UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22127

Columbia Funds Variable Series Trust II

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Michael G. Clarke

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: Last Day of December

Date of reporting period: June 30, 2026

Explanatory Note:

Please note that the Securities and Exchange Commission has a filing limit of 200MB for a filing.

As a result the Form N-CSR filing for Columbia Funds Variable Series Trust II is being split into Part 1 and Part 2 as the combined filing would exceed the SEC filing size limit.

Item 1. Reports to Stockholders.

Columbia Variable Portfolio – Balanced Fund

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Balanced Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$37	0.73%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,721,557,615
Total number of portfolio holdings	979
Portfolio turnover for the reporting period	44%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	28%

Columbia Variable Portfolio – Balanced Fund | Class 1 | SSR7000-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	23.5%
Financials	7.9%
Communication Services	7.1%
Health Care	6.2%
Industrials	6.2%
Consumer Discretionary	6.0%
Energy	1.6%
Utilities	1.0%
Consumer Staples	0.7%
Real Estate	0.7%
Other	0.6%

Top Holdings

Table Summary
NVIDIA Corp.	5.1%
Apple, Inc.	3.8%
Microsoft Corp.	3.2%
Amazon.com, Inc.	2.9%
iShares Core MSCI EAFE ETF	2.8%
Alphabet, Inc., Class A	2.1%
Broadcom, Inc.	2.0%
Alphabet, Inc., Class C	1.7%
Eli Lilly & Co.	1.5%
Micron Technology, Inc.	1.5%

Asset Categories

Table Summary
Common Stocks	61.5%
Residential Mortgage-Backed Securities - Agency	11.9%
Residential Mortgage-Backed Securities - Non-Agency	8.1%
Corporate Bonds & Notes	7.8%
Asset-Backed Securities - Non-Agency	4.8%
Money Market Funds	3.9%
Exchange-Traded Equity Funds	2.8%
Commercial Mortgage-Backed Securities - Non-Agency	1.3%
Other	0.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Balanced Fund | Class 1 | SSR7000-01_(08/26) |

Columbia Variable Portfolio – Balanced Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Balanced Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$50	0.98%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,721,557,615
Total number of portfolio holdings	979
Portfolio turnover for the reporting period	44%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	28%

Columbia Variable Portfolio – Balanced Fund | Class 2 | SSR7000-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	23.5%
Financials	7.9%
Communication Services	7.1%
Health Care	6.2%
Industrials	6.2%
Consumer Discretionary	6.0%
Energy	1.6%
Utilities	1.0%
Consumer Staples	0.7%
Real Estate	0.7%
Other	0.6%

Top Holdings

Table Summary
NVIDIA Corp.	5.1%
Apple, Inc.	3.8%
Microsoft Corp.	3.2%
Amazon.com, Inc.	2.9%
iShares Core MSCI EAFE ETF	2.8%
Alphabet, Inc., Class A	2.1%
Broadcom, Inc.	2.0%
Alphabet, Inc., Class C	1.7%
Eli Lilly & Co.	1.5%
Micron Technology, Inc.	1.5%

Asset Categories

Table Summary
Common Stocks	61.5%
Residential Mortgage-Backed Securities - Agency	11.9%
Residential Mortgage-Backed Securities - Non-Agency	8.1%
Corporate Bonds & Notes	7.8%
Asset-Backed Securities - Non-Agency	4.8%
Money Market Funds	3.9%
Exchange-Traded Equity Funds	2.8%
Commercial Mortgage-Backed Securities - Non-Agency	1.3%
Other	0.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Balanced Fund | Class 2 | SSR7000-02_(08/26) |

Columbia Variable Portfolio – Balanced Fund

Class 3

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Balanced Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$43	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,721,557,615
Total number of portfolio holdings	979
Portfolio turnover for the reporting period	44%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	28%

Columbia Variable Portfolio – Balanced Fund | Class 3 | SSR7000-03_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	23.5%
Financials	7.9%
Communication Services	7.1%
Health Care	6.2%
Industrials	6.2%
Consumer Discretionary	6.0%
Energy	1.6%
Utilities	1.0%
Consumer Staples	0.7%
Real Estate	0.7%
Other	0.6%

Top Holdings

Table Summary
NVIDIA Corp.	5.1%
Apple, Inc.	3.8%
Microsoft Corp.	3.2%
Amazon.com, Inc.	2.9%
iShares Core MSCI EAFE ETF	2.8%
Alphabet, Inc., Class A	2.1%
Broadcom, Inc.	2.0%
Alphabet, Inc., Class C	1.7%
Eli Lilly & Co.	1.5%
Micron Technology, Inc.	1.5%

Asset Categories

Table Summary
Common Stocks	61.5%
Residential Mortgage-Backed Securities - Agency	11.9%
Residential Mortgage-Backed Securities - Non-Agency	8.1%
Corporate Bonds & Notes	7.8%
Asset-Backed Securities - Non-Agency	4.8%
Money Market Funds	3.9%
Exchange-Traded Equity Funds	2.8%
Commercial Mortgage-Backed Securities - Non-Agency	1.3%
Other	0.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Balanced Fund | Class 3 | SSR7000-03_(08/26) |

Columbia Variable Portfolio – Commodity Strategy Fund

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Commodity Strategy Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$40	0.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$98,728,705
Total number of portfolio holdings	291
Portfolio turnover for the reporting period	58%

Columbia Variable Portfolio – Commodity Strategy Fund | Class 1 | SSR7001-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Commodities Exposure

Table Summary
Long
Energy	46.1%
Agriculture	36.9%
Industrial Metals	21.2%
Precious Metals	15.7%
Livestock	10.3%
Short
Industrial Metals	10.8%
Agriculture	10.7%

Asset Categories

Table Summary
Money Market Funds	38.6%
Corporate Bonds & Notes	22.7%
Asset-Backed Securities - Non-Agency	16.8%
Residential Mortgage-Backed Securities - Non-Agency	4.2%
Commercial Mortgage-Backed Securities - Non-Agency	3.9%
Other	1.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Commodity Strategy Fund | Class 1 | SSR7001-01_(08/26) |

Columbia Variable Portfolio – Commodity Strategy Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Commodity Strategy Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$54	0.99%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$98,728,705
Total number of portfolio holdings	291
Portfolio turnover for the reporting period	58%

Columbia Variable Portfolio – Commodity Strategy Fund | Class 2 | SSR7001-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Commodities Exposure

Table Summary
Long
Energy	46.1%
Agriculture	36.9%
Industrial Metals	21.2%
Precious Metals	15.7%
Livestock	10.3%
Short
Industrial Metals	10.8%
Agriculture	10.7%

Asset Categories

Table Summary
Money Market Funds	38.6%
Corporate Bonds & Notes	22.7%
Asset-Backed Securities - Non-Agency	16.8%
Residential Mortgage-Backed Securities - Non-Agency	4.2%
Commercial Mortgage-Backed Securities - Non-Agency	3.9%
Other	1.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Commodity Strategy Fund | Class 2 | SSR7001-02_(08/26) |

Columbia Variable Portfolio – Core Equity Fund

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Core Equity Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Variable Portfolio – Core Equity Fund	$20	0.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$228,968,369
Total number of portfolio holdings	78
Portfolio turnover for the reporting period	26%

Columbia Variable Portfolio – Core Equity Fund | SSR7003-00_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	37.6%
Financials	11.4%
Communication Services	9.7%
Consumer Discretionary	9.2%
Health Care	8.6%
Industrials	8.3%
Consumer Staples	4.3%
Energy	2.9%
Utilities	2.5%
Materials	1.9%
Other	1.7%

Top Holdings

Table Summary
NVIDIA Corp.	9.2%
Apple, Inc.	7.8%
Alphabet, Inc., Class A	6.8%
Microsoft Corp.	4.0%
Meta Platforms, Inc., Class A	3.0%
Amazon.com, Inc.	2.3%
Micron Technology, Inc.	2.1%
Altria Group, Inc.	2.0%
Arista Networks, Inc.	1.9%
Bristol-Myers Squibb Co.	1.8%

Asset Categories

Table Summary
Common Stocks	98.1%
Money Market Funds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Core Equity Fund | SSR7003-00_(08/26) |

Columbia Variable Portfolio – Cornerstone Equity Fund

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Cornerstone Equity Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$35	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$3,309,740,331
Total number of portfolio holdings	57
Portfolio turnover for the reporting period	39%

Columbia Variable Portfolio – Cornerstone Equity Fund | Class 1 | SSR7071-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	35.7%
Financials	13.8%
Health Care	11.2%
Industrials	10.4%
Communication Services	8.7%
Consumer Discretionary	8.3%
Consumer Staples	4.3%
Utilities	4.0%
Energy	1.7%
Real Estate	1.4%

Top Holdings

Table Summary
NVIDIA Corp.	8.6%
Apple, Inc.	5.8%
Alphabet, Inc., Class C	5.2%
Micron Technology, Inc.	4.0%
Microsoft Corp.	3.8%
Broadcom, Inc.	3.7%
Amazon.com, Inc.	3.2%
JPMorgan Chase & Co.	3.0%
Lam Research Corp.	2.9%
Palo Alto Networks, Inc.	2.6%

Asset Categories

Table Summary
Common Stocks	99.5%
Other	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Cornerstone Equity Fund | Class 1 | SSR7071-01_(08/26) |

Columbia Variable Portfolio – Cornerstone Equity Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Cornerstone Equity Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$48	0.92%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$3,309,740,331
Total number of portfolio holdings	57
Portfolio turnover for the reporting period	39%

Columbia Variable Portfolio – Cornerstone Equity Fund | Class 2 | SSR7071-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	35.7%
Financials	13.8%
Health Care	11.2%
Industrials	10.4%
Communication Services	8.7%
Consumer Discretionary	8.3%
Consumer Staples	4.3%
Utilities	4.0%
Energy	1.7%
Real Estate	1.4%

Top Holdings

Table Summary
NVIDIA Corp.	8.6%
Apple, Inc.	5.8%
Alphabet, Inc., Class C	5.2%
Micron Technology, Inc.	4.0%
Microsoft Corp.	3.8%
Broadcom, Inc.	3.7%
Amazon.com, Inc.	3.2%
JPMorgan Chase & Co.	3.0%
Lam Research Corp.	2.9%
Palo Alto Networks, Inc.	2.6%

Asset Categories

Table Summary
Common Stocks	99.5%
Other	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Cornerstone Equity Fund | Class 2 | SSR7071-02_(08/26) |

Columbia Variable Portfolio – Cornerstone Growth Fund

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Cornerstone Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$36	0.71%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$2,795,838,924
Total number of portfolio holdings	56
Portfolio turnover for the reporting period	26%

Columbia Variable Portfolio – Cornerstone Growth Fund | Class 1 | SSR7013-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	22.9%
Systems Software	10.8%
Technology Hardware, Storage & Peripherals	9.6%
Semiconductor Materials & Equipment	2.1%
Communications Equipment	1.7%
Other	2.1%

Top Holdings

Table Summary
NVIDIA Corp.	13.3%
Apple, Inc.	6.0%
Alphabet, Inc., Class A	5.6%
Microsoft Corp.	4.8%
Broadcom, Inc.	4.2%
Eli Lilly & Co.	4.0%
Meta Platforms, Inc., Class A	3.6%
Advanced Micro Devices, Inc.	3.0%
Palo Alto Networks, Inc.	2.7%
Visa, Inc., Class A	2.7%

Equity Sector Allocation

Table Summary
Information Technology	49.2%
Communication Services	10.9%
Industrials	10.8%
Health Care	9.6%
Consumer Discretionary	9.3%
Financials	5.8%
Consumer Staples	2.3%
Real Estate	1.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Cornerstone Growth Fund | Class 1 | SSR7013-01_(08/26) |

Columbia Variable Portfolio – Cornerstone Growth Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Cornerstone Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$49	0.96%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$2,795,838,924
Total number of portfolio holdings	56
Portfolio turnover for the reporting period	26%

Columbia Variable Portfolio – Cornerstone Growth Fund | Class 2 | SSR7013-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	22.9%
Systems Software	10.8%
Technology Hardware, Storage & Peripherals	9.6%
Semiconductor Materials & Equipment	2.1%
Communications Equipment	1.7%
Other	2.1%

Top Holdings

Table Summary
NVIDIA Corp.	13.3%
Apple, Inc.	6.0%
Alphabet, Inc., Class A	5.6%
Microsoft Corp.	4.8%
Broadcom, Inc.	4.2%
Eli Lilly & Co.	4.0%
Meta Platforms, Inc., Class A	3.6%
Advanced Micro Devices, Inc.	3.0%
Palo Alto Networks, Inc.	2.7%
Visa, Inc., Class A	2.7%

Equity Sector Allocation

Table Summary
Information Technology	49.2%
Communication Services	10.9%
Industrials	10.8%
Health Care	9.6%
Consumer Discretionary	9.3%
Financials	5.8%
Consumer Staples	2.3%
Real Estate	1.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Cornerstone Growth Fund | Class 2 | SSR7013-02_(08/26) |

Columbia Variable Portfolio – Cornerstone Growth Fund

Class 3

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Cornerstone Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$43	0.84%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$2,795,838,924
Total number of portfolio holdings	56
Portfolio turnover for the reporting period	26%

Columbia Variable Portfolio – Cornerstone Growth Fund | Class 3 | SSR7013-03_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	22.9%
Systems Software	10.8%
Technology Hardware, Storage & Peripherals	9.6%
Semiconductor Materials & Equipment	2.1%
Communications Equipment	1.7%
Other	2.1%

Top Holdings

Table Summary
NVIDIA Corp.	13.3%
Apple, Inc.	6.0%
Alphabet, Inc., Class A	5.6%
Microsoft Corp.	4.8%
Broadcom, Inc.	4.2%
Eli Lilly & Co.	4.0%
Meta Platforms, Inc., Class A	3.6%
Advanced Micro Devices, Inc.	3.0%
Palo Alto Networks, Inc.	2.7%
Visa, Inc., Class A	2.7%

Equity Sector Allocation

Table Summary
Information Technology	49.2%
Communication Services	10.9%
Industrials	10.8%
Health Care	9.6%
Consumer Discretionary	9.3%
Financials	5.8%
Consumer Staples	2.3%
Real Estate	1.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Cornerstone Growth Fund | Class 3 | SSR7013-03_(08/26) |

Columbia Variable Portfolio – Disciplined Core Fund

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Disciplined Core Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$35	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$3,798,442,942
Total number of portfolio holdings	78
Portfolio turnover for the reporting period	26%

Columbia Variable Portfolio – Disciplined Core Fund | Class 1 | SSR7004-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	37.6%
Financials	11.4%
Communication Services	9.7%
Consumer Discretionary	9.2%
Health Care	8.6%
Industrials	8.3%
Consumer Staples	4.3%
Energy	2.9%
Utilities	2.5%
Materials	1.9%
Other	1.7%

Top Holdings

Table Summary
NVIDIA Corp.	9.2%
Apple, Inc.	7.8%
Alphabet, Inc., Class A	6.8%
Microsoft Corp.	4.0%
Meta Platforms, Inc., Class A	3.0%
Amazon.com, Inc.	2.3%
Micron Technology, Inc.	2.1%
Altria Group, Inc.	2.0%
Arista Networks, Inc.	1.9%
Bristol-Myers Squibb Co.	1.8%

Asset Categories

Table Summary
Common Stocks	98.1%
Money Market Funds	1.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Disciplined Core Fund | Class 1 | SSR7004-01_(08/26) |

Columbia Variable Portfolio – Disciplined Core Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Disciplined Core Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$47	0.93%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$3,798,442,942
Total number of portfolio holdings	78
Portfolio turnover for the reporting period	26%

Columbia Variable Portfolio – Disciplined Core Fund | Class 2 | SSR7004-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	37.6%
Financials	11.4%
Communication Services	9.7%
Consumer Discretionary	9.2%
Health Care	8.6%
Industrials	8.3%
Consumer Staples	4.3%
Energy	2.9%
Utilities	2.5%
Materials	1.9%
Other	1.7%

Top Holdings

Table Summary
NVIDIA Corp.	9.2%
Apple, Inc.	7.8%
Alphabet, Inc., Class A	6.8%
Microsoft Corp.	4.0%
Meta Platforms, Inc., Class A	3.0%
Amazon.com, Inc.	2.3%
Micron Technology, Inc.	2.1%
Altria Group, Inc.	2.0%
Arista Networks, Inc.	1.9%
Bristol-Myers Squibb Co.	1.8%

Asset Categories

Table Summary
Common Stocks	98.1%
Money Market Funds	1.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Disciplined Core Fund | Class 2 | SSR7004-02_(08/26) |

Columbia Variable Portfolio – Disciplined Core Fund

Class 3

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Disciplined Core Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$41	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$3,798,442,942
Total number of portfolio holdings	78
Portfolio turnover for the reporting period	26%

Columbia Variable Portfolio – Disciplined Core Fund | Class 3 | SSR7004-03_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	37.6%
Financials	11.4%
Communication Services	9.7%
Consumer Discretionary	9.2%
Health Care	8.6%
Industrials	8.3%
Consumer Staples	4.3%
Energy	2.9%
Utilities	2.5%
Materials	1.9%
Other	1.7%

Top Holdings

Table Summary
NVIDIA Corp.	9.2%
Apple, Inc.	7.8%
Alphabet, Inc., Class A	6.8%
Microsoft Corp.	4.0%
Meta Platforms, Inc., Class A	3.0%
Amazon.com, Inc.	2.3%
Micron Technology, Inc.	2.1%
Altria Group, Inc.	2.0%
Arista Networks, Inc.	1.9%
Bristol-Myers Squibb Co.	1.8%

Asset Categories

Table Summary
Common Stocks	98.1%
Money Market Funds	1.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Disciplined Core Fund | Class 3 | SSR7004-03_(08/26) |

Columbia Variable Portfolio – Dividend Opportunity Fund

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Dividend Opportunity Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$35	0.66%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,017,490,848
Total number of portfolio holdings	91
Portfolio turnover for the reporting period	15%

Columbia Variable Portfolio – Dividend Opportunity Fund | Class 1 | SSR7005-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	18.7%
Health Care	13.4%
Information Technology	13.1%
Industrials	10.1%
Consumer Staples	9.2%
Energy	7.3%
Consumer Discretionary	6.2%
Real Estate	4.0%
Utilities	4.0%
Materials	3.2%
Other	3.1%

Top Holdings

Table Summary
Cisco Systems, Inc.	3.4%
JPMorgan Chase & Co.	3.1%
Exxon Mobil Corp.	3.1%
Johnson & Johnson	2.9%
Goldman Sachs Group, Inc. (The)	2.5%
AbbVie, Inc.	2.3%
Philip Morris International, Inc.	2.2%
International Business Machines Corp.	2.2%
Merck & Co., Inc.	2.0%
Chevron Corp.	1.9%

Asset Categories

Table Summary
Common Stocks	92.3%
Convertible Preferred Stocks	5.8%
Other	1.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Dividend Opportunity Fund | Class 1 | SSR7005-01_(08/26) |

Columbia Variable Portfolio – Dividend Opportunity Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Dividend Opportunity Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$48	0.91%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,017,490,848
Total number of portfolio holdings	91
Portfolio turnover for the reporting period	15%

Columbia Variable Portfolio – Dividend Opportunity Fund | Class 2 | SSR7005-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	18.7%
Health Care	13.4%
Information Technology	13.1%
Industrials	10.1%
Consumer Staples	9.2%
Energy	7.3%
Consumer Discretionary	6.2%
Real Estate	4.0%
Utilities	4.0%
Materials	3.2%
Other	3.1%

Top Holdings

Table Summary
Cisco Systems, Inc.	3.4%
JPMorgan Chase & Co.	3.1%
Exxon Mobil Corp.	3.1%
Johnson & Johnson	2.9%
Goldman Sachs Group, Inc. (The)	2.5%
AbbVie, Inc.	2.3%
Philip Morris International, Inc.	2.2%
International Business Machines Corp.	2.2%
Merck & Co., Inc.	2.0%
Chevron Corp.	1.9%

Asset Categories

Table Summary
Common Stocks	92.3%
Convertible Preferred Stocks	5.8%
Other	1.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Dividend Opportunity Fund | Class 2 | SSR7005-02_(08/26) |

Columbia Variable Portfolio – Dividend Opportunity Fund

Class 3

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Dividend Opportunity Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$42	0.79%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,017,490,848
Total number of portfolio holdings	91
Portfolio turnover for the reporting period	15%

Columbia Variable Portfolio – Dividend Opportunity Fund | Class 3 | SSR7005-03_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	18.7%
Health Care	13.4%
Information Technology	13.1%
Industrials	10.1%
Consumer Staples	9.2%
Energy	7.3%
Consumer Discretionary	6.2%
Real Estate	4.0%
Utilities	4.0%
Materials	3.2%
Other	3.1%

Top Holdings

Table Summary
Cisco Systems, Inc.	3.4%
JPMorgan Chase & Co.	3.1%
Exxon Mobil Corp.	3.1%
Johnson & Johnson	2.9%
Goldman Sachs Group, Inc. (The)	2.5%
AbbVie, Inc.	2.3%
Philip Morris International, Inc.	2.2%
International Business Machines Corp.	2.2%
Merck & Co., Inc.	2.0%
Chevron Corp.	1.9%

Asset Categories

Table Summary
Common Stocks	92.3%
Convertible Preferred Stocks	5.8%
Other	1.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Dividend Opportunity Fund | Class 3 | SSR7005-03_(08/26) |

Columbia Variable Portfolio – Emerging Markets Bond Fund

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Emerging Markets Bond Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$37	0.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$396,313,145
Total number of portfolio holdings	158
Portfolio turnover for the reporting period	19%

Columbia Variable Portfolio – Emerging Markets Bond Fund | Class 1 | SSR7006-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Perusahaan Penerbit SBSN Indonesia III 4.700% 06/06/2032	3.9%
Mexico Government International Bond 3.500% 02/12/2034	3.8%
Argentine Republic Government International Bond 2.750% 07/09/2035	2.5%
Romanian Government International Bond 3.625% 03/27/2032	2.5%
Chile Government International Bond 4.950% 01/05/2036	2.1%
Turkey Government International Bond 5.125% 02/17/2028	2.0%
DP World PLC 6.850% 07/02/2037	1.6%
Saudi Government International Bond 5.625% 01/13/2035	1.5%
Peruvian Government International Bond 5.625% 11/18/2050	1.4%
Paraguay Government International Bond 6.100% 08/11/2044	1.3%

Asset Categories

Table Summary
Foreign Government Obligations	85.5%
Corporate Bonds & Notes	7.6%
Money Market Funds	4.7%
Other	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Emerging Markets Bond Fund | Class 1 | SSR7006-01_(08/26) |

Columbia Variable Portfolio – Emerging Markets Bond Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Emerging Markets Bond Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$50	0.99%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$396,313,145
Total number of portfolio holdings	158
Portfolio turnover for the reporting period	19%

Columbia Variable Portfolio – Emerging Markets Bond Fund | Class 2 | SSR7006-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Perusahaan Penerbit SBSN Indonesia III 4.700% 06/06/2032	3.9%
Mexico Government International Bond 3.500% 02/12/2034	3.8%
Argentine Republic Government International Bond 2.750% 07/09/2035	2.5%
Romanian Government International Bond 3.625% 03/27/2032	2.5%
Chile Government International Bond 4.950% 01/05/2036	2.1%
Turkey Government International Bond 5.125% 02/17/2028	2.0%
DP World PLC 6.850% 07/02/2037	1.6%
Saudi Government International Bond 5.625% 01/13/2035	1.5%
Peruvian Government International Bond 5.625% 11/18/2050	1.4%
Paraguay Government International Bond 6.100% 08/11/2044	1.3%

Asset Categories

Table Summary
Foreign Government Obligations	85.5%
Corporate Bonds & Notes	7.6%
Money Market Funds	4.7%
Other	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Emerging Markets Bond Fund | Class 2 | SSR7006-02_(08/26) |

Columbia Variable Portfolio – Emerging Markets Fund

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Emerging Markets Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$64	1.09%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$552,861,824
Total number of portfolio holdings	96
Portfolio turnover for the reporting period	23%

Columbia Variable Portfolio – Emerging Markets Fund | Class 1 | SSR7007-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
South Korea	29.1%
Taiwan	28.5%
China	16.6%
India	5.0%
Greece	4.6%
Brazil	3.8%
South Africa	3.4%
Turkey	1.7%
Mexico	1.4%
United Kingdom	1.3%
Other	4.0%

Top Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co., Ltd.	15.6%
Samsung Electronics Co., Ltd.	10.0%
SK Hynix, Inc.	9.4%
Unimicron Technology Corp.	3.0%
Tencent Holdings Ltd.	2.8%
Samsung Electro-Mechanics Co., Ltd.	2.7%
Alibaba Group Holding Ltd.	2.2%
Capitec Bank Holdings Ltd.	1.9%
Piraeus Bank SA	1.8%
Delta Electronics, Inc.	1.7%

Equity Sector Allocation

Table Summary
Information Technology	52.1%
Financials	13.3%
Industrials	11.9%
Consumer Discretionary	5.3%
Communication Services	4.1%
Materials	3.5%
Real Estate	2.4%
Energy	2.2%
Consumer Staples	1.5%
Utilities	1.5%
Other	1.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Emerging Markets Fund | Class 1 | SSR7007-01_(08/26) |

Columbia Variable Portfolio – Emerging Markets Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Emerging Markets Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$78	1.34%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$552,861,824
Total number of portfolio holdings	96
Portfolio turnover for the reporting period	23%

Columbia Variable Portfolio – Emerging Markets Fund | Class 2 | SSR7007-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
South Korea	29.1%
Taiwan	28.5%
China	16.6%
India	5.0%
Greece	4.6%
Brazil	3.8%
South Africa	3.4%
Turkey	1.7%
Mexico	1.4%
United Kingdom	1.3%
Other	4.0%

Top Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co., Ltd.	15.6%
Samsung Electronics Co., Ltd.	10.0%
SK Hynix, Inc.	9.4%
Unimicron Technology Corp.	3.0%
Tencent Holdings Ltd.	2.8%
Samsung Electro-Mechanics Co., Ltd.	2.7%
Alibaba Group Holding Ltd.	2.2%
Capitec Bank Holdings Ltd.	1.9%
Piraeus Bank SA	1.8%
Delta Electronics, Inc.	1.7%

Equity Sector Allocation

Table Summary
Information Technology	52.1%
Financials	13.3%
Industrials	11.9%
Consumer Discretionary	5.3%
Communication Services	4.1%
Materials	3.5%
Real Estate	2.4%
Energy	2.2%
Consumer Staples	1.5%
Utilities	1.5%
Other	1.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Emerging Markets Fund | Class 2 | SSR7007-02_(08/26) |

Columbia Variable Portfolio – Emerging Markets Fund

Class 3

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Emerging Markets Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$71	1.22%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$552,861,824
Total number of portfolio holdings	96
Portfolio turnover for the reporting period	23%

Columbia Variable Portfolio – Emerging Markets Fund | Class 3 | SSR7007-03_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
South Korea	29.1%
Taiwan	28.5%
China	16.6%
India	5.0%
Greece	4.6%
Brazil	3.8%
South Africa	3.4%
Turkey	1.7%
Mexico	1.4%
United Kingdom	1.3%
Other	4.0%

Top Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co., Ltd.	15.6%
Samsung Electronics Co., Ltd.	10.0%
SK Hynix, Inc.	9.4%
Unimicron Technology Corp.	3.0%
Tencent Holdings Ltd.	2.8%
Samsung Electro-Mechanics Co., Ltd.	2.7%
Alibaba Group Holding Ltd.	2.2%
Capitec Bank Holdings Ltd.	1.9%
Piraeus Bank SA	1.8%
Delta Electronics, Inc.	1.7%

Equity Sector Allocation

Table Summary
Information Technology	52.1%
Financials	13.3%
Industrials	11.9%
Consumer Discretionary	5.3%
Communication Services	4.1%
Materials	3.5%
Real Estate	2.4%
Energy	2.2%
Consumer Staples	1.5%
Utilities	1.5%
Other	1.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Emerging Markets Fund | Class 3 | SSR7007-03_(08/26) |

Columbia Variable Portfolio – Government Money Market Fund

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Government Money Market Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$18	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$543,557,112
Total number of portfolio holdings	60

Columbia Variable Portfolio – Government Money Market Fund | Class 1 | SSR7009-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Tri-party RBC Dominion Securities, Inc. 3.640% 07/01/2026	22.1%
Tri-party TD Securities LLC 3.640% 07/01/2026	9.2%
Federal Home Loan Banks Discount Notes 3.590% 08/14/2026	9.2%
Federal Home Loan Banks 3.470% 07/01/2026	6.2%
Federal National Mortgage Association 3.755% 08/21/2026	3.7%
Federal Home Loan Banks Discount Notes 3.610% 08/07/2026	3.7%
Federal Agricultural Mortgage Corp. 3.760% 01/06/2027	2.9%
Federal Home Loan Banks Discount Notes 3.070% 07/06/2026	1.8%
Freddie Mac Discount Notes 3.490% 07/20/2026	1.8%
U.S. Treasury Bills 3.510% 07/21/2026	1.8%

Asset Categories

Table Summary
U.S. Government & Agency Obligations	60.9%
Repurchase Agreements	31.3%
Treasury Bills	4.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Government Money Market Fund | Class 1 | SSR7009-01_(08/26) |

Columbia Variable Portfolio – Government Money Market Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Government Money Market Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$30	0.60%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$543,557,112
Total number of portfolio holdings	60

Columbia Variable Portfolio – Government Money Market Fund | Class 2 | SSR7009-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Tri-party RBC Dominion Securities, Inc. 3.640% 07/01/2026	22.1%
Tri-party TD Securities LLC 3.640% 07/01/2026	9.2%
Federal Home Loan Banks Discount Notes 3.590% 08/14/2026	9.2%
Federal Home Loan Banks 3.470% 07/01/2026	6.2%
Federal National Mortgage Association 3.755% 08/21/2026	3.7%
Federal Home Loan Banks Discount Notes 3.610% 08/07/2026	3.7%
Federal Agricultural Mortgage Corp. 3.760% 01/06/2027	2.9%
Federal Home Loan Banks Discount Notes 3.070% 07/06/2026	1.8%
Freddie Mac Discount Notes 3.490% 07/20/2026	1.8%
U.S. Treasury Bills 3.510% 07/21/2026	1.8%

Asset Categories

Table Summary
U.S. Government & Agency Obligations	60.9%
Repurchase Agreements	31.3%
Treasury Bills	4.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Government Money Market Fund | Class 2 | SSR7009-02_(08/26) |

Columbia Variable Portfolio – Government Money Market Fund

Class 3

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Government Money Market Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$24	0.48%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$543,557,112
Total number of portfolio holdings	60

Columbia Variable Portfolio – Government Money Market Fund | Class 3 | SSR7009-03_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Tri-party RBC Dominion Securities, Inc. 3.640% 07/01/2026	22.1%
Tri-party TD Securities LLC 3.640% 07/01/2026	9.2%
Federal Home Loan Banks Discount Notes 3.590% 08/14/2026	9.2%
Federal Home Loan Banks 3.470% 07/01/2026	6.2%
Federal National Mortgage Association 3.755% 08/21/2026	3.7%
Federal Home Loan Banks Discount Notes 3.610% 08/07/2026	3.7%
Federal Agricultural Mortgage Corp. 3.760% 01/06/2027	2.9%
Federal Home Loan Banks Discount Notes 3.070% 07/06/2026	1.8%
Freddie Mac Discount Notes 3.490% 07/20/2026	1.8%
U.S. Treasury Bills 3.510% 07/21/2026	1.8%

Asset Categories

Table Summary
U.S. Government & Agency Obligations	60.9%
Repurchase Agreements	31.3%
Treasury Bills	4.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Government Money Market Fund | Class 3 | SSR7009-03_(08/26) |

Columbia Variable Portfolio – High Yield Bond Fund

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – High Yield Bond Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$32	0.64%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$294,391,936
Total number of portfolio holdings	528
Portfolio turnover for the reporting period	25%

Columbia Variable Portfolio – High Yield Bond Fund | Class 1 | SSR7010-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia US High Yield ETF	1.8%
HUB International Ltd. 7.250% 06/15/2030	0.7%
Cloud Software Group, Inc. 9.000% 09/30/2029	0.7%
Condor Merger Sub, Inc. 7.375% 02/15/2030	0.7%
SV RNO Property Owner 1 LLC 5.875% 03/01/2031	0.6%
APLD ComputeCo 2 LLC 6.750% 03/15/2031	0.6%
DISH Network Corp. 11.750% 11/15/2027	0.6%
PR RNO Property Owner 1 LLC 6.500% 05/01/2031	0.6%
Ardonagh Group Finance Ltd. 8.875% 02/15/2032	0.5%
Herc Holdings, Inc. 7.250% 06/15/2033	0.5%

Asset Categories

Table Summary
Corporate Bonds & Notes	93.5%
Money Market Funds	2.5%
Exchange-Traded Fixed Income Funds	2.1%
Other	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – High Yield Bond Fund | Class 1 | SSR7010-01_(08/26) |

Columbia Variable Portfolio – High Yield Bond Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – High Yield Bond Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$45	0.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$294,391,936
Total number of portfolio holdings	528
Portfolio turnover for the reporting period	25%

Columbia Variable Portfolio – High Yield Bond Fund | Class 2 | SSR7010-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia US High Yield ETF	1.8%
HUB International Ltd. 7.250% 06/15/2030	0.7%
Cloud Software Group, Inc. 9.000% 09/30/2029	0.7%
Condor Merger Sub, Inc. 7.375% 02/15/2030	0.7%
SV RNO Property Owner 1 LLC 5.875% 03/01/2031	0.6%
APLD ComputeCo 2 LLC 6.750% 03/15/2031	0.6%
DISH Network Corp. 11.750% 11/15/2027	0.6%
PR RNO Property Owner 1 LLC 6.500% 05/01/2031	0.6%
Ardonagh Group Finance Ltd. 8.875% 02/15/2032	0.5%
Herc Holdings, Inc. 7.250% 06/15/2033	0.5%

Asset Categories

Table Summary
Corporate Bonds & Notes	93.5%
Money Market Funds	2.5%
Exchange-Traded Fixed Income Funds	2.1%
Other	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – High Yield Bond Fund | Class 2 | SSR7010-02_(08/26) |

Columbia Variable Portfolio – High Yield Bond Fund

Class 3

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – High Yield Bond Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$38	0.76%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$294,391,936
Total number of portfolio holdings	528
Portfolio turnover for the reporting period	25%

Columbia Variable Portfolio – High Yield Bond Fund | Class 3 | SSR7010-03_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia US High Yield ETF	1.8%
HUB International Ltd. 7.250% 06/15/2030	0.7%
Cloud Software Group, Inc. 9.000% 09/30/2029	0.7%
Condor Merger Sub, Inc. 7.375% 02/15/2030	0.7%
SV RNO Property Owner 1 LLC 5.875% 03/01/2031	0.6%
APLD ComputeCo 2 LLC 6.750% 03/15/2031	0.6%
DISH Network Corp. 11.750% 11/15/2027	0.6%
PR RNO Property Owner 1 LLC 6.500% 05/01/2031	0.6%
Ardonagh Group Finance Ltd. 8.875% 02/15/2032	0.5%
Herc Holdings, Inc. 7.250% 06/15/2033	0.5%

Asset Categories

Table Summary
Corporate Bonds & Notes	93.5%
Money Market Funds	2.5%
Exchange-Traded Fixed Income Funds	2.1%
Other	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – High Yield Bond Fund | Class 3 | SSR7010-03_(08/26) |

Columbia Variable Portfolio – Income Opportunities Fund

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Income Opportunities Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$32	0.64%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$516,224,928
Total number of portfolio holdings	515
Portfolio turnover for the reporting period	23%

Columbia Variable Portfolio – Income Opportunities Fund | Class 1 | SSR7011-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia Short Duration High Yield ETF	1.4%
SV RNO Property Owner 1 LLC 5.875% 03/01/2031	0.7%
TransDigm, Inc. 6.625% 03/01/2032	0.7%
CCO Holdings LLC/Capital Corp. 4.500% 08/15/2030	0.6%
HUB International Ltd. 7.250% 06/15/2030	0.6%
APLD ComputeCo 2 LLC 6.750% 03/15/2031	0.6%
PR RNO Property Owner 1 LLC 6.500% 05/01/2031	0.6%
Herc Holdings, Inc. 7.250% 06/15/2033	0.6%
Aretec Escrow Issuer 2, Inc. 10.000% 08/15/2030	0.6%
DISH Network Corp. 11.750% 11/15/2027	0.5%

Asset Categories

Table Summary
Corporate Bonds & Notes	94.8%
Money Market Funds	1.8%
Exchange-Traded Fixed Income Funds	1.4%
Other	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Income Opportunities Fund | Class 1 | SSR7011-01_(08/26) |

Columbia Variable Portfolio – Income Opportunities Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Income Opportunities Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$45	0.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$516,224,928
Total number of portfolio holdings	515
Portfolio turnover for the reporting period	23%

Columbia Variable Portfolio – Income Opportunities Fund | Class 2 | SSR7011-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia Short Duration High Yield ETF	1.4%
SV RNO Property Owner 1 LLC 5.875% 03/01/2031	0.7%
TransDigm, Inc. 6.625% 03/01/2032	0.7%
CCO Holdings LLC/Capital Corp. 4.500% 08/15/2030	0.6%
HUB International Ltd. 7.250% 06/15/2030	0.6%
APLD ComputeCo 2 LLC 6.750% 03/15/2031	0.6%
PR RNO Property Owner 1 LLC 6.500% 05/01/2031	0.6%
Herc Holdings, Inc. 7.250% 06/15/2033	0.6%
Aretec Escrow Issuer 2, Inc. 10.000% 08/15/2030	0.6%
DISH Network Corp. 11.750% 11/15/2027	0.5%

Asset Categories

Table Summary
Corporate Bonds & Notes	94.8%
Money Market Funds	1.8%
Exchange-Traded Fixed Income Funds	1.4%
Other	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Income Opportunities Fund | Class 2 | SSR7011-02_(08/26) |

Columbia Variable Portfolio – Income Opportunities Fund

Class 3

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Income Opportunities Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$39	0.77%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$516,224,928
Total number of portfolio holdings	515
Portfolio turnover for the reporting period	23%

Columbia Variable Portfolio – Income Opportunities Fund | Class 3 | SSR7011-03_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia Short Duration High Yield ETF	1.4%
SV RNO Property Owner 1 LLC 5.875% 03/01/2031	0.7%
TransDigm, Inc. 6.625% 03/01/2032	0.7%
CCO Holdings LLC/Capital Corp. 4.500% 08/15/2030	0.6%
HUB International Ltd. 7.250% 06/15/2030	0.6%
APLD ComputeCo 2 LLC 6.750% 03/15/2031	0.6%
PR RNO Property Owner 1 LLC 6.500% 05/01/2031	0.6%
Herc Holdings, Inc. 7.250% 06/15/2033	0.6%
Aretec Escrow Issuer 2, Inc. 10.000% 08/15/2030	0.6%
DISH Network Corp. 11.750% 11/15/2027	0.5%

Asset Categories

Table Summary
Corporate Bonds & Notes	94.8%
Money Market Funds	1.8%
Exchange-Traded Fixed Income Funds	1.4%
Other	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Income Opportunities Fund | Class 3 | SSR7011-03_(08/26) |

Columbia Variable Portfolio – Intermediate Bond Fund

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Intermediate Bond Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$26	0.53%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$2,766,072,680
Total number of portfolio holdings	1,133
Portfolio turnover for the reporting period	90%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	35%

Columbia Variable Portfolio – Intermediate Bond Fund | Class 1 | SSR7012-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Interest Rate Risk	49.1%
Credit Risk	2.2%
Short
Interest Rate Risk	41.7%
Credit Risk	4.0%

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	39.0%
Corporate Bonds & Notes	20.4%
Residential Mortgage-Backed Securities - Non-Agency	15.0%
Asset-Backed Securities - Non-Agency	11.9%
Money Market Funds	8.5%
Senior Loans	7.7%
Foreign Government Obligations	5.6%
Commercial Mortgage-Backed Securities - Non-Agency	1.3%
Other	0.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Intermediate Bond Fund | Class 1 | SSR7012-01_(08/26) |

Columbia Variable Portfolio – Intermediate Bond Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Intermediate Bond Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$39	0.78%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$2,766,072,680
Total number of portfolio holdings	1,133
Portfolio turnover for the reporting period	90%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	35%

Columbia Variable Portfolio – Intermediate Bond Fund | Class 2 | SSR7012-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Interest Rate Risk	49.1%
Credit Risk	2.2%
Short
Interest Rate Risk	41.7%
Credit Risk	4.0%

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	39.0%
Corporate Bonds & Notes	20.4%
Residential Mortgage-Backed Securities - Non-Agency	15.0%
Asset-Backed Securities - Non-Agency	11.9%
Money Market Funds	8.5%
Senior Loans	7.7%
Foreign Government Obligations	5.6%
Commercial Mortgage-Backed Securities - Non-Agency	1.3%
Other	0.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Intermediate Bond Fund | Class 2 | SSR7012-02_(08/26) |

Columbia Variable Portfolio – Intermediate Bond Fund

Class 3

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Intermediate Bond Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$32	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$2,766,072,680
Total number of portfolio holdings	1,133
Portfolio turnover for the reporting period	90%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	35%

Columbia Variable Portfolio – Intermediate Bond Fund | Class 3 | SSR7012-03_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Interest Rate Risk	49.1%
Credit Risk	2.2%
Short
Interest Rate Risk	41.7%
Credit Risk	4.0%

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	39.0%
Corporate Bonds & Notes	20.4%
Residential Mortgage-Backed Securities - Non-Agency	15.0%
Asset-Backed Securities - Non-Agency	11.9%
Money Market Funds	8.5%
Senior Loans	7.7%
Foreign Government Obligations	5.6%
Commercial Mortgage-Backed Securities - Non-Agency	1.3%
Other	0.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Intermediate Bond Fund | Class 3 | SSR7012-03_(08/26) |

Columbia Variable Portfolio – Large Cap Index Fund

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Large Cap Index Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$13	0.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$2,632,642,845
Total number of portfolio holdings	506
Portfolio turnover for the reporting period	2%

Columbia Variable Portfolio – Large Cap Index Fund | Class 1 | SSR7014-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	37.5%
Financials	11.6%
Communication Services	9.6%
Consumer Discretionary	9.2%
Industrials	8.8%
Health Care	8.8%
Consumer Staples	4.5%
Energy	2.9%
Utilities	2.2%
Materials	1.8%
Other	1.8%

Top Holdings

Table Summary
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%

Asset Categories

Table Summary
Common Stocks	98.7%
Money Market Funds	1.4%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Large Cap Index Fund | Class 1 | SSR7014-01_(08/26) |

Columbia Variable Portfolio – Large Cap Index Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Large Cap Index Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$26	0.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$2,632,642,845
Total number of portfolio holdings	506
Portfolio turnover for the reporting period	2%

Columbia Variable Portfolio – Large Cap Index Fund | Class 2 | SSR7014-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	37.5%
Financials	11.6%
Communication Services	9.6%
Consumer Discretionary	9.2%
Industrials	8.8%
Health Care	8.8%
Consumer Staples	4.5%
Energy	2.9%
Utilities	2.2%
Materials	1.8%
Other	1.8%

Top Holdings

Table Summary
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%

Asset Categories

Table Summary
Common Stocks	98.7%
Money Market Funds	1.4%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Large Cap Index Fund | Class 2 | SSR7014-02_(08/26) |

Columbia Variable Portfolio – Large Cap Index Fund

Class 3

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Large Cap Index Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$20	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$2,632,642,845
Total number of portfolio holdings	506
Portfolio turnover for the reporting period	2%

Columbia Variable Portfolio – Large Cap Index Fund | Class 3 | SSR7014-03_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	37.5%
Financials	11.6%
Communication Services	9.6%
Consumer Discretionary	9.2%
Industrials	8.8%
Health Care	8.8%
Consumer Staples	4.5%
Energy	2.9%
Utilities	2.2%
Materials	1.8%
Other	1.8%

Top Holdings

Table Summary
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%

Asset Categories

Table Summary
Common Stocks	98.7%
Money Market Funds	1.4%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Large Cap Index Fund | Class 3 | SSR7014-03_(08/26) |

Columbia Variable Portfolio – Overseas Core Fund

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Overseas Core Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$40	0.79%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$3,769,623,051
Total number of portfolio holdings	163
Portfolio turnover for the reporting period	27%

Columbia Variable Portfolio – Overseas Core Fund | Class 1 | SSR7018-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	22.9%
United States	12.4%
Netherlands	8.6%
France	6.8%
United Kingdom	6.0%
Canada	5.4%
Italy	3.4%
Greece	2.9%
Australia	2.8%
Denmark	2.4%
Other	26.3%

Top Holdings

Table Summary
AstraZeneca PLC	2.5%
ING Groep NV	2.5%
Shell PLC	2.2%
Primo Brands Corp., Class A	2.1%
Powszechna Kasa Oszczednosci Bank Polski SA	2.0%
ASM International NV	2.0%
iShares MSCI EAFE ETF	2.0%
Mitsubishi UFJ Financial Group, Inc.	2.0%
AXA SA	2.0%
National Bank of Greece SA	1.9%

Equity Sector Allocation

Table Summary
Financials	21.0%
Industrials	15.4%
Information Technology	14.9%
Health Care	10.9%
Consumer Discretionary	8.5%
Consumer Staples	8.5%
Energy	7.7%
Materials	6.7%
Utilities	1.5%
Communication Services	1.4%
Other	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Overseas Core Fund | Class 1 | SSR7018-01_(08/26) |

Columbia Variable Portfolio – Overseas Core Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Overseas Core Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$53	1.04%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$3,769,623,051
Total number of portfolio holdings	163
Portfolio turnover for the reporting period	27%

Columbia Variable Portfolio – Overseas Core Fund | Class 2 | SSR7018-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	22.9%
United States	12.4%
Netherlands	8.6%
France	6.8%
United Kingdom	6.0%
Canada	5.4%
Italy	3.4%
Greece	2.9%
Australia	2.8%
Denmark	2.4%
Other	26.3%

Top Holdings

Table Summary
AstraZeneca PLC	2.5%
ING Groep NV	2.5%
Shell PLC	2.2%
Primo Brands Corp., Class A	2.1%
Powszechna Kasa Oszczednosci Bank Polski SA	2.0%
ASM International NV	2.0%
iShares MSCI EAFE ETF	2.0%
Mitsubishi UFJ Financial Group, Inc.	2.0%
AXA SA	2.0%
National Bank of Greece SA	1.9%

Equity Sector Allocation

Table Summary
Financials	21.0%
Industrials	15.4%
Information Technology	14.9%
Health Care	10.9%
Consumer Discretionary	8.5%
Consumer Staples	8.5%
Energy	7.7%
Materials	6.7%
Utilities	1.5%
Communication Services	1.4%
Other	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Overseas Core Fund | Class 2 | SSR7018-02_(08/26) |

Columbia Variable Portfolio – Overseas Core Fund

Class 3

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Overseas Core Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$47	0.92%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$3,769,623,051
Total number of portfolio holdings	163
Portfolio turnover for the reporting period	27%

Columbia Variable Portfolio – Overseas Core Fund | Class 3 | SSR7018-03_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	22.9%
United States	12.4%
Netherlands	8.6%
France	6.8%
United Kingdom	6.0%
Canada	5.4%
Italy	3.4%
Greece	2.9%
Australia	2.8%
Denmark	2.4%
Other	26.3%

Top Holdings

Table Summary
AstraZeneca PLC	2.5%
ING Groep NV	2.5%
Shell PLC	2.2%
Primo Brands Corp., Class A	2.1%
Powszechna Kasa Oszczednosci Bank Polski SA	2.0%
ASM International NV	2.0%
iShares MSCI EAFE ETF	2.0%
Mitsubishi UFJ Financial Group, Inc.	2.0%
AXA SA	2.0%
National Bank of Greece SA	1.9%

Equity Sector Allocation

Table Summary
Financials	21.0%
Industrials	15.4%
Information Technology	14.9%
Health Care	10.9%
Consumer Discretionary	8.5%
Consumer Staples	8.5%
Energy	7.7%
Materials	6.7%
Utilities	1.5%
Communication Services	1.4%
Other	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Overseas Core Fund | Class 3 | SSR7018-03_(08/26) |

Columbia Variable Portfolio – Select Corporate Income Fund

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Select Corporate Income Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$23	0.47%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,914,031,111
Total number of portfolio holdings	201
Portfolio turnover for the reporting period	61%

Columbia Variable Portfolio – Select Corporate Income Fund | Class 1 | SSR7008-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
U.S. Treasury 5.000% 05/15/2045	2.4%
Goldman Sachs Group, Inc. (The) 5.425% 06/03/2037	2.2%
Bank of America Corp. 2.299% 07/21/2032	2.2%
L3Harris Technologies, Inc. 5.400% 01/15/2027	2.1%
U.S. Treasury 4.750% 02/15/2045	1.9%
T-Mobile US, Inc. 2.625% 02/15/2029	1.8%
Merck & Co., Inc. 5.200% 05/22/2036	1.6%
Morgan Stanley 5.296% 04/10/2037	1.5%
Principal Life Global Funding II 4.950% 11/27/2029	1.5%
JPMorgan Chase & Co. 4.622% 04/23/2032	1.4%

Asset Categories

Table Summary
Corporate Bonds & Notes	92.4%
U.S. Treasury Obligations	5.7%
Other	0.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Select Corporate Income Fund | Class 1 | SSR7008-01_(08/26) |

Columbia Variable Portfolio – Select Corporate Income Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Select Corporate Income Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$36	0.72%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,914,031,111
Total number of portfolio holdings	201
Portfolio turnover for the reporting period	61%

Columbia Variable Portfolio – Select Corporate Income Fund | Class 2 | SSR7008-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
U.S. Treasury 5.000% 05/15/2045	2.4%
Goldman Sachs Group, Inc. (The) 5.425% 06/03/2037	2.2%
Bank of America Corp. 2.299% 07/21/2032	2.2%
L3Harris Technologies, Inc. 5.400% 01/15/2027	2.1%
U.S. Treasury 4.750% 02/15/2045	1.9%
T-Mobile US, Inc. 2.625% 02/15/2029	1.8%
Merck & Co., Inc. 5.200% 05/22/2036	1.6%
Morgan Stanley 5.296% 04/10/2037	1.5%
Principal Life Global Funding II 4.950% 11/27/2029	1.5%
JPMorgan Chase & Co. 4.622% 04/23/2032	1.4%

Asset Categories

Table Summary
Corporate Bonds & Notes	92.4%
U.S. Treasury Obligations	5.7%
Other	0.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Select Corporate Income Fund | Class 2 | SSR7008-02_(08/26) |

Columbia Variable Portfolio – Select Corporate Income Fund

Class 3

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Select Corporate Income Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$30	0.60%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,914,031,111
Total number of portfolio holdings	201
Portfolio turnover for the reporting period	61%

Columbia Variable Portfolio – Select Corporate Income Fund | Class 3 | SSR7008-03_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
U.S. Treasury 5.000% 05/15/2045	2.4%
Goldman Sachs Group, Inc. (The) 5.425% 06/03/2037	2.2%
Bank of America Corp. 2.299% 07/21/2032	2.2%
L3Harris Technologies, Inc. 5.400% 01/15/2027	2.1%
U.S. Treasury 4.750% 02/15/2045	1.9%
T-Mobile US, Inc. 2.625% 02/15/2029	1.8%
Merck & Co., Inc. 5.200% 05/22/2036	1.6%
Morgan Stanley 5.296% 04/10/2037	1.5%
Principal Life Global Funding II 4.950% 11/27/2029	1.5%
JPMorgan Chase & Co. 4.622% 04/23/2032	1.4%

Asset Categories

Table Summary
Corporate Bonds & Notes	92.4%
U.S. Treasury Obligations	5.7%
Other	0.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Select Corporate Income Fund | Class 3 | SSR7008-03_(08/26) |

Columbia Variable Portfolio – Select Large Cap Value Fund

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Select Large Cap Value Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$37	0.69%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$2,461,588,291
Total number of portfolio holdings	41
Portfolio turnover for the reporting period	25%

Columbia Variable Portfolio – Select Large Cap Value Fund | Class 1 | SSR7020-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	18.5%
Information Technology	17.8%
Industrials	12.8%
Health Care	12.5%
Energy	9.4%
Consumer Discretionary	7.0%
Consumer Staples	5.9%
Materials	5.5%
Communication Services	4.3%
Utilities	3.0%
Other	2.7%

Top Holdings

Table Summary
Micron Technology, Inc.	3.5%
Constellation Brands, Inc., Class A	3.4%
Salesforce, Inc.	3.2%
CVS Health Corp.	3.2%
PG&E Corp.	2.9%
Corning, Inc.	2.9%
Lowe's Companies, Inc.	2.9%
Freeport-McMoRan, Inc.	2.8%
Morgan Stanley	2.8%
Boeing Co. (The)	2.8%

Asset Categories

Table Summary
Common Stocks	99.4%
Money Market Funds	1.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Select Large Cap Value Fund | Class 1 | SSR7020-01_(08/26) |

Columbia Variable Portfolio – Select Large Cap Value Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Select Large Cap Value Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$50	0.94%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$2,461,588,291
Total number of portfolio holdings	41
Portfolio turnover for the reporting period	25%

Columbia Variable Portfolio – Select Large Cap Value Fund | Class 2 | SSR7020-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	18.5%
Information Technology	17.8%
Industrials	12.8%
Health Care	12.5%
Energy	9.4%
Consumer Discretionary	7.0%
Consumer Staples	5.9%
Materials	5.5%
Communication Services	4.3%
Utilities	3.0%
Other	2.7%

Top Holdings

Table Summary
Micron Technology, Inc.	3.5%
Constellation Brands, Inc., Class A	3.4%
Salesforce, Inc.	3.2%
CVS Health Corp.	3.2%
PG&E Corp.	2.9%
Corning, Inc.	2.9%
Lowe's Companies, Inc.	2.9%
Freeport-McMoRan, Inc.	2.8%
Morgan Stanley	2.8%
Boeing Co. (The)	2.8%

Asset Categories

Table Summary
Common Stocks	99.4%
Money Market Funds	1.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Select Large Cap Value Fund | Class 2 | SSR7020-02_(08/26) |

Columbia Variable Portfolio – Select Large Cap Value Fund

Class 3

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Select Large Cap Value Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$43	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$2,461,588,291
Total number of portfolio holdings	41
Portfolio turnover for the reporting period	25%

Columbia Variable Portfolio – Select Large Cap Value Fund | Class 3 | SSR7020-03_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	18.5%
Information Technology	17.8%
Industrials	12.8%
Health Care	12.5%
Energy	9.4%
Consumer Discretionary	7.0%
Consumer Staples	5.9%
Materials	5.5%
Communication Services	4.3%
Utilities	3.0%
Other	2.7%

Top Holdings

Table Summary
Micron Technology, Inc.	3.5%
Constellation Brands, Inc., Class A	3.4%
Salesforce, Inc.	3.2%
CVS Health Corp.	3.2%
PG&E Corp.	2.9%
Corning, Inc.	2.9%
Lowe's Companies, Inc.	2.9%
Freeport-McMoRan, Inc.	2.8%
Morgan Stanley	2.8%
Boeing Co. (The)	2.8%

Asset Categories

Table Summary
Common Stocks	99.4%
Money Market Funds	1.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Select Large Cap Value Fund | Class 3 | SSR7020-03_(08/26) |

Columbia Variable Portfolio – Select Mid Cap Growth Fund

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Select Mid Cap Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$45	0.82%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$544,587,353
Total number of portfolio holdings	71
Portfolio turnover for the reporting period	130%

Columbia Variable Portfolio – Select Mid Cap Growth Fund | Class 1 | SSR7017-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	28.2%
Industrials	20.4%
Consumer Discretionary	17.3%
Health Care	11.0%
Communication Services	8.8%
Energy	3.9%
Financials	2.7%
Utilities	2.7%
Materials	1.8%
Consumer Staples	1.7%

Top Holdings

Table Summary
Take-Two Interactive Software, Inc.	4.2%
Snowflake, Inc., Class A	3.2%
Datadog, Inc., Class A	3.0%
Howmet Aerospace, Inc.	3.0%
Lattice Semiconductor Corp.	2.7%
Bloom Energy Corp., Class A	2.6%
Kioxia Holdings Corp.	2.6%
SharkNinja, Inc.	2.5%
Axon Enterprise, Inc.	2.1%
Targa Resources Corp.	2.1%

Asset Categories

Table Summary
Common Stocks	98.5%
Money Market Funds	1.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Select Mid Cap Growth Fund | Class 1 | SSR7017-01_(08/26) |

Columbia Variable Portfolio – Select Mid Cap Growth Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Select Mid Cap Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$59	1.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$544,587,353
Total number of portfolio holdings	71
Portfolio turnover for the reporting period	130%

Columbia Variable Portfolio – Select Mid Cap Growth Fund | Class 2 | SSR7017-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	28.2%
Industrials	20.4%
Consumer Discretionary	17.3%
Health Care	11.0%
Communication Services	8.8%
Energy	3.9%
Financials	2.7%
Utilities	2.7%
Materials	1.8%
Consumer Staples	1.7%

Top Holdings

Table Summary
Take-Two Interactive Software, Inc.	4.2%
Snowflake, Inc., Class A	3.2%
Datadog, Inc., Class A	3.0%
Howmet Aerospace, Inc.	3.0%
Lattice Semiconductor Corp.	2.7%
Bloom Energy Corp., Class A	2.6%
Kioxia Holdings Corp.	2.6%
SharkNinja, Inc.	2.5%
Axon Enterprise, Inc.	2.1%
Targa Resources Corp.	2.1%

Asset Categories

Table Summary
Common Stocks	98.5%
Money Market Funds	1.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Select Mid Cap Growth Fund | Class 2 | SSR7017-02_(08/26) |

Columbia Variable Portfolio – Select Mid Cap Growth Fund

Class 3

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Select Mid Cap Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$52	0.94%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$544,587,353
Total number of portfolio holdings	71
Portfolio turnover for the reporting period	130%

Columbia Variable Portfolio – Select Mid Cap Growth Fund | Class 3 | SSR7017-03_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	28.2%
Industrials	20.4%
Consumer Discretionary	17.3%
Health Care	11.0%
Communication Services	8.8%
Energy	3.9%
Financials	2.7%
Utilities	2.7%
Materials	1.8%
Consumer Staples	1.7%

Top Holdings

Table Summary
Take-Two Interactive Software, Inc.	4.2%
Snowflake, Inc., Class A	3.2%
Datadog, Inc., Class A	3.0%
Howmet Aerospace, Inc.	3.0%
Lattice Semiconductor Corp.	2.7%
Bloom Energy Corp., Class A	2.6%
Kioxia Holdings Corp.	2.6%
SharkNinja, Inc.	2.5%
Axon Enterprise, Inc.	2.1%
Targa Resources Corp.	2.1%

Asset Categories

Table Summary
Common Stocks	98.5%
Money Market Funds	1.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Select Mid Cap Growth Fund | Class 3 | SSR7017-03_(08/26) |

Columbia Variable Portfolio – Select Mid Cap Value Fund

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Select Mid Cap Value Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$46	0.82%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$289,121,788
Total number of portfolio holdings	51
Portfolio turnover for the reporting period	11%

Columbia Variable Portfolio – Select Mid Cap Value Fund | Class 1 | SSR7021-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	16.6%
Industrials	16.4%
Information Technology	12.2%
Consumer Discretionary	9.2%
Real Estate	8.2%
Health Care	8.0%
Utilities	7.3%
Energy	5.9%
Consumer Staples	5.4%
Materials	5.4%
Other	4.3%

Top Holdings

Table Summary
Marathon Petroleum Corp.	3.5%
Entergy Corp.	2.9%
ITT, Inc.	2.8%
AMETEK, Inc.	2.7%
Ameren Corp.	2.6%
Popular, Inc.	2.5%
Voya Financial, Inc.	2.5%
Welltower, Inc.	2.5%
Southwest Airlines Co.	2.4%
U.S. Foods Holding Corp.	2.4%

Asset Categories

Table Summary
Common Stocks	98.9%
Money Market Funds	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Select Mid Cap Value Fund | Class 1 | SSR7021-01_(08/26) |

Columbia Variable Portfolio – Select Mid Cap Value Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Select Mid Cap Value Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$59	1.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$289,121,788
Total number of portfolio holdings	51
Portfolio turnover for the reporting period	11%

Columbia Variable Portfolio – Select Mid Cap Value Fund | Class 2 | SSR7021-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	16.6%
Industrials	16.4%
Information Technology	12.2%
Consumer Discretionary	9.2%
Real Estate	8.2%
Health Care	8.0%
Utilities	7.3%
Energy	5.9%
Consumer Staples	5.4%
Materials	5.4%
Other	4.3%

Top Holdings

Table Summary
Marathon Petroleum Corp.	3.5%
Entergy Corp.	2.9%
ITT, Inc.	2.8%
AMETEK, Inc.	2.7%
Ameren Corp.	2.6%
Popular, Inc.	2.5%
Voya Financial, Inc.	2.5%
Welltower, Inc.	2.5%
Southwest Airlines Co.	2.4%
U.S. Foods Holding Corp.	2.4%

Asset Categories

Table Summary
Common Stocks	98.9%
Money Market Funds	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Select Mid Cap Value Fund | Class 2 | SSR7021-02_(08/26) |

Columbia Variable Portfolio – Select Mid Cap Value Fund

Class 3

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Select Mid Cap Value Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$52	0.94%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$289,121,788
Total number of portfolio holdings	51
Portfolio turnover for the reporting period	11%

Columbia Variable Portfolio – Select Mid Cap Value Fund | Class 3 | SSR7021-03_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	16.6%
Industrials	16.4%
Information Technology	12.2%
Consumer Discretionary	9.2%
Real Estate	8.2%
Health Care	8.0%
Utilities	7.3%
Energy	5.9%
Consumer Staples	5.4%
Materials	5.4%
Other	4.3%

Top Holdings

Table Summary
Marathon Petroleum Corp.	3.5%
Entergy Corp.	2.9%
ITT, Inc.	2.8%
AMETEK, Inc.	2.7%
Ameren Corp.	2.6%
Popular, Inc.	2.5%
Voya Financial, Inc.	2.5%
Welltower, Inc.	2.5%
Southwest Airlines Co.	2.4%
U.S. Foods Holding Corp.	2.4%

Asset Categories

Table Summary
Common Stocks	98.9%
Money Market Funds	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Select Mid Cap Value Fund | Class 3 | SSR7021-03_(08/26) |

Columbia Variable Portfolio – Select Short Corporate Income Fund

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Select Short Corporate Income Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$20	0.41%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$323,765,805
Total number of portfolio holdings	102
Portfolio turnover for the reporting period	64%

Columbia Variable Portfolio – Select Short Corporate Income Fund | Class 1 | SSR7015-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
JPMorgan Chase & Co. 4.622% 04/23/2032	3.3%
Principal Life Global Funding II 4.950% 11/27/2029	3.0%
Colorado Interstate Gas Co. LLC/Issuing Corp. 4.150% 08/15/2026	2.9%
Goldman Sachs Group, Inc. (The) 4.972% 06/03/2032	2.7%
U.S. Treasury 4.000% 06/30/2028	2.6%
Bacardi-Martini BV 5.550% 02/01/2030	2.5%
Bank of America Corp. 1.922% 10/24/2031	2.4%
HSBC Holdings PLC 4.675% 03/10/2032	2.2%
Diageo Capital PLC 5.375% 10/05/2026	2.1%
Morgan Stanley 4.809% 04/16/2032	2.0%

Asset Categories

Table Summary
Corporate Bonds & Notes	88.1%
Money Market Funds	6.7%
U.S. Treasury Obligations	4.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Select Short Corporate Income Fund | Class 1 | SSR7015-01_(08/26) |

Columbia Variable Portfolio – Select Short Corporate Income Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Select Short Corporate Income Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$33	0.66%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$323,765,805
Total number of portfolio holdings	102
Portfolio turnover for the reporting period	64%

Columbia Variable Portfolio – Select Short Corporate Income Fund | Class 2 | SSR7015-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
JPMorgan Chase & Co. 4.622% 04/23/2032	3.3%
Principal Life Global Funding II 4.950% 11/27/2029	3.0%
Colorado Interstate Gas Co. LLC/Issuing Corp. 4.150% 08/15/2026	2.9%
Goldman Sachs Group, Inc. (The) 4.972% 06/03/2032	2.7%
U.S. Treasury 4.000% 06/30/2028	2.6%
Bacardi-Martini BV 5.550% 02/01/2030	2.5%
Bank of America Corp. 1.922% 10/24/2031	2.4%
HSBC Holdings PLC 4.675% 03/10/2032	2.2%
Diageo Capital PLC 5.375% 10/05/2026	2.1%
Morgan Stanley 4.809% 04/16/2032	2.0%

Asset Categories

Table Summary
Corporate Bonds & Notes	88.1%
Money Market Funds	6.7%
U.S. Treasury Obligations	4.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Select Short Corporate Income Fund | Class 2 | SSR7015-02_(08/26) |

Columbia Variable Portfolio – Select Small Cap Value Fund

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Select Small Cap Value Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$48	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$132,023,170
Total number of portfolio holdings	58
Portfolio turnover for the reporting period	13%

Columbia Variable Portfolio – Select Small Cap Value Fund | Class 1 | SSR7022-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	27.8%
Industrials	17.2%
Information Technology	11.3%
Health Care	10.5%
Consumer Discretionary	8.8%
Real Estate	7.3%
Energy	5.8%
Consumer Staples	3.7%
Materials	3.7%
Utilities	2.8%

Top Holdings

Table Summary
Viavi Solutions, Inc.	3.5%
Extreme Networks, Inc.	3.4%
Popular, Inc.	3.4%
Outfront Media, Inc.	3.1%
Axos Financial, Inc.	3.1%
Kulicke & Soffa Industries, Inc.	3.0%
ATI, Inc.	2.9%
Portland General Electric Co.	2.8%
Knight-Swift Transportation Holdings, Inc.	2.6%
Kontoor Brands, Inc.	2.6%

Asset Categories

Table Summary
Common Stocks	98.9%
Money Market Funds	1.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Select Small Cap Value Fund | Class 1 | SSR7022-01_(08/26) |

Columbia Variable Portfolio – Select Small Cap Value Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Select Small Cap Value Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$62	1.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$132,023,170
Total number of portfolio holdings	58
Portfolio turnover for the reporting period	13%

Columbia Variable Portfolio – Select Small Cap Value Fund | Class 2 | SSR7022-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	27.8%
Industrials	17.2%
Information Technology	11.3%
Health Care	10.5%
Consumer Discretionary	8.8%
Real Estate	7.3%
Energy	5.8%
Consumer Staples	3.7%
Materials	3.7%
Utilities	2.8%

Top Holdings

Table Summary
Viavi Solutions, Inc.	3.5%
Extreme Networks, Inc.	3.4%
Popular, Inc.	3.4%
Outfront Media, Inc.	3.1%
Axos Financial, Inc.	3.1%
Kulicke & Soffa Industries, Inc.	3.0%
ATI, Inc.	2.9%
Portland General Electric Co.	2.8%
Knight-Swift Transportation Holdings, Inc.	2.6%
Kontoor Brands, Inc.	2.6%

Asset Categories

Table Summary
Common Stocks	98.9%
Money Market Funds	1.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Select Small Cap Value Fund | Class 2 | SSR7022-02_(08/26) |

Columbia Variable Portfolio – Select Small Cap Value Fund

Class 3

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Select Small Cap Value Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$55	0.97%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$132,023,170
Total number of portfolio holdings	58
Portfolio turnover for the reporting period	13%

Columbia Variable Portfolio – Select Small Cap Value Fund | Class 3 | SSR7022-03_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	27.8%
Industrials	17.2%
Information Technology	11.3%
Health Care	10.5%
Consumer Discretionary	8.8%
Real Estate	7.3%
Energy	5.8%
Consumer Staples	3.7%
Materials	3.7%
Utilities	2.8%

Top Holdings

Table Summary
Viavi Solutions, Inc.	3.5%
Extreme Networks, Inc.	3.4%
Popular, Inc.	3.4%
Outfront Media, Inc.	3.1%
Axos Financial, Inc.	3.1%
Kulicke & Soffa Industries, Inc.	3.0%
ATI, Inc.	2.9%
Portland General Electric Co.	2.8%
Knight-Swift Transportation Holdings, Inc.	2.6%
Kontoor Brands, Inc.	2.6%

Asset Categories

Table Summary
Common Stocks	98.9%
Money Market Funds	1.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Select Small Cap Value Fund | Class 3 | SSR7022-03_(08/26) |

Columbia Variable Portfolio – Seligman Global Technology Fund

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Seligman Global Technology Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$59	0.93%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$563,412,330
Total number of portfolio holdings	75
Portfolio turnover for the reporting period	36%

Columbia Variable Portfolio – Seligman Global Technology Fund | Class 1 | SSR7072-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	21.3%
Semiconductor Materials & Equipment	12.2%
Technology Hardware, Storage & Peripherals	9.3%
Systems Software	9.3%
Application Software	6.2%
Communications Equipment	3.7%
Internet Services & Infrastructure	2.6%
Electronic Equipment & Instruments	1.9%
Electronic Components	1.5%

Top Holdings

Table Summary
Bloom Energy Corp., Class A	10.7%
Lam Research Corp.	7.3%
Broadcom, Inc.	4.6%
Marvell Technology, Inc.	4.3%
NVIDIA Corp.	4.1%
Alphabet, Inc., Class A	3.5%
Western Digital Corp.	3.4%
Applied Materials, Inc.	3.0%
Apple, Inc.	2.9%
Microsoft Corp.	2.5%

Equity Sector Allocation

Table Summary
Information Technology	68.1%
Industrials	12.9%
Communication Services	9.7%
Financials	4.0%
Consumer Discretionary	2.5%
Utilities	0.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Seligman Global Technology Fund | Class 1 | SSR7072-01_(08/26) |

Columbia Variable Portfolio – Seligman Global Technology Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Seligman Global Technology Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$75	1.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$563,412,330
Total number of portfolio holdings	75
Portfolio turnover for the reporting period	36%

Columbia Variable Portfolio – Seligman Global Technology Fund | Class 2 | SSR7072-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	21.3%
Semiconductor Materials & Equipment	12.2%
Technology Hardware, Storage & Peripherals	9.3%
Systems Software	9.3%
Application Software	6.2%
Communications Equipment	3.7%
Internet Services & Infrastructure	2.6%
Electronic Equipment & Instruments	1.9%
Electronic Components	1.5%

Top Holdings

Table Summary
Bloom Energy Corp., Class A	10.7%
Lam Research Corp.	7.3%
Broadcom, Inc.	4.6%
Marvell Technology, Inc.	4.3%
NVIDIA Corp.	4.1%
Alphabet, Inc., Class A	3.5%
Western Digital Corp.	3.4%
Applied Materials, Inc.	3.0%
Apple, Inc.	2.9%
Microsoft Corp.	2.5%

Equity Sector Allocation

Table Summary
Information Technology	68.1%
Industrials	12.9%
Communication Services	9.7%
Financials	4.0%
Consumer Discretionary	2.5%
Utilities	0.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Seligman Global Technology Fund | Class 2 | SSR7072-02_(08/26) |

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Class 1

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$22	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,359,492,119
Total number of portfolio holdings	350
Portfolio turnover for the reporting period	164%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	8%

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Class 1 | SSR7027-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Uniform Mortgage-Backed Security TBA 3.500% 07/13/2056	5.3%
Government National Mortgage Association TBA 4.500% 07/20/2056	5.3%
Uniform Mortgage-Backed Security TBA 4.000% 07/13/2056	5.2%
Uniform Mortgage-Backed Security TBA 5.000% 07/13/2056	4.4%
Uniform Mortgage-Backed Security TBA 5.500% 07/13/2056	3.5%
Government National Mortgage Association TBA 4.000% 07/20/2056	2.7%
Uniform Mortgage-Backed Security TBA 6.000% 07/13/2056	1.7%
Federal National Mortgage Association 3.130% 03/25/2028	1.5%
Federal National Mortgage Association 2.000% 03/01/2052	1.3%
Federal National Mortgage Association 5.000% 11/01/2054	1.3%

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	105.6%
Residential Mortgage-Backed Securities - Non-Agency	8.2%
Asset-Backed Securities - Non-Agency	7.6%
Money Market Funds	3.2%
Commercial Mortgage-Backed Securities - Non-Agency	2.8%
Commercial Mortgage-Backed Securities - Agency	2.0%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Class 1 | SSR7027-01_(08/26) |

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Class 2

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$35	0.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,359,492,119
Total number of portfolio holdings	350
Portfolio turnover for the reporting period	164%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	8%

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Class 2 | SSR7027-02_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Uniform Mortgage-Backed Security TBA 3.500% 07/13/2056	5.3%
Government National Mortgage Association TBA 4.500% 07/20/2056	5.3%
Uniform Mortgage-Backed Security TBA 4.000% 07/13/2056	5.2%
Uniform Mortgage-Backed Security TBA 5.000% 07/13/2056	4.4%
Uniform Mortgage-Backed Security TBA 5.500% 07/13/2056	3.5%
Government National Mortgage Association TBA 4.000% 07/20/2056	2.7%
Uniform Mortgage-Backed Security TBA 6.000% 07/13/2056	1.7%
Federal National Mortgage Association 3.130% 03/25/2028	1.5%
Federal National Mortgage Association 2.000% 03/01/2052	1.3%
Federal National Mortgage Association 5.000% 11/01/2054	1.3%

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	105.6%
Residential Mortgage-Backed Securities - Non-Agency	8.2%
Asset-Backed Securities - Non-Agency	7.6%
Money Market Funds	3.2%
Commercial Mortgage-Backed Securities - Non-Agency	2.8%
Commercial Mortgage-Backed Securities - Agency	2.0%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Class 2 | SSR7027-02_(08/26) |

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Class 3

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$29	0.58%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,359,492,119
Total number of portfolio holdings	350
Portfolio turnover for the reporting period	164%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	8%

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Class 3 | SSR7027-03_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Uniform Mortgage-Backed Security TBA 3.500% 07/13/2056	5.3%
Government National Mortgage Association TBA 4.500% 07/20/2056	5.3%
Uniform Mortgage-Backed Security TBA 4.000% 07/13/2056	5.2%
Uniform Mortgage-Backed Security TBA 5.000% 07/13/2056	4.4%
Uniform Mortgage-Backed Security TBA 5.500% 07/13/2056	3.5%
Government National Mortgage Association TBA 4.000% 07/20/2056	2.7%
Uniform Mortgage-Backed Security TBA 6.000% 07/13/2056	1.7%
Federal National Mortgage Association 3.130% 03/25/2028	1.5%
Federal National Mortgage Association 2.000% 03/01/2052	1.3%
Federal National Mortgage Association 5.000% 11/01/2054	1.3%

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	105.6%
Residential Mortgage-Backed Securities - Non-Agency	8.2%
Asset-Backed Securities - Non-Agency	7.6%
Money Market Funds	3.2%
Commercial Mortgage-Backed Securities - Non-Agency	2.8%
Commercial Mortgage-Backed Securities - Agency	2.0%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Class 3 | SSR7027-03_(08/26) |

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Variable Portfolio – U.S. Government Mortgage Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – U.S. Government Mortgage Fund | 2026

Portfolio of Investments
June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 7.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ballyrock CLO Ltd.(a),(b)
Series 2024-22AR Class A1R
3-month Term SOFR + 1.200% 07/15/2039	3.660%	9,000,000	9,001,260
Basswood Park CLO Ltd.(a),(b)
Series 2025-1A Class AR
3-month Term SOFR + 1.030% Floor 1.030% 04/20/2034	4.705%	7,000,000	7,000,644
Cayuga Park CLO Ltd.(a),(b)
Series 2020-1A Class AR2
3-month Term SOFR + 1.200% Floor 1.200% 10/17/2038	4.880%	13,500,000	13,493,317
Lendbuzz Securitization Trust(a)
Series 2024-2A Class A2
05/15/2029	5.990%	3,780,065	3,797,606
MPOWER Education Trust(a)
Series 2024-A Class A
07/22/2041	6.780%	1,091,550	1,101,487
OHA Credit Funding 26 Ltd.(a),(b)
Series 2026-26A Class B
3-month Term SOFR + 1.450% Floor 1.450% 07/20/2039	5.091%	12,000,000	12,001,368
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class A
07/15/2032	5.092%	2,596,085	2,600,374
Series 2024-11 Class B
07/15/2032	5.637%	1,437,588	1,442,528
Series 2025-1 Class A2
07/15/2032	5.156%	4,393,664	4,398,921
Series 2025-7 Class C
05/15/2033	5.037%	5,074,095	5,058,022
Series 2026-1 Class B
09/15/2033	5.370%	10,233,326	10,155,746
Series 2026-2 Class B
11/15/2033	6.029%	6,200,000	6,168,428
Subordinated Series 2024-5 Class C
10/15/2031	7.270%	690,087	690,406
Subordinated Series 2024-6 Class B
11/15/2031	6.589%	934,927	935,353
Pagaya Point of Sale Holdings Grantor Trust(a)
Series 2025-2 Class A
07/20/2033	5.065%	3,250,000	3,245,873
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Palmer Square CLO Ltd.(a),(b),(c)
Series 2026-2A Class A
3-month Term SOFR + 1.180% Floor 1.180% 07/20/2039	3.657%	7,500,000	7,499,917
Research-Driven Pagaya Motor Asset Trust(a)
Series 2026-3 Class B
03/26/2035	6.761%	4,520,000	4,513,824
Series 2026-R1A Class A
07/25/2034	5.659%	5,630,909	5,613,619
Sound Point IV-R CLO Ltd.(a),(b)
Series 2013-3RA Class B
3-month Term SOFR + 2.012% Floor 1.750% 04/18/2031	5.687%	5,000,000	5,009,215
Total Asset-Backed Securities — Non-Agency (Cost $103,903,914)			103,727,908

Commercial Mortgage-Backed Securities - Agency 2.0%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d)
Series K063 Class A2
01/25/2027	3.430%	4,291,005	4,268,447
Federal National Mortgage Association(d)
Series 2018-M7 Class A2
03/25/2028	3.130%	20,572,896	20,162,732
Government National Mortgage Association(d),(e)
Series 2019-102 Class IB
03/16/2060	0.836%	6,104,351	270,177
Series 2019-118 Class IO
06/16/2061	0.759%	7,611,896	358,519
Series 2019-131 Class IO
07/16/2061	0.803%	12,134,099	677,174
Series 2019-134 Class IO
08/16/2061	0.643%	7,986,591	324,446
Series 2019-139 Class IO
11/16/2061	0.671%	8,665,820	355,528
Series 2020-19 Class IO
12/16/2061	0.734%	7,727,154	340,094
Series 2020-3 Class IO
02/16/2062	0.616%	9,252,119	320,325
Total Commercial Mortgage-Backed Securities - Agency (Cost $33,095,454)			27,077,442

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2026
3

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency 2.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BHMS Commercial Mortgage Trust(a),(b)
Series 2025-ATLS Class A
1-month Term SOFR + 1.850% Floor 1.850% 08/15/2042	5.477%	3,900,000	3,915,101
BX Commercial Mortgage Trust(a),(b)
Series 2024-SLCT Class A
1-month Term SOFR + 1.443% Floor 1.443% 01/15/2042	4.949%	7,800,000	7,785,377
BX Mortgage Trust(a)
Series 2025-BIO3 Class A
02/10/2042	6.138%	6,000,000	6,022,732
Hilton USA Trust(a),(f)
Subordinated Series 2016-SFP Class E
11/05/2035	0.000%	1,000,000	25,032
Subordinated Series 2016-SFP Class F
11/05/2035	0.000%	2,000,000	40,205
Home Partners of America Trust(a)
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	8,362,743	8,251,744
Progress Residential Trust(a)
Series 2022-SFR1 Class A
02/17/2041	2.709%	4,934,636	4,661,703
STAR Trust(a),(b)
Series 2025-SFR6 Class A
1-month Term SOFR + 1.650% Floor 1.650% 08/17/2042	5.028%	7,000,000	7,000,697
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $41,097,292)			37,702,591

Residential Mortgage-Backed Securities - Agency 105.6%

Fannie Mae Pool
11/01/2055	5.000%	16,036,483	15,770,403
Fannie Mae REMICS
CMO Series 2018-7 Class CD
02/25/2048	3.000%	7,367,464	6,642,612
Fannie Mae REMICS(b),(e)
CMO Series 2023-34 Class S
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2048	2.458%	9,879,080	1,075,028
CMO Series 2025-45 Class SC
-1.0 x 30-day Average SOFR + 5.800% Cap 5.800% 06/25/2055	2.172%	22,081,216	1,488,735
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS(b)
CMO Series 2025-10 Class FB
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 02/25/2055	4.478%	5,197,101	5,175,375
CMO Series 2025-12 Class LF
30-day Average SOFR + 3.950% Cap 8.250% 03/25/2055	7.578%	13,749,231	14,050,339
CMO Series 2025-16 Class MA
30-day Average SOFR + 3.950% Cap 8.250% 01/25/2055	7.578%	4,593,112	4,698,825
CMO Series 2025-6 Class LF
30-day Average SOFR + 1.800% Floor 1.800%, Cap 6.000% 02/25/2055	5.428%	9,580,173	9,704,803
CMO Series 2025-86 Class FH
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 09/25/2055	4.478%	13,735,783	13,714,125
Federal Home Loan Mortgage Corp.
08/01/2035- 03/01/2052	2.000%	33,072,388	27,807,455
10/01/2041- 12/01/2052	4.000%	43,464,867	41,242,897
07/01/2042- 12/01/2052	3.500%	45,485,302	41,885,041
11/01/2042- 08/01/2052	3.000%	57,535,064	51,162,943
09/01/2047- 11/01/2054	4.500%	21,311,135	20,633,402
02/01/2051- 03/01/2052	2.500%	32,312,097	27,565,063
06/01/2053- 06/01/2056	5.000%	32,200,072	31,786,506
09/01/2054- 07/01/2055	6.000%	34,849,549	36,013,766
10/01/2054- 12/01/2054	5.500%	28,758,519	29,217,994
Federal Home Loan Mortgage Corp.(b)
12-month Term SOFR + 1.624% Cap 11.067% 01/01/2037	5.968%	11,690	12,032
12-month Term SOFR + 1.910% Cap 10.449% 09/01/2037	6.543%	45,766	47,513
Federal Home Loan Mortgage Corp.(b),(e)
CMO Series 264 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 07/15/2042	2.243%	2,339,117	197,788
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 318 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 11/15/2043	2.243%	4,997,999	450,275
CMO Series 4286 Class NS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 12/15/2043	2.193%	1,714,608	172,798
CMO Series 4594 Class SA
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 06/15/2046	2.243%	3,858,906	396,001
CMO Series 4965 Class KS
-1.0 x 30-day Average SOFR + 5.736% Cap 5.850% 04/25/2050	2.108%	2,589,914	250,658
CMO Series 4987 Class KS
-1.0 x 30-day Average SOFR + 6.194% Cap 6.080% 06/25/2050	2.338%	5,234,842	673,627
CMO Series 4993 Class MS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2050	2.308%	6,562,721	858,046
CMO STRIPS Series 309 Class S4
-1.0 x 30-day Average SOFR + 5.856% Cap 5.970% 08/15/2043	2.263%	1,388,684	123,099
CMO STRIPS Series 326 Class S1
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/15/2044	2.293%	563,164	49,074
Federal Home Loan Mortgage Corp.(e)
CMO Series 266
07/15/2042	4.000%	1,430,854	247,572
CMO Series 267
08/15/2042	4.000%	1,147,474	200,896
CMO Series 4139 Class CI
05/15/2042	3.500%	489,024	26,348
CMO Series 4177 Class IY
03/15/2043	4.000%	2,691,520	365,628
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(d),(e)
CMO Series 4068 Class GI
09/15/2036	2.269%	762,333	83,687
Federal Home Loan Mortgage Corp. REMICS(b),(e)
CMO Series 4983 Class SY
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 05/25/2050	2.358%	11,209,525	1,445,885
CMO Series 5345 Class SE
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2048	2.293%	15,440,774	1,446,621
Federal Home Loan Mortgage Corp. REMICS(e)
CMO Series 5105 Class ID
05/25/2051	3.000%	8,422,009	1,607,790
Federal National Mortgage Association
03/01/2027- 01/01/2052	2.500%	91,847,120	79,305,640
03/01/2027- 08/01/2052	3.500%	48,754,661	44,905,042
05/01/2027- 03/01/2053	3.000%	67,860,131	60,171,134
06/01/2036- 03/01/2052	2.000%	97,932,272	80,122,325
05/01/2039- 02/01/2053	4.500%	19,250,809	18,685,200
11/01/2043- 08/01/2052	4.000%	31,901,106	30,300,524
06/01/2053- 11/01/2054	5.000%	41,785,898	41,495,085
07/01/2054- 08/01/2055	6.000%	28,862,250	29,661,516
CMO Series 2017-72 Class B
09/25/2047	3.000%	1,716,400	1,587,218
Federal National Mortgage Association(b)
6-month Term SOFR + 1.383% Floor 1.383%, Cap 9.383% 02/01/2033	5.383%	5,817	5,871
12-month Term SOFR + 1.694% Floor 1.694%, Cap 8.944% 12/01/2033	6.069%	779	799
12-month Term SOFR + 1.584% Floor 1.584%, Cap 9.151% 06/01/2034	5.959%	9,278	9,404
Federal National Mortgage Association(g)
12/01/2050	2.000%	19,847,505	16,005,627
Federal National Mortgage Association(d)
CMO Series 2003-W11 Class A1
06/25/2033	6.902%	454	459
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2026
5

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(d),(e)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	834,608	8
Federal National Mortgage Association(e)
CMO Series 2012-144 Class HI
07/25/2042	3.500%	441,724	29,666
CMO Series 2012-40 Class IP
09/25/2040	4.000%	300,308	4,002
CMO Series 2013-1 Class AI
02/25/2043	3.500%	686,616	92,396
CMO Series 2013-10 Class AI
11/25/2041	3.500%	705,519	14,290
CMO Series 2020-55 Class MI
08/25/2050	2.500%	8,987,022	1,484,262
CMO Series 2021-3 Class TI
02/25/2051	2.500%	10,750,862	1,826,207
Federal National Mortgage Association(b),(e)
CMO Series 2012-99 Class SL
-1.0 x 30-day Average SOFR + 6.506% Cap 6.620% 09/25/2042	2.878%	2,638,968	285,045
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	2.408%	1,790,389	190,799
CMO Series 2016-37 Class SA
-1.0 x 30-day Average SOFR + 5.736% Cap 5.850% 06/25/2046	2.108%	2,271,384	215,916
CMO Series 2016-42 Class SB
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/25/2046	2.258%	5,871,309	628,374
CMO Series 2017-3 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 02/25/2047	2.258%	4,267,833	392,166
CMO Series 2017-51 Class SC
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	2.408%	4,363,996	450,791
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-72 Class S
-1.0 x 30-day Average SOFR + 3.836% Cap 2.750% 09/25/2047	0.208%	10,582,435	172,523
CMO Series 2017-90 Class SP
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 11/25/2047	2.408%	2,298,706	251,791
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	2.308%	6,869,100	645,890
CMO Series 2019-34 Class SM
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	2.308%	5,780,301	689,352
CMO Series 2020-40 Class LS
-1.0 x 30-day Average SOFR + 5.966% Cap 6.080% 06/25/2050	2.338%	7,602,673	999,533
Federal National Mortgage Association REMICS(b),(e)
CMO Series 2016-1 Class SJ
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 02/25/2046	2.408%	5,980,748	593,995
Federal National Mortgage Association REMICS(e)
CMO Series 2021-13 Class IO
03/25/2051	3.000%	5,716,597	1,135,983
CMO Series 2021-54 Class LI
04/25/2049	2.500%	8,789,237	1,205,946
Freddie Mac REMICS
CMO Series 5104 Class LH
06/25/2049	2.000%	2,404,220	1,999,579
Freddie Mac REMICS(e)
CMO Series 5177 Class PI
12/25/2051	2.500%	9,709,398	865,041
Freddie Mac REMICS(b),(e)
CMO Series 5371 Class S
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2048	2.343%	10,242,019	1,031,383
CMO Series 5544 Class SC
30-day Average SOFR + 7.000% Cap 7.000% 06/25/2055	3.372%	12,472,123	1,497,261
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5547 Class SE
-1.0 x 30-day Average SOFR + 5.100% Cap 5.100% 06/25/2055	1.472%	19,657,441	933,874
CMO Series 5604 Class SN
-1.0 x 30-day Average SOFR + 5.550% Cap 5.550% 12/25/2055	1.922%	41,242,446	3,156,000
Freddie Mac REMICS(b)
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	7.578%	5,727,507	5,809,149
CMO Series 5513 Class MU
30-day Average SOFR + 3.950% Cap 8.250% 11/25/2054	7.578%	12,290,565	12,578,849
CMO Series 5517 Class HT
30-day Average SOFR + 3.950% Floor 3.950%, Cap 8.250% 03/25/2055	7.578%	4,949,196	5,055,759
CMO Series 5518 Class FC
30-day Average SOFR + 1.320% Floor 1.320%, Cap 6.500% 03/25/2055	4.948%	5,818,087	5,867,437
CMO Series 5532 Class MB
30-day Average SOFR + 3.950% Cap 8.250% 04/25/2055	7.578%	10,294,455	10,531,403
CMO Series 5533 Class F
30-day Average SOFR + 3.450% Floor 3.450%, Cap 7.950% 04/25/2055	7.078%	9,931,982	10,086,190
CMO Series 5534 Class FD
30-day Average SOFR + 1.250% Floor 1.250%, Cap 6.500% 05/25/2055	4.878%	6,245,454	6,286,111
CMO Series 5542 Class F
30-day Average SOFR + 4.300% 05/25/2055	7.928%	5,620,908	5,774,384
CMO Series 5548 Class F
30-day Average SOFR + 4.600% Cap 8.700% 06/25/2055	8.228%	9,308,599	9,577,396
CMO Series 5563 Class FT
30-day Average SOFR + 1.350% Floor 1.350%, Cap 6.500% 08/25/2055	4.978%	12,865,277	13,022,357
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac REMICS(b),(h)
CMO Series 5668 Class FL
30-day Average SOFR + 1.450% Floor 1.450%, Cap 6.000% 06/25/2056	5.078%	11,871,445	11,977,162
Government National Mortgage Association
08/20/2040	5.000%	1,244,448	1,256,290
07/20/2041	4.500%	1,643,047	1,625,792
04/20/2051- 05/20/2051	2.500%	16,385,658	13,902,609
08/20/2052	4.000%	6,727,808	6,247,137
CMO Series 2024-80 Class DT
05/20/2064	3.000%	4,951,797	4,305,923
CMO Series 2024-80 Class PT
05/20/2064	3.500%	7,445,355	6,711,360
Government National Mortgage Association(g)
04/20/2048	4.500%	2,868,161	2,810,648
Government National Mortgage Association(e)
CMO Series 2012-121 Class PI
09/16/2042	4.500%	704,793	89,956
CMO Series 2014-131 Class EI
09/16/2039	4.000%	991,117	46,343
CMO Series 2020-138 Class IN
09/20/2050	2.500%	5,455,031	902,817
CMO Series 2020-138 Class JI
09/20/2050	2.500%	13,301,033	1,974,989
CMO Series 2020-191 Class UC
12/20/2050	4.000%	8,345,706	1,849,238
CMO Series 2021-1 Class IB
01/20/2051	2.500%	8,791,789	1,328,798
CMO Series 2021-1 Class QI
01/20/2051	2.500%	10,095,640	1,486,327
CMO Series 2021-122 Class HI
11/20/2050	2.500%	6,676,033	876,525
CMO Series 2021-142 Class IX
08/20/2051	2.500%	9,532,686	1,277,258
CMO Series 2021-146 Class IK
08/20/2051	3.500%	8,316,833	1,597,620
CMO Series 2021-158 Class VI
09/20/2051	3.000%	6,975,230	1,161,469
CMO Series 2021-159 Class IP
09/20/2051	3.000%	5,192,762	887,344
CMO Series 2021-228 Class IJ
12/20/2051	2.500%	10,299,297	1,468,202
CMO Series 2021-27 Class IN
02/20/2051	2.500%	5,834,743	859,528
CMO Series 2021-67 Class GI
04/20/2051	3.000%	8,192,041	1,431,276
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2026
7

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-8 Class BI
01/20/2051	2.500%	10,051,607	1,693,480
Government National Mortgage Association(b),(e)
CMO Series 2014-131 Class BS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/16/2044	2.452%	1,563,595	167,162
CMO Series 2017-170 Class QS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	2.447%	2,361,159	260,363
CMO Series 2018-1 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 01/20/2048	2.447%	1,649,165	196,702
CMO Series 2018-105 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	2.447%	2,044,027	210,885
CMO Series 2018-139 Class KS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	2.397%	3,515,325	391,891
CMO Series 2018-155 Class LS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	2.397%	2,910,006	280,223
CMO Series 2018-21 Class WS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 02/20/2048	2.447%	2,662,621	354,297
CMO Series 2018-36 Class SG
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 03/20/2048	2.447%	13,658,182	1,714,363
CMO Series 2018-40 Class SC
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 03/20/2048	2.447%	1,393,541	145,645
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-63 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 04/20/2048	2.447%	1,983,118	229,457
CMO Series 2018-94 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 05/20/2048	2.447%	2,699,028	357,925
CMO Series 2018-97 Class MS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	2.447%	2,248,085	239,017
CMO Series 2019-117 Class SA
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 09/20/2049	2.347%	5,929,261	654,204
CMO Series 2019-22 Class SM
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	2.297%	7,861,846	799,815
CMO Series 2019-23 Class SQ
1-month Term SOFR + 6.164% Cap 6.050% 02/20/2049	2.297%	2,739,443	319,930
CMO Series 2019-43 Class SE
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 04/20/2049	2.347%	4,603,652	445,688
CMO Series 2019-52 Class AS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/16/2049	2.302%	6,588,012	843,956
CMO Series 2019-92 Class SD
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 07/20/2049	2.347%	11,411,235	1,234,919
CMO Series 2019-97 Class GS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 08/20/2049	2.347%	26,651,954	2,875,450
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-104 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	2.447%	4,884,052	545,146
CMO Series 2020-125 Class SD
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 08/20/2050	2.497%	6,130,770	776,938
CMO Series 2020-133 Class SK
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2050	2.547%	11,375,229	1,378,120
CMO Series 2020-77 Class GS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2049	2.297%	6,108,003	473,268
CMO Series 2020-79 Class S
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 06/20/2050	2.347%	5,369,871	607,968
CMO Series 2021-117 Class ES
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	2.547%	10,047,376	1,233,066
CMO Series 2021-117B Class AS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	2.547%	13,534,004	1,569,392
CMO Series 2021-161 Class SM
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	2.547%	10,321,833	1,358,017
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	0.000%	58,421,404	103,710
CMO Series 2021-46 Class SE
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	2.547%	9,989,006	1,216,451
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-126 Class SN
-1.0 x 30-day Average SOFR + 5.970% Cap 5.970% 07/20/2052	2.361%	10,347,791	1,043,102
CMO Series 2022-128 Class SD
-1.0 x 30-day Average SOFR + 5.980% Cap 5.980% 07/20/2052	2.371%	9,853,698	884,398
CMO Series 2022-135 Class SC
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 08/20/2052	2.441%	9,531,298	800,286
CMO Series 2022-152 Class SA
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 09/20/2052	2.441%	16,393,683	1,498,125
CMO Series 2022-190 Class CS
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 11/20/2049	2.297%	11,158,505	798,293
CMO Series 2023-100 Class KS
-1.0 x 30-day Average SOFR + 6.850% Cap 6.850% 07/20/2053	3.241%	12,225,877	1,056,975
CMO Series 2023-100 Class SC
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	2.297%	14,195,769	1,475,172
CMO Series 2023-113 Class HS
1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	2.297%	16,216,177	1,628,477
CMO Series 2023-115 Class SG
-1.0 x 30-day Average SOFR + 5.700% Cap 5.700% 08/20/2053	2.091%	13,766,691	780,222
CMO Series 2023-140 Class LS
-1.0 x 30-day Average SOFR + 6.450% Cap 6.450% 09/20/2053	2.841%	6,676,960	431,161
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2026
9

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-141 Class SQ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	2.297%	10,523,453	1,081,483
CMO Series 2023-17 Class NS
-1.0 x 30-day Average SOFR + 6.150% Cap 6.150% 02/20/2053	2.541%	11,586,157	1,110,876
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	2.297%	11,804,647	1,112,521
CMO Series 2023-24 Class JS
30-day Average SOFR + 5.500% Cap 5.500% 01/20/2052	1.891%	34,565,221	2,940,726
CMO Series 2023-47 Class AS
-1.0 x 30-day Average SOFR + 6.350% Cap 6.350% 03/20/2053	2.741%	6,893,534	553,853
CMO Series 2023-65 Class HS
-1.0 x 30-day Average SOFR + 6.150% Cap 6.150% 05/20/2053	2.541%	15,358,810	1,183,845
CMO Series 2023-81 Class SB
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 06/20/2053	2.441%	6,151,070	446,205
CMO Series 2024-126 Class SG
30-day Average SOFR + 6.650% Cap 6.650% 08/20/2054	3.041%	34,899,753	3,560,661
CMO Series 2024-159 Class CS
30-day Average SOFR + 5.500% Cap 5.500% 10/20/2054	1.891%	36,158,003	2,190,788
CMO Series 2024-184 Class SX
30-day Average SOFR + 5.250% Cap 5.250% 11/20/2054	1.641%	27,710,178	1,489,996
CMO Series 2024-197 Class LS
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 12/20/2054	2.391%	19,968,534	1,697,014
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-197 Class SV
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 12/20/2054	2.441%	24,308,443	2,290,679
CMO Series 2024-64 Class DS
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 04/20/2054	1.791%	14,914,461	806,228
CMO Series 2024-79 Class SH
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	3.641%	7,952,478	1,037,262
CMO Series 2024-95 Class SW
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 06/20/2054	1.791%	8,607,415	500,771
CMO Series 2025-150 Class MS
-1.0 x 30-day Average SOFR + 4.350% Cap 4.350% 09/20/2055	0.741%	80,953,754	1,911,213
CMO Series 2025-156 Class SE
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 09/20/2055	2.391%	22,894,427	2,191,864
CMO Series 2026-63 Class SC
-1.0 x 30-day Average SOFR + 5.600% Cap 5.600% 04/20/2056	1.991%	20,428,772	1,355,310
Government National Mortgage Association(b)
CMO Series 2023-140 Class JS
-2.5 x 30-day Average SOFR + 16.050% Cap 16.050% 09/20/2053	7.070%	854,362	838,944
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	7.609%	5,442,599	5,445,325
CMO Series 2026-106 Class M
30-day Average SOFR + 2.910% Floor 2.910%, Cap 7.110% 06/20/2056	6.510%	3,000,000	2,962,500
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(b),(i)
CMO Series 2026-99 Class MB
30-day Average SOFR + 4.300% Cap 8.250% 06/20/2056	7.921%	5,250,000	5,250,000
Government National Mortgage Association TBA(c)
07/20/2056	3.000%	17,000,000	15,084,844
07/20/2056	4.000%	40,000,000	37,176,721
07/20/2056	4.500%	75,000,000	72,026,231
Uniform Mortgage-Backed Security TBA(c)
07/13/2056	3.500%	80,000,000	72,575,000
07/13/2056	4.000%	75,500,000	70,556,930
07/13/2056	5.000%	61,000,000	59,932,609
07/13/2056	5.500%	48,000,000	48,153,372
07/13/2056	6.000%	22,000,000	22,489,474
Total Residential Mortgage-Backed Securities - Agency (Cost $1,496,862,226)			1,435,029,117

Residential Mortgage-Backed Securities - Non-Agency 8.2%

Angel Oak Mortgage Trust(a),(j)
CMO Series 2025-1 Class A1
01/25/2070	5.691%	5,303,042	5,328,380
Arroyo Mortgage Trust(a),(d)
CMO Series 2019-3 Class M1
10/25/2048	4.204%	1,740,000	1,616,659
CHNGE Mortgage Trust(a),(d)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	2,361,558	2,257,352
CMO Series 2022-2 Class A1
03/25/2067	3.757%	2,518,264	2,494,893
CHNGE Mortgage Trust(a),(j)
CMO Series 2023-3 Class A1
07/25/2058	7.100%	1,067,551	1,066,273
CIM Trust(a),(h),(j)
CMO Series 2026-NR1 Class A1
07/25/2065	5.000%	11,064,592	10,763,565
Citigroup Mortgage Loan Trust, Inc.(a),(d)
CMO Series 2014-A Class B2
01/25/2035	5.487%	219,124	218,119
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/2053	4.250%	1,169,707	1,140,127
COLT Mortgage Loan Trust(a),(j)
CMO Series 2024-7 Class A1
12/26/2069	5.538%	6,623,912	6,642,309
Credit Suisse Mortgage Trust(a),(d)
CMO Series 2021-NQM1 Class A2
05/25/2065	0.994%	604,413	538,240
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cross Mortgage Trust(a),(d)
CMO Series 2025-H1 Class A1
02/25/2070	5.735%	3,618,510	3,633,737
CSMC(a),(d)
CMO Series 2022-ATH1 Class A2
01/25/2067	3.405%	5,296,700	4,965,351
Ellington Financial Mortgage Trust(a),(d)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	1,200,000	1,155,402
CMO Series 2025-NQM1 Class A1
01/25/2070	5.668%	1,467,831	1,472,199
FIGRE Trust(a),(d)
CMO Series 2025-PF2 Class A
10/25/2055	5.017%	2,836,289	2,796,019
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-CS01 Class B1
30-day Average SOFR + 0.114% 04/25/2033	4.454%	3,040,801	2,959,896
GCAT Trust(a),(d)
CMO Series 2021-CM1 Class A1
04/25/2065	2.469%	373,832	360,892
CMO Series 2022-NQM2 Class A3
02/25/2067	4.210%	2,228,464	2,114,051
Government National Mortgage Association
CMO Series BM-2562 Class A
01/01/2055	3.500%	6,805,176	6,029,266
Homes Trust(a),(j)
CMO Series 2026-INV1 Class A1D
08/25/2060	5.077%	7,240,250	7,150,268
Legacy Mortgage Asset Trust(a),(j)
CMO Series 2021-GS1 Class A1
10/25/2066	5.892%	2,174,493	2,180,246
Mello Mortgage Capital Acceptance(a),(j)
CMO Series 2024-SD1 Class M1
04/25/2054	4.000%	1,600,000	1,533,489
Morgan Stanley Residential Mortgage Loan Trust(a),(d)
CMO Series 2025-DSC3 Class A1
09/25/2070	4.912%	4,391,703	4,356,222
New Residential Mortgage Loan Trust(a),(d),(e)
CMO Series 2014-1A Class AIO
01/25/2054	1.987%	5,299,605	199,315
New Residential Mortgage Loan Trust(a),(j)
CMO Series 2025-NQM1 Class A1
01/25/2065	5.643%	4,326,316	4,345,820
OBX Series(a),(j)
CMO Series 2025-NQM2 Class A1
11/25/2064	5.597%	6,441,028	6,460,265
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2026
11

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Point Securitization Trust(a),(j)
CMO Series 2026-1 Class A1
02/25/2056	5.250%	11,025,177	10,784,407
PRPM Trust(a),(d)
CMO Series 2025-NQM4 Class A1
07/25/2070	4.980%	3,028,929	3,005,258
SG Residential Mortgage Trust(a),(d)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	1,384,816	1,366,396
Splitero Trust(a)
CMO Series 2025-1 Class A1
12/25/2055	5.750%	4,899,833	4,814,077
Vista Point Securitization Trust(a),(j)
CMO Series 2024-CES3 Class A2
01/25/2055	5.995%	5,000,000	5,021,173
CMO Series 2025-CES2 Class A2
08/25/2055	5.768%	3,150,000	3,143,361
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $112,126,789)			111,913,027

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $347,000)	58,386

Money Market Funds 3.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.767%(k),(l)	43,215,239	43,189,310
Total Money Market Funds (Cost $43,196,389)		43,189,310
Total Investments in Securities (Cost: $1,830,629,064)		1,758,697,781
Other Assets & Liabilities, Net		(399,205,662)
Net Assets		1,359,492,119
At June 30, 2026, securities and/or cash totaling $9,249,693 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	155	09/2026	USD	31,950,586	—	(2,905)
U.S. Treasury Ultra Bond	46	09/2026	USD	5,343,188	171,918	—
Total					171,918	(2,905)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(114)	09/2026	USD	(12,939,000)	—	(360,035)
U.S. Treasury 10-Year Note	(2,228)	09/2026	USD	(244,836,313)	—	(2,320,665)
U.S. Treasury 5-Year Note	(648)	09/2026	USD	(69,366,375)	—	(4,569)
Total					—	(2,685,269)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	20,000,000	20,000,000	3.50	12/01/2026	347,000	58,386

The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	18.699	USD	808,349	(84,860)	403	—	(36,924)	—	(47,533)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2026, the total value of these securities amounted to $247,314,260, which represents 18.19% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2026.
(c)	Represents a security purchased on a when-issued basis.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2026.

(e)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)	Represents a security in default.
(g)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(h)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2026, the total value of these securities amounted to $22,740,727, which represents 1.67% of total net assets.

(i)	Valuation based on significant unobservable inputs.
(j)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2026.

(k)	The rate shown is the seven-day current annualized yield at June 30, 2026.
(l)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.767%
	69,463,878	157,322,288	(183,589,321)	(7,535)	43,189,310	(3,733)	1,080,180	43,215,239
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2026
13

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	103,727,908	—	103,727,908
Commercial Mortgage-Backed Securities - Agency	—	27,077,442	—	27,077,442
Commercial Mortgage-Backed Securities - Non-Agency	—	37,702,591	—	37,702,591
Residential Mortgage-Backed Securities - Agency	—	1,429,779,117	5,250,000	1,435,029,117
Residential Mortgage-Backed Securities - Non-Agency	—	111,913,027	—	111,913,027
Call Option Contracts Purchased	—	58,386	—	58,386
Money Market Funds	43,189,310	—	—	43,189,310
Total Investments in Securities	43,189,310	1,710,258,471	5,250,000	1,758,697,781
Investments in Derivatives
Asset
Futures Contracts	171,918	—	—	171,918
Liability
Futures Contracts	(2,688,174)	—	—	(2,688,174)
Swap Contracts	—	(47,533)	—	(47,533)
Total	40,673,054	1,710,210,938	5,250,000	1,756,133,992
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Fair value measurements   (continued)
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2026
15

Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,787,085,675)	$1,715,450,085
Affiliated issuers (cost $43,196,389)	43,189,310
Option contracts purchased (cost $347,000)	58,386
Receivable for:
Investments sold	394
Capital shares sold	161,042
Dividends	141,832
Interest	5,482,866
Variation margin for futures contracts	895,250
Prepaid expenses	1,056
Total assets	1,765,380,221
Liabilities
Unrealized depreciation on swap contracts	47,533
Upfront receipts on swap contracts	36,924
Payable for:
Investments purchased on a delayed delivery basis	405,143,970
Capital shares redeemed	293,220
Variation margin for futures contracts	57,662
Management services fees	15,893
Distribution and/or service fees	329
Service fees	5,778
Compensation of chief compliance officer	109
Compensation of board members	2,660
Other expenses	55,860
Deferred compensation of board members	228,164
Total liabilities	405,888,102
Net assets applicable to outstanding capital stock	$1,359,492,119
Represented by
Paid in capital	1,427,034,171
Total distributable earnings (loss)	(67,542,052)
Total - representing net assets applicable to outstanding capital stock	$1,359,492,119
Class 1
Net assets	$1,285,821,005
Shares outstanding	136,310,380
Net asset value per share	$9.43
Class 2
Net assets	$22,108,779
Shares outstanding	2,353,222
Net asset value per share	$9.40
Class 3
Net assets	$51,562,335
Shares outstanding	5,467,731
Net asset value per share	$9.43
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2026

Statement of Operations
Six Months Ended June 30, 2026 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$1,080,180
Interest	29,926,825
Interfund lending	2,086
Total income	31,009,091
Expenses:
Management services fees	2,895,580
Distribution and/or service fees
Class 2	26,893
Class 3	33,921
Service fees	31,221
Custodian fees	16,937
Printing and postage fees	8,321
Accounting services fees	21,659
Legal fees	16,242
Interest on collateral	47,080
Compensation of chief compliance officer	108
Compensation of board members	12,796
Deferred compensation of board members	37,095
Other	11,090
Total expenses	3,158,943
Net investment income	27,850,148
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(3,974,539)
Investments — affiliated issuers	(3,733)
Foreign currency translations	18
Futures contracts	7,932,119
Option contracts purchased	494,958
Swap contracts	(85,712)
Net realized gain	4,363,111
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(17,172,005)
Investments — affiliated issuers	(7,535)
Futures contracts	(4,288,704)
Option contracts purchased	686,836
Swap contracts	63,007
Net change in unrealized appreciation (depreciation)	(20,718,401)
Net realized and unrealized loss	(16,355,290)
Net increase in net assets resulting from operations	$11,494,858
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2026
17

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment income	$27,850,148	$54,399,354
Net realized gain (loss)	4,363,111	(3,269,234)
Net change in unrealized appreciation (depreciation)	(20,718,401)	69,830,124
Net increase in net assets resulting from operations	11,494,858	120,960,244
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(29,024,905)
Class 2	—	(419,003)
Class 3	—	(1,208,085)
Total distributions to shareholders	—	(30,651,993)
Decrease in net assets from capital stock activity	(49,381,111)	(63,753,600)
Total increase (decrease) in net assets	(37,886,253)	26,554,651
Net assets at beginning of period	1,397,378,372	1,370,823,721
Net assets at end of period	$1,359,492,119	$1,397,378,372

	Six Months Ended		Year Ended
	June 30, 2026 (Unaudited)		December 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	437,978	4,117,301	710,732	6,438,337
Distributions reinvested	—	—	3,243,006	29,024,905
Shares redeemed	(5,098,448)	(48,055,169)	(10,556,415)	(95,949,857)
Net decrease	(4,660,470)	(43,937,868)	(6,602,677)	(60,486,615)
Class 2
Shares sold	220,559	2,072,918	504,137	4,558,800
Distributions reinvested	—	—	46,921	419,003
Shares redeemed	(219,634)	(2,053,986)	(592,767)	(5,372,094)
Net increase (decrease)	925	18,932	(41,709)	(394,291)
Class 3
Shares sold	48,567	456,716	338,036	3,028,741
Distributions reinvested	—	—	134,831	1,208,085
Shares redeemed	(632,636)	(5,918,891)	(780,849)	(7,109,520)
Net decrease	(584,069)	(5,462,175)	(307,982)	(2,872,694)
Total net decrease	(5,243,614)	(49,381,111)	(6,952,368)	(63,753,600)
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2026

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Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2026
19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$9.36	0.19	(0.12)	0.07	—	—	—
Year Ended 12/31/2025	$8.77	0.36	0.44	0.80	(0.21)	—	(0.21)
Year Ended 12/31/2024	$8.93	0.29	(0.15)	0.14	(0.30)	—	(0.30)
Year Ended 12/31/2023	$8.69	0.29	0.20	0.49	(0.25)	—	(0.25)
Year Ended 12/31/2022	$10.34	0.24	(1.69)	(1.45)	(0.20)	—	(0.20)
Year Ended 12/31/2021	$10.83	0.20	(0.30)	(0.10)	(0.22)	(0.17)	(0.39)
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$9.33	0.18	(0.11)	0.07	—	—	—
Year Ended 12/31/2025	$8.75	0.34	0.42	0.76	(0.18)	—	(0.18)
Year Ended 12/31/2024	$8.91	0.27	(0.15)	0.12	(0.28)	—	(0.28)
Year Ended 12/31/2023	$8.67	0.27	0.19	0.46	(0.22)	—	(0.22)
Year Ended 12/31/2022	$10.31	0.21	(1.67)	(1.46)	(0.18)	—	(0.18)
Year Ended 12/31/2021	$10.80	0.17	(0.29)	(0.12)	(0.20)	(0.17)	(0.37)
Class 3
Six Months Ended 6/30/2026 (Unaudited)	$9.36	0.18	(0.11)	0.07	—	—	—
Year Ended 12/31/2025	$8.77	0.35	0.44	0.79	(0.20)	—	(0.20)
Year Ended 12/31/2024	$8.93	0.28	(0.15)	0.13	(0.29)	—	(0.29)
Year Ended 12/31/2023	$8.69	0.28	0.19	0.47	(0.23)	—	(0.23)
Year Ended 12/31/2022	$10.34	0.22	(1.68)	(1.46)	(0.19)	—	(0.19)
Year Ended 12/31/2021	$10.83	0.19	(0.30)	(0.11)	(0.21)	(0.17)	(0.38)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	6/30/2026	12/31/2025	12/31/2024	12/31/2023	12/31/2022	12/31/2021
Class 1	0.01%	less than 0.01%	less than 0.01%	0.01%	less than 0.01%	less than 0.01%
Class 2	0.01%	less than 0.01%	less than 0.01%	0.01%	less than 0.01%	less than 0.01%
Class 3	0.01%	less than 0.01%	less than 0.01%	0.01%	less than 0.01%	less than 0.01%
The accompanying Notes to Financial Statements are an integral part of this statement.
20
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$9.43	0.75%	0.45% (c)	0.45% (c)	4.09%	164%	$1,285,821
Year Ended 12/31/2025	$9.36	9.19%	0.45% (c)	0.45% (c)	3.95%	386%	$1,318,801
Year Ended 12/31/2024	$8.77	1.57%	0.46% (c)	0.46% (c)	3.28%	352%	$1,294,096
Year Ended 12/31/2023	$8.93	5.70%	0.46% (c)	0.46% (c)	3.33%	321%	$803,833
Year Ended 12/31/2022	$8.69	(14.14% )	0.45% (c)	0.45% (c)	2.54%	301%	$795,136
Year Ended 12/31/2021	$10.34	(0.95% )	0.45% (c)	0.45% (c)	1.88%	302%	$989,683
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$9.40	0.75%	0.70% (c)	0.70% (c)	3.84%	164%	$22,109
Year Ended 12/31/2025	$9.33	8.83%	0.70% (c)	0.70% (c)	3.70%	386%	$21,945
Year Ended 12/31/2024	$8.75	1.33%	0.71% (c)	0.71% (c)	3.02%	352%	$20,938
Year Ended 12/31/2023	$8.91	5.43%	0.71% (c)	0.71% (c)	3.07%	321%	$22,788
Year Ended 12/31/2022	$8.67	(14.32% )	0.70% (c)	0.70% (c)	2.29%	301%	$23,834
Year Ended 12/31/2021	$10.31	(1.20% )	0.70% (c)	0.70% (c)	1.62%	302%	$29,150
Class 3
Six Months Ended 6/30/2026 (Unaudited)	$9.43	0.75%	0.58% (c)	0.58% (c)	3.96%	164%	$51,562
Year Ended 12/31/2025	$9.36	9.06%	0.57% (c)	0.57% (c)	3.83%	386%	$56,633
Year Ended 12/31/2024	$8.77	1.44%	0.58% (c)	0.58% (c)	3.15%	352%	$55,791
Year Ended 12/31/2023	$8.93	5.55%	0.59% (c)	0.59% (c)	3.20%	321%	$62,751
Year Ended 12/31/2022	$8.69	(14.26% )	0.58% (c)	0.58% (c)	2.41%	301%	$66,348
Year Ended 12/31/2021	$10.34	(1.07% )	0.58% (c)	0.58% (c)	1.74%	302%	$88,027
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2026
21

Notes to Financial Statements
June 30, 2026 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
22
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2026
23

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
24
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund may use options that are written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2026
25

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the option is exercised. Changes in the value of purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the marked-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty provides some protection in the case of clearing member default. The central counterparty stands between the buyer and the seller of the swap contract; therefore, failure of the clearinghouse may pose additional counterparty credit risk. However, credit risk still exists in centrally cleared swaps to the extent initial and variation margin is held in an FCM’s customer account. While FCMs are required to segregate customer margin from their own assets, in the event that an FCM becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the FCM for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the FCM’s customers (including the Fund) by account class, potentially resulting in losses to the Fund. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to hedge or manage the risks associated with assets held in the Fund and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. These swaps are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the
26
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2026
27

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2026:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	171,918 *
Interest rate risk	Investments, at value — Option contracts purchased	58,386
Total		230,304

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	47,533 *
Credit risk	Upfront receipts on swap contracts	36,924
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	2,688,174 *
Total		2,772,631

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Option contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(85,712)	(85,712)
Interest rate risk	7,932,119	494,958	—	8,427,077
Total	7,932,119	494,958	(85,712)	8,341,365

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Option contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	63,007	63,007
Interest rate risk	(4,288,704)	686,836	—	(3,601,868)
Total	(4,288,704)	686,836	63,007	(3,538,861)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	107,343,818
Futures contracts — short	421,531,694
Credit default swap contracts — sell protection	882,299

Derivative instrument	Average value ($)
Option contracts purchased	2,629,885
28
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2026
29

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of June 30, 2026:
	Citi	Morgan Stanley	Total
Assets
Call option contracts purchased	$58,386	-	58,386
Liabilities
OTC credit default swap contracts(a)	-	84,457	84,467
Total financial and derivative net assets	58,386	(84,157)	(26,071)
Total collateral received (pledged) (b)	58,386	-	58,386
Net amount (c)	$-	(84,457)	(84,457)

(a)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
30
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.43% to 0.28% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2026 was 0.42% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2026
31

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2026 was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2026 through April 30, 2027 (%)	Prior to May 1, 2026 (%)
Class 1	0.51	0.55
Class 2	0.76	0.80
Class 3	0.635	0.675
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
32
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
At June 30, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,830,629,000	20,843,000	(95,338,000)	(74,495,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(25,762,655)	(40,762,135)	(66,524,790)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,858,324,397 and $2,906,861,811, respectively, for the six months ended June 30, 2026, of which $2,736,095,477 and $2,853,052,352, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2026
33

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
The Fund’s activity in the Interfund Program during the six months ended June 30, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	2,571,429	4.15	7
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At June 30, 2026, affiliated shareholders of record owned 99.3% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid
34
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2026
35

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - U.S. Government Mortgage Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund. The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
36
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments.The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2026
37

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
38
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2026
39

Columbia Variable Portfolio – U.S. Government Mortgage Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
SAR7027_(08/26)

Columbia Variable Portfolio - Government Money Market Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio - Government Money Market Fund | 2026

Portfolio of Investments
June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Repurchase Agreements 31.3%
Issuer	Yield	Principal Amount ($)	Value ($)
Tri-party RBC Dominion Securities, Inc.
dated 06/30/2026, matures 07/01/2026,
repurchase price $120,012,133 (collateralized by U.S. Treasury Securities maturing 08/06/26 - 11/15/55 at rates of 0.000% - 4.750%, Total Market Value $122,400,006)
	3.640%	120,000,000	120,000,000
Tri-party TD Securities LLC
dated 06/30/2026, matures 07/01/2026,
repurchase price $50,005,056 (collateralized by U.S. Treasury Securities maturing 05/15/29 - 10/31/29 at rates of 3.875% - 4.125%, Total Market Value $51,000,029)
	3.640%	50,000,000	50,000,000
Total Repurchase Agreements (Cost $170,000,000)			170,000,000

Treasury Bills 4.9%

United States 4.9%
U.S. Treasury Bills
07/02/2026	1.770%	1,000,000	999,903
07/07/2026	3.140%	5,000,000	4,996,990
07/09/2026	3.130%	1,000,000	999,228
07/21/2026	3.510%	10,000,000	9,979,822
08/25/2026	3.610%	10,000,000	9,944,898
Total			26,920,841
Total Treasury Bills (Cost $26,920,841)			26,920,841

U.S. Government & Agency Obligations 60.9%

Fannie Mae Discount Notes
07/01/2026	3.630%	2,000,000	2,000,000
08/03/2026	3.530%	5,000,000	4,983,592
Federal Agricultural Mortgage Corp.(a)
SOFR + 0.045% 07/24/2026	3.680%	2,000,000	2,000,000
SOFR + 0.100% 09/18/2026	3.740%	5,000,000	5,000,000
SOFR + 0.140% 01/06/2027	3.780%	16,000,000	16,000,000
SOFR + 0.100% 03/04/2027	3.740%	3,000,000	3,000,000
SOFR + 0.130% 04/23/2027	3.790%	2,500,000	2,500,000
SOFR + 0.080% 04/26/2027	3.720%	5,000,000	5,000,000
SOFR + 0.120% 05/12/2027	3.760%	5,000,000	5,000,000
SOFR + 0.150% 07/14/2027	3.770%	3,000,000	3,000,000
SOFR + 0.160% 08/13/2027	3.800%	6,000,000	6,000,000
U.S. Government & Agency Obligations (continued)
Issuer	Yield	Principal Amount ($)	Value ($)
SOFR + 0.160% 08/18/2027	3.800%	5,500,000	5,500,957
SOFR + 0.160% 09/03/2027	3.800%	5,000,000	5,000,000
SOFR + 0.150% 12/08/2027	3.790%	5,000,000	5,000,000
SOFR + 0.160% 12/21/2027	3.800%	2,500,000	2,500,000
SOFR + 0.230% 12/28/2027	3.860%	3,500,000	3,506,080
SOFR + 0.135% 05/11/2028	3.780%	1,000,000	1,000,000
Federal Agricultural Mortgage Corp.
08/10/2026	3.780%	7,500,000	7,500,000
11/13/2026	3.680%	2,500,000	2,500,000
04/08/2027	3.790%	3,000,000	3,000,000
05/27/2027	3.950%	1,000,000	1,000,000
06/01/2027	3.940%	2,000,000	2,000,000
06/11/2027	3.840%	3,500,000	3,500,000
Federal Agricultural Mortgage Corp. Discount Notes
03/05/2027	3.580%	3,500,000	3,500,000
04/01/2027	3.820%	5,000,000	5,000,000
Federal Agricultural Mortgage Corp. Discount Notes(a)
SOFR + 0.130% 02/10/2028	3.770%	2,500,000	2,500,000
SOFR + 0.120% 03/17/2028	3.760%	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp.(a)
SOFR + 0.045% 03/03/2027	3.680%	4,000,000	4,000,000
1-Day Overnight Fed Funds Effective Rate + 0.100% 06/01/2028	3.720%	1,500,000	1,500,000
Federal Farm Credit Discount Notes
08/25/2026	3.690%	5,000,000	4,971,889
Federal Home Loan Bank Discount Notes
07/27/2026	3.490%	5,000,000	4,987,108
Federal Home Loan Banks
07/01/2026	3.470%	33,730,000	33,730,000
04/09/2027	3.810%	5,000,000	5,000,000
04/16/2027	3.870%	5,000,000	5,000,000
06/04/2027	3.960%	3,000,000	3,000,000
06/10/2027	3.980%	5,000,000	5,000,000
06/10/2027	4.020%	2,500,000	2,500,000
06/17/2027	4.050%	1,500,000	1,500,000
07/09/2027	4.110%	5,000,000	5,000,000
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio - Government Money Market Fund  | 2026
3

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
U.S. Government & Agency Obligations (continued)
Issuer	Yield	Principal Amount ($)	Value ($)
Federal Home Loan Banks(a)
SOFR + 0.170% 09/24/2027	3.810%	2,500,000	2,500,000
SOFR + 0.180% 10/07/2027	3.850%	4,000,000	4,000,000
SOFR + 0.175% 10/21/2027	3.810%	2,000,000	2,000,000
Federal Home Loan Banks Discount Notes
07/06/2026	3.070%	10,000,000	9,994,951
07/13/2026	3.400%	2,500,000	2,496,979
07/17/2026	3.470%	3,732,000	3,725,979
07/22/2026	3.500%	5,000,000	4,989,465
08/07/2026	3.610%	20,000,000	19,925,075
08/14/2026	3.590%	50,000,000	49,776,333
08/17/2026	3.620%	5,000,000	4,976,337
Federal Home Loan Mortgage Corp.
12/14/2026	3.780%	5,000,000	4,999,212
U.S. Government & Agency Obligations (continued)
Issuer	Yield	Principal Amount ($)	Value ($)
Federal National Mortgage Association(a)
SOFR + 0.135% 08/21/2026	3.770%	20,000,000	20,000,000
Federal National Mortgage Association
05/07/2027	4.000%	3,000,000	3,000,000
Freddie Mac Discount Notes
07/20/2026	3.490%	10,000,000	9,980,895
Total U.S. Government & Agency Obligations (Cost $331,044,852)			331,044,852

Total Investments in Securities (Cost: $527,965,693)	527,965,693
Other Assets & Liabilities, Net	15,591,419
Net Assets	543,557,112
Notes to Portfolio of Investments
(a)	Variable rate security. The interest rate shown was the current rate as of June 30, 2026.
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Variable Portfolio - Government Money Market Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Fair value measurements   (continued)
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Repurchase Agreements	—	170,000,000	—	170,000,000
Treasury Bills	—	26,920,841	—	26,920,841
U.S. Government & Agency Obligations	—	331,044,852	—	331,044,852
Total Investments in Securities	—	527,965,693	—	527,965,693
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio - Government Money Market Fund  | 2026
5

Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $357,965,693)	$357,965,693
Repurchase agreements (cost $170,000,000)	170,000,000
Cash	15,050,333
Receivable for:
Capital shares sold	296,546
Interest	1,113,610
Expense reimbursement due from Investment Manager	544
Prepaid expenses	707
Total assets	544,427,433
Liabilities
Payable for:
Capital shares redeemed	557,020
Distributions to shareholders	48,049
Management services fees	4,280
Distribution and/or service fees	2,409
Service fees	31,023
Compensation of chief compliance officer	44
Compensation of board members	1,731
Other expenses	47,133
Deferred compensation of board members	178,632
Total liabilities	870,321
Net assets applicable to outstanding capital stock	$543,557,112
Represented by
Paid in capital	543,620,354
Total distributable earnings (loss)	(63,242)
Total - representing net assets applicable to outstanding capital stock	$543,557,112
Class 1
Net assets	$61,736,412
Shares outstanding	61,680,192
Net asset value per share	$1.00
Class 2
Net assets	$226,613,948
Shares outstanding	226,630,382
Net asset value per share	$1.00
Class 3
Net assets	$255,206,752
Shares outstanding	255,082,662
Net asset value per share	$1.00
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Variable Portfolio - Government Money Market Fund  | 2026

Statement of Operations
Six Months Ended June 30, 2026 (Unaudited)

Net investment income
Income:
Interest	$10,091,054
Total income	10,091,054
Expenses:
Management services fees	787,810
Distribution and/or service fees
Class 2	282,237
Class 3	159,983
Service fees	173,853
Custodian fees	3,793
Printing and postage fees	17,129
Accounting services fees	16,239
Legal fees	10,811
Compensation of chief compliance officer	43
Compensation of board members	8,429
Deferred compensation of board members	29,393
Other	6,236
Total expenses	1,495,956
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(92,487)
Total net expenses	1,403,469
Net investment income	8,687,585
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,364
Net realized gain	1,364
Net realized and unrealized gain	1,364
Net increase in net assets resulting from operations	$8,688,949
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio - Government Money Market Fund  | 2026
7

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment income	$8,687,585	$20,987,696
Net realized gain	1,364	8,105
Net increase in net assets resulting from operations	8,688,949	20,995,801
Distributions to shareholders
Net investment income and net realized gains
Class 1	(1,046,670)	(2,508,287)
Class 2	(3,506,447)	(8,201,674)
Class 3	(4,134,463)	(10,277,740)
Total distributions to shareholders	(8,687,580)	(20,987,701)
Increase (decrease) in net assets from capital stock activity	(13,062,481)	46,284,698
Total increase (decrease) in net assets	(13,061,112)	46,292,798
Net assets at beginning of period	556,618,224	510,325,426
Net assets at end of period	$543,557,112	$556,618,224

	Six Months Ended		Year Ended
	June 30, 2026 (Unaudited)		December 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	8,910,812	8,910,812	15,415,992	15,415,991
Distributions reinvested	1,046,928	1,046,928	2,509,948	2,509,948
Shares redeemed	(12,365,604)	(12,365,604)	(19,788,085)	(19,788,085)
Net decrease	(2,407,864)	(2,407,864)	(1,862,145)	(1,862,146)
Class 2
Shares sold	22,382,210	22,382,210	102,860,118	102,860,118
Distributions reinvested	3,506,682	3,506,682	8,200,951	8,200,951
Shares redeemed	(28,372,218)	(28,372,218)	(57,201,739)	(57,201,739)
Net increase (decrease)	(2,483,326)	(2,483,326)	53,859,330	53,859,330
Class 3
Shares sold	7,634,508	7,634,509	34,511,897	34,511,898
Distributions reinvested	4,135,254	4,135,254	10,284,282	10,284,282
Shares redeemed	(19,941,054)	(19,941,054)	(50,508,666)	(50,508,666)
Net decrease	(8,171,292)	(8,171,291)	(5,712,487)	(5,712,486)
Total net increase (decrease)	(13,062,482)	(13,062,481)	46,284,698	46,284,698
The accompanying Notes to Financial Statements are an integral part of this statement.
8
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Columbia Variable Portfolio - Government Money Market Fund  | 2026
9

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return is not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$1.00	0.02	0.00	0.02	(0.02)	(0.02)
Year Ended 12/31/2025	$1.00	0.04	(0.00)(b)	0.04	(0.04)	(0.04)
Year Ended 12/31/2024	$1.00	0.05	0.00	0.05	(0.05)	(0.05)
Year Ended 12/31/2023	$1.00	0.05	(0.00)	0.05	(0.05)	(0.05)
Year Ended 12/31/2022	$1.00	0.01	(0.00)	0.01	(0.01)	(0.01)
Year Ended 12/31/2021	$1.00	0.00	0.00	0.00	(0.00)	(0.00)
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$1.00	0.02	0.00	0.02	(0.02)	(0.02)
Year Ended 12/31/2025	$1.00	0.04	(0.00)(b)	0.04	(0.04)	(0.04)
Year Ended 12/31/2024	$1.00	0.05	0.00	0.05	(0.05)	(0.05)
Year Ended 12/31/2023	$1.00	0.04	(0.00)	0.04	(0.04)	(0.04)
Year Ended 12/31/2022	$1.00	0.01	(0.00)	0.01	(0.01)	(0.01)
Year Ended 12/31/2021	$1.00	0.00	0.00	0.00	(0.00)	(0.00)
Class 3
Six Months Ended 6/30/2026 (Unaudited)	$1.00	0.02	0.00	0.02	(0.02)	(0.02)
Year Ended 12/31/2025	$1.00	0.04	(0.00)(b)	0.04	(0.04)	(0.04)
Year Ended 12/31/2024	$1.00	0.05	0.00	0.05	(0.05)	(0.05)
Year Ended 12/31/2023	$1.00	0.05	(0.00)	0.05	(0.05)	(0.05)
Year Ended 12/31/2022	$1.00	0.01	(0.00)	0.01	(0.01)	(0.01)
Year Ended 12/31/2021	$1.00	0.00	0.00	0.00	(0.00)	(0.00)

Notes to Financial Highlights
(a)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(b)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

(c)
Ratios include the impact of voluntary waivers paid by the Investment Manager. For the periods indicated below, if the Investment Manager had not paid these voluntary waivers, the Fund’s net expense ratio would increase by:

	12/31/2022	12/31/2021
Class 1	0.10%	0.40%
Class 2	0.21%	0.66%
Class 3	0.16%	0.53%
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Variable Portfolio - Government Money Market Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets	Total net expense ratio to average net assets(a)	Net investment income ratio to average net assets	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$1.00	1.67%	0.39%	0.35%	3.36%	$61,736
Year Ended 12/31/2025	$1.00	3.97%	0.38%	0.36%	3.91%	$64,144
Year Ended 12/31/2024	$1.00	4.97%	0.40%	0.35%	4.89%	$66,005
Year Ended 12/31/2023	$1.00	4.74%	0.42%	0.36%	4.65%	$91,283
Year Ended 12/31/2022	$1.00	1.22%	0.45%	0.35% (c)	1.21%	$89,219
Year Ended 12/31/2021	$1.00	0.02%	0.48%	0.05% (c)	0.01%	$88,117
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$1.00	1.55%	0.64%	0.60%	3.11%	$226,614
Year Ended 12/31/2025	$1.00	3.71%	0.63%	0.61%	3.67%	$229,097
Year Ended 12/31/2024	$1.00	4.71%	0.65%	0.60%	4.63%	$175,234
Year Ended 12/31/2023	$1.00	4.48%	0.67%	0.61%	4.41%	$174,055
Year Ended 12/31/2022	$1.00	1.12%	0.69%	0.48% (c)	1.25%	$170,487
Year Ended 12/31/2021	$1.00	0.02%	0.73%	0.04% (c)	0.01%	$109,160
Class 3
Six Months Ended 6/30/2026 (Unaudited)	$1.00	1.61%	0.51%	0.48%	3.23%	$255,207
Year Ended 12/31/2025	$1.00	3.84%	0.51%	0.48%	3.79%	$263,377
Year Ended 12/31/2024	$1.00	4.84%	0.53%	0.48%	4.75%	$269,086
Year Ended 12/31/2023	$1.00	4.61%	0.54%	0.49%	4.52%	$220,177
Year Ended 12/31/2022	$1.00	1.17%	0.57%	0.40% (c)	1.21%	$231,856
Year Ended 12/31/2021	$1.00	0.02%	0.61%	0.05% (c)	0.01%	$198,713
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio - Government Money Market Fund  | 2026
11

Notes to Financial Statements
June 30, 2026 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio - Government Money Market Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Certain securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of purchases and redemptions of Fund shares at $1.00 per share. These procedures
12
Columbia Variable Portfolio - Government Money Market Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Repurchase agreements
The Fund may invest in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of June 30, 2026:
	RBC Dominion Securities	TD Securities	Total
Assets
Repurchase agreements	$120,000,000	50,000,000	170,000,000
Liabilities
Total financial and derivative net assets	120,000,000	50,000,000	170,000,000
Total collateral received (pledged) (a)	120,000,000	50,000,000	170,000,000
Net amount (b)	$-	-	-

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income, including amortization of premium and discount, is recognized daily.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia Variable Portfolio - Government Money Market Fund  | 2026
13

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared daily and distributed quarterly. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year to seek to maintain a net asset value of $1.00 per share, unless such capital gains are offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.29% to 0.08% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2026 was 0.29% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
14
Columbia Variable Portfolio - Government Money Market Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2026 was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2026 through April 30, 2027 (%)	Prior to May 1, 2026 (%)
Class 1	0.34	0.36
Class 2	0.59	0.61
Class 3	0.465	0.485
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition, from time to time, the Investment Manager and its affiliates may waive or absorb expenses of the Fund with the intent of allowing the Fund to avoid a negative net yield or to increase the Fund’s positive net yield. The Fund’s yield would be negative if Fund expenses exceed Fund income. Any such expense limitation is voluntary and may be revised or terminated at any time without notice to shareholders and, accordingly, any positive net yield resulting therefrom will cease. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Columbia Variable Portfolio - Government Money Market Fund  | 2026
15

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2026, the cost of all investments for federal income tax purposes was approximately $527,966,000. Tax cost of investments may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
As noted above, the Fund may only participate in the Interfund Program as a lending fund. The Fund did not lend money under the Interfund Program during the six months ended June 30, 2026.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2026.
Note 7. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
16
Columbia Variable Portfolio - Government Money Market Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At June 30, 2026, affiliated shareholders of record owned 93.3% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Variable Portfolio - Government Money Market Fund  | 2026
17

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Government Money Market Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund. The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
18
Columbia Variable Portfolio - Government Money Market Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Columbia Variable Portfolio - Government Money Market Fund  | 2026
19

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
20
Columbia Variable Portfolio - Government Money Market Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Variable Portfolio - Government Money Market Fund  | 2026
21

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[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Variable Portfolio - Government Money Market Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
SAR7009_(08/26)

Columbia Variable Portfolio – Overseas Core Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Overseas Core Fund | 2026

Portfolio of Investments
June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 95.2%
Issuer	Shares	Value ($)
Australia 2.8%
Northern Star Resources Ltd.	3,925,447	51,971,639
Paladin Energy Ltd.(a)	4,639,521	30,260,931
Whitehaven Coal Ltd.	4,539,740	24,068,367
Total		106,300,937
Austria 0.6%
Kontron AG(a)	904,650	24,063,171
Belgium 0.2%
Lakefront Biotherapeutics NV, ADR(a)	262,233	7,861,745
Brazil 0.2%
Cosan SA(a)	11,777,657	8,418,642
Canada 5.4%
Celestica, Inc.(a)	100,108	36,519,398
Finning International, Inc.	723,611	51,113,238
Kraken Robotics, Inc.(a)	2,694,556	12,045,468
NexGen Energy Ltd.(a)	2,490,106	23,382,095
Pan American Silver Corp.	520,831	23,328,021
Vermilion Energy, Inc.	1,016,943	9,528,756
Whitecap Resources, Inc.	4,775,134	49,594,729
Total		205,511,705
China 1.6%
Ping An Insurance Group Co. of China Ltd., Class H	9,271,500	60,624,323
Denmark 2.4%
ISS A/S	1,622,612	66,425,009
Novo Nordisk A/S, Class B	524,029	25,167,518
Total		91,592,527
Finland 1.5%
Metso Outotec OYJ	1,081,311	18,802,937
UPM-Kymmene OYJ	1,399,587	37,099,427
Total		55,902,364
France 6.8%
AXA SA	1,480,621	74,193,093
Cie de Saint-Gobain SA	343,334	31,134,346
Eiffage SA	322,980	47,641,212
Exail Technologies SA(a)	176,847	24,297,759
Common Stocks (continued)
Issuer	Shares	Value ($)
Sanofi SA	534,494	45,701,182
TotalEnergies SE	428,107	33,103,592
Total		256,071,184
Germany 2.2%
Duerr AG	491,752	9,972,041
Fresenius Medical Care AG	595,357	26,952,267
KION Group AG	481,980	21,395,687
Siemens AG, Registered Shares	76,957	24,742,238
Total		83,062,233
Greece 2.9%
JUMBO SA	1,407,047	36,101,633
National Bank of Greece SA	4,137,195	71,476,427
Total		107,578,060
Hong Kong 2.0%
BOC Hong Kong Holdings Ltd.	8,920,500	48,407,435
WH Group Ltd.	25,794,750	27,350,575
Total		75,758,010
Ireland 1.3%
AIB Group PLC	4,219,685	49,591,791
Israel 1.3%
Check Point Software Technologies Ltd.(a)	359,892	47,300,606
Italy 3.4%
Avio SpA	776,374	27,948,023
BPER Banca SPA	1,517,725	23,845,139
Buzzi SpA	870,612	44,594,923
PRADA SpA	5,991,900	30,462,747
Total		126,850,832
Ivory Coast 0.7%
Endeavour Mining PLC	507,981	24,881,438
Japan 22.9%
Amano Corp.	646,600	14,516,580
Furuno Electric Co., Ltd.	379,100	13,421,420
Hitachi Ltd.	2,025,000	56,044,101
Inpex Corp.	846,300	17,076,836
ITOCHU Corp.	3,485,700	39,781,051
Kinden Corp.	703,400	34,721,703
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Overseas Core Fund  | 2026
3

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Macnica Holdings, Inc.	2,425,000	47,478,136
MatsukiyoCocokara & Co.	2,769,300	40,902,082
Mitsubishi UFJ Financial Group, Inc.	3,740,900	74,529,706
Niterra Co., Ltd.	791,100	52,570,813
Nomura Holdings, Inc.	3,788,200	33,260,136
Otsuka Holdings Co., Ltd.	526,600	35,050,071
Sankyo Co., Ltd.	3,204,900	31,265,955
Sanwa Holdings Corp.	929,200	21,784,340
SCREEN Holdings Co., Ltd.	476,600	53,463,484
Shimamura Co., Ltd.	1,803,500	37,137,558
Ship Healthcare Holdings, Inc.	1,117,000	14,918,912
Sumitomo Corp.	2,291,000	22,020,353
Sumitomo Metal Mining Co., Ltd.	608,800	28,236,540
Suzuken Co., Ltd.	1,076,100	32,792,292
Taisei Corp.	236,100	20,900,147
TBS Holdings, Inc.	1,328,400	51,229,476
TOPPAN Holdings, Inc.	653,700	20,727,395
Toyota Tsusho Corp.	1,123,200	41,807,924
USS Co., Ltd.	2,279,700	26,777,435
Total		862,414,446
Kazakhstan 0.8%
Kaspi.KZ JSC, ADR	339,533	29,417,139
Netherlands 8.6%
ASM International NV	66,194	76,121,876
ASML Holding NV	12,248	24,253,195
ASR Nederland NV	621,173	46,911,530
ING Groep NV	2,939,706	92,757,476
Koninklijke Ahold Delhaize NV	825,921	33,237,020
Prosus NV, Class N(a)	1,215,336	52,810,733
Total		326,091,830
Norway 1.2%
Norsk Hydro ASA	2,302,544	20,835,222
SalMar ASA	486,892	22,787,295
Total		43,622,517
Poland 2.0%
Powszechna Kasa Oszczednosci Bank Polski SA	2,779,655	76,321,197
Russian Federation —%
Lukoil PJSC(a),(b),(c),(d),(e)	133,228	—
Common Stocks (continued)
Issuer	Shares	Value ($)
Singapore 0.8%
Venture Corp., Ltd.	2,338,800	31,000,374
South Africa 0.5%
Impala Platinum Holdings Ltd.	1,953,805	20,526,237
South Korea 0.5%
Youngone Corp.	404,147	19,080,668
Spain 1.5%
Endesa SA	1,245,070	56,571,224
Sweden 0.6%
Telefonaktiebolaget LM Ericsson, ADR	2,086,741	23,267,162
Switzerland 2.4%
Idorsia Ltd.(a)	755,266	6,409,035
Landis+Gyr Group AG(a)	263,371	14,108,654
Novartis AG, Registered Shares	263,165	41,130,693
UBS AG	549,172	27,217,586
Total		88,865,968
Taiwan 2.2%
Parade Technologies Ltd.	1,225,000	24,507,678
Taiwan Semiconductor Manufacturing Co., Ltd.	738,000	58,221,027
Total		82,728,705
United Arab Emirates 0.5%
Emaar Properties PJSC	5,669,873	18,428,159
United Kingdom 6.0%
AstraZeneca PLC	490,487	93,006,145
Imperial Brands PLC	773,353	28,582,252
Marks & Spencer Group PLC	13,235,721	65,336,000
TP Icap Group PLC	8,453,586	37,949,459
Total		224,873,856
United States 9.4%
ACADIA Pharmaceuticals, Inc.(a)	267,826	6,775,998
Burford Capital Ltd.	5,333,657	21,867,994
Energy Fuels, Inc.(a)	2,187,774	31,722,723
Flutter Entertainment PLC(a)	262,301	26,799,293
Galaxy Digital, Inc., Class A(a),(f)	463,959	12,684,639
Insmed, Inc.(a)	205,980	21,961,588
Jazz Pharmaceuticals PLC(a)	113,015	27,233,224
JBS NV, Class A	1,708,753	20,248,723
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Variable Portfolio – Overseas Core Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Primo Brands Corp., Class A	3,290,057	80,408,993
Roche Holding Ag	59,303	24,378,656
Shell PLC	2,099,206	81,307,962
Total		355,389,793
Total Common Stocks (Cost $3,086,388,927)		3,589,968,843

Exchange-Traded Equity Funds 2.0%
	Shares	Value ($)
United States 2.0%
iShares MSCI EAFE ETF	727,453	75,567,818
Total Exchange-Traded Equity Funds (Cost $74,599,711)		75,567,818

Preferred Stocks 1.7%
Issuer	Shares	Value ($)
South Korea 1.7%
Samsung Electronics Co., Ltd.	440,791	62,161,383
Total Preferred Stocks (Cost $24,522,106)		62,161,383

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $1,188,362)	355,810

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.767%(g),(h)	37,968,425	37,945,644
Total Money Market Funds (Cost $37,949,466)		37,945,644
Total Investments in Securities (Cost $3,224,648,572)		3,765,999,498
Other Assets & Liabilities, Net		3,623,553
Net Assets		$3,769,623,051
At June 30, 2026, securities and/or cash totaling $5,071,570 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
79,575,000 CHF	98,270,683 USD	Barclays	07/06/2026	—	(259,217)
44,675,000 NZD	26,755,835 USD	Barclays	07/06/2026	1,379,035	—
222,401,726 USD	316,298,000 CAD	Barclays	07/06/2026	660,606	—
315,910,000 CAD	222,601,912 USD	Barclays	08/24/2026	—	(683,405)
121,002,716 USD	97,459,000 CHF	Barclays	08/24/2026	342,562	—
67,658,000 EUR	76,889,258 USD	Citi	07/06/2026	—	(430,125)
17,154,269,000 JPY	110,218,815 USD	Citi	07/06/2026	4,680,349	—
318,080,000 NOK	32,176,611 USD	Citi	07/06/2026	44,301	—
52,887,895 USD	46,443,000 EUR	Citi	08/24/2026	298,597	—
37,611,236 USD	372,035,000 NOK	Citi	08/24/2026	—	(54,587)
72,707,000 SEK	7,791,608 USD	HSBC	07/06/2026	291,489	—
19,240,000 SGD	15,261,375 USD	HSBC	07/06/2026	385,469	—
175,940,921 USD	242,644,000 AUD	HSBC	07/06/2026	—	(7,959,612)
18,803,979 USD	26,190,000 CAD	HSBC	07/06/2026	—	(334,048)
15,132,681 USD	13,041,000 EUR	HSBC	07/06/2026	—	(229,461)
182,995,462 USD	134,330,000 GBP	HSBC	07/06/2026	—	(4,813,971)
36,492,703 USD	64,594,000 NZD	HSBC	07/06/2026	198,713	—
18,197,452 USD	68,570,000 PLN	HSBC	07/06/2026	30,395	—
30,548,809 USD	280,117,000 SEK	HSBC	07/06/2026	—	(1,653,232)
80,031,000 NZD	45,285,141 USD	HSBC	08/24/2026	—	(252,871)
85,539,000 PLN	22,699,493 USD	HSBC	08/24/2026	—	(38,146)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Overseas Core Fund  | 2026
5

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
274,697,000 AUD	189,763,435 USD	JPMorgan	07/06/2026	—	(408,017)
21,493,000 CAD	15,487,103 USD	JPMorgan	07/06/2026	329,629	—
8,432,000 GBP	11,275,927 USD	JPMorgan	07/06/2026	91,335	—
7,509,013 USD	10,732,000 AUD	JPMorgan	07/06/2026	—	(79,300)
76,263,033 USD	64,632,000 EUR	JPMorgan	07/06/2026	—	(2,401,755)
192,727,259 USD	279,240,000 AUD	JPMorgan	08/24/2026	412,996	—
8,949,000 CHF	11,429,452 USD	Morgan Stanley	07/06/2026	348,784	—
193,049,000 DKK	30,501,651 USD	Morgan Stanley	07/06/2026	984,309	—
134,548,000 GBP	177,532,198 USD	Morgan Stanley	07/06/2026	—	(938,459)
114,521,341 USD	88,524,000 CHF	Morgan Stanley	07/06/2026	—	(4,910,773)
29,375,962 USD	193,049,000 DKK	Morgan Stanley	07/06/2026	141,380	—
34,349,957 USD	318,080,000 NOK	Morgan Stanley	07/06/2026	—	(2,217,647)
14,854,505 USD	19,240,000 SGD	Morgan Stanley	07/06/2026	21,401	—
173,466,000 DKK	26,465,286 USD	Morgan Stanley	08/24/2026	—	(129,279)
19,509,000 SGD	15,113,063 USD	Morgan Stanley	08/24/2026	—	(24,258)
174,009,277 USD	131,880,000 GBP	Morgan Stanley	08/24/2026	918,993	—
99,116,301,000 KRW	68,407,965 USD	State Street	07/06/2026	4,417,094	—
844,774,000 TWD	26,822,630 USD	State Street	07/06/2026	308,849	—
64,348,699 USD	99,116,301,000 KRW	State Street	07/06/2026	—	(357,827)
26,506,872 USD	844,774,000 TWD	State Street	07/06/2026	6,909	—
46,595,526,000 KRW	30,268,628 USD	State Street	08/24/2026	125,330	—
843,330,000 TWD	26,378,793 USD	State Street	08/24/2026	—	(42,249)
320,594,000 CAD	235,703,153 USD	UBS	07/06/2026	9,611,160	—
10,015,000 EUR	11,634,025 USD	UBS	07/06/2026	188,910	—
117,264,057 USD	18,963,357,000 JPY	UBS	07/06/2026	—	(595,511)
18,828,262,000 JPY	116,882,204 USD	UBS	08/24/2026	576,847	—
10,825,000 CAD	7,693,473 USD	Wells Fargo	07/06/2026	59,375	—
1,809,088,000 JPY	11,290,070 USD	Wells Fargo	07/06/2026	159,991	—
19,919,000 NZD	11,500,332 USD	Wells Fargo	07/06/2026	185,716	—
68,570,000 PLN	19,106,532 USD	Wells Fargo	07/06/2026	878,685	—
207,410,000 SEK	21,299,076 USD	Wells Fargo	07/06/2026	—	(96,382)
15,249,336 USD	21,321,000 AUD	Wells Fargo	07/06/2026	—	(488,907)
7,598,218 USD	10,424,000 CAD	Wells Fargo	07/06/2026	—	(246,917)
11,501,170 USD	8,650,000 GBP	Wells Fargo	07/06/2026	—	(27,412)
18,906,656 USD	183,619,000 SEK	Wells Fargo	08/24/2026	87,534	—
Total				28,166,743	(29,673,368)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
CBOE Volatility Index	Morgan Stanley	USD	9,837,100	5,980	22.00	07/22/2026	1,188,362	355,810

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Galaxy Digital, Inc.	Morgan Stanley	USD	(5,071,570)	(1,855)	47.50	07/17/2026	(171,040)	(12,058)
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Variable Portfolio – Overseas Core Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2026, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At June 30, 2026, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Lukoil PJSC	01/25/2022 - 01/26/2026	133,228	10,912,642	—

(d)
As a result of sanctions and restricted cross-border payments, certain payments have not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record payments when it is considered collectible.

(e)	Valuation based on significant unobservable inputs.
(f)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(g)	The rate shown is the seven-day current annualized yield at June 30, 2026.
(h)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.767%
	18,075,634	406,544,946	(386,671,114)	(3,822)	37,945,644	(15,984)	781,825	37,968,425
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Overseas Core Fund  | 2026
7

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Fair value measurements   (continued)
participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	106,300,937	—	106,300,937
Austria	—	24,063,171	—	24,063,171
Belgium	7,861,745	—	—	7,861,745
Brazil	8,418,642	—	—	8,418,642
Canada	205,511,705	—	—	205,511,705
China	—	60,624,323	—	60,624,323
Denmark	—	91,592,527	—	91,592,527
Finland	—	55,902,364	—	55,902,364
France	—	256,071,184	—	256,071,184
Germany	—	83,062,233	—	83,062,233
Greece	—	107,578,060	—	107,578,060
Hong Kong	—	75,758,010	—	75,758,010
Ireland	—	49,591,791	—	49,591,791
Israel	47,300,606	—	—	47,300,606
Italy	—	126,850,832	—	126,850,832
Ivory Coast	—	24,881,438	—	24,881,438
Japan	40,902,082	821,512,364	—	862,414,446
Kazakhstan	29,417,139	—	—	29,417,139
Netherlands	33,237,020	292,854,810	—	326,091,830
Norway	—	43,622,517	—	43,622,517
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Variable Portfolio – Overseas Core Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Poland	—	76,321,197	—	76,321,197
Russian Federation	—	—	0 *	0 *
Singapore	—	31,000,374	—	31,000,374
South Africa	—	20,526,237	—	20,526,237
South Korea	—	19,080,668	—	19,080,668
Spain	—	56,571,224	—	56,571,224
Sweden	23,267,162	—	—	23,267,162
Switzerland	—	88,865,968	—	88,865,968
Taiwan	—	82,728,705	—	82,728,705
United Arab Emirates	—	18,428,159	—	18,428,159
United Kingdom	93,006,145	131,867,711	—	224,873,856
United States	249,703,175	105,686,618	—	355,389,793
Total Common Stocks	738,625,421	2,851,343,422	0 *	3,589,968,843
Exchange-Traded Equity Funds	75,567,818	—	—	75,567,818
Preferred Stocks
South Korea	—	62,161,383	—	62,161,383
Total Preferred Stocks	—	62,161,383	—	62,161,383
Call Option Contracts Purchased	355,810	—	—	355,810
Money Market Funds	37,945,644	—	—	37,945,644
Total Investments in Securities	852,494,693	2,913,504,805	0 *	3,765,999,498
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	28,166,743	—	28,166,743
Liability
Forward Foreign Currency Exchange Contracts	—	(29,673,368)	—	(29,673,368)
Call Option Contracts Written	(12,058)	—	—	(12,058)
Total	852,482,635	2,911,998,180	0 *	3,764,480,815

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
Forward foreign currency exchange contracts are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Overseas Core Fund  | 2026
9

Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,185,510,744)	$3,727,698,044
Affiliated issuers (cost $37,949,466)	37,945,644
Option contracts purchased (cost $1,188,362)	355,810
Cash	102,965
Unrealized appreciation on forward foreign currency exchange contracts	28,166,743
Receivable for:
Investments sold	8,365,270
Capital shares sold	54,860
Dividends	5,995,661
Foreign tax reclaims	7,205,807
Prepaid expenses	1,911
Total assets	3,815,892,715
Liabilities
Option contracts written, at value (premiums received $171,040)	12,058
Foreign currency (cost $26,502)	26,421
Unrealized depreciation on forward foreign currency exchange contracts	29,673,368
Payable for:
Investments purchased	15,175,979
Capital shares redeemed	677,563
Management services fees	71,203
Distribution and/or service fees	1,411
Service fees	22,842
Compensation of chief compliance officer	301
Compensation of board members	5,357
Other expenses	280,659
Deferred compensation of board members	322,502
Total liabilities	46,269,664
Net assets applicable to outstanding capital stock	$3,769,623,051
Represented by
Paid in capital	3,024,991,192
Total distributable earnings (loss)	744,631,859
Total - representing net assets applicable to outstanding capital stock	$3,769,623,051
Class 1
Net assets	$3,421,800,395
Shares outstanding	214,599,802
Net asset value per share	$15.95
Class 2
Net assets	$106,183,942
Shares outstanding	6,735,778
Net asset value per share	$15.76
Class 3
Net assets	$241,638,714
Shares outstanding	15,218,792
Net asset value per share	$15.88
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Variable Portfolio – Overseas Core Fund  | 2026

Statement of Operations
Six Months Ended June 30, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$70,689,881
Dividends — affiliated issuers	781,825
Interfund lending	850
Foreign taxes withheld	(7,001,213)
Total income	64,471,343
Expenses:
Management services fees	14,373,737
Distribution and/or service fees
Class 2	127,171
Class 3	153,067
Service fees	125,227
Custodian fees	314,948
Printing and postage fees	16,154
Accounting services fees	16,936
Legal fees	32,252
Interest on collateral	19,738
Interest on interfund lending	327
Compensation of chief compliance officer	305
Compensation of board members	25,604
Deferred compensation of board members	47,380
Other	125,100
Total expenses	15,377,946
Net investment income	49,093,397
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	232,059,060
Investments — affiliated issuers	(15,984)
Foreign currency translations	(680,962)
Forward foreign currency exchange contracts	31,587,071
Option contracts purchased	(5,659,306)
Option contracts written	4,178,427
Net realized gain	261,468,306
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(82,333,683)
Investments — affiliated issuers	(3,822)
Foreign currency translations	(211,928)
Forward foreign currency exchange contracts	(16,457,711)
Option contracts purchased	(832,552)
Option contracts written	49,305
Foreign capital gains tax	1,899
Net change in unrealized appreciation (depreciation)	(99,788,492)
Net realized and unrealized gain	161,679,814
Net increase in net assets resulting from operations	$210,773,211
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Overseas Core Fund  | 2026
11

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment income	$49,093,397	$89,678,931
Net realized gain	261,468,306	524,052,734
Net change in unrealized appreciation (depreciation)	(99,788,492)	610,073,247
Net increase in net assets resulting from operations	210,773,211	1,223,804,912
Distributions to shareholders
Net investment income and net realized gains
Class 1	(534,004,141)	(70,962,069)
Class 2	(16,217,561)	(1,268,449)
Class 3	(37,834,216)	(3,880,771)
Total distributions to shareholders	(588,055,918)	(76,111,289)
Increase (decrease) in net assets from capital stock activity	272,737,390	(846,557,510)
Total increase (decrease) in net assets	(104,545,317)	301,136,113
Net assets at beginning of period	3,874,168,368	3,573,032,255
Net assets at end of period	$3,769,623,051	$3,874,168,368

	Six Months Ended		Year Ended
	June 30, 2026 (Unaudited)		December 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	516,038	9,404,365	646,127	9,827,171
Distributions reinvested	33,151,057	534,004,141	4,969,333	70,962,069
Shares redeemed	(17,144,168)	(324,065,431)	(59,083,439)	(921,487,650)
Net increase (decrease)	16,522,927	219,343,075	(53,467,979)	(840,698,410)
Class 2
Shares sold	772,387	14,037,794	906,401	14,483,606
Distributions reinvested	1,018,192	16,217,561	89,643	1,268,449
Shares redeemed	(297,815)	(5,414,715)	(640,893)	(9,776,972)
Net increase	1,492,764	24,840,640	355,151	5,975,083
Class 3
Shares sold	86,905	1,620,503	256,441	4,150,103
Distributions reinvested	2,357,592	37,834,216	272,717	3,880,771
Shares redeemed	(603,714)	(10,901,044)	(1,289,775)	(19,865,057)
Net increase (decrease)	1,840,783	28,553,675	(760,617)	(11,834,183)
Total net increase (decrease)	19,856,474	272,737,390	(53,873,445)	(846,557,510)
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Variable Portfolio – Overseas Core Fund  | 2026

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Columbia Variable Portfolio – Overseas Core Fund  | 2026
13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$17.89	0.23	0.64	0.87	(1.17)	(1.64)	(2.81)
Year Ended 12/31/2025	$13.21	0.37 (e)	4.61	4.98	(0.30)	—	(0.30)
Year Ended 12/31/2024	$13.35	0.31 (e)	0.14	0.45	(0.59)	—	(0.59)
Year Ended 12/31/2023	$11.77	0.29	1.53	1.82	(0.24)	—	(0.24)
Year Ended 12/31/2022	$15.08	0.25	(2.50)	(2.25)	(0.10)	(0.96)	(1.06)
Year Ended 12/31/2021	$14.18	0.29	1.12	1.41	(0.19)	(0.32)	(0.51)
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$17.70	0.22	0.61	0.83	(1.13)	(1.64)	(2.77)
Year Ended 12/31/2025	$13.07	0.32 (e)	4.58	4.90	(0.27)	—	(0.27)
Year Ended 12/31/2024	$13.22	0.27 (e)	0.14	0.41	(0.56)	—	(0.56)
Year Ended 12/31/2023	$11.66	0.26	1.51	1.77	(0.21)	—	(0.21)
Year Ended 12/31/2022	$14.98	0.22	(2.49)	(2.27)	(0.09)	(0.96)	(1.05)
Year Ended 12/31/2021	$14.09	0.23	1.14	1.37	(0.16)	(0.32)	(0.48)
Class 3
Six Months Ended 6/30/2026 (Unaudited)	$17.81	0.22	0.64	0.86	(1.15)	(1.64)	(2.79)
Year Ended 12/31/2025	$13.16	0.35 (e)	4.58	4.93	(0.28)	—	(0.28)
Year Ended 12/31/2024	$13.30	0.29 (e)	0.15	0.44	(0.58)	—	(0.58)
Year Ended 12/31/2023	$11.73	0.27	1.52	1.79	(0.22)	—	(0.22)
Year Ended 12/31/2022	$15.05	0.24	(2.50)	(2.26)	(0.10)	(0.96)	(1.06)
Year Ended 12/31/2021	$14.15	0.26	1.14	1.40	(0.18)	(0.32)	(0.50)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Includes income resulting from European Union tax reclaims, net of an IRS closing agreement for European Union tax reclaims, if applicable. The effect of these amounted to:

Class	Net Investment income per share ($)	Net Investment income ratio (%)
Year Ended 12/31/2025
Class 1	lessthan 0.01	0.01
Class 2	lessthan 0.01	0.01
Class 3	lessthan 0.01	0.01
Year Ended 12/31/2024
Class 1	0.01	0.04
Class 2	0.01	0.04
Class 3	0.01	0.04
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Variable Portfolio – Overseas Core Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$15.95	5.38%	0.79% (c),(d)	0.79% (c),(d)	2.58%	27%	$3,421,800
Year Ended 12/31/2025	$17.89	38.26%	0.80% (c),(d)	0.80% (c),(d)	2.38% (e)	57%	$3,543,066
Year Ended 12/31/2024	$13.21	3.45%	0.79% (d)	0.79% (d)	2.26% (e)	41%	$3,323,078
Year Ended 12/31/2023	$13.35	15.64%	0.79% (c),(d)	0.79% (c),(d)	2.34%	41%	$3,306,525
Year Ended 12/31/2022	$11.77	(14.68% )	0.79% (d)	0.79% (d)	2.03%	35%	$3,242,143
Year Ended 12/31/2021	$15.08	9.96%	0.78% (c)	0.78% (c)	1.91%	29%	$3,982,053
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$15.76	5.18%	1.04% (c),(d)	1.04% (c),(d)	2.42%	27%	$106,184
Year Ended 12/31/2025	$17.70	37.96%	1.05% (c),(d)	1.05% (c),(d)	2.06% (e)	57%	$92,783
Year Ended 12/31/2024	$13.07	3.16%	1.04% (d)	1.04% (d)	2.05% (e)	41%	$63,903
Year Ended 12/31/2023	$13.22	15.32%	1.04% (c),(d)	1.04% (c),(d)	2.09%	41%	$83,999
Year Ended 12/31/2022	$11.66	(14.90% )	1.04% (d)	1.04% (d)	1.77%	35%	$77,447
Year Ended 12/31/2021	$14.98	9.74%	1.03% (c)	1.03% (c)	1.55%	29%	$89,465
Class 3
Six Months Ended 6/30/2026 (Unaudited)	$15.88	5.34%	0.92% (c),(d)	0.92% (c),(d)	2.49%	27%	$241,639
Year Ended 12/31/2025	$17.81	38.03%	0.92% (c),(d)	0.92% (c),(d)	2.22% (e)	57%	$238,319
Year Ended 12/31/2024	$13.16	3.35%	0.91% (d)	0.91% (d)	2.14% (e)	41%	$186,052
Year Ended 12/31/2023	$13.30	15.47%	0.91% (c),(d)	0.91% (c),(d)	2.22%	41%	$200,259
Year Ended 12/31/2022	$11.73	(14.80% )	0.91% (d)	0.91% (d)	1.90%	35%	$190,674
Year Ended 12/31/2021	$15.05	9.88%	0.91% (c)	0.91% (c)	1.72%	29%	$242,813
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Overseas Core Fund  | 2026
15

Notes to Financial Statements
June 30, 2026 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Overseas Core Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and
16
Columbia Variable Portfolio – Overseas Core Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains
Columbia Variable Portfolio – Overseas Core Fund  | 2026
17

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
18
Columbia Variable Portfolio – Overseas Core Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing its investment objectives. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund may use options that are written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the
Columbia Variable Portfolio – Overseas Core Fund  | 2026
19

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2026:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Investments, at value — Option contracts purchased	355,810
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	28,166,743
Total		28,522,553

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Option contracts written, at value	12,058
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	29,673,368
Total		29,685,426
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Total ($)
Equity risk	—	(5,659,306)	4,178,427	(1,480,879)
Foreign exchange risk	31,587,071	—	—	31,587,071
Total	31,587,071	(5,659,306)	4,178,427	30,106,192

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Total ($)
Equity risk	—	(832,552)	49,305	(783,247)
Foreign exchange risk	(16,457,711)	—	—	(16,457,711)
Total	(16,457,711)	(832,552)	49,305	(17,240,958)
20
Columbia Variable Portfolio – Overseas Core Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2026:
Derivative instrument	Average value ($)
Option contracts purchased	1,069,047
Option contracts written	(598,485)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	12,356,720	(10,160,079)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of June 30, 2026:
	Barclays	Citi	HSBC	JPMorgan	Morgan Stanley(a)	Morgan Stanley(a)	State Street	UBS	Wells Fargo	Total
Assets
Forward foreign currency exchange contracts	$2,382,203	5,023,247	906,066	833,960	2,414,867	-	4,858,182	10,376,917	1,371,301	28,166,743
Call option contracts purchased	-	-	-	-	-	355,810	-	-	-	355,810
Total assets	2,382,203	5,023,247	906,066	833,960	2,414,867	355,810	4,858,182	10,376,917	1,371,301	28,522,553
Liabilities
Forward foreign currency exchange contracts	942,622	484,712	15,281,341	2,889,072	8,220,416	-	400,076	595,511	859,618	29,673,368
Call option contracts written	-	-	-	-	-	12,058	-	-	-	12,058
Total liabilities	942,622	484,712	15,281,341	2,889,072	8,220,416	12,058	400,076	595,511	859,618	29,685,426
Total financial and derivative net assets	1,439,581	4,538,535	(14,375,275)	(2,055,112)	(5,805,549)	343,752	4,458,106	9,781,406	511,683	(1,162,873)
Total collateral received (pledged) (b)	-	-	-	-	-	-	4,450,000	-	-	4,450,000
Net amount (c)	$1,439,581	4,538,535	(14,375,275)	(2,055,112)	(5,805,549)	343,752	8,106	9,781,406	511,683	(5,612,873)

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a
Columbia Variable Portfolio – Overseas Core Fund  | 2026
21

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
22
Columbia Variable Portfolio – Overseas Core Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.88% to 0.62% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2026 was 0.75% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2026 was 0.01% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Columbia Variable Portfolio – Overseas Core Fund  | 2026
23

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2027 (%)
Class 1	0.83
Class 2	1.08
Class 3	0.955
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
3,224,478,000	791,437,000	(251,434,000)	540,003,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,005,993,881 and $1,267,799,101, respectively, for the six months ended June 30, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
24
Columbia Variable Portfolio – Overseas Core Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	1,400,000	4.19	2
Lender	1,480,000	4.14	5
Interest income earned and interest expense incurred by the Fund are recorded as Interfund lending and Interest on interfund lending, respectively, in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2026.
Columbia Variable Portfolio – Overseas Core Fund  | 2026
25

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At June 30, 2026, affiliated shareholders of record owned 99.2% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse
26
Columbia Variable Portfolio – Overseas Core Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Variable Portfolio – Overseas Core Fund  | 2026
27

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Overseas Core Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
28
Columbia Variable Portfolio – Overseas Core Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, and (iii) the net assets of the Fund.  The Board observed that the Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses
Columbia Variable Portfolio – Overseas Core Fund  | 2026
29

Approval of Management Agreement (continued)
(Unaudited)
with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager, including vehicles subadvised by the Investment Manager, and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
30
Columbia Variable Portfolio – Overseas Core Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Variable Portfolio – Overseas Core Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
SAR7018_(08/26)

Columbia Variable Portfolio – High Yield Bond Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – High Yield Bond Fund | 2026

Portfolio of Investments
June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Corporate Bonds & Notes 93.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.9%
Allegheny Technologies, Inc.
10/01/2029	4.875%	212,000	209,696
10/01/2031	5.125%	886,000	876,718
ATI, Inc.
06/15/2033	5.875%	139,000	140,921
TransDigm, Inc.(a)
03/01/2029	6.375%	932,000	946,685
03/01/2032	6.625%	1,222,000	1,253,329
01/15/2033	6.000%	52,000	52,495
05/31/2033	6.375%	1,259,000	1,271,800
01/31/2034	6.750%	722,000	740,953
07/31/2034	6.125%	178,000	177,837
Total			5,670,434
Airlines 0.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2029	5.750%	864,753	866,213
Automotive 2.6%
American Axle & Manufacturing, Inc.(a)
10/15/2032	6.375%	331,000	329,782
10/15/2033	7.750%	1,029,000	1,016,821
Clarios Global LP/US Finance Co.(a)
02/15/2030	6.750%	585,000	602,671
09/15/2032	6.750%	585,000	597,036
Forvia SE(a)
09/15/2033	6.750%	335,000	334,485
Goodyear Tire & Rubber Co. (The)
07/15/2032	8.875%	267,000	269,300
IHO Verwaltungs GmbH(a),(b)
11/15/2032	8.000%	487,000	506,798
05/15/2033	7.375%	275,000	285,955
Nissan Motor Acceptance Co. LLC(a)
09/30/2030	6.125%	309,000	303,745
Nissan Motor Co., Ltd.(a)
07/17/2032	7.750%	261,000	270,426
07/17/2035	8.125%	763,000	813,212
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	181,000	182,145
03/24/2031	7.500%	702,000	706,848
04/23/2032	6.875%	1,434,000	1,410,723
Total			7,629,947
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.4%
Ally Financial, Inc.
Subordinated
02/14/2033	6.700%	425,000	438,400
Ally Financial, Inc.(c)
Subordinated
01/17/2040	6.646%	582,000	576,770
Total			1,015,170
Brokerage/Asset Managers/Exchanges 1.7%
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	750,000	790,805
Focus Financial Partners LLC(a)
09/15/2031	6.750%	598,000	603,776
Hightower Holding LLC(a)
04/15/2029	6.750%	565,000	562,930
01/31/2030	9.125%	941,000	980,595
Jane Street Group/Finance, Inc.(a)
05/01/2033	6.750%	275,000	282,569
Osaic Holdings, Inc.(a)
08/01/2032	6.750%	918,000	919,832
08/01/2033	8.000%	973,000	975,120
Total			5,115,627
Building Materials 2.4%
Core & Main LP(a),(d)
07/01/2034	6.000%	388,000	389,680
CP Atlas Buyer, Inc.(a)
07/15/2030	9.750%	150,000	144,250
LBM Acquisition LLC(a)
01/15/2029	6.250%	310,000	224,516
06/15/2031	9.500%	662,000	591,575
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%	971,000	991,481
03/01/2033	6.750%	863,000	879,512
QXO Building Products, Inc.(a)
07/15/2031	6.500%	384,000	391,303
04/30/2032	6.750%	603,000	622,469
07/15/2034	6.875%	554,000	568,685
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	540,000	543,603
08/01/2033	6.250%	141,000	139,938
03/15/2034	5.875%	300,000	289,152
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund  | 2026
3

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
White Cap Supply Holdings LLC(a)
11/15/2030	7.375%	1,161,000	1,178,283
Total			6,954,447
Cable and Satellite 5.5%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	42,000	41,934
02/01/2028	5.000%	666,000	657,521
06/01/2029	5.375%	571,000	558,582
03/01/2030	4.750%	1,116,000	1,058,975
08/15/2030	4.500%	1,354,000	1,259,406
03/01/2031	7.375%	280,000	281,012
02/01/2032	4.750%	1,029,000	919,663
06/01/2033	4.500%	320,000	277,432
01/15/2034	4.250%	1,325,000	1,120,103
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	750,000	662,463
CSC Holdings LLC(a)
02/01/2028	5.375%	220,000	137,935
05/15/2028	11.250%	215,000	138,921
01/31/2029	11.750%	445,000	272,661
02/01/2029	6.500%	330,000	197,494
12/01/2030	4.625%	1,035,000	237,623
02/15/2031	3.375%	753,000	446,305
DirectTV Financing LLC/Co-Obligor, Inc.(a)
06/01/2032	9.250%	437,000	443,863
DirecTV Financing LLC(a)
02/01/2030	8.875%	166,000	169,133
DISH DBS Corp.
07/01/2028	7.375%	295,000	283,320
06/01/2029	5.125%	815,000	736,653
DISH DBS Corp.(a)
12/01/2028	5.750%	640,000	620,508
DISH Network Corp.(a)
11/15/2027	11.750%	1,680,000	1,726,695
EchoStar Corp.
11/30/2029	10.750%	1,127,209	1,218,421
EchoStar Corp.(b)
11/30/2030	6.750%	628,208	638,267
Sirius XM Radio, Inc.(a)
08/01/2027	5.000%	249,000	248,647
07/15/2028	4.000%	380,000	370,013
07/01/2030	4.125%	310,000	291,724
Virgin Media Finance PLC(a)
07/15/2030	5.000%	308,000	232,738
VZ Secured Financing BV(a)
01/15/2032	5.000%	901,000	789,106
Total			16,037,118
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 4.4%
Ashland LLC(a)
09/01/2031	3.375%	1,280,000	1,192,707
Celanese US Holdings LLC
04/15/2030	6.500%	165,000	168,166
02/15/2031	7.000%	165,000	169,770
07/15/2032	6.879%	194,000	203,701
04/15/2033	6.750%	283,000	288,361
11/15/2033	7.700%	266,000	284,189
02/15/2034	7.375%	235,000	242,740
Element Solutions, Inc.(a)
09/01/2028	3.875%	600,000	585,320
FMC Corp.
05/18/2033	5.650%	9,000	8,056
10/01/2049	4.500%	300,000	194,134
FMC Corp.(c)
Subordinated
11/01/2055	8.450%	17,000	12,404
HB Fuller Co.
10/15/2028	4.250%	83,000	81,658
INEOS Finance PLC(a)
04/15/2029	7.500%	349,000	339,134
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	1,130,000	1,062,144
Innophos Holdings, Inc.(a)
06/15/2029	11.500%	851,123	786,686
Inversion Escrow Issuer LLC(a)
08/01/2032	6.750%	866,000	845,929
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	500,000	485,083
10/01/2029	6.250%	445,000	437,712
06/15/2031	7.250%	433,000	439,731
02/15/2033	7.250%	721,000	712,566
Qnity Electronics, Inc.(a)
08/15/2032	5.750%	319,000	320,915
08/15/2033	6.250%	257,000	261,532
Tronox, Inc.(a)
03/15/2029	4.625%	447,000	312,896
W.R. Grace Holdings LLC(a)
08/15/2029	5.625%	1,366,000	1,284,226
03/01/2031	7.375%	677,000	679,802
08/15/2032	6.625%	1,144,000	1,108,676
08/01/2033	7.000%	586,000	571,283
Total			13,079,521
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Variable Portfolio – High Yield Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 1.4%
Herc Holdings, Inc.(a)
06/15/2030	7.000%	481,000	498,224
03/15/2031	5.750%	167,000	166,693
06/15/2033	7.250%	1,462,000	1,524,653
03/15/2034	6.000%	317,000	314,836
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	382,000	387,141
03/15/2031	7.750%	167,000	173,362
Synergy Infrastructure Holdings LLC(a)
12/01/2030	7.875%	527,000	552,518
07/15/2034	7.000%	582,000	590,230
Total			4,207,657
Consumer Cyclical Services 1.0%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	444,000	436,242
12/01/2028	6.125%	939,000	924,385
ASGN, Inc.(a)
05/15/2028	4.625%	734,000	680,053
Garda World Security Corp.(a)
08/01/2032	8.250%	140,000	143,258
11/15/2032	8.375%	285,000	291,545
Match Group Holdings II LLC(a)
10/01/2031	3.625%	318,000	285,557
Match Group, Inc.(a)
06/01/2028	4.625%	293,000	288,818
Total			3,049,858
Consumer Products 1.0%
Newell Brands, Inc.(a)
06/01/2028	8.500%	356,000	372,395
Newell Brands, Inc.
05/15/2030	6.375%	150,000	152,013
05/15/2032	6.625%	144,000	145,822
Opal Bidco SAS(a)
03/31/2032	6.500%	526,000	536,482
Prestige Brands, Inc.(a),(d)
07/15/2034	6.250%	376,000	376,000
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	310,000	290,617
02/01/2032	4.375%	175,000	163,933
Whirlpool Corp.
06/15/2030	6.125%	112,000	103,295
06/15/2033	6.500%	427,000	370,191
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Whirlpool Corp.(a)
07/01/2031	7.500%	169,000	171,132
07/01/2034	7.875%	224,000	224,893
Total			2,906,773
Diversified Manufacturing 1.7%
Amsted Industries, Inc.(a)
03/15/2033	6.375%	136,000	137,512
Columbus McKinnon Corp.(a)
02/01/2033	7.125%	170,000	170,175
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	947,000	968,205
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	391,000	404,247
Gates Corp. (The)(a)
07/01/2029	6.875%	141,000	144,351
Madison IAQ LLC(a)
06/30/2029	5.875%	868,000	867,861
Resideo Funding, Inc.(a)
09/01/2029	4.000%	569,000	545,731
WESCO Distribution, Inc.(a)
03/15/2029	6.375%	273,000	278,380
04/15/2031	5.250%	193,000	191,617
03/15/2032	6.625%	691,000	712,194
03/15/2033	6.375%	287,000	294,473
04/15/2034	5.500%	325,000	321,565
Total			5,036,311
Electric 4.6%
Alpha Generation LLC(a)
10/15/2032	6.750%	357,000	363,557
01/15/2034	6.250%	325,000	319,806
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)
02/15/2032	6.375%	561,000	562,312
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	594,000	588,486
02/15/2031	3.750%	771,000	715,235
01/15/2032	3.750%	628,000	571,038
01/15/2034	5.750%	287,000	281,259
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	338,000	322,889
Long Ridge Energy LLC(a)
02/15/2032	8.750%	434,000	457,924
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	435,000	430,924
01/15/2029	7.250%	489,000	506,161
NRG Energy, Inc.
01/15/2028	5.750%	440,000	440,164
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund  | 2026
5

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRG Energy, Inc.(a)
06/15/2029	5.250%	863,000	860,813
07/15/2029	5.750%	58,000	58,010
02/01/2033	6.000%	312,000	313,691
01/15/2034	5.750%	480,000	475,669
05/15/2034	5.875%	230,000	228,714
11/01/2034	6.250%	238,000	240,957
01/15/2036	6.000%	480,000	478,501
05/15/2036	6.125%	234,000	234,245
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	174,000	170,462
PG&E Corp.(c)
03/15/2055	7.375%	330,000	336,309
09/15/2056	6.850%	132,000	131,570
Talen Energy Supply LLC(a)
02/01/2034	6.250%	566,000	562,481
02/01/2036	6.500%	566,000	570,428
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	1,349,000	1,340,593
01/15/2030	4.750%	446,000	430,855
VoltaGrid LLC(a)
11/01/2030	7.375%	193,000	200,445
XPLR Infrastructure Operating Partners LP(a)
01/15/2031	8.375%	265,000	282,610
03/15/2033	8.625%	568,000	609,210
04/15/2034	7.750%	545,000	573,625
Total			13,658,943
Environmental 0.5%
Clean Harbors, Inc.(a)
02/01/2031	6.375%	103,000	104,414
Waste Pro USA, Inc.(a)
02/01/2033	7.000%	1,289,000	1,319,240
Total			1,423,654
Finance Companies 4.2%
Bread Financial Holdings, Inc.(a)
05/15/2031	6.750%	142,000	145,295
CrossCountry Intermediate HoldCo LLC(a)
10/01/2030	6.500%	328,000	323,415
GGAM Finance Ltd.(a)
04/15/2029	6.875%	103,000	105,349
03/15/2030	5.875%	1,161,000	1,164,084
goeasy Ltd.(a)
07/01/2029	7.625%	160,000	151,006
05/15/2030	6.875%	90,000	80,107
10/01/2030	7.375%	91,000	81,873
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Navient Corp.
03/15/2029	5.500%	294,000	282,150
03/15/2031	11.500%	279,000	294,453
OneMain Finance Corp.
05/15/2029	6.625%	635,000	647,533
03/15/2030	7.875%	398,000	414,247
09/15/2030	4.000%	552,000	510,248
05/15/2031	7.500%	475,000	490,753
11/15/2031	7.125%	204,000	207,475
03/15/2032	6.750%	435,000	436,328
09/15/2032	7.125%	276,000	280,726
03/15/2033	6.500%	426,000	419,080
09/15/2033	6.750%	354,000	350,601
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	1,274,000	1,330,239
Rocket Cos, Inc.(a)
08/01/2030	6.125%	281,000	286,119
08/01/2031	6.125%	234,000	238,987
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	559,000	523,811
10/15/2033	4.000%	1,164,000	1,047,895
Springleaf Finance Corp.
11/15/2029	5.375%	61,000	59,943
United Wholesale Mortgage LLC(a)
04/15/2029	5.500%	679,000	630,593
UWM Holdings LLC(a)
02/01/2030	6.625%	1,009,000	939,238
03/15/2031	6.250%	1,155,000	1,028,322
Total			12,469,870
Food and Beverage 2.3%
Chobani LLC/Finance Corp., Inc.(a)
04/15/2034	6.375%	779,000	790,704
Darling Ingredients, Inc.(a)
06/15/2030	6.000%	504,000	507,361
Lamb Weston Holdings, Inc.(a)
01/31/2030	4.125%	300,000	287,288
Performance Food Group, Inc.(a)
09/15/2032	6.125%	286,000	289,629
Post Holdings, Inc.(a)
09/15/2031	4.500%	310,000	290,615
02/15/2032	6.250%	547,000	555,281
03/01/2033	6.375%	200,000	198,525
10/15/2034	6.250%	833,000	818,291
03/15/2036	6.500%	585,000	578,189
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	515,000	517,043
04/30/2029	4.375%	498,000	486,297
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Variable Portfolio – High Yield Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	768,000	741,809
US Foods, Inc.(a)
09/15/2028	6.875%	336,000	343,357
01/15/2032	7.250%	415,000	430,588
Total			6,834,977
Gaming 2.6%
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	305,000	293,093
02/15/2030	7.000%	266,000	267,651
02/15/2032	6.500%	319,000	310,743
10/15/2032	6.000%	548,000	496,627
Churchill Downs, Inc.(a)
05/01/2031	6.750%	540,000	549,618
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	216,000	223,899
10/01/2033	6.250%	594,000	590,172
MGM Resorts International
09/15/2029	6.125%	396,000	399,797
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	296,000	287,907
Penn Entertainment, Inc.(a)
04/01/2031	6.750%	288,000	289,436
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	915,000	876,838
Rivers Enterprise Borrower LLC/Finance Corp.(a)
02/01/2033	6.625%	734,000	745,251
Rivers Enterprise Lender LLC/Corp.(a)
10/15/2030	6.250%	428,000	433,542
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	1,358,000	1,161,730
Voyager Parent LLC(a)
07/01/2032	9.250%	744,000	786,748
Total			7,713,052
Health Care 4.5%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	138,000	137,374
04/15/2029	5.000%	504,000	495,998
03/15/2033	7.375%	557,000	573,753
Avantor Funding, Inc.(a)
07/15/2028	4.625%	429,000	424,543
11/01/2029	3.875%	609,000	581,399
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	531,000	546,227
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	249,000	244,187
03/15/2029	3.750%	249,000	238,980
CHS/Community Health Systems, Inc.(a)
04/15/2029	6.875%	294,000	289,200
05/15/2030	5.250%	498,000	469,881
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	434,000	449,634
DaVita, Inc.(a)
06/01/2030	4.625%	360,000	348,776
07/15/2033	6.750%	415,000	427,989
Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%	50,000	49,962
IQVIA, Inc.(a)
05/15/2030	6.500%	270,000	275,508
06/01/2032	6.250%	665,000	677,382
LifePoint Health, Inc.(a)
05/01/2034	7.000%	554,000	530,731
Mozart Debt Merger Sub, Inc.(a)
10/01/2029	5.250%	1,152,000	1,145,229
Select Medical Corp.(a)
12/01/2032	6.250%	151,000	146,754
Star Parent, Inc.(a)
10/01/2030	9.000%	1,093,000	1,146,723
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	1,137,000	1,151,495
Tenet Healthcare Corp.
11/01/2027	5.125%	843,000	842,924
10/01/2028	6.125%	293,000	294,038
06/15/2030	6.125%	446,000	449,269
Tenet Healthcare Corp.(a)
11/15/2032	5.500%	735,000	730,836
11/15/2033	6.000%	456,000	459,976
Total			13,128,768
Healthcare Insurance 0.5%
Centene Corp.
02/15/2030	3.375%	410,000	382,448
10/15/2030	3.000%	455,000	411,414
03/01/2031	2.500%	440,000	384,266
08/01/2031	2.625%	270,000	235,249
Total			1,413,377
Independent Energy 3.1%
Civitas Resources, Inc.(a)
07/01/2031	8.750%	544,000	567,970
06/15/2033	9.625%	1,006,000	1,102,747
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund  | 2026
7

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CNX Resources Corp.(a)
03/01/2032	7.250%	394,000	405,613
03/01/2034	5.875%	339,000	329,591
Crescent Energy Finance LLC(a)
04/01/2032	7.625%	420,000	423,038
01/15/2033	7.375%	247,000	245,432
01/15/2034	8.375%	275,000	283,223
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	1,448,000	1,451,784
04/15/2032	6.250%	445,000	430,719
11/01/2033	8.375%	134,000	139,629
02/15/2035	7.250%	711,000	699,826
Matador Resources Co.(a)
04/15/2032	6.500%	480,000	482,432
04/15/2033	6.250%	345,000	343,646
04/15/2034	6.000%	287,000	279,699
SM Energy Co.
07/15/2028	6.500%	273,000	273,455
SM Energy Co.(a)
08/01/2029	6.750%	342,000	348,148
08/01/2032	7.000%	429,000	432,877
04/15/2034	6.625%	723,000	711,788
Vital Energy, Inc.(a)
04/15/2032	7.875%	140,000	141,765
Total			9,093,382
Leisure 3.1%
Boyne USA, Inc.(a)
05/15/2029	4.750%	436,000	428,557
Carnival Corp.(a)
03/15/2030	5.750%	649,000	656,647
08/01/2032	5.750%	551,000	556,587
02/15/2033	6.125%	631,000	638,840
Cedar Fair LP
07/15/2029	5.250%	150,000	146,064
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	295,000	295,484
Cinemark USA, Inc.(a)
07/15/2028	5.250%	372,000	371,220
NCL Corp., Ltd.(a)
01/15/2031	5.875%	783,000	759,606
02/01/2032	6.750%	628,000	626,410
09/15/2033	6.250%	433,000	420,377
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	1,414,000	1,405,730
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC(a)
01/15/2032	8.625%	1,014,000	1,044,401
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	478,000	484,315
Vail Resorts, Inc.(a)
05/15/2032	6.500%	404,000	411,251
Viking Cruises Ltd.(a)
07/15/2031	9.125%	270,000	282,999
10/15/2033	5.875%	704,000	704,399
Total			9,232,887
Lodging 1.6%
Hilton Domestic Operating Co., Inc.(a)
05/01/2031	4.000%	305,000	288,210
02/15/2032	3.625%	315,000	288,461
03/15/2033	5.875%	699,000	705,457
09/15/2033	5.750%	303,000	304,116
Hilton Grand Vacations Borrower Escrow LLC(a)
01/15/2032	6.625%	1,136,000	1,153,014
Marriott Ownership Resorts, Inc.(a)
10/01/2033	6.500%	1,184,000	1,176,449
Travel + Leisure Co.(a)
06/01/2031	6.250%	713,000	717,489
09/01/2033	6.125%	56,000	55,365
Total			4,688,561
Media and Entertainment 4.3%
CBS Corp.
07/01/2042	4.850%	184,000	124,652
Clear Channel Outdoor Holdings, Inc.(a)
04/01/2030	7.875%	635,000	660,706
02/15/2031	7.125%	518,000	536,740
03/15/2033	7.500%	527,000	555,490
Discovery Global Holdings, Inc.
03/15/2032	4.279%	435,000	389,786
03/15/2042	5.050%	1,246,000	912,052
03/15/2052	5.141%	225,000	150,673
Gray Escrow II, Inc.(a)
11/15/2031	5.375%	185,000	124,093
Gray Media, Inc.(a)
07/15/2032	9.625%	562,000	542,498
08/15/2033	7.250%	570,000	561,111
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	157,700	153,024
08/15/2030	7.750%	172,520	161,037
Mav Acquisition Corp.(a)
08/01/2029	8.000%	295,000	295,592
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	347,000	352,567
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Variable Portfolio – High Yield Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nexstar Media, Inc.(a)
09/15/2033	6.500%	845,000	845,307
04/15/2034	7.250%	1,298,000	1,294,499
OAK-Eagle Acquireco, Inc.(a)
07/01/2033	7.250%	425,000	444,971
07/01/2034	8.750%	422,000	447,823
Outfront Media Capital LLC/Corp.(a)
03/15/2030	4.625%	147,000	142,563
06/15/2034	6.000%	226,000	225,568
Roblox Corp.(a)
05/01/2030	3.875%	301,000	284,618
Snap, Inc.(a)
03/01/2033	6.875%	1,132,000	1,102,785
03/15/2034	6.875%	751,000	727,128
Univision Communications, Inc.(a)
06/30/2030	7.375%	478,000	479,146
04/15/2033	8.875%	353,000	347,677
Viacom, Inc.
03/15/2043	4.375%	450,000	291,086
09/01/2043	5.850%	310,000	232,401
ViacomCBS, Inc.
05/19/2032	4.200%	335,000	290,770
05/19/2050	4.950%	171,000	110,394
Total			12,786,757
Metals and Mining 2.5%
Carpenter Technology Corp.(a)
03/01/2034	5.625%	432,000	431,977
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	187,000	188,580
03/15/2032	7.000%	84,000	83,583
05/01/2033	7.375%	91,000	90,879
Compass Minerals International, Inc.(a)
07/01/2030	8.000%	421,000	443,603
Constellium SE(a)
04/15/2029	3.750%	661,000	635,015
08/15/2032	6.375%	356,000	361,925
Hudbay Minerals, Inc.(a)
04/01/2029	6.125%	696,000	699,549
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	595,000	568,925
03/01/2034	5.875%	874,000	864,430
Novelis Corp.(a)
01/30/2030	4.750%	758,000	733,257
08/15/2031	3.875%	797,000	725,483
08/15/2033	6.375%	445,000	448,292
Novelis, Inc.(a)
01/30/2030	6.875%	219,000	224,351
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WS Escrow LLC(a)
06/01/2033	7.750%	817,000	838,436
Total			7,338,285
Midstream 6.1%
AmeriGas Partners LP/Finance Corp.(a)
06/01/2030	9.500%	489,000	524,659
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	453,000	462,566
CNX Midstream Partners LP(a)
04/15/2030	4.750%	1,413,000	1,345,947
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	793,000	824,477
06/30/2033	7.375%	887,000	904,728
06/01/2034	6.875%	518,000	516,213
Harvest Midstream I LP(a)
05/15/2034	6.750%	420,000	425,684
ITT Holdings LLC(a)
08/01/2029	6.500%	91,000	89,947
Rockies Express Pipeline LLC(a)
03/15/2033	6.750%	223,000	229,114
Sunoco LP(a),(c),(e)
	7.875%	1,445,000	1,502,514
Sunoco LP(a)
05/01/2029	7.000%	543,000	558,855
07/15/2031	5.375%	400,000	394,618
05/01/2032	7.250%	417,000	432,339
07/01/2033	6.250%	837,000	843,935
TransMontaigne Partners LLC(a)
06/15/2030	8.500%	1,024,000	1,043,160
Venture Global Calcasieu Pass LLC(a)
08/15/2031	4.125%	568,000	533,183
11/01/2033	3.875%	660,000	588,269
05/01/2036	6.000%	875,000	884,266
Venture Global LNG, Inc.(a),(c),(e)
	9.000%	1,181,000	1,150,235
Venture Global LNG, Inc.(a)
02/01/2029	9.500%	344,000	370,711
01/15/2030	7.000%	393,000	400,626
06/01/2031	8.375%	270,000	281,082
02/01/2032	9.875%	369,000	393,782
12/15/2034	6.375%	301,000	295,777
Venture Global Plaquemines LNG LLC(a)
12/15/2030	6.125%	210,000	214,811
01/15/2034	6.500%	777,000	809,421
06/15/2034	6.500%	278,000	289,483
05/01/2035	7.750%	395,000	442,808
01/15/2036	6.750%	1,080,000	1,144,793
Total			17,898,003
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund  | 2026
9

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 2.0%
Archrock Partners LP/Finance Corp.(a)
09/01/2032	6.625%	348,000	354,433
Archrock Services LP /Partners Finance Corp.(a)
02/01/2034	6.000%	721,000	716,266
Kodiak Gas Services LLC(a)
04/01/2031	5.875%	377,000	377,787
10/01/2033	6.500%	586,000	593,199
10/01/2035	6.750%	339,000	347,736
Nabors Industries, Inc.(a)
01/31/2030	9.125%	526,000	549,865
08/15/2031	8.875%	127,000	130,430
11/15/2032	7.625%	434,000	443,860
Oceaneering International, Inc.(a),(d)
07/15/2034	6.875%	376,000	382,101
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	529,231	540,323
Transocean, Inc.(a)
05/15/2031	8.500%	750,000	778,356
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	559,000	572,696
Total			5,787,052
Other Industry 0.3%
Installed Building Products, Inc.(a)
02/01/2034	5.625%	171,000	168,441
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	290,000	287,609
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	253,000	258,320
04/15/2030	6.625%	160,000	164,813
Total			879,183
Other REIT 0.8%
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	570,000	569,890
05/15/2029	4.875%	501,000	489,921
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	167,000	170,266
04/01/2032	6.500%	428,000	437,774
06/15/2033	6.500%	306,000	313,992
03/15/2034	5.750%	134,000	132,570
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	346,000	345,986
Total			2,460,399
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 1.3%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	1,390,000	1,321,436
01/30/2031	6.250%	296,000	299,142
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2030	8.750%	668,000	659,013
04/15/2032	6.750%	276,000	267,917
Sword Purchaser LLC(a)
04/15/2033	8.250%	721,000	745,791
04/15/2034	10.500%	520,000	543,394
Total			3,836,693
Pharmaceuticals 1.6%
1261229 BC Ltd.(a)
04/15/2032	10.000%	1,265,000	1,280,480
Bausch Health Companies, Inc.(a)
01/31/2027	8.500%	110,000	109,797
06/01/2028	4.875%	596,000	551,033
09/30/2028	11.000%	151,000	153,723
02/15/2029	6.250%	169,000	127,359
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	1,539,000	1,510,802
Jazz Securities DAC(a)
01/15/2029	4.375%	363,000	355,468
Organon Finance 1 LLC(a)
04/30/2028	4.125%	331,000	326,824
04/30/2031	5.125%	136,000	134,605
Total			4,550,091
Property & Casualty 4.9%
Acrisure LLC/Finance, Inc.(a)
02/01/2029	8.250%	712,000	669,981
08/01/2029	6.000%	683,000	604,259
11/06/2030	7.500%	308,000	292,041
07/01/2032	6.750%	585,000	525,936
Alliant Holdings Intermediate LLC/Co-Issuer(a)
04/15/2028	6.750%	476,000	479,726
01/15/2031	7.000%	425,000	431,858
10/01/2031	6.500%	319,000	318,055
10/01/2032	7.375%	1,329,000	1,320,423
AmWINS Group, Inc.(a)
02/15/2029	6.375%	272,000	273,190
Ardonagh Finco Ltd.(a)
02/15/2031	7.750%	946,000	956,799
Ardonagh Group Finance Ltd.(a)
02/15/2032	8.875%	1,588,000	1,542,892
Asurion LLC and Asurion Co-Issuer, Inc.(a)
02/01/2034	8.375%	336,000	311,393
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Variable Portfolio – High Yield Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	1,021,000	997,099
Howden UK Refinance PLC/2 PLC/US Refinance LLC(a)
02/15/2032	8.125%	305,000	274,572
HUB International Ltd.(a)
12/01/2029	5.625%	1,010,000	1,004,231
06/15/2030	7.250%	2,112,000	2,167,482
01/31/2032	7.375%	934,000	951,128
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	1,425,000	1,419,885
Total			14,540,950
Railroads 0.8%
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	854,000	866,887
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	1,310,000	1,345,389
Total			2,212,276
Restaurants 0.6%
1011778 BC ULC/New Red Finance, Inc.(a)
09/15/2029	5.625%	462,000	464,753
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2029	4.625%	213,000	207,044
01/15/2030	6.750%	1,170,000	1,147,380
Total			1,819,177
Retailers 2.0%
Advance Auto Parts, Inc.(a)
08/01/2030	7.000%	395,000	405,173
08/01/2033	7.375%	873,000	904,181
Asbury Automotive Group, Inc.(a)
02/15/2032	5.000%	201,000	191,963
Beach Acquisition Bidco LLC(a),(b)
07/15/2033	10.000%	1,056,156	1,198,426
Belron UK Finance PLC(a)
10/15/2029	5.750%	164,000	164,761
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	440,000	428,536
01/15/2030	6.375%	178,000	180,309
L Brands, Inc.
06/15/2029	7.500%	145,000	146,624
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	299,000	291,423
08/01/2031	8.250%	397,000	413,694
Lithia Motors, Inc.(a)
01/15/2031	4.375%	325,000	308,026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PetSmart LLC/Finance Corp.(a)
09/15/2032	7.500%	275,000	275,063
09/15/2033	10.000%	250,000	250,380
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	710,000	668,391
Total			5,826,950
Supermarkets 0.2%
Albertsons Cos, Inc.(a)
03/31/2032	5.625%	603,000	582,731
Technology 12.3%
Amentum Escrow Corp.(a)
08/01/2032	7.250%	834,000	858,741
APLD ComputeCo 2 LLC(a)
03/15/2031	6.750%	1,727,000	1,732,817
APLD ComputeCo 3 LLC(a)
06/15/2031	7.000%	832,000	830,790
APLD ComputeCo LLC(a)
12/15/2030	9.250%	1,285,000	1,386,376
Black Pearl Compute LLC(a)
02/15/2031	6.125%	694,000	704,270
Block, Inc.(a)
08/15/2030	5.625%	416,000	417,110
08/15/2033	6.000%	326,000	328,061
Block, Inc.
05/15/2032	6.500%	868,000	886,400
CACI International, Inc.(a)
06/15/2033	6.375%	856,000	868,193
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	101,000	56,658
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	174,000	93,416
Cipher Compute LLC(a)
11/15/2030	7.125%	465,000	483,865
Clarivate Science Holdings Corp.(a)
07/01/2029	4.875%	1,188,000	1,062,977
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	2,218,000	2,153,494
06/30/2032	8.250%	295,000	276,196
08/15/2033	6.625%	142,000	122,976
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	2,394,000	2,034,402
Core Scientific Finance I LLC(a)
05/15/2031	7.750%	977,000	990,542
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund  | 2026
11

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CoreWeave, Inc.(a)
02/01/2031	9.000%	990,000	978,950
10/01/2031	9.750%	562,000	560,537
07/15/2032	9.625%	893,000	879,895
Entegris Escrow Corp.(a)
04/15/2029	4.750%	289,000	285,641
06/15/2030	5.950%	787,000	794,411
Flash Compute LLC(a)
12/31/2030	7.250%	403,000	414,583
HealthEquity, Inc.(a)
10/01/2029	4.500%	823,000	799,381
ION Platform Finance US, Inc.(a)
09/30/2032	7.875%	657,000	476,790
ION Platform Finance US, Inc./SARL(a)
05/01/2028	4.625%	562,000	511,848
05/15/2028	5.750%	266,000	244,217
05/01/2029	8.750%	198,000	176,579
Iron Mountain, Inc.(a)
09/15/2027	4.875%	427,000	426,198
01/15/2033	6.250%	295,000	297,796
Meridian Arc Holdco LLC(a)
04/30/2031	6.250%	724,000	725,309
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	913,000	875,491
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	952,000	1,014,616
NCR Corp.(a)
10/01/2028	5.000%	436,000	425,085
04/15/2029	5.125%	300,000	292,624
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	842,000	858,961
05/15/2031	10.375%	335,000	347,082
Picard Midco, Inc.(a)
03/31/2029	6.500%	643,000	624,141
PR RNO Property Owner 1 LLC(a)
05/01/2031	6.500%	1,665,000	1,662,744
Sabre GLBL, Inc.(a)
11/15/2029	10.750%	39,000	37,495
03/15/2030	10.750%	88,000	83,960
07/15/2030	11.125%	187,000	179,325
Science Applications International Corp.(a)
11/01/2033	5.875%	705,000	694,509
Shift4 Payments LLC/Finance Sub, Inc.(a)
08/15/2032	6.750%	1,189,000	1,191,464
Stingray Compute LLC(a)
06/15/2031	6.000%	299,000	299,690
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SV RNO Property Owner 1 LLC(a)
03/01/2031	5.875%	1,890,000	1,863,309
Synaptics, Inc.(a)
06/15/2029	4.000%	605,000	596,440
UKG, Inc.(a)
02/01/2031	6.875%	300,000	291,279
WEX, Inc.(a)
03/15/2033	6.500%	732,000	729,083
WULF Compute LLC(a)
10/15/2030	7.750%	349,000	366,318
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	1,052,000	854,914
Total			36,147,949
Transportation Services 0.5%
Avis Budget Car Rental LLC/Finance, Inc.(a)
02/15/2031	8.000%	937,000	946,012
06/15/2032	8.375%	414,000	416,881
Total			1,362,893
Wireless 0.7%
Altice France(a)
04/15/2032	6.500%	1,147,348	1,109,092
Altice France Lux 3/Holdings 1(a)
01/15/2033	10.000%	227,000	222,980
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	284,000	234,253
07/15/2031	4.750%	732,000	602,173
Total			2,168,498
Wirelines 1.3%
Fibercop SpA(a)
07/18/2036	7.200%	91,000	93,672
Iliad Holding SAS(a)
10/15/2028	7.000%	563,000	565,682
Iliad Holding SASU(a)
04/15/2031	8.500%	264,000	279,684
04/15/2032	7.000%	385,000	392,035
Level 3 Financing, Inc.(a)
01/15/2036	8.500%	549,000	589,981
02/15/2037	7.500%	120,000	123,233
Optics Bidco SpA(a)
06/04/2038	7.721%	314,000	327,724
Uniti Group LP/Fiber Holdings, Inc./CSL Capital LLC(a)
01/15/2030	6.000%	150,000	146,539
Uniti Group LP/Finance 2019, Inc./CSL Capital LLC(a)
06/15/2032	8.625%	249,000	260,182
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Variable Portfolio – High Yield Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	695,000	732,933
Windstream Services LLC(a)
10/15/2033	7.500%	367,000	386,515
Total			3,898,180
Total Corporate Bonds & Notes (Cost $274,873,506)			275,322,614

Exchange-Traded Fixed Income Funds 2.1%
	Shares	Value ($)
High Yield 2.1%
Columbia Short Duration High Yield ETF(f)	50,000	1,010,250
Columbia US High Yield ETF(f)	260,000	5,241,600
Total		6,251,850
Total Exchange-Traded Fixed Income Funds (Cost $6,260,000)		6,251,850

Foreign Government Obligations(g) 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.3%
NOVA Chemicals Corp.(a)
02/15/2030	9.000%	465,000	487,322
12/01/2031	7.000%	266,000	279,665
Total			766,987
Total Foreign Government Obligations (Cost $732,683)			766,987

Rights 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Wireless Telecommunication Services 0.0%
Altice Luxembourg France SA, CVR(a),(h),(i)	0	3
Total Communication Services		3
Total Rights (Cost $0)		3

Senior Loans 0.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.1%
CP Atlas Buyer, Inc.(j),(k)
Tranche B Term Loan
1-month Term SOFR + 5.250% 07/08/2030	8.894%	503,533	441,151
Technology 0.1%
Ascend Learning LLC(j),(k)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	6.644%	248,052	241,575
Total Senior Loans (Cost $738,848)			682,726

Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.767%(f),(l)	7,392,277	7,387,841
Total Money Market Funds (Cost $7,389,064)		7,387,841
Total Investments in Securities (Cost: $289,994,101)		290,412,021
Other Assets & Liabilities, Net		3,979,915
Net Assets		294,391,936
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund  | 2026
13

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2026, the total value of these securities amounted to $254,208,799, which represents 86.35% of total net assets.

(b)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(c)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2026.

(d)	Represents a security purchased on a when-issued basis.
(e)	Perpetual security with no specified maturity date.
(f)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short Duration High Yield ETF
	1,013,250	—	—	(3,000)	1,010,250	—	—	24,331	50,000
Columbia Short-Term Cash Fund, 3.767%
	4,429,708	39,490,684	(36,531,437)	(1,114)	7,387,841	—	(1,008)	81,560	7,392,277
Columbia US High Yield ETF
	3,649,176	1,627,199	—	(34,775)	5,241,600	—	—	133,258	260,000
Total	9,092,134			(38,889)	13,639,691	—	(1,008)	239,149

(g)	Principal and interest may not be guaranteed by a governmental entity.
(h)	Non-income producing investment.
(i)	Valuation based on significant unobservable inputs.
(j)
The stated interest rate represents the weighted average interest rate at June 30, 2026 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	Variable rate security. The interest rate shown was the current rate as of June 30, 2026.
(l)	The rate shown is the seven-day current annualized yield at June 30, 2026.
Abbreviation Legend
CVR	Contingent Value Rights
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Variable Portfolio – High Yield Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Fair value measurements   (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	275,322,614	—	275,322,614
Exchange-Traded Fixed Income Funds	6,251,850	—	—	6,251,850
Foreign Government Obligations	—	766,987	—	766,987
Rights
Communication Services	—	—	3	3
Total Rights	—	—	3	3
Senior Loans	—	682,726	—	682,726
Money Market Funds	7,387,841	—	—	7,387,841
Total Investments in Securities	13,639,691	276,772,327	3	290,412,021
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund  | 2026
15

Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $276,345,037)	$276,772,330
Affiliated issuers (cost $13,649,064)	13,639,691
Cash	17,938
Receivable for:
Investments sold	859,858
Investments sold on a delayed delivery basis	406,216
Capital shares sold	23,102
Dividends	21,808
Interest	4,874,037
Foreign tax reclaims	8,391
Expense reimbursement due from Investment Manager	1,074
Prepaid expenses	651
Total assets	296,625,096
Liabilities
Payable for:
Investments purchased	670,061
Investments purchased on a delayed delivery basis	1,140,495
Capital shares redeemed	182,390
Management services fees	5,307
Distribution and/or service fees	1,338
Service fees	29,773
Compensation of chief compliance officer	23
Compensation of board members	1,442
Other expenses	45,861
Deferred compensation of board members	156,470
Total liabilities	2,233,160
Net assets applicable to outstanding capital stock	$294,391,936
Represented by
Paid in capital	287,529,922
Total distributable earnings (loss)	6,862,014
Total - representing net assets applicable to outstanding capital stock	$294,391,936
Class 1
Net assets	$11,341,388
Shares outstanding	1,766,592
Net asset value per share	$6.42
Class 2
Net assets	$107,746,132
Shares outstanding	17,037,527
Net asset value per share	$6.32
Class 3
Net assets	$175,304,416
Shares outstanding	27,428,683
Net asset value per share	$6.39
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Variable Portfolio – High Yield Bond Fund  | 2026

Statement of Operations
Six Months Ended June 30, 2026 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$239,149
Interest	9,927,284
Foreign taxes withheld	(1,965)
Total income	10,164,468
Expenses:
Management services fees	954,230
Distribution and/or service fees
Class 2	130,625
Class 3	109,920
Service fees	110,740
Custodian fees	4,139
Printing and postage fees	11,558
Accounting services fees	21,658
Legal fees	9,143
Compensation of chief compliance officer	23
Compensation of board members	7,083
Deferred compensation of board members	25,517
Other	4,651
Total expenses	1,389,287
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(220,361)
Total net expenses	1,168,926
Net investment income	8,995,542
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	593,628
Investments — affiliated issuers	(1,008)
Net realized gain	592,620
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(4,126,501)
Investments — affiliated issuers	(38,889)
Foreign currency translations	1,675
Net change in unrealized appreciation (depreciation)	(4,163,715)
Net realized and unrealized loss	(3,571,095)
Net increase in net assets resulting from operations	$5,424,447
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund  | 2026
17

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment income	$8,995,542	$17,394,922
Net realized gain (loss)	592,620	(593,063)
Net change in unrealized appreciation (depreciation)	(4,163,715)	6,708,258
Net increase in net assets resulting from operations	5,424,447	23,510,117
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(442,799)
Class 2	—	(5,673,253)
Class 3	—	(10,809,703)
Total distributions to shareholders	—	(16,925,755)
Increase (decrease) in net assets from capital stock activity	(4,953,587)	7,083,063
Total increase in net assets	470,860	13,667,425
Net assets at beginning of period	293,921,076	280,253,651
Net assets at end of period	$294,391,936	$293,921,076

	Six Months Ended		Year Ended
	June 30, 2026 (Unaudited)		December 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	466,473	2,961,246	384,936	2,405,744
Distributions reinvested	—	—	72,590	442,799
Shares redeemed	(94,783)	(604,655)	(27,458)	(171,778)
Net increase	371,690	2,356,591	430,068	2,676,765
Class 2
Shares sold	1,448,114	9,068,351	2,598,290	16,009,346
Distributions reinvested	—	—	942,401	5,673,253
Shares redeemed	(1,186,418)	(7,429,177)	(1,582,821)	(9,773,478)
Net increase	261,696	1,639,174	1,957,870	11,909,121
Class 3
Shares sold	196,488	1,251,418	240,528	1,501,562
Distributions reinvested	—	—	1,777,911	10,809,703
Shares redeemed	(1,613,165)	(10,200,770)	(3,181,587)	(19,814,088)
Net decrease	(1,416,677)	(8,949,352)	(1,163,148)	(7,502,823)
Total net increase (decrease)	(783,291)	(4,953,587)	1,224,790	7,083,063
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Variable Portfolio – High Yield Bond Fund  | 2026
19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$6.30	0.20	(0.08)	0.12	—	—	—
Year Ended 12/31/2025	$6.16	0.39	0.14	0.53	(0.39)	—	(0.39)
Year Ended 12/31/2024	$6.11	0.38	0.04	0.42	(0.37)	—	(0.37)
Year Ended 12/31/2023	$5.76	0.35	0.33	0.68	(0.33)	—	(0.33)
Year Ended 12/31/2022	$6.85	0.31	(1.03)	(0.72)	(0.33)	(0.04)	(0.37)
Year Ended 12/31/2021	$6.87	0.31	0.03	0.34	(0.36)	—	(0.36)
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$6.21	0.19	(0.08)	0.11	—	—	—
Year Ended 12/31/2025	$6.08	0.37	0.13	0.50	(0.37)	—	(0.37)
Year Ended 12/31/2024	$6.03	0.36	0.05	0.41	(0.36)	—	(0.36)
Year Ended 12/31/2023	$5.69	0.33	0.33	0.66	(0.32)	—	(0.32)
Year Ended 12/31/2022	$6.77	0.29	(1.01)	(0.72)	(0.32)	(0.04)	(0.36)
Year Ended 12/31/2021	$6.79	0.29	0.03	0.32	(0.34)	—	(0.34)
Class 3
Six Months Ended 6/30/2026 (Unaudited)	$6.27	0.20	(0.08)	0.12	—	—	—
Year Ended 12/31/2025	$6.14	0.38	0.13	0.51	(0.38)	—	(0.38)
Year Ended 12/31/2024	$6.09	0.37	0.04	0.41	(0.36)	—	(0.36)
Year Ended 12/31/2023	$5.74	0.34	0.33	0.67	(0.32)	—	(0.32)
Year Ended 12/31/2022	$6.83	0.30	(1.02)	(0.72)	(0.33)	(0.04)	(0.37)
Year Ended 12/31/2021	$6.85	0.30	0.03	0.33	(0.35)	—	(0.35)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
20
Columbia Variable Portfolio – High Yield Bond Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$6.42	1.90%	0.79%	0.64%	6.38%	25%	$11,341
Year Ended 12/31/2025	$6.30	8.81%	0.79%	0.64%	6.27%	48%	$8,784
Year Ended 12/31/2024	$6.16	7.04%	0.79%	0.64%	6.17%	39%	$5,943
Year Ended 12/31/2023	$6.11	12.19%	0.78%	0.65%	5.98%	31%	$3,768
Year Ended 12/31/2022	$5.76	(10.54% )	0.78%	0.66%	5.21%	40%	$2,314
Year Ended 12/31/2021	$6.85	4.98%	0.77%	0.67%	4.52%	60%	$1,349
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$6.32	1.77%	1.04%	0.89%	6.12%	25%	$107,746
Year Ended 12/31/2025	$6.21	8.49%	1.03%	0.89%	6.01%	48%	$104,191
Year Ended 12/31/2024	$6.08	6.88%	1.04%	0.89%	5.91%	39%	$90,109
Year Ended 12/31/2023	$6.03	11.87%	1.03%	0.90%	5.73%	31%	$84,374
Year Ended 12/31/2022	$5.69	(10.78% )	1.02%	0.91%	4.87%	40%	$71,928
Year Ended 12/31/2021	$6.77	4.79%	1.02%	0.92%	4.28%	60%	$85,990
Class 3
Six Months Ended 6/30/2026 (Unaudited)	$6.39	1.91%	0.92%	0.76%	6.24%	25%	$175,304
Year Ended 12/31/2025	$6.27	8.54%	0.91%	0.76%	6.13%	48%	$180,946
Year Ended 12/31/2024	$6.14	6.95%	0.91%	0.76%	6.04%	39%	$184,201
Year Ended 12/31/2023	$6.09	12.08%	0.91%	0.77%	5.82%	31%	$191,318
Year Ended 12/31/2022	$5.74	(10.70% )	0.90%	0.79%	4.99%	40%	$191,313
Year Ended 12/31/2021	$6.83	4.86%	0.89%	0.80%	4.42%	60%	$243,649
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund  | 2026
21

Notes to Financial Statements
June 30, 2026 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – High Yield Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not
22
Columbia Variable Portfolio – High Yield Bond Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased on a delayed delivery basis. The Fund designates cash or liquid securities to cover these commitments.
Columbia Variable Portfolio – High Yield Bond Fund  | 2026
23

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Income and capital gain distributions from investments in underlying funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
24
Columbia Variable Portfolio – High Yield Bond Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2026 was 0.65% of the Fund’s average daily net assets.
Columbia Variable Portfolio – High Yield Bond Fund  | 2026
25

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
The Investment Manager has contractually agreed to implement a waiver with respect to Fund assets invested in funds that pay a management or advisory fee to the Investment Manager or its affiliate (underlying affiliated funds). Under this arrangement, the Investment Manager waives its net management fee (management fee less reimbursements/waivers) with respect to the Fund in an amount equal to the net management or advisory fee (fee less reimbursement/waivers) payable by an underlying affiliated fund on the assets invested by the Fund in the underlying affiliated fund.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2026 was 0.08% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
26
Columbia Variable Portfolio – High Yield Bond Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2027 (%)
Class 1	0.64
Class 2	0.89
Class 3	0.765
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
289,994,000	4,921,000	(4,503,000)	418,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(2,908,530)	(17,091,426)	(19,999,956)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Variable Portfolio – High Yield Bond Fund  | 2026
27

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $71,493,082 and $70,444,763, respectively, for the six months ended June 30, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2026.
28
Columbia Variable Portfolio – High Yield Bond Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At June 30, 2026, affiliated shareholders of record owned 88.7% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse
Columbia Variable Portfolio – High Yield Bond Fund  | 2026
29

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
30
Columbia Variable Portfolio – High Yield Bond Fund  | 2026

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – High Yield Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Columbia Variable Portfolio – High Yield Bond Fund  | 2026
31

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses
32
Columbia Variable Portfolio – High Yield Bond Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Variable Portfolio – High Yield Bond Fund  | 2026
33

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Columbia Variable Portfolio – High Yield Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
SAR7010_(08/26)

Columbia Variable Portfolio – Cornerstone Growth Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Cornerstone Growth Fund | 2026

Portfolio of Investments
June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.4%
Issuer	Shares	Value ($)
Communication Services 10.9%
Diversified Telecommunication Services 0.3%
Space Exploration Technologies Corp., Class A(a)	53,077	9,068,736
Entertainment 0.9%
TKO Group Holdings, Inc.	126,311	25,427,668
Interactive Media & Services 9.7%
Alphabet, Inc., Class A	438,478	156,698,883
Alphabet, Inc., Class C	41,458	14,648,355
Meta Platforms, Inc., Class A	178,404	100,493,189
Total		271,840,427
Total Communication Services		306,336,831
Consumer Discretionary 9.3%
Automobiles 1.1%
Tesla, Inc.(a)	70,842	29,796,145
Broadline Retail 2.5%
Amazon.com, Inc.(a)	296,567	70,683,779
Hotels, Restaurants & Leisure 4.1%
DraftKings, Inc., Class A(a)	841,689	21,261,064
Expedia Group, Inc.	117,056	29,952,289
Hilton Worldwide Holdings, Inc.	99,889	33,009,319
Royal Caribbean Cruises Ltd.	95,274	30,252,353
Total		114,475,025
Specialty Retail 1.6%
TJX Companies, Inc. (The)	293,748	44,502,822
Total Consumer Discretionary		259,457,771
Consumer Staples 2.3%
Consumer Staples Distribution & Retail 1.6%
Costco Wholesale Corp.	47,130	44,088,701
Household Products 0.7%
Colgate-Palmolive Co.	223,926	20,529,536
Total Consumer Staples		64,618,237
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 5.8%
Banks 2.4%
Bank of America Corp.	628,088	35,788,454
Citigroup, Inc.	212,643	29,761,514
Total		65,549,968
Capital Markets 0.7%
Goldman Sachs Group, Inc. (The)	20,403	20,634,982
Financial Services 2.7%
Visa, Inc., Class A	218,862	75,089,364
Total Financials		161,274,314
Health Care 9.6%
Biotechnology 3.2%
Argenx SE, ADR(a)	15,603	14,475,996
Insmed, Inc.(a)	248,579	26,503,493
Revolution Medicines, Inc.(a)	107,026	20,043,829
Vertex Pharmaceuticals, Inc.(a)	56,703	28,166,081
Total		89,189,399
Health Care Equipment & Supplies 0.7%
Intuitive Surgical, Inc.(a)	53,735	21,369,335
Health Care Providers & Services 0.8%
Guardant Health, Inc.(a)	155,793	23,373,624
Life Sciences Tools & Services 0.9%
Illumina, Inc.(a)	139,911	24,600,551
Pharmaceuticals 4.0%
Eli Lilly & Co.	92,652	111,129,588
Total Health Care		269,662,497
Industrials 10.8%
Aerospace & Defense 1.8%
Arxis, Inc.(a)	216,687	9,997,938
General Dynamics Corp.	58,130	20,591,971
Karman Holdings, Inc.(a)	372,190	18,579,725
Total		49,169,634
Commercial Services & Supplies 0.6%
Cintas Corp.	106,602	18,130,868
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Cornerstone Growth Fund  | 2026
3

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering 1.3%
MasTec, Inc.(a)	88,705	36,906,603
Electrical Equipment 4.6%
Bloom Energy Corp., Class A(a)	111,482	33,745,601
Eaton Corp. PLC	50,390	21,472,187
Generac Holdings, Inc.(a)	97,613	28,582,063
Vertiv Holdings Co.	130,527	43,703,050
Total		127,502,901
Ground Transportation 1.1%
Uber Technologies, Inc.(a)	409,608	29,557,313
Machinery 0.7%
Symbotic, Inc.(a)	458,274	20,599,416
Trading Companies & Distributors 0.7%
United Rentals, Inc.	17,857	20,230,017
Total Industrials		302,096,752
Information Technology 49.2%
Communications Equipment 1.6%
Arista Networks, Inc.(a)	272,955	46,369,595
Electronic Equipment, Instruments & Components 0.8%
Amphenol Corp., Class A	122,597	21,616,303
IT Services 0.9%
Snowflake, Inc., Class A(a)	95,551	24,317,730
Semiconductors & Semiconductor Equipment 25.0%
Advanced Micro Devices, Inc.(a)	143,358	83,278,096
Applied Materials, Inc.	82,595	59,716,185
Broadcom, Inc.	309,672	116,978,598
Micron Technology, Inc.	58,760	67,826,080
NVIDIA Corp.	1,859,277	372,022,735
Total		699,821,694
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 11.3%
CrowdStrike Holdings, Inc., Class A(a)	89,523	68,318,582
Microsoft Corp.	357,533	133,366,960
Palantir Technologies, Inc., Class A(a)	108,642	12,675,262
Palo Alto Networks, Inc.(a)	220,620	75,235,833
ServiceNow, Inc.(a)	254,533	25,270,036
Total		314,866,673
Technology Hardware, Storage & Peripherals 9.6%
Apple, Inc.	583,123	168,732,471
Sandisk Corp.(a)	23,597	53,653,207
Western Digital Corp.	71,067	45,391,914
Total		267,777,592
Total Information Technology		1,374,769,587
Real Estate 1.5%
Specialized REITs 1.5%
Equinix, Inc.	39,933	41,625,760
Total Real Estate		41,625,760
Total Common Stocks (Cost $1,598,975,535)		2,779,841,749

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.767%(b),(c)	13,609,889	13,601,723
Total Money Market Funds (Cost $13,603,084)		13,601,723
Total Investments in Securities (Cost: $1,612,578,619)		2,793,443,472
Other Assets & Liabilities, Net		2,395,452
Net Assets		2,795,838,924
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Variable Portfolio – Cornerstone Growth Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.767%
	11,714,637	122,053,825	(120,165,378)	(1,361)	13,601,723	(4,533)	363,555	13,609,889
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Cornerstone Growth Fund  | 2026
5

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	306,336,831	—	—	306,336,831
Consumer Discretionary	259,457,771	—	—	259,457,771
Consumer Staples	64,618,237	—	—	64,618,237
Financials	161,274,314	—	—	161,274,314
Health Care	269,662,497	—	—	269,662,497
Industrials	302,096,752	—	—	302,096,752
Information Technology	1,374,769,587	—	—	1,374,769,587
Real Estate	41,625,760	—	—	41,625,760
Total Common Stocks	2,779,841,749	—	—	2,779,841,749
Money Market Funds	13,601,723	—	—	13,601,723
Total Investments in Securities	2,793,443,472	—	—	2,793,443,472
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Variable Portfolio – Cornerstone Growth Fund  | 2026

Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,598,975,535)	$2,779,841,749
Affiliated issuers (cost $13,603,084)	13,601,723
Receivable for:
Investments sold	89,193,065
Capital shares sold	23,430
Dividends	180,055
Foreign tax reclaims	19,651
Prepaid expenses	1,715
Total assets	2,882,861,388
Liabilities
Payable for:
Investments purchased	85,054,321
Capital shares redeemed	1,416,456
Management services fees	51,081
Distribution and/or service fees	2,903
Service fees	78,075
Compensation of chief compliance officer	204
Compensation of board members	3,948
Other expenses	53,225
Deferred compensation of board members	362,251
Total liabilities	87,022,464
Net assets applicable to outstanding capital stock	$2,795,838,924
Represented by
Trust capital	$2,795,838,924
Total - representing net assets applicable to outstanding capital stock	$2,795,838,924
Class 1
Net assets	$2,203,767,127
Shares outstanding	36,395,399
Net asset value per share	$60.55
Class 2
Net assets	$264,497,737
Shares outstanding	4,548,624
Net asset value per share	$58.15
Class 3
Net assets	$327,574,060
Shares outstanding	5,514,925
Net asset value per share	$59.40
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Cornerstone Growth Fund  | 2026
7

Statement of Operations
Six Months Ended June 30, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$7,014,988
Dividends — affiliated issuers	363,555
Foreign taxes withheld	(16,935)
Total income	7,361,608
Expenses:
Management services fees	9,048,046
Distribution and/or service fees
Class 2	315,245
Class 3	195,994
Service fees	331,105
Custodian fees	10,060
Printing and postage fees	11,605
Accounting services fees	16,589
Legal fees	24,393
Compensation of chief compliance officer	207
Compensation of board members	19,326
Deferred compensation of board members	48,575
Other	19,097
Total expenses	10,040,242
Net investment loss	(2,678,634)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	328,374,068
Investments — affiliated issuers	(4,533)
Option contracts written	1,672,279
Net realized gain	330,041,814
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(150,361,204)
Investments — affiliated issuers	(1,361)
Net change in unrealized appreciation (depreciation)	(150,362,565)
Net realized and unrealized gain	179,679,249
Net increase in net assets resulting from operations	$177,000,615
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Variable Portfolio – Cornerstone Growth Fund  | 2026

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment loss	$(2,678,634)	$(6,318,983)
Net realized gain	330,041,814	419,972,493
Net change in unrealized appreciation (depreciation)	(150,362,565)	(8,362,910)
Net increase in net assets resulting from operations	177,000,615	405,290,600
Decrease in net assets from capital stock activity	(122,333,762)	(157,179,922)
Total increase in net assets	54,666,853	248,110,678
Net assets at beginning of period	2,741,172,071	2,493,061,393
Net assets at end of period	$2,795,838,924	$2,741,172,071

	Six Months Ended		Year Ended
	June 30, 2026 (Unaudited)		December 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	196,692	10,950,899	7,254,932	360,052,115
Shares redeemed	(1,746,022)	(105,428,886)	(8,944,958)	(464,671,162)
Net decrease	(1,549,330)	(94,477,987)	(1,690,026)	(104,619,047)
Class 2
Shares sold	231,488	12,257,379	432,386	20,292,415
Shares redeemed	(387,561)	(21,458,814)	(747,647)	(36,858,847)
Net decrease	(156,073)	(9,201,435)	(315,261)	(16,566,432)
Class 3
Shares sold	22,369	1,198,433	24,784	1,176,566
Shares redeemed	(355,618)	(19,852,773)	(736,768)	(37,171,009)
Net decrease	(333,249)	(18,654,340)	(711,984)	(35,994,443)
Total net decrease	(2,038,652)	(122,333,762)	(2,717,271)	(157,179,922)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Cornerstone Growth Fund  | 2026
9

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$56.86	(0.05)	3.74	3.69
Year Ended 12/31/2025	$48.96	(0.11)	8.01	7.90
Year Ended 12/31/2024	$37.28	(0.07)	11.75	11.68
Year Ended 12/31/2023	$26.04	0.04	11.20	11.24
Year Ended 12/31/2022	$37.95	0.04	(11.95)	(11.91)
Year Ended 12/31/2021	$29.48	0.01	8.46	8.47
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$54.67	(0.11)	3.59	3.48
Year Ended 12/31/2025	$47.19	(0.22)	7.70	7.48
Year Ended 12/31/2024	$36.02	(0.18)	11.35	11.17
Year Ended 12/31/2023	$25.23	(0.04)	10.83	10.79
Year Ended 12/31/2022	$36.85	(0.03)	(11.59)	(11.62)
Year Ended 12/31/2021	$28.71	(0.07)	8.21	8.14
Class 3
Six Months Ended 6/30/2026 (Unaudited)	$55.81	(0.08)	3.67	3.59
Year Ended 12/31/2025	$48.12	(0.17)	7.86	7.69
Year Ended 12/31/2024	$36.68	(0.13)	11.57	11.44
Year Ended 12/31/2023	$25.66	(0.00)	11.02	11.02
Year Ended 12/31/2022	$37.43	0.00	(11.77)	(11.77)
Year Ended 12/31/2021	$29.12	(0.03)	8.34	8.31

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Variable Portfolio – Cornerstone Growth Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$60.55	6.49%	0.71%	0.71%	(0.16% )	26%	$2,203,767
Year Ended 12/31/2025	$56.86	16.14%	0.71%	0.71%	(0.21% )	43%	$2,157,553
Year Ended 12/31/2024	$48.96	31.33%	0.72% (c)	0.71% (c)	(0.17% )	34%	$1,940,502
Year Ended 12/31/2023	$37.28	43.16%	0.72%	0.71%	0.12%	42%	$1,809,289
Year Ended 12/31/2022	$26.04	(31.38% )	0.72%	0.72%	0.15%	46%	$1,624,014
Year Ended 12/31/2021	$37.95	28.73%	0.71% (c)	0.71% (c)	0.03%	46%	$2,205,624
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$58.15	6.37%	0.96%	0.96%	(0.41% )	26%	$264,498
Year Ended 12/31/2025	$54.67	15.85%	0.96%	0.96%	(0.46% )	43%	$257,219
Year Ended 12/31/2024	$47.19	31.01%	0.97% (c)	0.96% (c)	(0.42% )	34%	$236,907
Year Ended 12/31/2023	$36.02	42.77%	0.97%	0.96%	(0.13% )	42%	$191,760
Year Ended 12/31/2022	$25.23	(31.53% )	0.97%	0.97%	(0.12% )	46%	$140,088
Year Ended 12/31/2021	$36.85	28.35%	0.96% (c)	0.96% (c)	(0.21% )	46%	$201,389
Class 3
Six Months Ended 6/30/2026 (Unaudited)	$59.40	6.43%	0.84%	0.84%	(0.29% )	26%	$327,574
Year Ended 12/31/2025	$55.81	15.98%	0.84%	0.84%	(0.33% )	43%	$326,400
Year Ended 12/31/2024	$48.12	31.19%	0.84% (c)	0.83% (c)	(0.29% )	34%	$315,652
Year Ended 12/31/2023	$36.68	42.95%	0.85%	0.83%	(0.00% )	42%	$264,004
Year Ended 12/31/2022	$25.66	(31.44% )	0.85%	0.85%	0.00%	46%	$198,985
Year Ended 12/31/2021	$37.43	28.54%	0.83% (c)	0.83% (c)	(0.09% )	46%	$327,799
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Cornerstone Growth Fund  | 2026
11

Notes to Financial Statements
June 30, 2026 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Cornerstone Growth Fund (formerly known as Columbia Variable Portfolio – Large Cap Growth Fund) (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Effective May 1, 2026, Columbia Variable Portfolio – Large Cap Growth Fund was renamed Columbia Variable Portfolio – Cornerstone Growth Fund.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
12
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Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the
Columbia Variable Portfolio – Cornerstone Growth Fund  | 2026
13

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund may use options that are written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends
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Columbia Variable Portfolio – Cornerstone Growth Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
At June 30, 2026, the Fund had no outstanding derivatives.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Option contracts written ($)
Equity risk	1,672,279
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2026:
Derivative instrument	Average value ($)
Option contracts written	(151,966)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Columbia Variable Portfolio – Cornerstone Growth Fund  | 2026
15

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
16
Columbia Variable Portfolio – Cornerstone Growth Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2026 was 0.68% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2026 was 0.02% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Columbia Variable Portfolio – Cornerstone Growth Fund  | 2026
17

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2026 through April 30, 2027 (%)	Voluntary expense cap May 1, 2026 through June 30, 2026 (%)	Contractual expense cap prior to May 1, 2026 (%)
Class 1	0.73	0.73	0.73
Class 2	0.98	0.98	0.98
Class 3	0.855	0.855	0.855
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $713,637,614 and $844,302,913, respectively, for the six months ended June 30, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
18
Columbia Variable Portfolio – Cornerstone Growth Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2026.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2026.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Columbia Variable Portfolio – Cornerstone Growth Fund  | 2026
19

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Shareholder concentration risk
At June 30, 2026, affiliated shareholders of record owned 92.6% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
20
Columbia Variable Portfolio – Cornerstone Growth Fund  | 2026

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Cornerstone Growth Fund (the Fund), formerly known as Columbia Variable Portfolio – Large Cap Growth Fund. Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
Columbia Variable Portfolio – Cornerstone Growth Fund  | 2026
21

Approval of Management Agreement (continued)
(Unaudited)
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers  and benchmarks, and (iii) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
22
Columbia Variable Portfolio – Cornerstone Growth Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
Columbia Variable Portfolio – Cornerstone Growth Fund  | 2026
23

Approval of Management Agreement (continued)
(Unaudited)
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
24
Columbia Variable Portfolio – Cornerstone Growth Fund  | 2026

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Columbia Variable Portfolio – Cornerstone Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
SAR7013_(08/26)

Columbia Variable Portfolio – Dividend Opportunity Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Dividend Opportunity Fund | 2026

Portfolio of Investments
June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 92.3%
Issuer	Shares	Value ($)
Communication Services 3.1%
Diversified Telecommunication Services 3.1%
AT&T, Inc.	561,600	11,625,120
Comcast Corp., Class A	295,900	7,264,345
Verizon Communications, Inc.	309,600	13,108,464
Total		31,997,929
Total Communication Services		31,997,929
Consumer Discretionary 6.2%
Automobiles 1.3%
Ford Motor Co.	923,100	12,831,090
Hotels, Restaurants & Leisure 1.9%
Darden Restaurants, Inc.	54,300	11,186,343
Starbucks Corp.	80,000	8,175,200
Total		19,361,543
Specialty Retail 3.0%
Best Buy Co., Inc.	133,400	10,122,392
Gap, Inc. (The)	487,800	9,112,104
Home Depot, Inc. (The)	32,900	11,603,172
Total		30,837,668
Total Consumer Discretionary		63,030,301
Consumer Staples 9.2%
Beverages 2.3%
Coca-Cola Co. (The)	122,600	9,963,702
PepsiCo, Inc.	96,700	13,093,180
Total		23,056,882
Consumer Staples Distribution & Retail 0.9%
Target Corp.	69,400	9,064,334
Food Products 1.9%
Bunge Global SA	84,000	8,965,320
Conagra Brands, Inc.	182,000	2,449,720
Tyson Foods, Inc., Class A	148,500	8,501,625
Total		19,916,665
Household Products 0.9%
Procter & Gamble Co. (The)	61,300	8,989,032
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 3.2%
Altria Group, Inc.	138,900	9,993,855
Philip Morris International, Inc.	123,100	22,270,021
Total		32,263,876
Total Consumer Staples		93,290,789
Energy 7.3%
Oil, Gas & Consumable Fuels 7.3%
Chevron Corp.	115,500	19,145,280
Exxon Mobil Corp.	230,400	31,500,288
Kinder Morgan, Inc.	395,000	12,628,150
Valero Energy Corp.	43,900	11,433,316
Total		74,707,034
Total Energy		74,707,034
Financials 18.7%
Banks 10.2%
Bank of America Corp.	331,000	18,860,380
Citigroup, Inc.	132,000	18,474,720
JPMorgan Chase & Co.	97,600	31,947,408
Truist Financial Corp.	162,000	8,070,840
U.S. Bancorp	235,700	14,236,280
Wells Fargo & Co.	145,800	12,048,912
Total		103,638,540
Capital Markets 4.9%
Blackstone, Inc.	60,900	7,166,103
CME Group, Inc.	38,800	8,568,204
Goldman Sachs Group, Inc. (The)	25,400	25,688,798
Invesco Ltd.	312,700	8,252,153
Total		49,675,258
Consumer Finance 0.5%
OneMain Holdings, Inc.	87,500	5,334,875
Insurance 2.5%
American Financial Group, Inc.	112,900	15,799,226
MetLife, Inc.	117,100	9,907,831
Total		25,707,057
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Dividend Opportunity Fund  | 2026
3

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITs) 0.6%
Starwood Property Trust, Inc.	338,100	5,538,078
Total Financials		189,893,808
Health Care 13.4%
Biotechnology 3.0%
AbbVie, Inc.	91,700	23,075,388
Amgen, Inc.	19,400	7,025,128
Total		30,100,516
Health Care Equipment & Supplies 1.0%
Medtronic PLC	129,200	10,107,316
Health Care Providers & Services 2.7%
CVS Health Corp.	159,800	16,531,310
UnitedHealth Group, Inc.	26,000	10,806,380
Total		27,337,690
Pharmaceuticals 6.7%
Bristol-Myers Squibb Co.	132,700	7,646,174
Johnson & Johnson	115,300	29,282,741
Merck & Co., Inc.	159,500	20,495,750
Pfizer, Inc.	449,400	10,821,552
Total		68,246,217
Total Health Care		135,791,739
Industrials 10.1%
Aerospace & Defense 1.9%
Lockheed Martin Corp.	23,700	12,074,202
RTX Corp.	36,000	6,830,280
Total		18,904,482
Air Freight & Logistics 1.4%
United Parcel Service, Inc., Class B	135,500	14,566,250
Building Products 0.4%
Johnson Controls International PLC	24,300	3,550,473
Ground Transportation 0.5%
Union Pacific Corp.	19,400	5,276,800
Industrial Conglomerates 0.9%
3M Co.	57,500	9,309,825
Machinery 2.4%
Common Stocks (continued)
Issuer	Shares	Value ($)
PACCAR, Inc.	71,600	8,600,592
Stanley Black & Decker, Inc.	173,200	16,301,584
Total		24,902,176
Passenger Airlines 0.8%
Southwest Airlines Co.	157,900	8,119,218
Trading Companies & Distributors 1.8%
MSC Industrial Direct Co., Inc., Class A	43,000	5,114,850
Watsco, Inc.	30,400	12,668,592
Total		17,783,442
Total Industrials		102,412,666
Information Technology 13.1%
Communications Equipment 3.4%
Cisco Systems, Inc.	293,100	34,427,526
Electronic Equipment, Instruments & Components 1.5%
Corning, Inc.	59,300	15,146,999
IT Services 2.1%
International Business Machines Corp.	78,000	21,934,380
Semiconductors & Semiconductor Equipment 3.9%
Broadcom, Inc.	22,800	8,612,700
Microchip Technology, Inc.	40,300	3,675,360
Skyworks Solutions, Inc.	163,300	11,071,740
Texas Instruments, Inc.	55,500	16,542,885
Total		39,902,685
Technology Hardware, Storage & Peripherals 2.2%
Hewlett Packard Enterprise Co.	189,100	8,530,301
Seagate Technology Holdings PLC	13,900	13,413,500
Total		21,943,801
Total Information Technology		133,355,391
Materials 3.2%
Chemicals 1.5%
Eastman Chemical Co.	132,700	8,888,246
Nutrien Ltd.	105,000	6,609,750
Total		15,497,996
Containers & Packaging 0.9%
International Paper Co.	253,000	9,639,300
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Variable Portfolio – Dividend Opportunity Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 0.8%
Anglogold Ashanti PLC	96,400	7,797,796
Total Materials		32,935,092
Real Estate 4.0%
Health Care REITs 0.4%
Welltower, Inc.	16,200	3,676,914
Residential REITs 1.1%
UDR, Inc.	280,800	11,209,536
Retail REITs 1.4%
Simon Property Group, Inc.	66,100	14,783,265
Specialized REITs 1.1%
Digital Realty Trust, Inc.	64,000	11,493,120
Total Real Estate		41,162,835
Utilities 4.0%
Electric Utilities 2.2%
American Electric Power Co., Inc.	46,800	6,402,708
NextEra Energy, Inc.	46,400	4,072,528
Southern Co. (The)	48,700	4,661,077
Xcel Energy, Inc.	86,700	6,962,010
Total		22,098,323
Gas Utilities 1.1%
UGI Corp.	323,200	11,163,328
Multi-Utilities 0.7%
DTE Energy Co.	49,100	7,481,367
Total Utilities		40,743,018
Total Common Stocks (Cost $653,957,032)		939,320,602

Convertible Bonds 0.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare REIT 0.7%
Welltower OP LLC(a)
07/15/2029	3.125%	4,038,000	7,238,115
Total Convertible Bonds (Cost $4,038,000)			7,238,115

Convertible Preferred Stocks 5.8%
Issuer		Shares	Value ($)
Communication Services 0.5%
Interactive Media & Services 0.5%
Alphabet, Inc.	6.250%	103,000	5,171,630
Total Communication Services			5,171,630
Financials 1.0%
Capital Markets 0.6%
Ares Management Corp.	6.750%	162,000	6,096,060
Financial Services 0.4%
Apollo Global Management, Inc.	6.750%	64,000	3,890,560
Total Financials			9,986,620
Industrials 0.4%
Aerospace & Defense 0.4%
Boeing Co. (The)	6.000%	59,950	4,063,411
Total Industrials			4,063,411
Information Technology 1.8%
Semiconductors & Semiconductor Equipment 0.6%
Microchip Technology, Inc.	7.500%	82,100	6,311,027
Technology Hardware, Storage & Peripherals 1.2%
Hewlett Packard Enterprise Co.	7.625%	101,210	11,755,434
Total Information Technology			18,066,461
Materials 0.5%
Chemicals 0.5%
Albemarle Corp.	7.250%	94,300	5,223,277
Total Materials			5,223,277
Utilities 1.6%
Electric Utilities 1.6%
NextEra Energy, Inc.	7.234%	102,000	5,134,680
PPL Corp.	7.000%	100,950	4,920,303
Southern Co. (The)	7.125%	136,198	6,814,838
Total			16,869,821
Total Utilities			16,869,821
Total Convertible Preferred Stocks (Cost $48,241,241)			59,381,220
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Dividend Opportunity Fund  | 2026
5

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.767%(b),(c)	9,946,827	9,940,859
Total Money Market Funds (Cost $9,942,455)		9,940,859
Total Investments in Securities (Cost: $716,178,728)		1,015,880,796
Other Assets & Liabilities, Net		1,610,052
Net Assets		1,017,490,848
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2026, the total value of these securities amounted to $7,238,115, which represents 0.71% of total net assets.

(b)	The rate shown is the seven-day current annualized yield at June 30, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.767%
	11,946,356	51,222,944	(53,226,843)	(1,598)	9,940,859	(597)	181,630	9,946,827
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Variable Portfolio – Dividend Opportunity Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Fair value measurements   (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	31,997,929	—	—	31,997,929
Consumer Discretionary	63,030,301	—	—	63,030,301
Consumer Staples	93,290,789	—	—	93,290,789
Energy	74,707,034	—	—	74,707,034
Financials	189,893,808	—	—	189,893,808
Health Care	135,791,739	—	—	135,791,739
Industrials	102,412,666	—	—	102,412,666
Information Technology	133,355,391	—	—	133,355,391
Materials	32,935,092	—	—	32,935,092
Real Estate	41,162,835	—	—	41,162,835
Utilities	40,743,018	—	—	40,743,018
Total Common Stocks	939,320,602	—	—	939,320,602
Convertible Bonds	—	7,238,115	—	7,238,115
Convertible Preferred Stocks
Communication Services	—	5,171,630	—	5,171,630
Financials	—	9,986,620	—	9,986,620
Industrials	—	4,063,411	—	4,063,411
Information Technology	—	18,066,461	—	18,066,461
Materials	—	5,223,277	—	5,223,277
Utilities	—	16,869,821	—	16,869,821
Total Convertible Preferred Stocks	—	59,381,220	—	59,381,220
Money Market Funds	9,940,859	—	—	9,940,859
Total Investments in Securities	949,261,461	66,619,335	—	1,015,880,796
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Dividend Opportunity Fund  | 2026
7

Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $706,236,273)	$1,005,939,937
Affiliated issuers (cost $9,942,455)	9,940,859
Receivable for:
Investments sold	1,199,176
Capital shares sold	69,749
Dividends	1,745,562
Interest	58,186
Foreign tax reclaims	35,578
Expense reimbursement due from Investment Manager	3,695
Prepaid expenses	1,077
Total assets	1,018,993,819
Liabilities
Payable for:
Capital shares redeemed	914,842
Management services fees	19,463
Distribution and/or service fees	3,858
Service fees	62,091
Compensation of chief compliance officer	75
Compensation of board members	2,138
Other expenses	25,176
Deferred compensation of board members	475,328
Total liabilities	1,502,971
Net assets applicable to outstanding capital stock	$1,017,490,848
Represented by
Trust capital	$1,017,490,848
Total - representing net assets applicable to outstanding capital stock	$1,017,490,848
Class 1
Net assets	$69,795,306
Shares outstanding	1,163,727
Net asset value per share	$59.98
Class 2
Net assets	$171,070,086
Shares outstanding	2,971,626
Net asset value per share	$57.57
Class 3
Net assets	$776,625,456
Shares outstanding	13,218,175
Net asset value per share	$58.75
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Variable Portfolio – Dividend Opportunity Fund  | 2026

Statement of Operations
Six Months Ended June 30, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$16,909,190
Dividends — affiliated issuers	181,630
Interest	67,826
Foreign taxes withheld	(35,763)
Total income	17,122,883
Expenses:
Management services fees	3,401,648
Distribution and/or service fees
Class 2	203,339
Class 3	468,919
Service fees	323,004
Custodian fees	4,281
Printing and postage fees	19,436
Accounting services fees	16,589
Legal fees	13,566
Compensation of chief compliance officer	78
Compensation of board members	10,595
Deferred compensation of board members	77,114
Other	39,566
Total expenses	4,578,135
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(659,967)
Total net expenses	3,918,168
Net investment income	13,204,715
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	43,228,489
Investments — affiliated issuers	(597)
Net realized gain	43,227,892
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	74,205,643
Investments — affiliated issuers	(1,598)
Net change in unrealized appreciation (depreciation)	74,204,045
Net realized and unrealized gain	117,431,937
Net increase in net assets resulting from operations	$130,636,652
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Dividend Opportunity Fund  | 2026
9

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment income	$13,204,715	$24,862,347
Net realized gain	43,227,892	44,615,153
Net change in unrealized appreciation (depreciation)	74,204,045	63,935,921
Net increase in net assets resulting from operations	130,636,652	133,413,421
Decrease in net assets from capital stock activity	(50,086,164)	(92,463,820)
Total increase in net assets	80,550,488	40,949,601
Net assets at beginning of period	936,940,360	895,990,759
Net assets at end of period	$1,017,490,848	$936,940,360

	Six Months Ended		Year Ended
	June 30, 2026 (Unaudited)		December 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	57,395	3,257,204	119,590	5,731,882
Shares redeemed	(68,864)	(3,902,149)	(127,762)	(6,136,344)
Net decrease	(11,469)	(644,945)	(8,172)	(404,462)
Class 2
Shares sold	80,571	4,388,569	267,040	12,306,392
Shares redeemed	(160,766)	(8,763,834)	(323,018)	(15,026,138)
Net decrease	(80,195)	(4,375,265)	(55,978)	(2,719,746)
Class 3
Shares sold	4,202	240,107	12,435	577,996
Shares redeemed	(815,388)	(45,306,061)	(1,885,104)	(89,917,608)
Net decrease	(811,186)	(45,065,954)	(1,872,669)	(89,339,612)
Total net decrease	(902,850)	(50,086,164)	(1,936,819)	(92,463,820)
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Variable Portfolio – Dividend Opportunity Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$52.46	0.80	6.72	7.52
Year Ended 12/31/2025	$45.29	1.38	5.79	7.17
Year Ended 12/31/2024	$39.24	1.23	4.82	6.05
Year Ended 12/31/2023	$37.34	1.20	0.70	1.90
Year Ended 12/31/2022	$37.76	1.15 (c)	(1.57)	(0.42)
Year Ended 12/31/2021	$29.93	0.97	6.86	7.83
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$50.42	0.70	6.45	7.15
Year Ended 12/31/2025	$43.63	1.22	5.57	6.79
Year Ended 12/31/2024	$37.90	1.09	4.64	5.73
Year Ended 12/31/2023	$36.15	1.07	0.68	1.75
Year Ended 12/31/2022	$36.66	1.03 (c)	(1.54)	(0.51)
Year Ended 12/31/2021	$29.12	0.89	6.65	7.54
Class 3
Six Months Ended 6/30/2026 (Unaudited)	$51.42	0.75	6.58	7.33
Year Ended 12/31/2025	$44.45	1.30	5.67	6.97
Year Ended 12/31/2024	$38.56	1.16	4.73	5.89
Year Ended 12/31/2023	$36.74	1.13	0.69	1.82
Year Ended 12/31/2022	$37.20	1.09 (c)	(1.55)	(0.46)
Year Ended 12/31/2021	$29.52	0.94	6.74	7.68

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Net investment income per share includes European Union tax reclaims. The effect of these reclaims amounted to $0.01 per share.
(d)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Variable Portfolio – Dividend Opportunity Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$59.98	14.33%	0.80%	0.66%	2.84%	15%	$69,795
Year Ended 12/31/2025	$52.46	15.83%	0.79%	0.67%	2.87%	30%	$61,650
Year Ended 12/31/2024	$45.29	15.42%	0.79%	0.68%	2.86%	33%	$53,591
Year Ended 12/31/2023	$39.24	5.09%	0.79%	0.67%	3.25%	45%	$48,631
Year Ended 12/31/2022	$37.34	(1.11% )	0.78% (d)	0.67% (d)	3.12%	44%	$47,618
Year Ended 12/31/2021	$37.76	26.16%	0.76% (d)	0.71% (d)	2.92%	38%	$51,329
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$57.57	14.18%	1.05%	0.91%	2.59%	15%	$171,070
Year Ended 12/31/2025	$50.42	15.56%	1.04%	0.92%	2.62%	30%	$153,859
Year Ended 12/31/2024	$43.63	15.12%	1.04%	0.93%	2.60%	33%	$135,597
Year Ended 12/31/2023	$37.90	4.84%	1.04%	0.92%	3.00%	45%	$123,614
Year Ended 12/31/2022	$36.15	(1.39% )	1.03% (d)	0.92% (d)	2.90%	44%	$123,529
Year Ended 12/31/2021	$36.66	25.89%	1.04% (d)	0.94% (d)	2.66%	38%	$102,724
Class 3
Six Months Ended 6/30/2026 (Unaudited)	$58.75	14.26%	0.92%	0.79%	2.71%	15%	$776,625
Year Ended 12/31/2025	$51.42	15.68%	0.91%	0.80%	2.74%	30%	$721,431
Year Ended 12/31/2024	$44.45	15.28%	0.91%	0.80%	2.73%	33%	$706,804
Year Ended 12/31/2023	$38.56	4.95%	0.91%	0.80%	3.12%	45%	$696,452
Year Ended 12/31/2022	$36.74	(1.24% )	0.90% (d)	0.79% (d)	3.00%	44%	$740,830
Year Ended 12/31/2021	$37.20	26.02%	0.92% (d)	0.82% (d)	2.78%	38%	$803,825
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Dividend Opportunity Fund  | 2026
13

Notes to Financial Statements
June 30, 2026 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Dividend Opportunity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not
14
Columbia Variable Portfolio – Dividend Opportunity Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions
Columbia Variable Portfolio – Dividend Opportunity Fund  | 2026
15

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
16
Columbia Variable Portfolio – Dividend Opportunity Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.52% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2026 was 0.69% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2026 was 0.07% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Columbia Variable Portfolio – Dividend Opportunity Fund  | 2026
17

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2026 through April 30, 2027 (%)	Prior to May 1, 2026 (%)
Class 1	0.65	0.67
Class 2	0.90	0.92
Class 3	0.775	0.795
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $148,533,074 and $184,089,036, respectively, for the six months ended June 30, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
18
Columbia Variable Portfolio – Dividend Opportunity Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2026.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2026.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At June 30, 2026, affiliated shareholders of record owned 94.2% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Columbia Variable Portfolio – Dividend Opportunity Fund  | 2026
19

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
20
Columbia Variable Portfolio – Dividend Opportunity Fund  | 2026

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Dividend Opportunity Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Columbia Variable Portfolio – Dividend Opportunity Fund  | 2026
21

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
22
Columbia Variable Portfolio – Dividend Opportunity Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
Columbia Variable Portfolio – Dividend Opportunity Fund  | 2026
23

Approval of Management Agreement (continued)
(Unaudited)
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
24
Columbia Variable Portfolio – Dividend Opportunity Fund  | 2026

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Columbia Variable Portfolio – Dividend Opportunity Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
SAR7005_(08/26)

Columbia Variable Portfolio – Large Cap Index Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Large Cap Index Fund | 2026

Portfolio of Investments
June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.7%
Issuer	Shares	Value ($)
Communication Services 9.6%
Diversified Telecommunication Services 0.6%
AT&T, Inc.	280,184	5,799,809
Comcast Corp., Class A	143,665	3,526,976
Verizon Communications, Inc.	168,374	7,128,955
Total		16,455,740
Entertainment 1.0%
Electronic Arts, Inc.	9,082	1,862,173
Live Nation Entertainment, Inc.(a)	6,381	1,168,425
Netflix, Inc.(a)	169,795	12,123,363
Take-Two Interactive Software, Inc.(a)	7,019	1,754,610
TKO Group Holdings, Inc.	2,539	511,126
Walt Disney Co. (The)	70,023	6,739,714
Warner Bros Discovery, Inc.(a)	99,938	2,664,347
Total		26,823,758
Interactive Media & Services 7.7%
Alphabet, Inc., Class A	236,446	84,498,707
Alphabet, Inc., Class C	190,587	67,340,105
Meta Platforms, Inc., Class A	88,553	49,881,019
Total		201,719,831
Media 0.2%
Charter Communications, Inc., Class A(a)	3,372	479,532
EchoStar Corp., Class A(a)	5,495	557,743
Fox Corp., Class A	8,044	419,575
Fox Corp., Class B	5,607	262,632
News Corp., Class A	14,714	365,349
News Corp., Class B	4,858	136,316
Omnicom Group, Inc.	11,493	837,035
Paramount Skydance Corp., Class B	12,719	125,409
Trade Desk, Inc. (The), Class A(a)	17,218	311,301
Total		3,494,892
Wireless Telecommunication Services 0.1%
T-Mobile US, Inc.	18,765	3,147,453
Total Communication Services		251,641,674
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 9.2%
Automobile Components 0.0%
Aptiv PLC(a)	8,533	523,756
Automobiles 2.0%
Ford Motor Co.	157,821	2,193,712
General Motors Co.	36,359	2,802,552
Tesla, Inc.(a)	113,524	47,748,194
Total		52,744,458
Broadline Retail 3.7%
Amazon.com, Inc.(a)	394,728	94,079,471
eBay, Inc.	17,904	2,000,772
Total		96,080,243
Distributors 0.0%
Genuine Parts Co.	5,550	654,789
Hotels, Restaurants & Leisure 1.6%
Airbnb, Inc., Class A(a)	16,853	2,411,664
Booking Holdings, Inc.	31,246	5,569,287
Carnival Corp., Ltd.	51,874	1,482,040
Chipotle Mexican Grill, Inc.(a)	51,725	1,758,650
Darden Restaurants, Inc.	4,618	951,354
Domino’s Pizza, Inc.	1,234	365,313
DoorDash, Inc., Class A(a)	15,260	2,815,928
Expedia Group, Inc.	4,617	1,181,398
Hilton Worldwide Holdings, Inc.	9,180	3,033,623
Las Vegas Sands Corp.	12,023	555,342
Marriott International, Inc., Class A	8,825	3,270,457
McDonald’s Corp.	28,650	7,744,382
MGM Resorts International(a)	7,738	369,954
Norwegian Cruise Line Holdings Ltd.(a)	18,513	390,809
Royal Caribbean Cruises Ltd.	10,058	3,193,717
Starbucks Corp.	45,957	4,696,346
Wynn Resorts Ltd.	3,382	328,358
Yum! Brands, Inc.	11,114	1,776,684
Total		41,895,306
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund  | 2026
3

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.2%
D.R. Horton, Inc.	10,635	1,732,229
Garmin Ltd.	6,610	1,570,139
Lennar Corp., Class A	8,679	785,363
NVR, Inc.(a)	109	742,661
PulteGroup, Inc.	7,681	1,053,910
Total		5,884,302
Leisure Products 0.0%
Hasbro, Inc.	5,420	447,638
Specialty Retail 1.5%
AutoZone, Inc.(a)	664	2,122,104
Best Buy Co., Inc.	7,901	599,528
Carvana Co.(a)	28,883	1,901,079
Home Depot, Inc. (The)	40,164	14,165,040
Lowe’s Companies, Inc.	22,584	4,979,546
O’Reilly Automotive, Inc.(a)	33,417	3,077,372
Ross Stores, Inc.	12,990	2,764,921
TJX Companies, Inc. (The)	44,591	6,755,536
Tractor Supply Co.	21,148	668,488
Ulta Beauty, Inc.(a)	1,757	792,372
Williams-Sonoma, Inc.	4,748	1,106,759
Total		38,932,745
Textiles, Apparel & Luxury Goods 0.2%
Deckers Outdoor Corp.(a)	5,724	568,336
lululemon athletica, Inc.(a)	4,223	482,182
NIKE, Inc., Class B	48,368	1,985,507
Ralph Lauren Corp.	1,559	625,798
Tapestry, Inc.	8,147	1,192,558
Total		4,854,381
Total Consumer Discretionary		242,017,618
Consumer Staples 4.5%
Beverages 1.0%
Brown-Forman Corp., Class B	6,789	180,927
Coca-Cola Co. (The)	156,143	12,689,742
Constellation Brands, Inc., Class A	5,624	782,242
Keurig Dr. Pepper, Inc.	54,863	1,795,666
Molson Coors Beverage Co., Class B	6,469	252,032
Common Stocks (continued)
Issuer	Shares	Value ($)
Monster Beverage Corp.(a)	28,789	2,767,199
PepsiCo, Inc.	55,113	7,462,300
Total		25,930,108
Consumer Staples Distribution & Retail 1.7%
Casey’s General Stores, Inc.	1,490	1,184,237
Costco Wholesale Corp.	17,890	16,735,558
Dollar General Corp.	8,880	1,022,177
Dollar Tree, Inc.(a)	7,302	883,177
Kroger Co. (The)	22,873	1,270,138
Sysco Corp.	19,282	1,611,590
Target Corp.	18,314	2,391,991
Walmart, Inc.	176,781	20,022,216
Total		45,121,084
Food Products 0.4%
Archer-Daniels-Midland Co.	19,434	1,484,757
Bunge Global SA	5,476	584,453
General Mills, Inc.	21,520	748,896
Hershey Co. (The)	5,977	1,048,665
Hormel Foods Corp.	11,760	291,883
JM Smucker Co. (The)	4,300	483,750
Kraft Heinz Co. (The)	34,427	813,166
McCormick & Co., Inc.	10,242	516,402
Mondelez International, Inc., Class A	51,762	2,993,914
Tyson Foods, Inc., Class A	11,376	651,276
Total		9,617,162
Household Products 0.7%
Church & Dwight Co., Inc.	9,554	925,591
Clorox Co. (The)	4,876	465,365
Colgate-Palmolive Co.	32,267	2,958,239
Kimberly-Clark Corp.	13,385	1,469,271
Procter & Gamble Co. (The)	93,898	13,769,203
Total		19,587,669
Personal Care Products 0.1%
Estee Lauder Companies, Inc. (The), Class A	9,972	787,289
Kenvue, Inc.	77,422	1,479,535
Total		2,266,824
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Variable Portfolio – Large Cap Index Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 0.6%
Altria Group, Inc.	67,336	4,844,825
Philip Morris International, Inc.	62,847	11,369,651
Total		16,214,476
Total Consumer Staples		118,737,323
Energy 2.9%
Energy Equipment & Services 0.2%
Baker Hughes Co.	40,004	2,220,222
Halliburton Co.	33,686	1,143,640
SLB Ltd.	60,287	2,802,742
Total		6,166,604
Oil, Gas & Consumable Fuels 2.7%
APA Corp.	14,253	464,220
Chevron Corp.	75,490	12,513,222
ConocoPhillips Co.	49,126	5,107,139
Devon Energy Corp.	46,491	1,921,008
Diamondback Energy, Inc.	7,827	1,375,830
EOG Resources, Inc.	21,478	2,786,341
EQT Corp.	25,222	1,341,054
Expand Energy Corp.	9,647	879,710
Exxon Mobil Corp.	167,140	22,851,381
Kinder Morgan, Inc.	78,948	2,523,968
Marathon Petroleum Corp.	11,772	3,009,747
Occidental Petroleum Corp.	29,278	1,422,033
ONEOK, Inc.	25,405	2,208,711
Phillips 66	16,167	2,733,031
Targa Resources Corp.	8,655	2,320,752
Texas Pacific Land Corp.	2,336	1,022,327
Valero Energy Corp.	11,973	3,118,248
Williams Companies, Inc. (The)	49,316	3,666,151
Total		71,264,873
Total Energy		77,431,477
Financials 11.6%
Banks 3.3%
Bank of America Corp.	263,269	15,001,067
Citigroup, Inc.	68,775	9,625,749
Citizens Financial Group, Inc.	17,052	1,194,834
Fifth Third Bancorp	36,546	2,060,098
Common Stocks (continued)
Issuer	Shares	Value ($)
Huntington Bancshares, Inc.	81,742	1,449,286
JPMorgan Chase & Co.	108,048	35,367,352
KeyCorp	37,162	856,584
M&T Bank Corp.	5,905	1,405,449
PNC Financial Services Group, Inc. (The)	16,193	3,987,040
Regions Financial Corp.	34,412	1,039,242
Truist Financial Corp.	50,239	2,502,907
U.S. Bancorp	62,595	3,780,738
Wells Fargo & Co.	123,398	10,197,611
Total		88,467,957
Capital Markets 2.9%
Ameriprise Financial, Inc.(b)	3,625	1,663,005
Ares Management Corp., Class A	8,505	946,692
Bank of New York Mellon Corp. (The)	27,677	4,002,371
Blackrock, Inc.	5,821	5,597,241
Blackstone, Inc.	29,956	3,524,923
Cboe Global Markets, Inc.	4,220	1,024,067
Charles Schwab Corp. (The)	65,921	6,082,531
CME Group, Inc.	14,612	3,226,768
Coinbase Global, Inc., Class A(a)	8,969	1,311,178
FactSet Research Systems, Inc.	1,469	337,988
Franklin Resources, Inc.	12,363	411,317
Goldman Sachs Group, Inc. (The)	11,896	12,031,257
Interactive Brokers Group, Inc., Class A	17,964	1,563,587
Intercontinental Exchange, Inc.	22,804	2,807,400
Invesco Ltd.	17,875	471,721
KKR & Co., Inc., Class A	27,878	2,558,643
Moody’s Corp.	6,058	2,743,789
Morgan Stanley	48,338	10,104,575
MSCI, Inc.	2,936	1,644,277
Nasdaq, Inc.	18,016	1,420,021
Northern Trust Corp.	7,462	1,297,194
Raymond James Financial, Inc.	6,994	1,063,298
Robinhood Markets, Inc., Class A(a)	31,904	3,199,333
S&P Global, Inc.	12,226	4,979,161
State Street Corp.	11,160	1,892,736
T. Rowe Price Group, Inc.	8,640	982,282
Total		76,887,355
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund  | 2026
5

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 0.5%
American Express Co.	21,461	7,259,183
Capital One Financial Corp.	25,093	5,034,158
Synchrony Financial	13,564	1,031,542
Total		13,324,883
Financial Services 3.3%
Apollo Global Management, Inc.	18,598	2,200,329
Berkshire Hathaway, Inc., Class B(a)	73,927	36,992,331
Block, Inc., Class A(a)	21,581	1,640,156
Corpay, Inc.(a)	2,636	878,500
Fidelity National Information Services, Inc.	20,843	810,376
Fiserv, Inc.(a)	21,503	1,054,722
Global Payments, Inc.	9,376	680,323
Jack Henry & Associates, Inc.	2,865	394,625
MasterCard, Inc., Class A	32,536	16,710,490
PayPal Holdings, Inc.	35,570	1,535,913
Visa, Inc., Class A	66,926	22,961,641
Total		85,859,406
Insurance 1.6%
Aflac, Inc.	18,472	2,165,842
Allstate Corp. (The)	10,380	2,469,817
American International Group, Inc.	21,380	1,593,452
Aon PLC, Class A	8,612	2,856,514
Arch Capital Group Ltd.(a)	14,032	1,361,946
Arthur J Gallagher & Co.	10,359	2,378,116
Assurant, Inc.	1,998	536,523
Brown & Brown, Inc.	11,754	754,019
Chubb Ltd.	14,545	4,956,063
Cincinnati Financial Corp.	6,238	1,154,903
Erie Indemnity Co., Class A	1,024	245,504
Everest Group Ltd.	1,596	570,139
Globe Life, Inc.	3,131	559,447
Hartford Insurance Group, Inc. (The)	11,054	1,464,876
Loews Corp.	6,804	770,281
Marsh & McLennan Companies, Inc.	19,428	3,238,065
MetLife, Inc.	21,794	1,843,990
Principal Financial Group, Inc.	7,926	854,264
Progressive Corp. (The)	23,563	5,147,338
Common Stocks (continued)
Issuer	Shares	Value ($)
Prudential Financial, Inc.	13,992	1,510,157
Travelers Companies, Inc. (The)	8,575	2,830,779
Willis Towers Watson PLC	3,809	995,558
WR Berkley Corp.	11,859	836,415
Total		41,094,008
Total Financials		305,633,609
Health Care 8.8%
Biotechnology 1.6%
AbbVie, Inc.	71,244	17,927,840
Amgen, Inc.	21,763	7,880,818
Biogen, Inc.(a)	5,953	1,286,205
Gilead Sciences, Inc.	50,065	6,325,212
Incyte Corp.(a)	6,767	767,107
Moderna, Inc.(a)	14,240	997,227
Regeneron Pharmaceuticals, Inc.	4,029	2,512,243
Vertex Pharmaceuticals, Inc.(a)	10,234	5,083,535
Total		42,780,187
Health Care Equipment & Supplies 1.4%
Abbott Laboratories	70,236	6,373,215
Align Technology, Inc.(a)	2,686	453,021
Baxter International, Inc.	20,826	444,010
Becton Dickinson & Co.	11,111	1,681,428
Boston Scientific Corp.(a)	59,935	2,558,026
Cooper Cos, Inc. (The)(a)	7,868	564,214
DexCom, Inc.(a)	15,560	1,047,966
Edwards Lifesciences Corp.(a)	23,218	2,100,300
GE HealthCare Technologies, Inc.	18,343	1,174,136
IDEXX Laboratories, Inc.(a)	3,181	1,674,606
Insulet Corp.(a)	2,793	425,234
Intuitive Surgical, Inc.(a)	14,281	5,679,268
Medtronic PLC	51,771	4,050,045
ResMed, Inc.	5,849	1,139,853
Solventum Corp.(a)	5,936	457,962
STERIS PLC	3,955	832,804
Stryker Corp.	13,913	4,380,369
Zimmer Biomet Holdings, Inc.	7,801	671,588
Total		35,708,045
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Variable Portfolio – Large Cap Index Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 1.7%
Cardinal Health, Inc.	9,444	2,243,517
Cencora, Inc.	7,845	2,219,978
Centene Corp.(a)	18,916	1,214,218
Cigna Group (The)	10,668	2,940,954
CVS Health Corp.	51,450	5,322,502
DaVita, Inc.(a)	1,294	287,889
Elevance Health, Inc.	8,757	3,386,595
HCA Healthcare, Inc.	6,262	2,441,491
Henry Schein, Inc.(a)	3,905	326,146
Humana, Inc.	4,841	1,922,942
Labcorp Holdings, Inc.	3,307	925,960
McKesson Corp.	4,847	3,662,393
Quest Diagnostics, Inc.	4,464	946,145
UnitedHealth Group, Inc.	36,620	15,220,371
Universal Health Services, Inc., Class B	2,149	319,535
Total		43,380,636
Health Care Technology 0.0%
Veeva Systems Inc., Class A(a)	6,054	1,074,403
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	11,396	1,513,731
Bio-Techne Corp.	6,313	446,013
Charles River Laboratories International, Inc.(a)	1,942	440,426
Danaher Corp.	25,401	4,838,382
IQVIA Holdings, Inc.(a)	6,730	1,300,371
Mettler-Toledo International, Inc.(a)	815	1,041,171
Revvity, Inc.	4,499	500,559
Thermo Fisher Scientific, Inc.	14,985	7,512,880
Waters Corp.(a)	3,959	1,484,783
West Pharmaceutical Services, Inc.	2,849	1,022,791
Total		20,101,107
Pharmaceuticals 3.3%
Bristol-Myers Squibb Co.	82,344	4,744,661
Eli Lilly & Co.	31,899	38,260,618
Johnson & Johnson	97,068	24,652,360
Merck & Co., Inc.	99,594	12,797,829
Pfizer, Inc.	229,823	5,534,138
Common Stocks (continued)
Issuer	Shares	Value ($)
Viatris, Inc.	46,959	745,709
Zoetis, Inc.	16,905	1,214,793
Total		87,950,108
Total Health Care		230,994,486
Industrials 8.8%
Aerospace & Defense 2.2%
Axon Enterprise, Inc.(a)	3,250	1,821,983
Boeing Co. (The)(a)	31,787	6,880,932
General Dynamics Corp.	10,235	3,625,646
General Electric Co.	42,071	15,723,195
Honeywell Aerospace, Inc.(a)	12,775	2,824,408
Howmet Aerospace, Inc.	16,134	4,337,787
Huntington Ingalls Industries, Inc.	1,589	444,745
L3Harris Technologies, Inc.	7,512	2,182,912
Lockheed Martin Corp.	8,182	4,168,402
Northrop Grumman Corp.	5,384	2,742,125
RTX Corp.	54,303	10,302,908
Textron, Inc.	7,012	643,211
TransDigm Group, Inc.	2,255	3,003,750
Total		58,702,004
Air Freight & Logistics 0.3%
CH Robinson Worldwide, Inc.	4,753	895,180
Expeditors International of Washington, Inc.	5,274	859,557
FedEx Corp.	8,852	2,771,827
United Parcel Service, Inc., Class B	30,105	3,236,287
Total		7,762,851
Building Products 0.5%
Allegion PLC	3,465	486,798
AO Smith Corp.	4,515	283,181
Builders FirstSource, Inc.(a)	4,337	388,075
Carrier Global Corp.	31,483	2,309,278
Johnson Controls International PLC	24,602	3,594,598
Lennox International, Inc.	1,277	731,657
Masco Corp.	8,135	661,945
Trane Technologies PLC	8,914	4,378,200
Total		12,833,732
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund  | 2026
7

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 0.4%
Cintas Corp.	13,713	2,332,307
Copart, Inc.(a)	35,737	1,007,426
Republic Services, Inc.	8,064	1,718,277
Rollins, Inc.	11,843	494,327
Veralto Corp.	9,903	878,198
Waste Management, Inc.	14,898	3,320,466
Total		9,751,001
Construction & Engineering 0.3%
Comfort Systems U.S.A., Inc.	1,417	2,808,423
EMCOR Group, Inc.	1,792	1,487,145
Quanta Services, Inc.	6,051	4,356,962
Total		8,652,530
Electrical Equipment 1.3%
AMETEK, Inc.	9,242	2,236,009
Eaton Corp. PLC	15,658	6,672,187
Emerson Electric Co.	22,585	3,233,043
GE Vernova, Inc.	10,836	12,730,783
Generac Holdings, Inc.(a)	2,374	695,131
Hubbell, Inc.	2,131	1,114,939
Rockwell Automation, Inc.	4,487	2,221,424
Vertiv Holdings Co.	15,489	5,186,027
Total		34,089,543
Ground Transportation 0.8%
CSX Corp.	74,927	3,561,280
FedEx Freight Holding Co., Inc.(a)	4,383	661,833
JB Hunt Transport Services, Inc.	3,004	869,448
Norfolk Southern Corp.	9,056	2,848,927
Old Dominion Freight Line, Inc.	7,380	1,598,508
Uber Technologies, Inc.(a)	82,083	5,923,109
Union Pacific Corp.	23,941	6,511,952
Total		21,975,057
Industrial Conglomerates 0.2%
3M Co.	21,032	3,405,291
Honeywell International, Inc.	12,776	2,860,435
Total		6,265,726
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 2.0%
Caterpillar, Inc.	18,573	19,778,388
Cummins, Inc.	5,564	3,968,300
Deere & Co.	10,129	6,425,129
Dover Corp.	5,430	1,217,840
Fortive Corp.	12,293	750,979
IDEX Corp.	2,985	677,446
Illinois Tool Works, Inc.	10,557	2,855,352
Ingersoll Rand, Inc.	14,360	1,177,376
Nordson Corp.	2,137	644,712
Otis Worldwide Corp.	15,473	1,107,867
PACCAR, Inc.	21,222	2,549,187
Parker-Hannifin Corp.	5,084	4,972,762
Pentair PLC	6,517	499,593
Snap-On, Inc.	2,089	840,614
Stanley Black & Decker, Inc.	6,269	590,038
Westinghouse Air Brake Technologies Corp.	6,842	1,844,603
Xylem, Inc.	9,585	1,133,043
Total		51,033,229
Passenger Airlines 0.2%
Delta Air Lines, Inc.	26,349	2,467,847
Southwest Airlines Co.	19,709	1,013,437
United Airlines Holdings, Inc.(a)	13,088	1,779,837
Total		5,261,121
Professional Services 0.3%
Automatic Data Processing, Inc.	16,119	3,609,850
Broadridge Financial Solutions, Inc.	4,664	638,735
Equifax, Inc.	4,801	762,014
Jacobs Solutions, Inc.	4,761	599,886
Leidos Holdings, Inc.	5,072	522,264
Paychex, Inc.	13,003	1,278,585
Verisk Analytics, Inc.	5,283	948,457
Total		8,359,791
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Variable Portfolio – Large Cap Index Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.3%
Fastenal Co.	46,293	2,223,453
United Rentals, Inc.	2,526	2,861,680
W.W. Grainger, Inc.	1,752	2,383,421
Total		7,468,554
Total Industrials		232,155,139
Information Technology 37.5%
Communications Equipment 1.3%
Arista Networks, Inc.(a)	41,636	7,073,124
Ciena Corp.(a)	5,702	2,797,173
Cisco Systems, Inc.	159,275	18,708,442
F5, Inc.(a)	2,275	946,309
Lumentum Holdings, Inc.(a)	3,137	2,691,734
Motorola Solutions, Inc.	6,694	2,779,951
Total		34,996,733
Electronic Equipment, Instruments & Components 1.2%
Amphenol Corp., Class A	49,608	8,746,882
CDW Corp.	5,151	724,437
Coherent Corp.(a)	7,889	3,111,974
Corning, Inc.	31,581	8,066,735
Flex Ltd.(a)	14,826	2,402,850
Jabil, Inc.	4,254	1,639,832
Keysight Technologies, Inc.(a)	6,916	2,421,084
TE Connectivity PLC	11,770	2,372,950
Teledyne Technologies, Inc.(a)	1,868	1,245,769
Zebra Technologies Corp., Class A(a)	1,921	505,722
Total		31,238,235
IT Services 0.6%
Accenture PLC, Class A	24,756	3,080,636
Akamai Technologies, Inc.(a)	5,862	692,947
Cognizant Technology Solutions Corp., Class A	19,108	740,053
Gartner, Inc.(a)	2,700	349,974
GoDaddy, Inc., Class A(a)	5,339	453,174
International Business Machines Corp.	37,900	10,657,859
VeriSign, Inc.	3,303	830,903
Total		16,805,546
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 18.9%
Advanced Micro Devices, Inc.(a)	65,752	38,195,994
Analog Devices, Inc.	19,686	7,818,689
Applied Materials, Inc.	32,001	23,136,723
Broadcom, Inc.	190,920	72,120,030
First Solar, Inc.(a)	4,333	1,022,415
Intel Corp.(a)	190,507	26,600,492
KLA Corp.	52,674	15,892,272
Lam Research Corp.	50,428	21,851,965
Marvell Technology, Inc.	35,306	10,517,304
Microchip Technology, Inc.	21,821	1,990,075
Micron Technology, Inc.	45,475	52,491,338
Monolithic Power Systems, Inc.	1,981	2,738,455
NVIDIA Corp.	976,664	195,420,700
NXP Semiconductors NV	10,181	2,861,166
ON Semiconductor Corp.(a)	15,803	1,494,016
Qnity Electronics, Inc.	8,441	1,378,500
QUALCOMM, Inc.	42,501	7,853,760
Skyworks Solutions, Inc.	6,065	411,207
Teradyne, Inc.	6,312	3,053,998
Texas Instruments, Inc.	36,698	10,938,573
Total		497,787,672
Software 7.4%
Adobe, Inc.(a)	16,299	3,341,621
AppLovin Corp.(a)	10,849	5,589,730
Autodesk, Inc.(a)	8,514	1,655,292
Cadence Design Systems, Inc.(a)	11,122	4,174,309
CrowdStrike Holdings, Inc., Class A(a)	10,264	7,832,869
Datadog, Inc., Class A(a)	13,340	3,473,202
Fair Isaac Corp.(a)	935	1,117,119
Fortinet, Inc.(a)	25,112	3,857,706
Gen Digital, Inc.	22,225	553,180
Intuit, Inc.	11,152	2,910,672
Microsoft Corp.	299,543	111,735,530
Oracle Corp.	68,424	10,027,537
Palantir Technologies, Inc., Class A(a)	92,586	10,802,009
Palo Alto Networks, Inc.(a)	32,703	11,152,377
PTC, Inc.(a)	4,658	529,195
Roper Technologies, Inc.	4,069	1,376,909
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund  | 2026
9

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Salesforce, Inc.	32,987	5,167,744
ServiceNow, Inc.(a)	41,586	4,128,658
Synopsys, Inc.(a)	7,725	3,445,891
Trimble, Inc.(a)	9,400	481,092
Tyler Technologies, Inc.(a)	1,700	497,182
Workday, Inc., Class A(a)	8,214	1,005,558
Total		194,855,382
Technology Hardware, Storage & Peripherals 8.1%
Apple, Inc.(c)	592,250	171,373,460
Dell Technologies, Inc.	11,665	5,032,981
Hewlett Packard Enterprise Co.	53,504	2,413,566
HP, Inc.	36,878	809,103
NetApp, Inc.	7,957	1,231,425
Sandisk Corp.(a)	5,972	13,578,716
Seagate Technology Holdings PLC	9,042	8,725,530
Super Micro Computer, Inc.(a)	22,669	664,882
Western Digital Corp.	13,899	8,877,569
Total		212,707,232
Total Information Technology		988,390,800
Materials 1.8%
Chemicals 1.0%
Air Products & Chemicals, Inc.	8,979	2,632,463
Albemarle Corp.	4,756	642,203
CF Industries Holdings, Inc.	6,195	670,671
Corteva, Inc.	26,970	2,284,089
Dow, Inc.	29,064	795,191
DuPont de Nemours, Inc.	5,510	747,376
Ecolab, Inc.	10,214	2,845,723
International Flavors & Fragrances, Inc.	10,295	815,570
Linde PLC	18,644	9,675,117
LyondellBasell Industries NV, Class A	10,413	548,244
Mosaic Co. (The)	12,817	271,592
PPG Industries, Inc.	8,988	1,090,155
Sherwin-Williams Co. (The)	9,249	3,184,616
Total		26,203,010
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 0.2%
CRH PLC	26,944	2,883,008
Martin Marietta Materials, Inc.	2,421	1,396,191
Vulcan Materials Co.	5,232	1,543,492
Total		5,822,691
Containers & Packaging 0.2%
Amcor Plc	18,644	808,218
Avery Dennison Corp.	3,084	500,687
Ball Corp.	10,736	669,926
International Paper Co.	21,352	813,511
Packaging Corp. of America	3,570	850,660
Smurfit WestRock PLC	21,148	978,307
Total		4,621,309
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	57,968	3,645,608
Newmont Corp.	43,048	4,020,683
Nucor Corp.	9,183	2,045,513
Steel Dynamics, Inc.	5,466	1,254,228
Total		10,966,032
Total Materials		47,613,042
Real Estate 1.8%
Diversified REITs 0.0%
Federal Realty Investment Trust	3,170	391,305
Health Care REITs 0.4%
Alexandria Real Estate Equities, Inc.	6,324	334,224
Healthpeak Properties, Inc.	27,800	594,920
Ventas, Inc.	19,604	1,740,835
Welltower, Inc.	28,465	6,460,701
Total		9,130,680
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	25,684	608,968
Industrial REITs 0.2%
Prologis, Inc.	37,595	5,092,995
Office REITs 0.0%
BXP, Inc.	5,981	396,600
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Variable Portfolio – Large Cap Index Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	11,807	1,590,285
CoStar Group, Inc.(a)	16,466	466,317
Total		2,056,602
Residential REITs 0.2%
AvalonBay Communities, Inc.	5,602	1,057,041
Camden Property Trust	4,053	464,028
Equity Residential	13,748	933,902
Essex Property Trust, Inc.	2,591	755,510
Invitation Homes, Inc.	22,038	665,768
Mid-America Apartment Communities, Inc.	4,693	652,045
UDR, Inc.	11,923	475,966
Total		5,004,260
Retail REITs 0.2%
Kimco Realty Corp.	27,194	689,368
Realty Income Corp.	37,602	2,329,820
Regency Centers Corp.	6,645	529,872
Simon Property Group, Inc.	13,076	2,924,447
Total		6,473,507
Specialized REITs 0.7%
American Tower Corp.	18,787	3,072,990
Crown Castle, Inc.	17,599	1,332,772
Digital Realty Trust, Inc.	13,320	2,392,006
Equinix, Inc.	3,977	4,145,585
Extra Space Storage, Inc.	8,519	1,237,811
Iron Mountain, Inc.	11,997	1,515,341
Public Storage	6,371	2,027,953
SBA Communications Corp.	4,277	754,719
VICI Properties, Inc.	44,068	1,170,005
Weyerhaeuser Co.	29,075	696,055
Total		18,345,237
Total Real Estate		47,500,154
Utilities 2.2%
Electric Utilities 1.4%
Alliant Energy Corp.	10,415	794,560
American Electric Power Co., Inc.	21,940	3,001,611
Constellation Energy Corp.	12,891	3,201,738
Duke Energy Corp.	31,436	3,979,169
Common Stocks (continued)
Issuer	Shares	Value ($)
Edison International	15,516	1,155,166
Entergy Corp.	18,464	2,120,775
Evergy, Inc.	9,295	803,367
Eversource Energy	15,165	1,095,975
Exelon Corp.	41,260	1,923,541
FirstEnergy Corp.	20,993	998,007
NextEra Energy, Inc.	84,089	7,380,492
NRG Energy, Inc.	8,508	1,242,679
PG&E Corp.	88,802	1,493,650
Pinnacle West Capital Corp.	4,887	522,909
PPL Corp.	30,338	1,102,786
Southern Co. (The)	45,457	4,350,689
Xcel Energy, Inc.	25,173	2,021,392
Total		37,188,506
Gas Utilities 0.1%
Atmos Energy Corp.	6,731	1,159,549
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	28,757	421,578
Vistra Corp.	12,781	2,027,450
Total		2,449,028
Multi-Utilities 0.6%
Ameren Corp.	11,160	1,261,526
CenterPoint Energy, Inc.	26,379	1,161,731
CMS Energy Corp.	12,457	952,961
Consolidated Edison, Inc.	14,861	1,644,072
Dominion Energy, Inc.	35,463	2,421,768
DTE Energy Co.	8,388	1,278,080
NiSource, Inc.	19,333	919,284
Public Service Enterprise Group, Inc.	20,094	1,630,829
Sempra	26,359	2,443,743
WEC Energy Group, Inc.	13,135	1,533,774
Total		15,247,768
Water Utilities 0.0%
American Water Works Co., Inc.	7,874	1,036,061
Total Utilities		57,080,912
Total Common Stocks (Cost $1,015,166,329)		2,599,196,234

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund  | 2026
11

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Warrants 0.0%
Issuer	Shares	Value ($)
Health Care 0.0%
Health Care Equipment & Supplies 0.0%
Hologic, Inc., CVR(a),(d) 12/31/2222	9,218	92
Total Health Care		92
Total Warrants (Cost $92)		92

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.767%(b),(e)	35,417,741	35,396,490
Total Money Market Funds (Cost $35,401,863)		35,396,490
Total Investments in Securities (Cost: $1,050,568,284)		2,634,592,816
Other Assets & Liabilities, Net		(1,949,971)
Net Assets		2,632,642,845
At June 30, 2026, securities and/or cash totaling $5,191,118 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	100	09/2026	USD	37,741,250	151,926	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Ameriprise Financial, Inc.
	1,890,751	—	(27,391)	(200,355)	1,663,005	87,539	12,548	3,625
Columbia Short-Term Cash Fund, 3.767%
	34,909,921	79,205,700	(78,713,758)	(5,373)	35,396,490	(2,773)	535,262	35,417,741
Total	36,800,672			(205,728)	37,059,495	84,766	547,810

(c)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at June 30, 2026.
Abbreviation Legend
CVR	Contingent Value Rights
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Variable Portfolio – Large Cap Index Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Fair value measurements   (continued)
the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	251,641,674	—	—	251,641,674
Consumer Discretionary	242,017,618	—	—	242,017,618
Consumer Staples	118,737,323	—	—	118,737,323
Energy	77,431,477	—	—	77,431,477
Financials	305,633,609	—	—	305,633,609
Health Care	230,994,486	—	—	230,994,486
Industrials	232,155,139	—	—	232,155,139
Information Technology	988,390,800	—	—	988,390,800
Materials	47,613,042	—	—	47,613,042
Real Estate	47,500,154	—	—	47,500,154
Utilities	57,080,912	—	—	57,080,912
Total Common Stocks	2,599,196,234	—	—	2,599,196,234
Warrants
Health Care	—	—	92	92
Total Warrants	—	—	92	92
Money Market Funds	35,396,490	—	—	35,396,490
Total Investments in Securities	2,634,592,724	—	92	2,634,592,816
Investments in Derivatives
Asset
Futures Contracts	151,926	—	—	151,926
Total	2,634,744,650	—	92	2,634,744,742
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund  | 2026
13

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Fair value measurements   (continued)
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Variable Portfolio – Large Cap Index Fund  | 2026

Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,014,670,024)	$2,597,533,321
Affiliated issuers (cost $35,898,260)	37,059,495
Cash	24
Receivable for:
Capital shares sold	56,282
Dividends	1,252,173
Foreign tax reclaims	27,920
Variation margin for futures contracts	240,000
Expense reimbursement due from Investment Manager	463
Prepaid expenses	1,256
Total assets	2,636,170,934
Liabilities
Payable for:
Capital shares redeemed	3,133,216
Management services fees	14,332
Distribution and/or service fees	6,256
Service fees	81,984
Compensation of chief compliance officer	190
Compensation of board members	3,712
Other expenses	117,634
Deferred compensation of board members	170,765
Total liabilities	3,528,089
Net assets applicable to outstanding capital stock	$2,632,642,845
Represented by
Trust capital	$2,632,642,845
Total - representing net assets applicable to outstanding capital stock	$2,632,642,845
Class 1
Net assets	$1,182,875,040
Shares outstanding	18,156,616
Net asset value per share	$65.15
Class 2
Net assets	$389,626,619
Shares outstanding	6,207,517
Net asset value per share	$62.77
Class 3
Net assets	$1,060,141,186
Shares outstanding	16,570,175
Net asset value per share	$63.98
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund  | 2026
15

Statement of Operations
Six Months Ended June 30, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$14,846,359
Dividends — affiliated issuers	547,810
Foreign taxes withheld	(9,289)
Total income	15,384,880
Expenses:
Management services fees	2,488,428
Distribution and/or service fees
Class 2	440,207
Class 3	632,156
Service fees	481,108
Custodian fees	15,230
Printing and postage fees	10,756
Licensing fees and expenses	121,717
Accounting services fees	16,239
Legal fees	23,182
Interest on collateral	1,103
Compensation of chief compliance officer	195
Compensation of board members	18,333
Deferred compensation of board members	28,387
Other	16,827
Total expenses	4,293,868
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(109,804)
Total net expenses	4,184,064
Net investment income	11,200,816
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	60,186,424
Investments — affiliated issuers	84,766
Futures contracts	1,863,620
Net realized gain	62,134,810
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	169,401,485
Investments — affiliated issuers	(205,728)
Futures contracts	441,396
Net change in unrealized appreciation (depreciation)	169,637,153
Net realized and unrealized gain	231,771,963
Net increase in net assets resulting from operations	$242,972,779
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Variable Portfolio – Large Cap Index Fund  | 2026

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment income	$11,200,816	$21,934,596
Net realized gain	62,134,810	137,810,205
Net change in unrealized appreciation (depreciation)	169,637,153	218,589,412
Net increase in net assets resulting from operations	242,972,779	378,334,213
Decrease in net assets from capital stock activity	(69,562,841)	(151,270,715)
Total increase in net assets	173,409,938	227,063,498
Net assets at beginning of period	2,459,232,907	2,232,169,409
Net assets at end of period	$2,632,642,845	$2,459,232,907

	Six Months Ended		Year Ended
	June 30, 2026 (Unaudited)		December 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	474,616	28,838,994	947,050	49,975,350
Shares redeemed	(1,126,157)	(69,780,139)	(3,242,678)	(174,867,655)
Net decrease	(651,541)	(40,941,145)	(2,295,628)	(124,892,305)
Class 2
Shares sold	558,790	32,739,757	1,502,985	76,570,833
Shares redeemed	(157,665)	(9,278,798)	(377,956)	(19,648,295)
Net increase	401,125	23,460,959	1,125,029	56,922,538
Class 3
Shares sold	65,178	3,858,642	233,479	11,965,383
Shares redeemed	(938,111)	(55,941,297)	(1,803,962)	(95,266,331)
Net decrease	(872,933)	(52,082,655)	(1,570,483)	(83,300,948)
Total net decrease	(1,123,349)	(69,562,841)	(2,741,082)	(151,270,715)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund  | 2026
17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$59.19	0.30	5.66	5.96
Year Ended 12/31/2025	$50.34	0.55	8.30	8.85
Year Ended 12/31/2024	$40.37	0.52	9.45	9.97
Year Ended 12/31/2023	$32.05	0.51	7.81	8.32
Year Ended 12/31/2022	$39.25	0.46	(7.66)	(7.20)
Year Ended 12/31/2021	$30.57	0.40	8.28	8.68
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$57.09	0.22	5.46	5.68
Year Ended 12/31/2025	$48.69	0.40	8.00	8.40
Year Ended 12/31/2024	$39.14	0.40	9.15	9.55
Year Ended 12/31/2023	$31.15	0.41	7.58	7.99
Year Ended 12/31/2022	$38.24	0.37	(7.46)	(7.09)
Year Ended 12/31/2021	$29.86	0.31	8.07	8.38
Class 3
Six Months Ended 6/30/2026 (Unaudited)	$58.16	0.26	5.56	5.82
Year Ended 12/31/2025	$49.53	0.48	8.15	8.63
Year Ended 12/31/2024	$39.77	0.46	9.30	9.76
Year Ended 12/31/2023	$31.61	0.46	7.70	8.16
Year Ended 12/31/2022	$38.76	0.41	(7.56)	(7.15)
Year Ended 12/31/2021	$30.23	0.35	8.18	8.53

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Variable Portfolio – Large Cap Index Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$65.15	10.07%	0.26% (c)	0.25% (c)	0.99%	2%	$1,182,875
Year Ended 12/31/2025	$59.19	17.58%	0.26% (c)	0.25% (c)	1.03%	3%	$1,113,210
Year Ended 12/31/2024	$50.34	24.70%	0.25% (c)	0.25% (c)	1.13%	2%	$1,062,457
Year Ended 12/31/2023	$40.37	25.96%	0.25% (c)	0.25% (c)	1.42%	2%	$916,315
Year Ended 12/31/2022	$32.05	(18.34% )	0.25% (c)	0.25% (c)	1.36%	2%	$781,574
Year Ended 12/31/2021	$39.25	28.39%	0.25% (c)	0.25% (c)	1.14%	5%	$947,973
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$62.77	9.95%	0.51% (c)	0.50% (c)	0.74%	2%	$389,627
Year Ended 12/31/2025	$57.09	17.25%	0.51% (c)	0.50% (c)	0.78%	3%	$331,513
Year Ended 12/31/2024	$48.69	24.40%	0.50% (c)	0.50% (c)	0.88%	2%	$227,913
Year Ended 12/31/2023	$39.14	25.65%	0.51% (c)	0.50% (c)	1.18%	2%	$132,360
Year Ended 12/31/2022	$31.15	(18.54% )	0.50% (c)	0.50% (c)	1.15%	2%	$69,385
Year Ended 12/31/2021	$38.24	28.07%	0.50% (c)	0.50% (c)	0.89%	5%	$43,195
Class 3
Six Months Ended 6/30/2026 (Unaudited)	$63.98	10.01%	0.38% (c)	0.38% (c)	0.86%	2%	$1,060,141
Year Ended 12/31/2025	$58.16	17.43%	0.38% (c)	0.38% (c)	0.91%	3%	$1,014,510
Year Ended 12/31/2024	$49.53	24.54%	0.38% (c)	0.38% (c)	1.01%	2%	$941,800
Year Ended 12/31/2023	$39.77	25.82%	0.38% (c)	0.38% (c)	1.30%	2%	$812,224
Year Ended 12/31/2022	$31.61	(18.45% )	0.38% (c)	0.38% (c)	1.23%	2%	$673,982
Year Ended 12/31/2021	$38.76	28.22%	0.38% (c)	0.38% (c)	1.01%	5%	$858,770
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund  | 2026
19

Notes to Financial Statements
June 30, 2026 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Large Cap Index Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and
20
Columbia Variable Portfolio – Large Cap Index Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any
Columbia Variable Portfolio – Large Cap Index Fund  | 2026
21

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
22
Columbia Variable Portfolio – Large Cap Index Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2026:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	151,926 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	1,863,620

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	441,396
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	31,805,612
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Columbia Variable Portfolio – Large Cap Index Fund  | 2026
23

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
24
Columbia Variable Portfolio – Large Cap Index Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to 0.20% of the Fund’s daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2026 was 0.04% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Columbia Variable Portfolio – Large Cap Index Fund  | 2026
25

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2027 (%)
Class 1	0.25
Class 2	0.50
Class 3	0.375
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $39,005,594 and $94,442,966, respectively, for the six months ended June 30, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
26
Columbia Variable Portfolio – Large Cap Index Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2026.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2026.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Columbia Variable Portfolio – Large Cap Index Fund  | 2026
27

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Shareholder concentration risk
At June 30, 2026, affiliated shareholders of record owned 99.5% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
28
Columbia Variable Portfolio – Large Cap Index Fund  | 2026

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Large Cap Index Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Columbia Variable Portfolio – Large Cap Index Fund  | 2026
29

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, (iii) the net assets of the Fund, and (iv) index tracking error data of the Fund. The Board observed that the Fund’s tracking error versus its performance was within the range of management’s expectations.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
30
Columbia Variable Portfolio – Large Cap Index Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board took into account, however, that the Management Agreement already provides for a relatively low flat fee regardless of the Fund’s asset level, and requires Columbia Threadneedle to provide investment advice, as well as administrative, accounting and other services to the Fund.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Large Cap Index Fund  | 2026
31

Columbia Variable Portfolio – Large Cap Index Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
SAR7014_(08/26)

Columbia Variable Portfolio – Emerging Markets Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Emerging Markets Fund | 2026

Portfolio of Investments
June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.1%
Issuer	Shares	Value ($)
Brazil 3.8%
Axia Energia SA	203,231	2,140,455
Banco BTG Pactual SA	258,355	2,720,027
Embraer SA, ADR	114,700	7,317,860
MercadoLibre, Inc.(a)	1,732	2,939,879
NU Holdings Ltd., Class A(a)	361,176	4,825,311
Petroleo Brasileiro SA, ADR	68,292	1,103,599
Total		21,047,131
China 16.6%
Alibaba Group Holding Ltd.	996,800	11,950,089
Atour Lifestyle Holdings Ltd., ADR	92,220	2,932,596
China Animal Healthcare Ltd.(a),(b),(c)	4,603,000	1
China Construction Bank Corp., Class H	2,468,000	2,545,624
China Hongqiao Group Ltd.	488,000	1,258,427
China Jushi Co., Ltd., Class A	201,600	2,181,963
China Resources Land Ltd.	1,464,000	5,624,404
CMOC Group Ltd., Class H	1,065,000	2,080,390
Contemporary Amperex Technology Co., Ltd., Class A	113,600	6,603,519
Dongfang Electric Corp., Ltd., Class H	391,000	1,072,317
Fuyao Glass Industry Group Co., Ltd., Class A	175,075	1,305,138
Hansoh Pharmaceutical Group Co., Ltd.	480,000	1,818,974
Harbin Electric Co., Ltd., Class H	450,000	887,071
InnoScience Suzhou Technology Holding Co., Ltd., Class H(a)	133,800	1,117,872
Montage Technology Co., Ltd., Class A	61,563	2,843,682
Naura Technology Group Co., Ltd., Class A	17,600	2,308,268
New Horizon Health Ltd.(a),(b),(c)	272,000	0
Neway Valve Suzhou Co., Ltd., Class A	491,900	3,661,939
Ping An Insurance Group Co. of China Ltd., Class H	760,500	4,972,744
Sieyuan Electric Co., Ltd., Class A	158,400	4,054,461
Tencent Holdings Ltd.	285,201	15,738,121
Victory Giant Technology Huizhou Co., Ltd., Class H(a)	49,600	2,209,687
Weichai Power Co., Ltd., Class H	627,000	2,750,388
WuXi Biologics Cayman, Inc.(a)	509,000	2,263,806
WuXi XDC Cayman, Inc.(a)	177,000	1,295,325
Common Stocks (continued)
Issuer	Shares	Value ($)
Yantai Jereh Oilfield Services Group Co., Ltd., Class A	158,000	3,575,990
Zijin Mining Group Co., Ltd., Class H	1,270,000	4,490,718
Total		91,543,514
Finland 0.5%
Amer Sports, Inc.(a)	73,848	2,499,016
Greece 4.6%
Eurobank SA	1,673,489	7,981,494
JUMBO SA	39,370	1,010,145
National Bank of Greece SA	111,043	1,918,439
Piraeus Bank SA(a)	948,414	9,871,912
Public Power Corp. SA	175,544	4,618,257
Total		25,400,247
Hong Kong 0.2%
Hong Kong Exchanges and Clearing Ltd.	29,000	1,349,282
Hungary 0.7%
OTP Bank Nyrt	25,740	3,801,953
India 5.0%
360 ONE WAM Ltd.	140,912	1,601,269
Bajaj Finance Ltd.	176,629	1,878,552
Bharat Electronics Ltd.	676,592	2,948,822
Bharti Airtel Ltd.	346,941	6,796,312
Cholamandalam Investment and Finance Co., Ltd.	91,355	1,730,777
Eicher Motors Ltd.	21,359	1,599,437
Eternal Ltd.(a)	1,070,983	3,001,701
Larsen & Toubro Ltd.	25,615	1,123,147
NTPC Ltd.	358,200	1,350,472
Phoenix Mills Ltd. (The)	169,496	3,495,535
Polycab India Ltd.	19,799	2,087,906
Total		27,613,930
Mexico 1.4%
BBB Foods, Inc., Class A(a)	114,394	4,766,798
Vista Energy SAB de CV, ADR(a)	45,999	2,934,736
Total		7,701,534
Poland 0.9%
Powszechna Kasa Oszczednosci Bank Polski SA	188,828	5,184,665
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Fund  | 2026
3

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Russian Federation —%
Detsky Mir PJSC(a),(b),(c),(d)	911,435	0
South Africa 3.4%
Capitec Bank Holdings Ltd.	37,071	10,762,262
FirstRand Ltd.	1,028,540	6,113,537
Valterra Platinum Ltd.	29,558	1,986,504
Total		18,862,303
South Korea 29.1%
Coupang, Inc., Class A(a)	125,033	2,171,823
Doosan Co., Ltd.	5,204	5,098,683
Doosan Enerbility Co., Ltd.(a)	23,938	1,363,832
Hanwha Aerospace Co., Ltd.	6,073	3,930,331
HD Hyundai Co., Ltd.	19,282	2,511,142
HD Hyundai Electric Co., Ltd.	6,065	3,890,584
HD Hyundai Heavy Industries Co., Ltd.	6,296	2,427,572
HD Hyundai Marine Solution Co., Ltd.	25,383	3,719,482
KB Financial Group, Inc.	49,376	5,108,801
Samsung Biologics Co., Ltd.(a)	2,068	1,869,574
Samsung Electro-Mechanics Co., Ltd.	10,352	14,992,177
Samsung Electronics Co., Ltd.	248,058	55,043,386
SK Hynix, Inc.	29,378	51,839,906
SK Square Co., Ltd.(a)	6,079	6,874,501
Total		160,841,794
Taiwan 28.5%
Accton Technology Corp.	96,672	7,710,768
ASPEED Technology, Inc.	7,000	3,693,609
Chroma ATE, Inc.	66,000	4,586,569
Delta Electronics, Inc.	146,000	9,169,353
Elite Material Co., Ltd.	33,000	5,705,057
eMemory Technology, Inc.	18,000	1,695,436
FOCI Fiber Optic Communications, Inc.(a)	135,000	2,520,059
Gold Circuit Electronics Ltd.	104,000	3,993,976
Jentech Precision Industrial Co., Ltd.	33,000	3,624,401
Common Stocks (continued)
Issuer	Shares	Value ($)
King Yuan Electronics Co., Ltd.	259,000	2,802,972
Lite-On Technology Corp.	616,000	4,359,595
MediaTek, Inc.	37,000	5,041,795
Taiwan Semiconductor Manufacturing Co., Ltd.	1,091,838	86,135,407
Unimicron Technology Corp.	476,000	16,397,221
Total		157,436,218
Turkey 1.7%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A/S	496,991	2,952,690
BIM Birlesik Magazalar AS	453,796	3,559,327
Europower Enerji Ve Otomasyon Teknolojileri Sanayi Ticaret AS(a)	1,743,688	3,138,807
Total		9,650,824
United Arab Emirates 1.2%
ADNOC Drilling Co. PJSC	1,417,904	2,212,901
Aldar Properties PJSC	1,043,749	2,355,285
Emaar Properties PJSC	594,351	1,931,753
Total		6,499,939
United Kingdom 1.3%
Anglogold Ashanti PLC	89,674	7,253,730
Vietnam 0.2%
Vietnam Technological & Commercial Joint Stock Bank	1,060,000	1,353,262
Total Common Stocks (Cost $335,399,774)		548,039,342

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.767%(e),(f)	1,640,506	1,639,521
Total Money Market Funds (Cost $1,639,685)		1,639,521
Total Investments in Securities (Cost $337,039,459)		549,678,863
Other Assets & Liabilities, Net		3,182,961
Net Assets		$552,861,824
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2026, the total value of these securities amounted to $1, which represents less than 0.01% of total net assets.

(c)	Valuation based on significant unobservable inputs.
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Variable Portfolio – Emerging Markets Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At June 30, 2026, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Detsky Mir PJSC	02/08/2017-09/21/2020	911,435	1,345,538	—

(e)	The rate shown is the seven-day current annualized yield at June 30, 2026.
(f)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.767%
	18,290	70,939,059	(69,317,664)	(164)	1,639,521	(6,540)	64,344	1,640,506
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Fund  | 2026
5

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Fair value measurements   (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Brazil	21,047,131	—	—	21,047,131
China	5,142,283	86,401,230	1	91,543,514
Finland	2,499,016	—	—	2,499,016
Greece	—	25,400,247	—	25,400,247
Hong Kong	—	1,349,282	—	1,349,282
Hungary	—	3,801,953	—	3,801,953
India	—	27,613,930	—	27,613,930
Mexico	7,701,534	—	—	7,701,534
Poland	—	5,184,665	—	5,184,665
Russian Federation	—	—	0 *	0 *
South Africa	—	18,862,303	—	18,862,303
South Korea	2,171,823	158,669,971	—	160,841,794
Taiwan	—	157,436,218	—	157,436,218
Turkey	—	9,650,824	—	9,650,824
United Arab Emirates	—	6,499,939	—	6,499,939
United Kingdom	7,253,730	—	—	7,253,730
Vietnam	—	1,353,262	—	1,353,262
Total Common Stocks	45,815,517	502,223,824	1	548,039,342
Money Market Funds	1,639,521	—	—	1,639,521
Total Investments in Securities	47,455,038	502,223,824	1	549,678,863

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Variable Portfolio – Emerging Markets Fund  | 2026

Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $335,399,774)	$548,039,342
Affiliated issuers (cost $1,639,685)	1,639,521
Foreign currency (cost $4,134,752)	4,102,516
Receivable for:
Investments sold	491,875
Capital shares sold	11,534
Dividends	1,006,081
Foreign tax reclaims	42,703
Expense reimbursement due from Investment Manager	1,392
Prepaid expenses	745
Total assets	555,335,709
Liabilities
Due to custodian	4,900
Payable for:
Investments purchased	694,597
Capital shares redeemed	726,875
Foreign capital gains taxes deferred	735,014
Management services fees	15,533
Distribution and/or service fees	1,053
Service fees	11,883
Compensation of chief compliance officer	41
Compensation of board members	1,649
Other expenses	89,025
Deferred compensation of board members	193,315
Total liabilities	2,473,885
Net assets applicable to outstanding capital stock	$552,861,824
Represented by
Paid in capital	288,245,607
Total distributable earnings (loss)	264,616,217
Total - representing net assets applicable to outstanding capital stock	$552,861,824
Class 1
Net assets	$306,301,778
Shares outstanding	17,886,235
Net asset value per share	$17.13
Class 2
Net assets	$82,693,677
Shares outstanding	4,941,158
Net asset value per share	$16.74
Class 3
Net assets	$163,866,369
Shares outstanding	9,658,153
Net asset value per share	$16.97
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Fund  | 2026
7

Statement of Operations
Six Months Ended June 30, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$4,448,788
Dividends — affiliated issuers	64,344
Foreign taxes withheld	(454,515)
Total income	4,058,617
Expenses:
Management services fees	2,838,333
Distribution and/or service fees
Class 2	90,522
Class 3	90,870
Service fees	71,094
Custodian fees	89,595
Printing and postage fees	11,764
Accounting services fees	36,793
Legal fees	10,514
Interest on interfund lending	5,895
Compensation of chief compliance officer	40
Compensation of board members	8,164
Deferred compensation of board members	31,673
Other	20,875
Total expenses	3,306,132
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(299,675)
Total net expenses	3,006,457
Net investment income	1,052,160
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	54,602,408
Investments — affiliated issuers	(6,540)
Foreign currency translations	(241,114)
Net realized gain	54,354,754
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	102,798,456
Investments — affiliated issuers	(164)
Foreign currency translations	(26,895)
Foreign capital gains tax	478,908
Net change in unrealized appreciation (depreciation)	103,250,305
Net realized and unrealized gain	157,605,059
Net increase in net assets resulting from operations	$158,657,219
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Variable Portfolio – Emerging Markets Fund  | 2026

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment income	$1,052,160	$1,955,229
Net realized gain	54,354,754	52,422,308
Net change in unrealized appreciation (depreciation)	103,250,305	72,790,650
Net increase in net assets resulting from operations	158,657,219	127,168,187
Distributions to shareholders
Net investment income and net realized gains
Class 1	(16,796,674)	(843,655)
Class 2	(4,434,795)	(35,153)
Class 3	(8,795,525)	(204,940)
Total distributions to shareholders	(30,026,994)	(1,083,748)
Decrease in net assets from capital stock activity	(60,104,873)	(89,641,071)
Total increase in net assets	68,525,352	36,443,368
Net assets at beginning of period	484,336,472	447,893,104
Net assets at end of period	$552,861,824	$484,336,472

	Six Months Ended		Year Ended
	June 30, 2026 (Unaudited)		December 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	177,641	2,750,938	285,305	3,239,184
Distributions reinvested	1,036,262	16,796,674	81,121	843,655
Shares redeemed	(5,219,541)	(83,460,259)	(5,441,748)	(65,824,245)
Net decrease	(4,005,638)	(63,912,647)	(5,075,322)	(61,741,406)
Class 2
Shares sold	230,182	3,527,158	230,969	2,667,616
Distributions reinvested	277,173	4,434,795	3,450	35,153
Shares redeemed	(303,400)	(4,792,769)	(1,238,739)	(13,290,715)
Net increase (decrease)	203,955	3,169,184	(1,004,320)	(10,587,946)
Class 3
Shares sold	111,395	1,792,766	66,145	742,304
Distributions reinvested	543,993	8,795,525	19,858	204,940
Shares redeemed	(635,134)	(9,949,701)	(1,589,433)	(18,258,963)
Net increase (decrease)	20,254	638,590	(1,503,430)	(17,311,719)
Total net decrease	(3,781,429)	(60,104,873)	(7,583,072)	(89,641,071)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Fund  | 2026
9

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$13.43	0.04	4.63	4.67	(0.12)	(0.85)	(0.97)
Year Ended 12/31/2025	$10.27	0.06	3.13	3.19	(0.03)	—	(0.03)
Year Ended 12/31/2024	$9.84	0.08	0.47	0.55	(0.12)	—	(0.12)
Year Ended 12/31/2023	$9.00	0.10	0.75	0.85	(0.01)	—	(0.01)
Year Ended 12/31/2022	$19.42	0.02	(6.18)	(6.16)	—	(4.26)	(4.26)
Year Ended 12/31/2021	$21.90	(0.03)	(1.41)	(1.44)	(0.24)	(0.80)	(1.04)
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$13.13	0.02	4.53	4.55	(0.09)	(0.85)	(0.94)
Year Ended 12/31/2025	$10.04	0.02	3.08	3.10	(0.01)	—	(0.01)
Year Ended 12/31/2024	$9.62	0.05	0.47	0.52	(0.10)	—	(0.10)
Year Ended 12/31/2023	$8.81	0.07	0.74	0.81	—	—	—
Year Ended 12/31/2022	$19.18	(0.01)	(6.10)	(6.11)	—	(4.26)	(4.26)
Year Ended 12/31/2021	$21.66	(0.08)	(1.40)	(1.48)	(0.20)	(0.80)	(1.00)
Class 3
Six Months Ended 6/30/2026 (Unaudited)	$13.30	0.03	4.59	4.62	(0.10)	(0.85)	(0.95)
Year Ended 12/31/2025	$10.17	0.04	3.11	3.15	(0.02)	—	(0.02)
Year Ended 12/31/2024	$9.75	0.06	0.47	0.53	(0.11)	—	(0.11)
Year Ended 12/31/2023	$8.92	0.09	0.74	0.83	—	—	—
Year Ended 12/31/2022	$19.32	0.01	(6.15)	(6.14)	—	(4.26)	(4.26)
Year Ended 12/31/2021	$21.80	(0.06)	(1.40)	(1.46)	(0.22)	(0.80)	(1.02)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Variable Portfolio – Emerging Markets Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$17.13	35.20%	1.21% (c)	1.09% (c)	0.45%	23%	$306,302
Year Ended 12/31/2025	$13.43	31.17%	1.21% (c)	1.09% (c)	0.49%	56%	$293,943
Year Ended 12/31/2024	$10.27	5.68%	1.28% (c)	1.09% (c)	0.76%	55%	$276,908
Year Ended 12/31/2023	$9.84	9.46%	1.26% (c)	1.10% (c)	1.05%	48%	$68,576
Year Ended 12/31/2022	$9.00	(32.90% )	1.26%	1.12%	0.20%	51%	$60,003
Year Ended 12/31/2021	$19.42	(7.20% )	1.22% (c)	1.14% (c)	(0.16% )	28%	$85,630
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$16.74	35.02%	1.46% (c)	1.34% (c)	0.27%	23%	$82,694
Year Ended 12/31/2025	$13.13	30.87%	1.46% (c)	1.34% (c)	0.22%	56%	$62,182
Year Ended 12/31/2024	$10.04	5.45%	1.53% (c)	1.34% (c)	0.48%	55%	$57,640
Year Ended 12/31/2023	$9.62	9.19%	1.50% (c)	1.35% (c)	0.80%	48%	$59,381
Year Ended 12/31/2022	$8.81	(33.07% )	1.51%	1.37%	(0.05% )	51%	$56,612
Year Ended 12/31/2021	$19.18	(7.47% )	1.48% (c)	1.39% (c)	(0.39% )	28%	$80,663
Class 3
Six Months Ended 6/30/2026 (Unaudited)	$16.97	35.16%	1.33% (c)	1.22% (c)	0.38%	23%	$163,866
Year Ended 12/31/2025	$13.30	31.02%	1.34% (c)	1.22% (c)	0.35%	56%	$128,211
Year Ended 12/31/2024	$10.17	5.50%	1.41% (c)	1.22% (c)	0.61%	55%	$113,345
Year Ended 12/31/2023	$9.75	9.31%	1.38% (c)	1.23% (c)	0.92%	48%	$121,476
Year Ended 12/31/2022	$8.92	(32.98% )	1.38%	1.25%	0.06%	51%	$121,983
Year Ended 12/31/2021	$19.32	(7.33% )	1.35% (c)	1.26% (c)	(0.27% )	28%	$194,723
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Fund  | 2026
11

Notes to Financial Statements
June 30, 2026 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Emerging Markets Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and
12
Columbia Variable Portfolio – Emerging Markets Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a
Columbia Variable Portfolio – Emerging Markets Fund  | 2026
13

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
14
Columbia Variable Portfolio – Emerging Markets Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 1.10% to 0.70% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2026 was 1.10% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2026 was 0.03% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Columbia Variable Portfolio – Emerging Markets Fund  | 2026
15

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2027 (%)
Class 1	1.09
Class 2	1.34
Class 3	1.215
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
337,039,000	234,780,000	(22,140,000)	212,640,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $121,159,592 and $206,490,592, respectively, for the six months ended June 30, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
16
Columbia Variable Portfolio – Emerging Markets Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	1,435,294	4.19	34
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2026.
Columbia Variable Portfolio – Emerging Markets Fund  | 2026
17

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At June 30, 2026, affiliated shareholders of record owned 99.6% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse
18
Columbia Variable Portfolio – Emerging Markets Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Variable Portfolio – Emerging Markets Fund  | 2026
19

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Emerging Markets Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
20
Columbia Variable Portfolio – Emerging Markets Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, and (iii) the net assets of the Fund.  The Board observed that Fund performance was well within the range of that of its peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses
Columbia Variable Portfolio – Emerging Markets Fund  | 2026
21

Approval of Management Agreement (continued)
(Unaudited)
with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
22
Columbia Variable Portfolio – Emerging Markets Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Variable Portfolio – Emerging Markets Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
SAR7007_(08/26)

Columbia Variable Portfolio – Select Mid Cap Growth Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Select Mid Cap Growth Fund | 2026

Portfolio of Investments
June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.5%
Issuer	Shares	Value ($)
Communication Services 8.8%
Entertainment 8.1%
Liberty Media Corp.-Liberty Formula One, Class C(a)	75,704	7,202,479
Live Nation Entertainment, Inc.(a)	20,057	3,672,637
Madison Square Garden Sports Corp., Class A(a)	10,836	4,354,338
Spotify Technology SA(a)	12,906	5,925,532
Take-Two Interactive Software, Inc.(a)	91,191	22,795,926
Total		43,950,912
Interactive Media & Services 0.7%
Reddit, Inc., Class A(a)	23,447	4,069,930
Total Communication Services		48,020,842
Consumer Discretionary 17.3%
Broadline Retail 0.8%
Coupang, Inc., Class A(a)	261,060	4,534,612
Hotels, Restaurants & Leisure 10.1%
Cava Group, Inc.(a)	104,207	8,178,165
DoorDash, Inc., Class A(a)	31,485	5,809,927
DraftKings, Inc., Class A(a)	235,103	5,938,702
Expedia Group, Inc.	13,135	3,360,984
Hilton Worldwide Holdings, Inc.	17,659	5,835,593
Royal Caribbean Cruises Ltd.	30,324	9,628,780
Viking Holdings Ltd.(a)	80,254	8,400,186
Wynn Resorts Ltd.	80,118	7,778,657
Total		54,930,994
Household Durables 3.3%
SharkNinja, Inc.(a)	91,084	13,869,361
Somnigroup International, Inc.	51,243	4,017,451
Total		17,886,812
Specialty Retail 2.1%
Five Below, Inc.(a)	37,495	6,741,226
Ross Stores, Inc.	22,215	4,728,463
Total		11,469,689
Textiles, Apparel & Luxury Goods 1.0%
Tapestry, Inc.	36,022	5,272,900
Total Consumer Discretionary		94,095,007
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 1.7%
Consumer Staples Distribution & Retail 1.7%
Casey’s General Stores, Inc.	11,465	9,112,267
Total Consumer Staples		9,112,267
Energy 3.9%
Oil, Gas & Consumable Fuels 3.9%
Phillips 66	57,449	9,711,754
Targa Resources Corp.	42,537	11,405,871
Total		21,117,625
Total Energy		21,117,625
Financials 2.7%
Capital Markets 1.4%
Robinhood Markets, Inc., Class A(a)	78,255	7,847,411
Financial Services 1.3%
Affirm Holdings, Inc.(a)	88,350	7,204,943
Total Financials		15,052,354
Health Care 11.0%
Biotechnology 5.1%
Argenx SE, ADR(a)	10,924	10,134,960
Insmed, Inc.(a)	49,549	5,282,914
Madrigal Pharmaceuticals, Inc.(a)	10,419	5,594,482
Natera, Inc.(a)	24,106	6,543,574
Total		27,555,930
Health Care Equipment & Supplies 0.4%
Glaukos Corp.(a)	16,198	2,263,833
Health Care Providers & Services 1.6%
Guardant Health, Inc.(a)	57,541	8,632,876
Life Sciences Tools & Services 2.9%
ICON PLC(a)	63,354	11,005,223
Repligen Corp.(a)	34,854	4,755,480
Total		15,760,703
Pharmaceuticals 1.0%
Axsome Therapeutics, Inc.(a)	22,643	5,542,327
Total Health Care		59,755,669
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Mid Cap Growth Fund  | 2026
3

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 20.4%
Aerospace & Defense 9.8%
Arxis, Inc.(a)	33,100	1,527,234
ATI, Inc.(a)	27,704	5,460,458
Axon Enterprise, Inc.(a)	20,381	11,425,793
Carpenter Technology Corp.	6,952	4,288,272
Howmet Aerospace, Inc.	61,241	16,465,255
L3Harris Technologies, Inc.	15,943	4,632,876
Rocket Lab Corp.(a)	95,888	9,747,015
Total		53,546,903
Building Products 0.7%
Builders FirstSource, Inc.(a)	42,382	3,792,341
Electrical Equipment 3.8%
Bloom Energy Corp., Class A(a)	46,533	14,085,539
Innio NV(a)	67,904	2,685,603
Vertiv Holdings Co.	11,806	3,952,885
Total		20,724,027
Ground Transportation 3.3%
Knight-Swift Transportation Holdings, Inc.	101,289	7,887,375
XPO, Inc.(a)	50,342	10,334,709
Total		18,222,084
Machinery 1.8%
RBC Bearings, Inc.(a)	14,966	9,639,002
Trading Companies & Distributors 1.0%
Ferguson Enterprises, Inc.	22,659	5,377,661
Total Industrials		111,302,018
Information Technology 28.2%
Communications Equipment 1.0%
Lumentum Holdings, Inc.(a)	6,114	5,246,179
IT Services 10.0%
Applied Digital Corp.(a)	221,915	8,277,430
Cloudflare, Inc.(a)	31,014	7,607,114
CoreWeave, Inc., Class A(a)	86,528	8,612,997
DigitalOcean Holdings, Inc.(a)	29,315	4,603,334
MongoDB, Inc.(a)	13,976	4,694,538
Common Stocks (continued)
Issuer	Shares	Value ($)
Snowflake, Inc., Class A(a)	68,743	17,495,094
Twilio, Inc., Class A(a)	15,354	3,167,991
Total		54,458,498
Semiconductors & Semiconductor Equipment 9.7%
Astera Labs, Inc.(a)	20,505	9,904,325
Cerebras Systems, Inc., Class A(a)	17,706	3,913,026
Kioxia Holdings Corp.(a)	23,900	13,891,395
Lattice Semiconductor Corp.(a)	97,868	14,969,889
Monolithic Power Systems, Inc.	7,277	10,059,434
Total		52,738,069
Software 5.8%
Datadog, Inc., Class A(a)	63,584	16,554,730
Hut 8 Corp.(a)	95,835	11,063,672
Unity Software, Inc.(a)	146,309	4,181,511
Total		31,799,913
Technology Hardware, Storage & Peripherals 1.7%
Sandisk Corp.(a)	4,177	9,497,370
Total Information Technology		153,740,029
Materials 1.8%
Chemicals 0.5%
RPM International, Inc.	23,682	2,632,254
Construction Materials 1.3%
Vulcan Materials Co.	24,510	7,230,695
Total Materials		9,862,949
Utilities 2.7%
Independent Power and Renewable Electricity Producers 2.7%
Fervo Energy Co., Class A(a)	117,849	3,444,726
Vistra Corp.	70,190	11,134,240
Total		14,578,966
Total Utilities		14,578,966
Total Common Stocks (Cost $437,329,533)		536,637,726

The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Variable Portfolio – Select Mid Cap Growth Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.767%(b),(c)	7,046,914	7,042,686
Total Money Market Funds (Cost $7,043,391)		7,042,686
Total Investments in Securities (Cost: $444,372,924)		543,680,412
Other Assets & Liabilities, Net		906,941
Net Assets		544,587,353
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.767%
	3,780,431	192,772,304	(189,509,344)	(705)	7,042,686	(919)	134,225	7,046,914
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Mid Cap Growth Fund  | 2026
5

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Fair value measurements   (continued)
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	48,020,842	—	—	48,020,842
Consumer Discretionary	94,095,007	—	—	94,095,007
Consumer Staples	9,112,267	—	—	9,112,267
Energy	21,117,625	—	—	21,117,625
Financials	15,052,354	—	—	15,052,354
Health Care	59,755,669	—	—	59,755,669
Industrials	111,302,018	—	—	111,302,018
Information Technology	139,848,634	13,891,395	—	153,740,029
Materials	9,862,949	—	—	9,862,949
Utilities	14,578,966	—	—	14,578,966
Total Common Stocks	522,746,331	13,891,395	—	536,637,726
Money Market Funds	7,042,686	—	—	7,042,686
Total Investments in Securities	529,789,017	13,891,395	—	543,680,412
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Variable Portfolio – Select Mid Cap Growth Fund  | 2026

Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $437,329,533)	$536,637,726
Affiliated issuers (cost $7,043,391)	7,042,686
Receivable for:
Investments sold	3,501,078
Capital shares sold	33,939
Dividends	86,807
Expense reimbursement due from Investment Manager	946
Prepaid expenses	812
Total assets	547,303,994
Liabilities
Payable for:
Investments purchased	1,336,547
Capital shares redeemed	1,130,615
Management services fees	12,061
Distribution and/or service fees	1,569
Service fees	21,570
Compensation of chief compliance officer	39
Compensation of board members	1,651
Other expenses	44,028
Deferred compensation of board members	168,561
Total liabilities	2,716,641
Net assets applicable to outstanding capital stock	$544,587,353
Represented by
Trust capital	$544,587,353
Total - representing net assets applicable to outstanding capital stock	$544,587,353
Class 1
Net assets	$155,114,860
Shares outstanding	1,956,983
Net asset value per share	$79.26
Class 2
Net assets	$73,903,991
Shares outstanding	970,062
Net asset value per share	$76.18
Class 3
Net assets	$315,568,502
Shares outstanding	4,062,551
Net asset value per share	$77.68
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Mid Cap Growth Fund  | 2026
7

Statement of Operations
Six Months Ended June 30, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$909,228
Dividends — affiliated issuers	134,225
Total income	1,043,453
Expenses:
Management services fees	1,995,573
Distribution and/or service fees
Class 2	79,257
Class 3	175,477
Service fees	110,732
Custodian fees	6,500
Printing and postage fees	13,343
Accounting services fees	16,239
Legal fees	10,321
Compensation of chief compliance officer	36
Compensation of board members	8,036
Deferred compensation of board members	23,122
Other	7,282
Total expenses	2,445,918
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(193,816)
Total net expenses	2,252,102
Net investment loss	(1,208,649)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	64,436,027
Investments — affiliated issuers	(919)
Foreign currency translations	(24,124)
Increase from payment by affiliate (Note 5)	101,672
Net realized gain	64,512,656
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	39,507,988
Investments — affiliated issuers	(705)
Foreign currency translations	237
Net change in unrealized appreciation (depreciation)	39,507,520
Net realized and unrealized gain	104,020,176
Net increase in net assets resulting from operations	$102,811,527
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Variable Portfolio – Select Mid Cap Growth Fund  | 2026

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment loss	$(1,208,649)	$(2,839,855)
Net realized gain	64,512,656	71,514,851
Net change in unrealized appreciation (depreciation)	39,507,520	(2,401,827)
Net increase in net assets resulting from operations	102,811,527	66,273,169
Decrease in net assets from capital stock activity	(30,908,632)	(54,822,361)
Total increase in net assets	71,902,895	11,450,808
Net assets at beginning of period	472,684,458	461,233,650
Net assets at end of period	$544,587,353	$472,684,458

	Six Months Ended		Year Ended
	June 30, 2026 (Unaudited)		December 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	42,587	2,911,005	69,529	4,132,178
Shares redeemed	(219,564)	(16,023,277)	(405,230)	(25,059,444)
Net decrease	(176,977)	(13,112,272)	(335,701)	(20,927,266)
Class 2
Shares sold	57,645	3,961,215	105,220	6,074,824
Shares redeemed	(62,950)	(4,174,014)	(141,992)	(8,309,755)
Net decrease	(5,305)	(212,799)	(36,772)	(2,234,931)
Class 3
Shares sold	2,228	149,555	19,413	1,187,437
Shares redeemed	(262,494)	(17,733,116)	(553,700)	(32,847,601)
Net decrease	(260,266)	(17,583,561)	(534,287)	(31,660,164)
Total net decrease	(442,548)	(30,908,632)	(906,760)	(54,822,361)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Mid Cap Growth Fund  | 2026
9

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Increase from payment by affiliate	Total from investment operations
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$64.65	(0.13)	14.73	0.01	14.61
Year Ended 12/31/2025	$56.15	(0.30)	8.80	—	8.50
Year Ended 12/31/2024	$45.40	(0.19)	10.94	—	10.75
Year Ended 12/31/2023	$36.25	(0.04)	9.19	—	9.15
Year Ended 12/31/2022	$52.41	(0.15)	(16.01)	—	(16.16)
Year Ended 12/31/2021	$44.96	(0.27)	7.72	—	7.45
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$62.22	(0.21)	14.16	0.01	13.96
Year Ended 12/31/2025	$54.17	(0.44)	8.49	—	8.05
Year Ended 12/31/2024	$43.91	(0.30)	10.56	—	10.26
Year Ended 12/31/2023	$35.15	(0.14)	8.90	—	8.76
Year Ended 12/31/2022	$50.95	(0.24)	(15.56)	—	(15.80)
Year Ended 12/31/2021	$43.82	(0.38)	7.51	—	7.13
Class 3
Six Months Ended 6/30/2026 (Unaudited)	$63.39	(0.17)	14.45	0.01	14.29
Year Ended 12/31/2025	$55.13	(0.37)	8.63	—	8.26
Year Ended 12/31/2024	$44.63	(0.25)	10.75	—	10.50
Year Ended 12/31/2023	$35.68	(0.09)	9.04	—	8.95
Year Ended 12/31/2022	$51.65	(0.20)	(15.77)	—	(15.97)
Year Ended 12/31/2021	$44.37	(0.33)	7.61	—	7.28

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.02%.
(d)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Variable Portfolio – Select Mid Cap Growth Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$79.26	22.60% (c)	0.90%	0.82%	(0.39% )	130%	$155,115
Year Ended 12/31/2025	$64.65	15.14% (d)	0.90%	0.82%	(0.50% )	195%	$137,957
Year Ended 12/31/2024	$56.15	23.68%	0.90%	0.82%	(0.37% )	174%	$138,660
Year Ended 12/31/2023	$45.40	25.24%	0.89% (e)	0.83% (e)	(0.10% )	201%	$162,697
Year Ended 12/31/2022	$36.25	(30.84% )	0.88%	0.84%	(0.39% )	73%	$162,078
Year Ended 12/31/2021	$52.41	16.57%	0.88%	0.82%	(0.54% )	75%	$215,521
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$76.18	22.44% (c)	1.15%	1.07%	(0.64% )	130%	$73,904
Year Ended 12/31/2025	$62.22	14.86% (d)	1.15%	1.07%	(0.75% )	195%	$60,683
Year Ended 12/31/2024	$54.17	23.37%	1.15%	1.07%	(0.62% )	174%	$54,824
Year Ended 12/31/2023	$43.91	24.92%	1.14% (e)	1.08% (e)	(0.34% )	201%	$44,677
Year Ended 12/31/2022	$35.15	(31.01% )	1.13%	1.09%	(0.64% )	73%	$34,453
Year Ended 12/31/2021	$50.95	16.27%	1.13%	1.07%	(0.79% )	75%	$49,778
Class 3
Six Months Ended 6/30/2026 (Unaudited)	$77.68	22.54% (c)	1.02%	0.94%	(0.52% )	130%	$315,569
Year Ended 12/31/2025	$63.39	14.98% (d)	1.02%	0.94%	(0.63% )	195%	$274,045
Year Ended 12/31/2024	$55.13	23.52%	1.02%	0.94%	(0.50% )	174%	$267,749
Year Ended 12/31/2023	$44.63	25.08%	1.02% (e)	0.95% (e)	(0.22% )	201%	$244,891
Year Ended 12/31/2022	$35.68	(30.92% )	1.01%	0.96%	(0.52% )	73%	$214,338
Year Ended 12/31/2021	$51.65	16.41%	1.00%	0.94%	(0.66% )	75%	$343,782
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Mid Cap Growth Fund  | 2026
11

Notes to Financial Statements
June 30, 2026 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Select Mid Cap Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and
12
Columbia Variable Portfolio – Select Mid Cap Growth Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a
Columbia Variable Portfolio – Select Mid Cap Growth Fund  | 2026
13

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.82% to 0.65% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2026 was 0.82% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain
14
Columbia Variable Portfolio – Select Mid Cap Growth Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2026 was 0.05% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2026 through April 30, 2027 (%)	Voluntary expense cap May 1, 2026 through June 30, 2026 (%)	Contractual expense cap prior to May 1, 2026 (%)
Class 1	0.83	0.82	0.82
Class 2	1.08	1.07	1.07
Class 3	0.955	0.945	0.945
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short,
Columbia Variable Portfolio – Select Mid Cap Growth Fund  | 2026
15

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $572,744,042 and $611,490,343, respectively, for the six months ended June 30, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Payments by affiliates
During the six months ended June 30, 2026, the Investment Manager reimbursed the Fund $101,672 for a loss due to a trade error.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed.
16
Columbia Variable Portfolio – Select Mid Cap Growth Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At June 30, 2026, affiliated shareholders of record owned 95.8% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
Columbia Variable Portfolio – Select Mid Cap Growth Fund  | 2026
17

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
18
Columbia Variable Portfolio – Select Mid Cap Growth Fund  | 2026

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Select Mid Cap Growth Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Columbia Variable Portfolio – Select Mid Cap Growth Fund  | 2026
19

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, and (iii) the net assets of the Fund.  The Board observed that the Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
20
Columbia Variable Portfolio – Select Mid Cap Growth Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.   The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
Columbia Variable Portfolio – Select Mid Cap Growth Fund  | 2026
21

Approval of Management Agreement (continued)
(Unaudited)
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
22
Columbia Variable Portfolio – Select Mid Cap Growth Fund  | 2026

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Columbia Variable Portfolio – Select Mid Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
SAR7017_(08/26)

Columbia Variable Portfolio – Select Large Cap Value Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Select Large Cap Value Fund | 2026

Portfolio of Investments
June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.4%
Issuer	Shares	Value ($)
Communication Services 4.3%
Diversified Telecommunication Services 2.5%
Verizon Communications, Inc.	1,471,984	62,323,802
Interactive Media & Services 1.8%
Alphabet, Inc., Class A	122,621	43,821,067
Total Communication Services		106,144,869
Consumer Discretionary 7.0%
Broadline Retail 2.0%
Amazon.com, Inc.(a)	203,529	48,509,102
Hotels, Restaurants & Leisure 2.1%
Norwegian Cruise Line Holdings Ltd.(a)	2,464,272	52,020,782
Specialty Retail 2.9%
Lowe’s Companies, Inc.	326,468	71,982,929
Total Consumer Discretionary		172,512,813
Consumer Staples 5.9%
Beverages 3.3%
Constellation Brands, Inc., Class A	595,151	82,779,552
Tobacco 2.6%
Philip Morris International, Inc.	349,437	63,216,648
Total Consumer Staples		145,996,200
Energy 9.4%
Energy Equipment & Services 2.1%
TechnipFMC PLC	800,544	53,076,067
Oil, Gas & Consumable Fuels 7.3%
Chevron Corp.	365,516	60,587,932
Marathon Petroleum Corp.	224,131	57,303,573
Williams Companies, Inc. (The)	824,801	61,315,706
Total		179,207,211
Total Energy		232,283,278
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 18.5%
Banks 9.7%
Bank of America Corp.	997,364	56,829,801
Citigroup, Inc.	457,502	64,031,980
JPMorgan Chase & Co.	173,450	56,775,388
Wells Fargo & Co.	741,609	61,286,568
Total		238,923,737
Capital Markets 2.9%
Morgan Stanley	335,255	70,081,705
Consumer Finance 1.6%
Capital One Financial Corp.	201,427	40,410,285
Financial Services 1.8%
Global Payments, Inc.	613,685	44,528,984
Insurance 2.5%
American International Group, Inc.	816,557	60,857,993
Total Financials		454,802,704
Health Care 12.5%
Health Care Providers & Services 10.3%
Centene Corp.(a)	1,028,257	66,003,817
Cigna Group (The)	225,695	62,219,598
CVS Health Corp.	749,681	77,554,499
Tenet Healthcare Corp.(a)	247,688	46,337,471
Total		252,115,385
Pharmaceuticals 2.2%
Bristol-Myers Squibb Co.	956,551	55,116,469
Total Health Care		307,231,854
Industrials 12.8%
Aerospace & Defense 5.5%
Boeing Co. (The)(a)	318,554	68,957,385
RTX Corp.	346,481	65,737,840
Total		134,695,225
Ground Transportation 2.6%
CSX Corp.	1,360,246	64,652,492
Machinery 2.3%
Caterpillar, Inc.	53,549	57,024,330
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Value Fund  | 2026
3

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Passenger Airlines 2.4%
Southwest Airlines Co.	1,153,012	59,287,877
Total Industrials		315,659,924
Information Technology 17.8%
Electronic Equipment, Instruments & Components 2.9%
Corning, Inc.	282,417	72,137,774
IT Services 2.6%
EPAM Systems, Inc.(a)	805,742	63,935,628
Semiconductors & Semiconductor Equipment 8.7%
Applied Materials, Inc.	85,815	62,044,245
Broadcom, Inc.	174,281	65,834,648
Micron Technology, Inc.	74,157	85,598,683
Total		213,477,576
Software 3.6%
Salesforce, Inc.	496,150	77,726,859
Teradata Corp.(a)	322,320	11,168,388
Total		88,895,247
Total Information Technology		438,446,225
Materials 5.5%
Metals & Mining 5.5%
Barrick Mining Corp.	1,748,124	64,208,595
Freeport-McMoRan, Inc.	1,115,017	70,123,419
Total		134,332,014
Total Materials		134,332,014
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.7%
Specialized REITs 2.7%
American Tower Corp.	411,049	67,235,285
Total Real Estate		67,235,285
Utilities 3.0%
Electric Utilities 3.0%
PG&E Corp.	4,309,811	72,491,021
Total Utilities		72,491,021
Total Common Stocks (Cost $1,821,581,425)		2,447,136,187

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.767%(b),(c)	28,496,505	28,479,407
Total Money Market Funds (Cost $28,481,927)		28,479,407
Total Investments in Securities (Cost: $1,850,063,352)		2,475,615,594
Other Assets & Liabilities, Net		(14,027,303)
Net Assets		2,461,588,291
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.767%
	62,956,008	418,875,906	(453,350,885)	(1,622)	28,479,407	(4,029)	447,692	28,496,505
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Variable Portfolio – Select Large Cap Value Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	106,144,869	—	—	106,144,869
Consumer Discretionary	172,512,813	—	—	172,512,813
Consumer Staples	145,996,200	—	—	145,996,200
Energy	232,283,278	—	—	232,283,278
Financials	454,802,704	—	—	454,802,704
Health Care	307,231,854	—	—	307,231,854
Industrials	315,659,924	—	—	315,659,924
Information Technology	438,446,225	—	—	438,446,225
Materials	134,332,014	—	—	134,332,014
Real Estate	67,235,285	—	—	67,235,285
Utilities	72,491,021	—	—	72,491,021
Total Common Stocks	2,447,136,187	—	—	2,447,136,187
Money Market Funds	28,479,407	—	—	28,479,407
Total Investments in Securities	2,475,615,594	—	—	2,475,615,594
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Value Fund  | 2026
5

Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,821,581,425)	$2,447,136,187
Affiliated issuers (cost $28,481,927)	28,479,407
Receivable for:
Capital shares sold	1,205
Dividends	2,172,264
Foreign tax reclaims	22,252
Prepaid expenses	1,691
Total assets	2,477,813,006
Liabilities
Payable for:
Investments purchased	12,231,896
Capital shares redeemed	3,661,965
Management services fees	45,281
Distribution and/or service fees	1,368
Service fees	35,487
Compensation of chief compliance officer	180
Compensation of board members	3,607
Other expenses	43,752
Deferred compensation of board members	201,179
Total liabilities	16,224,715
Net assets applicable to outstanding capital stock	$2,461,588,291
Represented by
Trust capital	$2,461,588,291
Total - representing net assets applicable to outstanding capital stock	$2,461,588,291
Class 1
Net assets	$2,210,362,541
Shares outstanding	34,172,710
Net asset value per share	$64.68
Class 2
Net assets	$146,691,780
Shares outstanding	2,359,443
Net asset value per share	$62.17
Class 3
Net assets	$104,533,970
Shares outstanding	1,649,844
Net asset value per share	$63.36
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Variable Portfolio – Select Large Cap Value Fund  | 2026

Statement of Operations
Six Months Ended June 30, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$23,873,458
Dividends — affiliated issuers	447,692
Foreign taxes withheld	(194,558)
Total income	24,126,592
Expenses:
Management services fees	7,957,710
Distribution and/or service fees
Class 2	165,316
Class 3	60,362
Service fees	124,400
Custodian fees	6,169
Printing and postage fees	6,453
Accounting services fees	16,589
Legal fees	22,698
Interest on interfund lending	1,020
Compensation of chief compliance officer	193
Compensation of board members	17,867
Deferred compensation of board members	32,250
Other	16,665
Total expenses	8,427,692
Net investment income	15,698,900
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	284,111,061
Investments — affiliated issuers	(4,029)
Net realized gain	284,107,032
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	48,028,460
Investments — affiliated issuers	(1,622)
Net change in unrealized appreciation (depreciation)	48,026,838
Net realized and unrealized gain	332,133,870
Net increase in net assets resulting from operations	$347,832,770
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Value Fund  | 2026
7

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment income	$15,698,900	$36,206,674
Net realized gain	284,107,032	336,768,785
Net change in unrealized appreciation (depreciation)	48,026,838	183,495,829
Net increase in net assets resulting from operations	347,832,770	556,471,288
Decrease in net assets from capital stock activity	(262,397,177)	(564,391,259)
Total increase (decrease) in net assets	85,435,593	(7,919,971)
Net assets at beginning of period	2,376,152,698	2,384,072,669
Net assets at end of period	$2,461,588,291	$2,376,152,698

	Six Months Ended		Year Ended
	June 30, 2026 (Unaudited)		December 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	238,299	14,473,948	1,936,015	106,070,301
Shares redeemed	(4,669,755)	(282,589,213)	(13,806,773)	(657,102,413)
Net decrease	(4,431,456)	(268,115,265)	(11,870,758)	(551,032,112)
Class 2
Shares sold	216,087	12,516,450	227,489	10,620,939
Shares redeemed	(117,557)	(6,801,477)	(380,933)	(17,422,714)
Net increase (decrease)	98,530	5,714,973	(153,444)	(6,801,775)
Class 3
Shares sold	67,542	4,011,354	81,071	4,003,899
Shares redeemed	(67,986)	(4,008,239)	(225,927)	(10,561,271)
Net increase (decrease)	(444)	3,115	(144,856)	(6,557,372)
Total net decrease	(4,333,370)	(262,397,177)	(12,169,058)	(564,391,259)
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Variable Portfolio – Select Large Cap Value Fund  | 2026

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Columbia Variable Portfolio – Select Large Cap Value Fund  | 2026
9

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$56.04	0.40	8.24	8.64
Year Ended 12/31/2025	$43.69	0.78	11.57	12.35
Year Ended 12/31/2024	$38.71	0.78	4.20	4.98
Year Ended 12/31/2023	$36.73	0.69	1.29	1.98
Year Ended 12/31/2022	$37.42	0.58	(1.27)	(0.69)
Year Ended 12/31/2021	$29.63	0.74	7.05	7.79
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$53.94	0.31	7.92	8.23
Year Ended 12/31/2025	$42.15	0.63	11.16	11.79
Year Ended 12/31/2024	$37.44	0.65	4.06	4.71
Year Ended 12/31/2023	$35.62	0.58	1.24	1.82
Year Ended 12/31/2022	$36.37	0.47	(1.22)	(0.75)
Year Ended 12/31/2021	$28.87	0.66	6.84	7.50
Class 3
Six Months Ended 6/30/2026 (Unaudited)	$54.93	0.35	8.08	8.43
Year Ended 12/31/2025	$42.88	0.70	11.35	12.05
Year Ended 12/31/2024	$38.03	0.72	4.13	4.85
Year Ended 12/31/2023	$36.14	0.63	1.26	1.89
Year Ended 12/31/2022	$36.86	0.52	(1.24)	(0.72)
Year Ended 12/31/2021	$29.22	0.71	6.93	7.64

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Variable Portfolio – Select Large Cap Value Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$64.68	15.41%	0.69% (c)	0.69% (c)	1.34%	25%	$2,210,363
Year Ended 12/31/2025	$56.04	28.27%	0.69%	0.69%	1.63%	31%	$2,163,551
Year Ended 12/31/2024	$43.69	12.86%	0.69%	0.69%	1.83%	33%	$2,205,327
Year Ended 12/31/2023	$38.71	5.39%	0.70%	0.70%	1.89%	13%	$1,852,284
Year Ended 12/31/2022	$36.73	(1.84% )	0.69%	0.69%	1.60%	7%	$1,866,511
Year Ended 12/31/2021	$37.42	26.29%	0.68%	0.68%	2.12%	21%	$2,461,727
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$62.17	15.26%	0.94% (c)	0.94% (c)	1.08%	25%	$146,692
Year Ended 12/31/2025	$53.94	27.97%	0.94%	0.94%	1.37%	31%	$121,946
Year Ended 12/31/2024	$42.15	12.58%	0.94%	0.94%	1.58%	33%	$101,773
Year Ended 12/31/2023	$37.44	5.11%	0.95%	0.95%	1.64%	13%	$95,889
Year Ended 12/31/2022	$35.62	(2.06% )	0.94%	0.94%	1.36%	7%	$87,697
Year Ended 12/31/2021	$36.37	25.98%	0.93%	0.93%	1.93%	21%	$70,689
Class 3
Six Months Ended 6/30/2026 (Unaudited)	$63.36	15.35%	0.81% (c)	0.81% (c)	1.21%	25%	$104,534
Year Ended 12/31/2025	$54.93	28.10%	0.82%	0.82%	1.50%	31%	$90,655
Year Ended 12/31/2024	$42.88	12.75%	0.82%	0.82%	1.71%	33%	$76,973
Year Ended 12/31/2023	$38.03	5.23%	0.82%	0.82%	1.76%	13%	$79,903
Year Ended 12/31/2022	$36.14	(1.95% )	0.81%	0.81%	1.48%	7%	$88,772
Year Ended 12/31/2021	$36.86	26.15%	0.80%	0.80%	2.04%	21%	$82,833
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Value Fund  | 2026
11

Notes to Financial Statements
June 30, 2026 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Select Large Cap Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and
12
Columbia Variable Portfolio – Select Large Cap Value Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Variable Portfolio – Select Large Cap Value Fund  | 2026
13

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2026 was 0.67% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan
14
Columbia Variable Portfolio – Select Large Cap Value Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2026 was 0.01% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2026 through April 30, 2027 (%)	Prior to May 1, 2026 (%)
Class 1	0.71	0.72
Class 2	0.96	0.97
Class 3	0.835	0.845
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is
Columbia Variable Portfolio – Select Large Cap Value Fund  | 2026
15

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $598,401,053 and $797,172,435, respectively, for the six months ended June 30, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	2,900,000	4.22	3
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2026.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed.
16
Columbia Variable Portfolio – Select Large Cap Value Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2026.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At June 30, 2026, affiliated shareholders of record owned 97.2% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
Columbia Variable Portfolio – Select Large Cap Value Fund  | 2026
17

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
18
Columbia Variable Portfolio – Select Large Cap Value Fund  | 2026

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Select Large Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Columbia Variable Portfolio – Select Large Cap Value Fund  | 2026
19

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses
20
Columbia Variable Portfolio – Select Large Cap Value Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager, including vehicles subadvised by the Investment Manager, and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Select Large Cap Value Fund  | 2026
21

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[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Variable Portfolio – Select Large Cap Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
SAR7020_(08/26)

Columbia Variable Portfolio – Income Opportunities Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Income Opportunities Fund | 2026

Portfolio of Investments
June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Haights Cross Communications, Inc.(a),(b),(c)	27,056	0
Telesat Corp.(b)	6	304
Ziff Davis Holdings, Inc.(a),(b),(c)	553	5
Total		309
Total Communication Services		309
Consumer Discretionary 0.0%
Automobile Components 0.0%
Lear Corp.	216	28,957
Total Consumer Discretionary		28,957
Industrials 0.0%
Commercial Services & Supplies 0.0%
Quad/Graphics, Inc.	1,277	10,765
Total Industrials		10,765
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c)	6,049,000	0
Total Utilities		0
Total Common Stocks (Cost $331,985)		40,031

Corporate Bonds & Notes 94.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.3%
Allegheny Technologies, Inc.
10/01/2029	4.875%	819,000	810,098
10/01/2031	5.125%	1,085,000	1,073,634
ATI, Inc.
06/15/2033	5.875%	245,000	248,386
TransDigm, Inc.(d)
03/01/2029	6.375%	1,538,000	1,562,233
03/01/2032	6.625%	3,299,000	3,383,578
01/15/2033	6.000%	1,306,000	1,318,426
05/31/2033	6.375%	2,030,000	2,050,639
01/31/2034	6.750%	1,296,000	1,330,022
07/31/2034	6.125%	317,000	316,710
Total			12,093,726
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)
04/20/2029	5.750%	2,320,138	2,324,055
Automotive 2.8%
American Axle & Manufacturing, Inc.(d)
10/15/2032	6.375%	593,000	590,817
10/15/2033	7.750%	1,799,000	1,777,708
Clarios Global LP/US Finance Co.(d)
02/15/2030	6.750%	1,077,000	1,109,533
09/15/2032	6.750%	1,050,000	1,071,603
Forvia SE(d)
09/15/2033	6.750%	602,000	601,075
Goodyear Tire & Rubber Co. (The)
07/15/2032	8.875%	470,000	474,049
IHO Verwaltungs GmbH(d),(e)
11/15/2030	7.750%	607,000	626,948
11/15/2032	8.000%	863,000	898,082
05/15/2033	7.375%	484,000	503,280
Nissan Motor Acceptance Co. LLC(d)
09/30/2030	6.125%	556,000	546,545
Nissan Motor Co., Ltd.(d)
07/17/2032	7.750%	471,000	488,011
07/17/2035	8.125%	1,377,000	1,467,619
ZF North America Capital, Inc.(d)
04/14/2030	7.125%	485,000	488,067
03/24/2031	7.500%	1,131,000	1,138,811
04/23/2032	6.875%	2,516,000	2,475,160
Total			14,257,308
Banking 0.3%
Ally Financial, Inc.
Subordinated
02/14/2033	6.700%	490,000	505,449
Ally Financial, Inc.(f)
Subordinated
01/17/2040	6.646%	1,022,000	1,012,816
Total			1,518,265
Brokerage/Asset Managers/Exchanges 1.3%
Aretec Escrow Issuer 2, Inc.(d)
08/15/2030	10.000%	2,720,000	2,867,987
Focus Financial Partners LLC(d)
09/15/2031	6.750%	1,033,000	1,042,978
Jane Street Group/Finance, Inc.(d)
05/01/2033	6.750%	485,000	498,349
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund  | 2026
3

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Osaic Holdings, Inc.(d)
08/01/2032	6.750%	2,243,000	2,247,476
Total			6,656,790
Building Materials 1.9%
American Builders & Contractors Supply Co., Inc.(d)
11/15/2029	3.875%	854,000	813,714
Core & Main LP(d),(g)
07/01/2034	6.000%	679,000	681,941
LBM Acquisition LLC(d)
06/15/2031	9.500%	1,191,000	1,064,298
Quikrete Holdings, Inc.(d)
03/01/2032	6.375%	1,801,000	1,838,989
03/01/2033	6.750%	1,076,000	1,096,587
QXO Building Products, Inc.(d)
07/15/2031	6.500%	676,000	688,856
04/30/2032	6.750%	1,102,000	1,137,580
07/15/2034	6.875%	977,000	1,002,897
Standard Building Solutions, Inc.(d)
08/15/2032	6.500%	346,000	348,309
08/01/2033	6.250%	258,000	256,057
Standard Industries, Inc.(d)
01/15/2028	4.750%	533,000	529,577
07/15/2030	4.375%	530,000	503,510
Total			9,962,315
Cable and Satellite 4.7%
CCO Holdings LLC/Capital Corp.(d)
05/01/2027	5.125%	243,000	242,619
06/01/2029	5.375%	1,055,000	1,032,055
03/01/2030	4.750%	2,710,000	2,571,527
08/15/2030	4.500%	3,366,000	3,130,843
03/01/2031	7.375%	250,000	250,904
02/01/2032	4.750%	2,012,000	1,798,214
06/01/2033	4.500%	565,000	489,841
01/15/2034	4.250%	2,627,000	2,220,763
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	1,545,000	1,364,673
DirectTV Financing LLC/Co-Obligor, Inc.(d)
06/01/2032	9.250%	765,000	777,015
DirecTV Financing LLC(d)
02/01/2030	8.875%	294,000	299,549
DISH Network Corp.(d)
11/15/2027	11.750%	2,722,000	2,797,657
EchoStar Corp.
11/30/2029	10.750%	2,218,075	2,397,559
EchoStar Corp.(e)
11/30/2030	6.750%	1,131,580	1,149,699
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sirius XM Radio, Inc.(d)
08/01/2027	5.000%	881,000	879,751
07/01/2030	4.125%	1,131,000	1,064,321
Virgin Media Finance PLC(d)
07/15/2030	5.000%	537,000	405,780
Virgin Media Secured Finance PLC(d)
05/15/2029	5.500%	172,000	163,737
VZ Secured Financing BV(d)
01/15/2032	5.000%	1,582,000	1,385,533
Total			24,422,040
Chemicals 3.8%
Ashland LLC(d)
09/01/2031	3.375%	2,267,000	2,112,397
Celanese US Holdings LLC
04/15/2030	6.500%	305,000	310,852
02/15/2031	7.000%	290,000	298,384
07/15/2032	6.879%	361,000	379,052
04/15/2033	6.750%	511,000	520,680
11/15/2033	7.700%	474,000	506,412
02/15/2034	7.375%	415,000	428,668
Element Solutions, Inc.(d)
09/01/2028	3.875%	400,000	390,213
FMC Corp.
05/18/2033	5.650%	16,000	14,322
10/01/2049	4.500%	530,000	342,971
FMC Corp.(f)
Subordinated
11/01/2055	8.450%	28,000	20,430
HB Fuller Co.
10/15/2028	4.250%	56,000	55,094
INEOS Finance PLC(d)
04/15/2029	7.500%	662,000	643,285
INEOS Quattro Finance 2 PLC(d)
03/15/2029	9.625%	1,999,000	1,878,962
Inversion Escrow Issuer LLC(d)
08/01/2032	6.750%	1,566,000	1,529,706
Olympus Water US Holding Corp.(d)
10/01/2028	4.250%	1,396,000	1,354,351
06/15/2031	7.250%	1,517,000	1,540,582
02/15/2033	7.250%	1,290,000	1,274,911
Qnity Electronics, Inc.(d)
08/15/2032	5.750%	576,000	579,457
08/15/2033	6.250%	461,000	469,129
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Variable Portfolio – Income Opportunities Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
W.R. Grace Holdings LLC(d)
03/01/2031	7.375%	1,787,000	1,794,396
08/15/2032	6.625%	2,055,000	1,991,546
08/01/2033	7.000%	1,285,000	1,252,727
Total			19,688,527
Construction Machinery 2.1%
Herc Holdings, Inc.(d)
06/15/2029	6.625%	250,000	255,340
06/15/2030	7.000%	870,000	901,153
03/15/2031	5.750%	299,000	298,451
06/15/2033	7.250%	2,794,000	2,913,735
03/15/2034	6.000%	563,000	559,157
Ritchie Bros Holdings, Inc.(d)
03/15/2028	6.750%	759,000	769,215
03/15/2031	7.750%	1,967,000	2,041,938
Synergy Infrastructure Holdings LLC(d)
12/01/2030	7.875%	944,000	989,709
07/15/2034	7.000%	1,024,000	1,038,479
United Rentals North America, Inc.(d)
11/15/2033	5.375%	1,040,000	1,024,987
Total			10,792,164
Consumer Cyclical Services 0.8%
Arches Buyer, Inc.(d)
06/01/2028	4.250%	1,604,000	1,575,974
ASGN, Inc.(d)
05/15/2028	4.625%	1,290,000	1,195,189
Match Group Holdings II LLC(d)
10/01/2031	3.625%	572,000	513,644
Match Group, Inc.(d)
06/01/2028	4.625%	342,000	337,119
02/15/2029	5.625%	518,000	516,114
Total			4,138,040
Consumer Products 1.1%
Newell Brands, Inc.(d)
06/01/2028	8.500%	519,000	542,903
Newell Brands, Inc.
05/15/2030	6.375%	260,000	263,489
05/15/2032	6.625%	258,000	261,264
Opal Bidco SAS(d)
03/31/2032	6.500%	973,000	992,389
Prestige Brands, Inc.(d),(g)
07/15/2034	6.250%	658,000	658,000
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	586,000	549,360
02/01/2032	4.375%	1,451,000	1,359,238
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Whirlpool Corp.
06/15/2030	6.125%	202,000	186,300
06/15/2033	6.500%	265,000	229,744
Whirlpool Corp.(d)
07/01/2031	7.500%	298,000	301,759
07/01/2034	7.875%	394,000	395,571
Total			5,740,017
Diversified Manufacturing 1.8%
Amsted Industries, Inc.(d)
03/15/2033	6.375%	254,000	256,823
Columbus McKinnon Corp.(d)
02/01/2033	7.125%	301,000	301,310
Emerald Debt Merger Sub LLC(d)
12/15/2030	6.625%	2,029,000	2,074,432
EMRLD Borrower LP/Co-Issuer, Inc.(d)
07/15/2031	6.750%	753,000	778,513
Gates Corp. (The)(d)
07/01/2029	6.875%	243,000	248,775
Resideo Funding, Inc.(d)
09/01/2029	4.000%	810,000	776,875
Sensata Technologies BV(d)
09/01/2030	5.875%	270,000	270,929
Vertical US Newco, Inc.(d)
07/15/2027	5.250%	449,000	449,000
WESCO Distribution, Inc.(d)
03/15/2029	6.375%	1,274,000	1,299,108
04/15/2031	5.250%	345,000	342,527
03/15/2032	6.625%	1,516,000	1,562,498
03/15/2033	6.375%	530,000	543,801
04/15/2034	5.500%	579,000	572,881
Total			9,477,472
Electric 5.0%
Alpha Generation LLC(d)
10/15/2032	6.750%	641,000	652,772
01/15/2034	6.250%	579,000	569,747
Atlantica Sustainable Infrastructure PLC(d)
06/15/2028	4.125%	403,000	394,941
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(d)
02/15/2032	6.375%	1,049,000	1,051,454
Clearway Energy Operating LLC(d)
03/15/2028	4.750%	964,000	955,051
02/15/2031	3.750%	1,399,000	1,297,813
01/15/2032	3.750%	1,140,000	1,036,598
01/15/2034	5.750%	507,000	496,858
Long Ridge Energy LLC(d)
02/15/2032	8.750%	808,000	852,540
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund  | 2026
5

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextEra Energy Operating Partners LP(d)
09/15/2027	4.500%	464,000	459,653
01/15/2029	7.250%	819,000	847,742
NRG Energy, Inc.(d)
06/15/2029	5.250%	1,619,000	1,614,896
07/15/2029	5.750%	29,000	29,005
02/15/2031	3.625%	1,449,000	1,345,392
02/01/2033	6.000%	164,000	164,889
01/15/2034	5.750%	859,000	851,250
05/15/2034	5.875%	403,000	400,747
11/01/2034	6.250%	1,051,000	1,064,058
01/15/2036	6.000%	859,000	856,317
05/15/2036	6.125%	411,000	411,431
Pattern Energy Operations LP/Inc.(d)
08/15/2028	4.500%	193,000	189,076
PG&E Corp.(f)
03/15/2055	7.375%	660,000	672,617
09/15/2056	6.850%	235,000	234,234
Talen Energy Supply LLC(d)
02/01/2034	6.250%	1,020,000	1,013,658
02/01/2036	6.500%	1,020,000	1,027,979
TerraForm Power Operating LLC(d)
01/31/2028	5.000%	2,678,000	2,661,310
01/15/2030	4.750%	1,667,000	1,610,394
VoltaGrid LLC(d)
11/01/2030	7.375%	347,000	360,386
XPLR Infrastructure Operating Partners LP(d)
01/15/2031	8.375%	469,000	500,166
03/15/2033	8.625%	1,086,000	1,164,792
04/15/2034	7.750%	1,048,000	1,103,045
Total			25,890,811
Environmental 0.7%
Clean Harbors, Inc.(d)
02/01/2031	6.375%	56,000	56,769
GFL Environmental, Inc.(d)
08/01/2028	4.000%	410,000	400,499
01/15/2031	6.750%	763,000	785,403
Waste Pro USA, Inc.(d)
02/01/2033	7.000%	2,268,000	2,321,207
Total			3,563,878
Finance Companies 4.4%
Bread Financial Holdings, Inc.(d)
05/15/2031	6.750%	254,000	259,894
CrossCountry Intermediate HoldCo LLC(d)
10/01/2030	6.500%	589,000	580,766
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GGAM Finance Ltd.(d)
04/15/2029	6.875%	770,000	787,563
03/15/2030	5.875%	1,584,000	1,588,207
goeasy Ltd.(d)
07/01/2029	7.625%	283,000	267,092
05/15/2030	6.875%	165,000	146,864
10/01/2030	7.375%	165,000	148,452
Navient Corp.
03/15/2029	5.500%	527,000	505,758
03/15/2031	11.500%	437,000	461,204
OneMain Finance Corp.
05/15/2029	6.625%	1,143,000	1,165,560
03/15/2030	7.875%	1,195,000	1,243,781
09/15/2030	4.000%	301,000	278,233
05/15/2031	7.500%	1,517,000	1,567,309
11/15/2031	7.125%	107,000	108,823
09/15/2032	7.125%	155,000	157,654
03/15/2033	6.500%	1,292,000	1,271,012
09/15/2033	6.750%	619,000	613,057
Provident Funding Associates LP/PFG Finance Corp.(d)
09/15/2029	9.750%	2,232,000	2,330,529
Rocket Cos, Inc.(d)
08/01/2030	6.125%	509,000	518,272
08/01/2031	6.125%	247,000	252,264
Rocket Mortgage LLC/Co-Issuer, Inc.(d)
03/01/2031	3.875%	2,007,000	1,880,659
10/15/2033	4.000%	1,733,000	1,560,139
Springleaf Finance Corp.
11/15/2029	5.375%	33,000	32,428
United Wholesale Mortgage LLC(d)
04/15/2029	5.500%	2,233,000	2,073,807
UWM Holdings LLC(d)
02/01/2030	6.625%	1,259,000	1,171,953
03/15/2031	6.250%	1,867,000	1,662,231
Total			22,633,511
Food and Beverage 2.9%
Chobani LLC/Finance Corp., Inc.(d)
04/15/2034	6.375%	1,369,000	1,389,568
Darling Ingredients, Inc.(d)
04/15/2027	5.250%	797,000	796,186
06/15/2030	6.000%	1,547,000	1,557,316
Lamb Weston Holdings, Inc.(d)
01/31/2030	4.125%	530,000	507,541
Performance Food Group, Inc.(d)
09/15/2032	6.125%	538,000	544,827
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Variable Portfolio – Income Opportunities Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Post Holdings, Inc.(d)
09/15/2031	4.500%	555,000	520,295
02/15/2032	6.250%	1,252,000	1,270,955
03/01/2033	6.375%	855,000	848,694
10/15/2034	6.250%	2,248,000	2,208,306
03/15/2036	6.500%	1,016,000	1,004,170
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(d)
04/01/2029	6.250%	510,000	512,023
04/30/2029	4.375%	554,000	540,981
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(d)
03/01/2029	4.625%	1,888,000	1,823,615
US Foods, Inc.(d)
09/15/2028	6.875%	182,000	185,985
01/15/2032	7.250%	986,000	1,023,035
Total			14,733,497
Gaming 2.8%
Caesars Entertainment, Inc.(d)
10/15/2029	4.625%	550,000	528,529
02/15/2030	7.000%	499,000	502,097
02/15/2032	6.500%	563,000	548,428
10/15/2032	6.000%	965,000	874,535
CDI Escrow Issuer, Inc.(d)
04/01/2030	5.750%	790,000	789,283
Churchill Downs, Inc.(d)
05/01/2031	6.750%	999,000	1,016,794
Light & Wonder International, Inc.(d)
09/01/2031	7.500%	731,000	757,730
10/01/2033	6.250%	1,067,000	1,060,124
Midwest Gaming Borrower LLC(d)
05/01/2029	4.875%	534,000	519,400
Penn Entertainment, Inc.(d)
04/01/2031	6.750%	761,000	764,793
Penn National Gaming, Inc.(d)
07/01/2029	4.125%	1,610,000	1,542,851
Rivers Enterprise Borrower LLC/Finance Corp.(d)
02/01/2033	6.625%	1,438,000	1,460,043
Rivers Enterprise Lender LLC/Corp.(d)
10/15/2030	6.250%	771,000	780,983
Scientific Games Holdings LP/US FinCo, Inc.(d)
03/01/2030	6.625%	2,253,000	1,927,377
Voyager Parent LLC(d)
07/01/2032	9.250%	1,330,000	1,406,417
Total			14,479,384
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 4.7%
Acadia Healthcare Co., Inc.(d)
07/01/2028	5.500%	76,000	75,655
04/15/2029	5.000%	938,000	923,108
03/15/2033	7.375%	985,000	1,014,626
Avantor Funding, Inc.(d)
07/15/2028	4.625%	78,000	77,190
11/01/2029	3.875%	1,085,000	1,035,826
Bausch & Lomb Escrow Corp.(d)
10/01/2028	8.375%	1,000,000	1,028,677
Charles River Laboratories International, Inc.(d)
05/01/2028	4.250%	251,000	246,148
03/15/2029	3.750%	1,131,000	1,085,487
03/15/2031	4.000%	555,000	520,574
CHS/Community Health Systems, Inc.(d)
05/15/2030	5.250%	710,000	669,911
02/15/2031	4.750%	134,000	123,326
01/15/2032	10.875%	330,000	355,815
Concentra Escrow Issuer Corp.(d)
07/15/2032	6.875%	1,250,000	1,295,030
DaVita, Inc.(d)
06/01/2030	4.625%	651,000	630,703
07/15/2033	6.750%	745,000	768,318
Indigo Merger Sub, Inc.(d)
07/15/2026	2.875%	200,000	199,849
IQVIA, Inc.(d)
05/15/2027	5.000%	526,000	525,684
05/15/2030	6.500%	511,000	521,424
06/01/2032	6.250%	1,202,000	1,224,380
LifePoint Health, Inc.(d)
05/01/2034	7.000%	972,000	931,174
Mozart Debt Merger Sub, Inc.(d)
10/01/2029	5.250%	2,632,000	2,616,531
Select Medical Corp.(d)
12/01/2032	6.250%	264,000	256,576
Star Parent, Inc.(d)
10/01/2030	9.000%	1,965,000	2,061,583
Tenet Healthcare Corp.
06/15/2028	4.625%	799,000	792,081
06/01/2029	4.250%	839,000	815,265
01/15/2030	4.375%	1,529,000	1,481,599
Tenet Healthcare Corp.(d)
11/15/2032	5.500%	2,309,000	2,295,920
11/15/2033	6.000%	821,000	828,157
Total			24,400,617
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund  | 2026
7

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 0.5%
Centene Corp.
02/15/2030	3.375%	720,000	671,616
10/15/2030	3.000%	800,000	723,366
03/01/2031	2.500%	770,000	672,465
08/01/2031	2.625%	475,000	413,864
Total			2,481,311
Independent Energy 3.1%
Civitas Resources, Inc.(d)
11/01/2030	8.625%	495,000	519,946
07/01/2031	8.750%	475,000	495,930
06/15/2033	9.625%	2,099,000	2,300,860
CNX Resources Corp.(d)
03/01/2032	7.250%	734,000	755,634
03/01/2034	5.875%	604,000	587,235
Crescent Energy Finance LLC(d)
04/01/2032	7.625%	745,000	750,389
01/15/2033	7.375%	586,000	582,279
01/15/2034	8.375%	480,000	494,353
Hilcorp Energy I LP/Finance Co.(d)
11/01/2028	6.250%	815,000	817,130
11/01/2033	8.375%	954,000	994,078
02/15/2035	7.250%	1,244,000	1,224,449
Matador Resources Co.(d)
04/15/2032	6.500%	518,000	520,625
04/15/2033	6.250%	809,000	805,826
04/15/2034	6.000%	511,000	498,001
SM Energy Co.
01/15/2027	6.625%	284,000	284,410
07/15/2028	6.500%	1,286,000	1,288,143
SM Energy Co.(d)
08/01/2029	6.750%	769,000	782,824
08/01/2032	7.000%	773,000	779,986
04/15/2034	6.625%	1,315,000	1,294,607
Vital Energy, Inc.(d)
04/15/2032	7.875%	250,000	253,152
Total			16,029,857
Leisure 3.3%
Boyne USA, Inc.(d)
05/15/2029	4.750%	788,000	774,548
Carnival Corp.(d)
03/15/2030	5.750%	1,199,000	1,213,128
08/01/2032	5.750%	993,000	1,003,069
02/15/2033	6.125%	1,167,000	1,181,500
Cedar Fair LP
07/15/2029	5.250%	270,000	262,915
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	520,000	520,853
Cinemark USA, Inc.(d)
07/15/2028	5.250%	795,000	793,334
NCL Corp., Ltd.(d)
01/15/2031	5.875%	1,411,000	1,368,842
02/01/2032	6.750%	1,164,000	1,161,052
09/15/2033	6.250%	772,000	749,495
Six Flags Entertainment Corp.(d)
05/15/2031	7.250%	2,551,000	2,536,079
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC(d)
01/15/2032	8.625%	1,436,000	1,479,053
Six Flags Entertainment Corp./Theme Parks, Inc.(d)
05/01/2032	6.625%	955,000	967,617
Vail Resorts, Inc.(d)
05/15/2032	6.500%	496,000	504,903
Viking Cruises Ltd.(d)
07/15/2031	9.125%	476,000	498,917
10/15/2033	5.875%	1,259,000	1,259,714
VOC Escrow Ltd.(d)
02/15/2028	5.000%	799,000	797,357
Total			17,072,376
Lodging 1.9%
Hilton Domestic Operating Co., Inc.(d)
05/01/2031	4.000%	540,000	510,273
09/15/2031	5.500%	757,000	758,567
02/15/2032	3.625%	560,000	512,819
03/15/2033	5.875%	1,241,000	1,252,463
09/15/2033	5.750%	550,000	552,026
Hilton Grand Vacations Borrower Escrow LLC(d)
06/01/2029	5.000%	780,000	761,176
01/15/2032	6.625%	2,058,000	2,088,824
Marriott Ownership Resorts, Inc.(d)
10/01/2033	6.500%	2,089,000	2,075,677
Travel + Leisure Co.(d)
06/01/2031	6.250%	1,255,000	1,262,901
09/01/2033	6.125%	300,000	296,600
Total			10,071,326
Media and Entertainment 4.3%
CBS Corp.
07/01/2042	4.850%	327,000	221,528
Clear Channel Outdoor Holdings, Inc.(d)
04/01/2030	7.875%	1,305,000	1,357,828
02/15/2031	7.125%	938,000	971,935
03/15/2033	7.500%	955,000	1,006,629
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Variable Portfolio – Income Opportunities Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Discovery Global Holdings, Inc.
03/15/2032	4.279%	785,000	703,407
03/15/2042	5.050%	2,303,000	1,685,759
03/15/2052	5.141%	410,000	274,560
Gray Media, Inc.(d)
07/15/2032	9.625%	510,000	492,303
08/15/2033	7.250%	1,002,000	986,374
McGraw-Hill Education, Inc.(d)
09/01/2031	7.375%	894,000	908,343
Nexstar Media, Inc.(d)
09/15/2033	6.500%	1,499,000	1,499,544
04/15/2034	7.250%	2,284,000	2,277,839
OAK-Eagle Acquireco, Inc.(d)
07/01/2033	7.250%	752,000	787,338
07/01/2034	8.750%	605,000	642,021
Outfront Media Capital LLC/Corp.(d)
03/15/2030	4.625%	268,000	259,911
02/15/2031	7.375%	702,000	729,993
06/15/2034	6.000%	396,000	395,243
Roblox Corp.(d)
05/01/2030	3.875%	537,000	507,773
Snap, Inc.(d)
03/01/2033	6.875%	2,180,000	2,123,738
03/15/2034	6.875%	1,350,000	1,307,088
Univision Communications, Inc.(d)
06/30/2030	7.375%	1,062,000	1,064,546
04/15/2033	8.875%	621,000	611,636
Viacom, Inc.
03/15/2043	4.375%	795,000	514,251
09/01/2043	5.850%	545,000	408,576
ViacomCBS, Inc.
05/19/2032	4.200%	595,000	516,442
05/19/2050	4.950%	303,000	195,610
Total			22,450,215
Metals and Mining 3.2%
Carpenter Technology Corp.(d)
03/01/2034	5.625%	769,000	768,959
Cleveland-Cliffs, Inc.(d)
11/01/2029	6.875%	650,000	655,493
03/15/2032	7.000%	153,000	152,240
05/01/2033	7.375%	163,000	162,783
Compass Minerals International, Inc.(d)
07/01/2030	8.000%	743,000	782,891
Constellium SE(d)
04/15/2029	3.750%	822,000	789,686
08/15/2032	6.375%	2,341,000	2,379,960
Hudbay Minerals, Inc.(d)
04/01/2029	6.125%	2,040,000	2,050,402
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kaiser Aluminum Corp.(d)
06/01/2031	4.500%	1,580,000	1,510,759
03/01/2034	5.875%	1,535,000	1,518,192
Novelis Corp.(d)
01/30/2030	4.750%	1,288,000	1,245,958
08/15/2031	3.875%	1,767,000	1,608,441
08/15/2033	6.375%	798,000	803,903
Novelis, Inc.(d)
01/30/2030	6.875%	405,000	414,896
WS Escrow LLC(d)
06/01/2033	7.750%	1,433,000	1,470,598
Total			16,315,161
Midstream 6.6%
AmeriGas Partners LP/Finance Corp.(d)
06/01/2030	9.500%	910,000	976,360
Antero Midstream Partners LP/Finance Corp.(d)
02/01/2032	6.625%	1,272,000	1,298,860
CNX Midstream Partners LP(d)
04/15/2030	4.750%	2,884,000	2,747,142
Delek Logistics Partners LP/Finance Corp.(d)
03/15/2029	8.625%	1,521,000	1,581,373
06/30/2033	7.375%	1,557,000	1,588,118
06/01/2034	6.875%	909,000	905,864
Harvest Midstream I LP(d)
05/15/2034	6.750%	737,000	746,974
ITT Holdings LLC(d)
08/01/2029	6.500%	169,000	167,045
NuStar Logistics LP
04/28/2027	5.625%	492,000	493,191
Rockies Express Pipeline LLC(d)
03/15/2033	6.750%	414,000	425,350
Sunoco LP(d),(f),(h)
	7.875%	2,538,000	2,639,018
Sunoco LP(d)
05/01/2029	7.000%	1,269,000	1,306,052
07/15/2031	5.375%	714,000	704,394
05/01/2032	7.250%	1,255,000	1,301,165
07/01/2033	6.250%	1,544,000	1,556,794
Venture Global Calcasieu Pass LLC(d)
08/15/2031	4.125%	1,247,000	1,170,562
11/01/2033	3.875%	1,441,000	1,284,388
05/01/2036	6.000%	1,535,000	1,551,255
Venture Global LNG, Inc.(d),(f),(h)
	9.000%	2,070,000	2,016,077
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund  | 2026
9

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Venture Global LNG, Inc.(d)
02/01/2029	9.500%	1,554,000	1,674,665
01/15/2030	7.000%	782,000	797,175
02/01/2032	9.875%	463,000	494,095
12/15/2034	6.375%	529,000	519,821
Venture Global Plaquemines LNG LLC(d)
12/15/2030	6.125%	372,000	380,522
05/01/2033	7.500%	618,000	678,254
01/15/2034	6.500%	1,407,000	1,465,709
06/15/2034	6.500%	493,000	513,363
05/01/2035	7.750%	698,000	782,482
01/15/2036	6.750%	1,937,000	2,053,207
Total			33,819,275
Oil Field Services 1.9%
Archrock Partners LP/Finance Corp.(d)
09/01/2032	6.625%	769,000	783,214
Archrock Services LP /Partners Finance Corp.(d)
02/01/2034	6.000%	1,269,000	1,260,669
Kodiak Gas Services LLC(d)
04/01/2031	5.875%	672,000	673,403
10/01/2033	6.500%	1,040,000	1,052,776
10/01/2035	6.750%	606,000	621,617
Nabors Industries, Inc.(d)
01/31/2030	9.125%	1,481,000	1,548,195
08/15/2031	8.875%	229,000	235,185
11/15/2032	7.625%	714,000	730,221
Oceaneering International, Inc.(d),(g)
07/15/2034	6.875%	661,000	671,725
Transocean Aquila Ltd.(d)
09/30/2028	8.000%	959,384	979,492
USA Compression Partners LP/Finance Corp.(d)
03/15/2029	7.125%	985,000	1,009,134
Total			9,565,631
Other Industry 0.5%
Installed Building Products, Inc.(d)
02/01/2034	5.625%	837,000	824,474
Williams Scotsman International, Inc.(d)
08/15/2028	4.625%	812,000	805,306
Williams Scotsman, Inc.(d)
06/15/2029	6.625%	758,000	773,938
04/15/2030	6.625%	296,000	304,904
Total			2,708,622
Other REIT 1.2%
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(d)
10/01/2028	5.875%	1,338,000	1,337,743
05/15/2029	4.875%	825,000	806,756
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RHP Hotel Properties LP/Finance Corp.(d)
07/15/2028	7.250%	496,000	505,701
02/15/2029	4.500%	545,000	533,860
04/01/2032	6.500%	772,000	789,630
06/15/2033	6.500%	554,000	568,469
03/15/2034	5.750%	240,000	237,439
RLJ Lodging Trust LP(d)
07/01/2026	3.750%	194,000	193,992
09/15/2029	4.000%	859,000	818,144
Service Properties Trust(d)
11/15/2031	8.625%	482,000	507,655
Total			6,299,389
Packaging 0.9%
Ardagh Metal Packaging Finance USA LLC/PLC(d)
01/30/2031	6.250%	527,000	532,595
Clydesdale Acquisition Holdings, Inc.(d)
04/15/2030	8.750%	1,604,000	1,582,421
04/15/2032	6.750%	497,000	482,445
Sword Purchaser LLC(d)
04/15/2033	8.250%	1,277,000	1,320,908
04/15/2034	10.500%	917,000	958,255
Total			4,876,624
Pharmaceuticals 1.5%
1261229 BC Ltd.(d)
04/15/2032	10.000%	2,339,000	2,367,623
Bausch Health Companies, Inc.(d)
06/01/2028	4.875%	1,471,000	1,360,017
Grifols Escrow Issuer SA(d)
10/15/2028	4.750%	2,301,000	2,258,841
Jazz Securities DAC(d)
01/15/2029	4.375%	796,000	779,483
Organon Finance 1 LLC(d)
04/30/2028	4.125%	890,000	878,770
04/30/2031	5.125%	247,000	244,466
Total			7,889,200
Property & Casualty 4.5%
Acrisure LLC/Finance, Inc.(d)
11/06/2030	7.500%	1,355,000	1,284,790
07/01/2032	6.750%	1,833,000	1,647,932
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	4.250%	1,379,000	1,362,321
04/15/2028	6.750%	1,776,000	1,789,901
01/15/2031	7.000%	656,000	666,586
10/01/2031	6.500%	1,304,000	1,300,135
10/01/2032	7.375%	1,295,000	1,286,643
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Variable Portfolio – Income Opportunities Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AmWINS Group, Inc.(d)
02/15/2029	6.375%	494,000	496,162
Ardonagh Finco Ltd.(d)
02/15/2031	7.750%	2,413,000	2,440,546
Asurion LLC and Asurion Co-Issuer, Inc.(d)
02/01/2034	8.375%	596,000	552,352
Howden UK Refinance PLC/2 PLC/US Refinance LLC(d)
02/15/2031	7.250%	985,000	954,081
HUB International Ltd.(d)
12/01/2029	5.625%	1,780,000	1,769,833
06/15/2030	7.250%	2,963,000	3,040,837
01/31/2032	7.375%	1,952,000	1,987,797
Lumbermens Mutual Casualty Co.(d),(i)
12/01/2097	0.000%	30,000	31
Lumbermens Mutual Casualty Co.(i)
Subordinated
07/01/2026	0.000%	645,000	668
Panther Escrow Issuer LLC(d)
06/01/2031	7.125%	2,500,000	2,491,025
Total			23,071,640
Railroads 0.9%
Genesee & Wyoming, Inc.(d)
04/15/2032	6.250%	1,825,000	1,852,538
Watco Cos LLC/Finance Corp.(d)
08/01/2032	7.125%	2,637,000	2,708,238
Total			4,560,776
Restaurants 0.8%
1011778 BC ULC/New Red Finance, Inc.(d)
06/15/2029	6.125%	1,012,000	1,027,261
09/15/2029	5.625%	1,043,000	1,049,214
Fertitta Entertainment LLC/Finance Co., Inc.(d)
01/15/2029	4.625%	2,107,000	2,048,083
Total			4,124,558
Retailers 1.7%
Advance Auto Parts, Inc.(d)
08/01/2030	7.000%	703,000	721,106
08/01/2033	7.375%	1,559,000	1,614,682
Asbury Automotive Group, Inc.(d)
02/15/2032	5.000%	849,000	810,829
Beach Acquisition Bidco LLC(d),(e)
07/15/2033	10.000%	1,058,264	1,200,818
Belron UK Finance PLC(d)
10/15/2029	5.750%	577,000	579,678
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Group 1 Automotive, Inc.(d)
08/15/2028	4.000%	552,000	537,618
01/15/2030	6.375%	512,000	518,642
L Brands, Inc.
06/15/2029	7.500%	80,000	80,896
LCM Investments Holdings II LLC(d)
05/01/2029	4.875%	528,000	514,619
08/01/2031	8.250%	735,000	765,907
Lithia Motors, Inc.(d)
01/15/2031	4.375%	847,000	802,764
PetSmart LLC/Finance Corp.(d)
09/15/2032	7.500%	490,000	490,112
Total			8,637,671
Supermarkets 0.4%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
03/15/2029	3.500%	850,000	808,795
Albertsons Cos, Inc.(d)
03/31/2032	5.625%	1,064,000	1,028,236
Total			1,837,031
Technology 11.7%
Amentum Escrow Corp.(d)
08/01/2032	7.250%	1,765,000	1,817,359
APLD ComputeCo 2 LLC(d)
03/15/2031	6.750%	3,023,000	3,033,183
APLD ComputeCo 3 LLC(d)
06/15/2031	7.000%	1,463,000	1,460,872
APLD ComputeCo LLC(d)
12/15/2030	9.250%	2,273,000	2,452,322
Black Pearl Compute LLC(d)
02/15/2031	6.125%	1,249,000	1,267,483
Block, Inc.(d)
08/15/2030	5.625%	746,000	747,991
08/15/2033	6.000%	584,000	587,692
Block, Inc.
06/01/2031	3.500%	175,000	161,075
05/15/2032	6.500%	1,734,000	1,770,757
CACI International, Inc.(d)
06/15/2033	6.375%	1,559,000	1,581,207
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(d)
06/15/2029	8.000%	182,000	102,097
Central Parent, Inc./CDK Global, Inc.(d)
06/15/2029	7.250%	310,000	166,431
Cipher Compute LLC(d)
11/15/2030	7.125%	815,000	848,064
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund  | 2026
11

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clarivate Science Holdings Corp.(d)
07/01/2029	4.875%	2,083,000	1,863,788
Cloud Software Group, Inc.(d)
09/30/2029	9.000%	2,777,000	2,696,237
06/30/2032	8.250%	519,000	485,918
08/15/2033	6.625%	254,000	219,971
Core Scientific Finance I LLC(d)
05/15/2031	7.750%	1,723,000	1,746,881
CoreWeave, Inc.(d)
02/01/2031	9.000%	1,740,000	1,720,578
10/01/2031	9.750%	1,187,000	1,183,910
07/15/2032	9.625%	1,202,000	1,184,360
Entegris Escrow Corp.(d)
04/15/2029	4.750%	1,135,000	1,121,807
06/15/2030	5.950%	2,275,000	2,296,424
Flash Compute LLC(d)
12/31/2030	7.250%	716,000	736,579
HealthEquity, Inc.(d)
10/01/2029	4.500%	1,053,000	1,022,781
ION Platform Finance US, Inc.(d)
09/30/2032	7.875%	1,156,000	838,918
ION Platform Finance US, Inc./SARL(d)
05/01/2028	4.625%	1,038,000	945,371
05/01/2028	5.000%	72,000	65,909
05/15/2028	5.750%	781,000	717,044
05/01/2029	8.750%	345,000	307,675
Iron Mountain, Inc.(d)
09/15/2027	4.875%	268,000	267,497
01/15/2033	6.250%	550,000	555,213
Meridian Arc Holdco LLC(d)
04/30/2031	6.250%	2,043,000	2,046,693
NCR Corp.(d)
10/01/2028	5.000%	1,083,000	1,055,886
04/15/2029	5.125%	638,000	622,314
Neptune Bidco US, Inc.(d)
04/15/2029	9.290%	1,503,000	1,533,275
05/15/2031	10.375%	602,000	623,711
Picard Midco, Inc.(d)
03/31/2029	6.500%	1,917,000	1,860,774
PR RNO Property Owner 1 LLC(d)
05/01/2031	6.500%	2,924,000	2,920,039
Sabre GLBL, Inc.(d)
11/15/2029	10.750%	69,000	66,337
03/15/2030	10.750%	157,000	149,793
07/15/2030	11.125%	383,000	367,281
Science Applications International Corp.(d)
11/01/2033	5.875%	1,266,000	1,247,162
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Seagate Data Storage Technology Pte Ltd.(d)
07/15/2031	8.500%	234,000	244,529
Shift4 Payments LLC/Finance Sub, Inc.(d)
08/15/2032	6.750%	2,772,000	2,777,744
Stingray Compute LLC(d)
06/15/2031	6.000%	525,000	526,211
SV RNO Property Owner 1 LLC(d)
03/01/2031	5.875%	3,478,000	3,428,883
Synaptics, Inc.(d)
06/15/2029	4.000%	1,134,000	1,117,956
UKG, Inc.(d)
02/01/2031	6.875%	532,000	516,534
WEX, Inc.(d)
03/15/2033	6.500%	1,031,000	1,026,892
WULF Compute LLC(d)
10/15/2030	7.750%	626,000	657,064
ZoomInfo Technologies LLC/Finance Corp.(d)
02/01/2029	3.875%	1,844,000	1,498,537
Total			60,261,009
Transportation Services 0.5%
Avis Budget Car Rental LLC/Finance, Inc.(d)
02/15/2031	8.000%	1,745,000	1,761,784
06/15/2032	8.375%	729,000	734,073
Total			2,495,857
Wireless 0.3%
Vmed O2 UK Financing I PLC(d)
01/31/2031	4.250%	168,000	138,572
07/15/2031	4.750%	1,121,000	922,180
04/15/2032	7.750%	526,000	473,847
Total			1,534,599
Wirelines 1.3%
Fibercop SpA(d)
07/18/2036	7.200%	170,000	174,992
Iliad Holding SAS(d)
10/15/2028	7.000%	1,014,000	1,018,831
Iliad Holding SASU(d)
04/15/2031	8.500%	476,000	504,278
04/15/2032	7.000%	784,000	798,326
Level 3 Financing, Inc.(d)
01/15/2036	8.500%	999,000	1,073,573
02/15/2037	7.500%	213,000	218,738
Optics Bidco SpA(d)
06/04/2038	7.721%	585,000	610,568
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Variable Portfolio – Income Opportunities Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Windstream Escrow LLC/Finance Corp.(d)
10/01/2031	8.250%	1,296,000	1,366,735
Windstream Services LLC(d)
10/15/2033	7.500%	660,000	695,095
Total			6,461,136
Total Corporate Bonds & Notes (Cost $488,692,971)			489,335,681

Exchange-Traded Fixed Income Funds 1.4%
	Shares	Value ($)
High Yield 1.4%
Columbia Short Duration High Yield ETF(j)	345,000	6,970,725
Total Exchange-Traded Fixed Income Funds (Cost $6,944,050)		6,970,725

Foreign Government Obligations(k) 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.3%
NOVA Chemicals Corp.(d)
02/15/2030	9.000%	915,000	958,925
12/01/2031	7.000%	498,000	523,583
Total			1,482,508
Total Foreign Government Obligations (Cost $1,465,131)			1,482,508

Senior Loans 0.4%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.1%
CP Atlas Buyer, Inc.(l),(m)
Tranche B Term Loan
1-month Term SOFR + 5.250% 07/08/2030	8.894%	908,904	796,300
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.3%
Ascend Learning LLC(l),(m)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	6.644%	259,385	252,612
McAfee Corp.(l),(m)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	6.644%	1,361,923	1,205,302
Total			1,457,914
Total Senior Loans (Cost $2,464,203)			2,254,214

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.767%(j),(n)	9,384,464	9,378,833
Total Money Market Funds (Cost $9,380,362)		9,378,833
Total Investments in Securities (Cost: $509,278,702)		509,461,992
Other Assets & Liabilities, Net		6,762,936
Net Assets		516,224,928
Notes to Portfolio of Investments
(a)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2026, the total value of these securities amounted to $5, which represents less than 0.01% of total net assets.

(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2026, the total value of these securities amounted to $452,790,599, which represents 87.71% of total net assets.

(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund  | 2026
13

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2026.

(g)	Represents a security purchased on a when-issued basis.
(h)	Perpetual security with no specified maturity date.
(i)	Represents a security in default.
(j)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short Duration High Yield ETF
	6,991,425	—	—	(20,700)	6,970,725	—	—	167,884	345,000
Columbia Short-Term Cash Fund, 3.767%
	7,274,287	60,367,267	(58,261,220)	(1,501)	9,378,833	—	(1,596)	145,902	9,384,464
Total	14,265,712			(22,201)	16,349,558	—	(1,596)	313,786

(k)	Principal and interest may not be guaranteed by a governmental entity.
(l)
The stated interest rate represents the weighted average interest rate at June 30, 2026 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	Variable rate security. The interest rate shown was the current rate as of June 30, 2026.
(n)	The rate shown is the seven-day current annualized yield at June 30, 2026.
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Variable Portfolio – Income Opportunities Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Fair value measurements   (continued)
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	304	—	5	309
Consumer Discretionary	28,957	—	—	28,957
Industrials	10,765	—	—	10,765
Utilities	—	—	0 *	0 *
Total Common Stocks	40,026	—	5	40,031
Corporate Bonds & Notes	—	489,335,681	—	489,335,681
Exchange-Traded Fixed Income Funds	6,970,725	—	—	6,970,725
Foreign Government Obligations	—	1,482,508	—	1,482,508
Senior Loans	—	2,254,214	—	2,254,214
Money Market Funds	9,378,833	—	—	9,378,833
Total Investments in Securities	16,389,584	493,072,403	5	509,461,992

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund  | 2026
15

Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $492,954,290)	$493,112,434
Affiliated issuers (cost $16,324,412)	16,349,558
Cash	30,606
Receivable for:
Investments sold	987,444
Investments sold on a delayed delivery basis	711,320
Capital shares sold	57,794
Dividends	27,174
Interest	8,441,992
Foreign tax reclaims	13,044
Expense reimbursement due from Investment Manager	739
Prepaid expenses	585
Total assets	519,732,690
Liabilities
Payable for:
Investments purchased	851,155
Investments purchased on a delayed delivery basis	1,998,870
Capital shares redeemed	322,418
Management services fees	9,222
Distribution and/or service fees	570
Service fees	10,741
Compensation of chief compliance officer	41
Compensation of board members	1,693
Other expenses	36,067
Deferred compensation of board members	276,985
Total liabilities	3,507,762
Net assets applicable to outstanding capital stock	$516,224,928
Represented by
Paid in capital	481,761,713
Total distributable earnings (loss)	34,463,215
Total - representing net assets applicable to outstanding capital stock	$516,224,928
Class 1
Net assets	$387,687,152
Shares outstanding	56,167,824
Net asset value per share	$6.90
Class 2
Net assets	$37,760,601
Shares outstanding	5,527,803
Net asset value per share	$6.83
Class 3
Net assets	$90,777,175
Shares outstanding	13,048,530
Net asset value per share	$6.96
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Variable Portfolio – Income Opportunities Fund  | 2026

Statement of Operations
Six Months Ended June 30, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$588
Dividends — affiliated issuers	313,786
Interest	16,480,612
Foreign taxes withheld	(3,545)
Total income	16,791,441
Expenses:
Management services fees	1,671,426
Distribution and/or service fees
Class 2	45,997
Class 3	56,607
Service fees	49,116
Custodian fees	4,560
Printing and postage fees	9,389
Accounting services fees	16,239
Legal fees	10,600
Compensation of chief compliance officer	41
Compensation of board members	8,257
Deferred compensation of board members	41,708
Other	6,277
Total expenses	1,920,217
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(176,758)
Total net expenses	1,743,459
Net investment income	15,047,982
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(355,922)
Investments — affiliated issuers	(1,596)
Net realized loss	(357,518)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(4,831,503)
Investments — affiliated issuers	(22,201)
Net change in unrealized appreciation (depreciation)	(4,853,704)
Net realized and unrealized loss	(5,211,222)
Net increase in net assets resulting from operations	$9,836,760
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund  | 2026
17

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment income	$15,047,982	$30,007,384
Net realized loss	(357,518)	(405,470)
Net change in unrealized appreciation (depreciation)	(4,853,704)	13,298,787
Net increase in net assets resulting from operations	9,836,760	42,900,701
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(7,757,147)
Class 2	—	(649,826)
Class 3	—	(1,720,842)
Total distributions to shareholders	—	(10,127,815)
Decrease in net assets from capital stock activity	(14,350,228)	(33,555,041)
Total decrease in net assets	(4,513,468)	(782,155)
Net assets at beginning of period	520,738,396	521,520,551
Net assets at end of period	$516,224,928	$520,738,396

	Six Months Ended		Year Ended
	June 30, 2026 (Unaudited)		December 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	312,127	2,134,785	366,242	2,424,111
Distributions reinvested	—	—	1,182,492	7,757,147
Shares redeemed	(1,984,907)	(13,469,860)	(5,389,278)	(35,049,163)
Net decrease	(1,672,780)	(11,335,075)	(3,840,544)	(24,867,905)
Class 2
Shares sold	342,890	2,318,404	426,027	2,768,760
Distributions reinvested	—	—	99,820	649,826
Shares redeemed	(382,557)	(2,589,330)	(636,584)	(4,145,353)
Net decrease	(39,667)	(270,926)	(110,737)	(726,767)
Class 3
Shares sold	228,491	1,573,815	274,473	1,829,148
Distributions reinvested	—	—	259,946	1,720,842
Shares redeemed	(626,922)	(4,318,042)	(1,739,073)	(11,510,359)
Net decrease	(398,431)	(2,744,227)	(1,204,654)	(7,960,369)
Total net decrease	(2,110,878)	(14,350,228)	(5,155,935)	(33,555,041)
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Variable Portfolio – Income Opportunities Fund  | 2026

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Columbia Variable Portfolio – Income Opportunities Fund  | 2026
19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$6.77	0.20	(0.07)	0.13	—	—	—
Year Ended 12/31/2025	$6.35	0.38	0.17	0.55	(0.13)	—	(0.13)
Year Ended 12/31/2024	$6.35	0.36	0.01 (c)	0.37	(0.37)	—	(0.37)
Year Ended 12/31/2023	$6.00	0.34	0.34	0.68	(0.33)	—	(0.33)
Year Ended 12/31/2022	$7.33	0.31	(1.03)	(0.72)	(0.37)	(0.24)	(0.61)
Year Ended 12/31/2021	$7.71	0.33	0.01 (c)	0.34	(0.72)	—	(0.72)
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$6.71	0.19	(0.07)	0.12	—	—	—
Year Ended 12/31/2025	$6.30	0.36	0.17	0.53	(0.12)	—	(0.12)
Year Ended 12/31/2024	$6.30	0.34	0.01 (c)	0.35	(0.35)	—	(0.35)
Year Ended 12/31/2023	$5.95	0.32	0.34	0.66	(0.31)	—	(0.31)
Year Ended 12/31/2022	$7.27	0.29	(1.02)	(0.73)	(0.35)	(0.24)	(0.59)
Year Ended 12/31/2021	$7.66	0.30	0.01 (c)	0.31	(0.70)	—	(0.70)
Class 3
Six Months Ended 6/30/2026 (Unaudited)	$6.83	0.20	(0.07)	0.13	—	—	—
Year Ended 12/31/2025	$6.41	0.38	0.17	0.55	(0.13)	—	(0.13)
Year Ended 12/31/2024	$6.40	0.36	0.01 (c)	0.37	(0.36)	—	(0.36)
Year Ended 12/31/2023	$6.04	0.33	0.35	0.68	(0.32)	—	(0.32)
Year Ended 12/31/2022	$7.38	0.30	(1.04)	(0.74)	(0.36)	(0.24)	(0.60)
Year Ended 12/31/2021	$7.75	0.32	0.02 (c)	0.34	(0.71)	—	(0.71)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

The accompanying Notes to Financial Statements are an integral part of this statement.
20
Columbia Variable Portfolio – Income Opportunities Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$6.90	1.92%	0.71%	0.64%	5.91%	23%	$387,687
Year Ended 12/31/2025	$6.77	8.78%	0.70%	0.64%	5.83%	44%	$391,578
Year Ended 12/31/2024	$6.35	5.90%	0.78%	0.64%	5.80%	34%	$391,887
Year Ended 12/31/2023	$6.35	11.56%	0.80%	0.64%	5.54%	24%	$16,407
Year Ended 12/31/2022	$6.00	(10.01% )	0.79%	0.64%	4.79%	26%	$15,940
Year Ended 12/31/2021	$7.33	4.50%	0.77%	0.66%	4.26%	50%	$19,891
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$6.83	1.79%	0.96%	0.89%	5.66%	23%	$37,761
Year Ended 12/31/2025	$6.71	8.43%	0.95%	0.89%	5.58%	44%	$37,348
Year Ended 12/31/2024	$6.30	5.71%	1.06%	0.89%	5.38%	34%	$35,756
Year Ended 12/31/2023	$6.30	11.36%	1.05%	0.89%	5.29%	24%	$34,375
Year Ended 12/31/2022	$5.95	(10.22% )	1.04%	0.89%	4.55%	26%	$32,300
Year Ended 12/31/2021	$7.27	4.14%	1.05%	0.90%	4.07%	50%	$36,232
Class 3
Six Months Ended 6/30/2026 (Unaudited)	$6.96	1.90%	0.83%	0.77%	5.78%	23%	$90,777
Year Ended 12/31/2025	$6.83	8.58%	0.82%	0.76%	5.71%	44%	$91,812
Year Ended 12/31/2024	$6.41	5.90%	0.94%	0.76%	5.50%	34%	$93,877
Year Ended 12/31/2023	$6.40	11.51%	0.93%	0.77%	5.41%	24%	$97,226
Year Ended 12/31/2022	$6.04	(10.21% )	0.91%	0.76%	4.66%	26%	$97,202
Year Ended 12/31/2021	$7.38	4.48%	0.92%	0.78%	4.19%	50%	$124,846
The accompanying Notes to Financial Statements are an integral part of this statement.
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21

Notes to Financial Statements
June 30, 2026 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Income Opportunities Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not
22
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Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased on a delayed delivery basis. The Fund designates cash or liquid securities to cover these commitments.
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23

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Income and capital gain distributions from investments in underlying funds, if any, are recorded on the ex-dividend date.
24
Columbia Variable Portfolio – Income Opportunities Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for
Columbia Variable Portfolio – Income Opportunities Fund  | 2026
25

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2026 was 0.65% of the Fund’s average daily net assets.
The Investment Manager has contractually agreed to implement a waiver with respect to Fund assets invested in funds that pay a management or advisory fee to the Investment Manager or its affiliate (underlying affiliated funds). Under this arrangement, the Investment Manager waives its net management fee (management fee less reimbursements/waivers) with respect to the Fund in an amount equal to the net management or advisory fee (fee less reimbursement/waivers) payable by an underlying affiliated fund on the assets invested by the Fund in the underlying affiliated fund.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2026 was 0.02% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
26
Columbia Variable Portfolio – Income Opportunities Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2027 (%)
Class 1	0.64
Class 2	0.89
Class 3	0.765
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
509,279,000	5,617,000	(5,434,000)	183,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(1,035,354)	(8,730,876)	(9,766,230)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Variable Portfolio – Income Opportunities Fund  | 2026
27

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $115,831,482 and $116,586,684, respectively, for the six months ended June 30, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2026.
28
Columbia Variable Portfolio – Income Opportunities Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At June 30, 2026, affiliated shareholders of record owned 97.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse
Columbia Variable Portfolio – Income Opportunities Fund  | 2026
29

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
30
Columbia Variable Portfolio – Income Opportunities Fund  | 2026

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Income Opportunities Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Columbia Variable Portfolio – Income Opportunities Fund  | 2026
31

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, and (iii) the net assets of the Fund. The Board observed that the Fund’s performance on a gross basis ranked above median for certain periods relative to its peers based on information provided by eVest.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
32
Columbia Variable Portfolio – Income Opportunities Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
Columbia Variable Portfolio – Income Opportunities Fund  | 2026
33

Approval of Management Agreement (continued)
(Unaudited)
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
34
Columbia Variable Portfolio – Income Opportunities Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Variable Portfolio – Income Opportunities Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
SAR7011_(08/26)

Columbia Variable Portfolio – Core Equity Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)
This Fund is closed to new investors.
Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by owning RiverSource Variable Annuity Fund A or RiverSource Variable Annuity Fund B and allocating your purchase payments to the variable account that invests in the Fund. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Core Equity Fund | 2026

Portfolio of Investments
June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.1%
Issuer	Shares	Value ($)
Communication Services 9.7%
Interactive Media & Services 9.7%
Alphabet, Inc., Class A	43,268	15,462,685
Meta Platforms, Inc., Class A	12,006	6,762,860
Total		22,225,545
Total Communication Services		22,225,545
Consumer Discretionary 9.2%
Automobile Components 0.4%
Aptiv PLC(a)	13,111	804,753
Automobiles 1.2%
General Motors Co.	5,609	432,342
Tesla, Inc.(a)	5,475	2,302,785
Total		2,735,127
Broadline Retail 2.3%
Amazon.com, Inc.(a)	22,538	5,371,707
Hotels, Restaurants & Leisure 1.6%
Expedia Group, Inc.	7,858	2,010,705
Las Vegas Sands Corp.	33,775	1,560,067
Total		3,570,772
Household Durables 0.2%
D.R. Horton, Inc.	2,363	384,885
Specialty Retail 1.2%
Ross Stores, Inc.	13,250	2,820,263
Textiles, Apparel & Luxury Goods 2.3%
Ralph Lauren Corp.	5,350	2,147,544
Tapestry, Inc.	21,522	3,150,390
Total		5,297,934
Total Consumer Discretionary		20,985,441
Consumer Staples 4.3%
Beverages 0.5%
Molson Coors Beverage Co., Class B	29,573	1,152,164
Consumer Staples Distribution & Retail 0.2%
Kroger Co. (The)	10,637	590,673
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.6%
Colgate-Palmolive Co.	4,983	456,841
Procter & Gamble Co. (The)	21,348	3,130,471
Total		3,587,312
Tobacco 2.0%
Altria Group, Inc.	63,155	4,544,002
Total Consumer Staples		9,874,151
Energy 2.9%
Oil, Gas & Consumable Fuels 2.9%
Chevron Corp.	23,433	3,884,254
Exxon Mobil Corp.	5,159	705,339
Valero Energy Corp.	8,201	2,135,868
Total		6,725,461
Total Energy		6,725,461
Financials 11.4%
Banks 2.1%
Citigroup, Inc.	21,786	3,049,168
U.S. Bancorp	29,977	1,810,611
Total		4,859,779
Capital Markets 4.4%
Bank of New York Mellon Corp. (The)	27,785	4,017,989
Blackrock, Inc.	2,121	2,039,469
Charles Schwab Corp. (The)	25,084	2,314,500
CME Group, Inc.	1,725	380,932
S&P Global, Inc.	3,270	1,331,740
Total		10,084,630
Consumer Finance 1.3%
Synchrony Financial	40,520	3,081,546
Financial Services 1.8%
MasterCard, Inc., Class A	7,905	4,060,008
Insurance 1.8%
Allstate Corp. (The)	17,136	4,077,340
Total Financials		26,163,303
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Core Equity Fund  | 2026
3

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 8.6%
Biotechnology 2.1%
AbbVie, Inc.	7,564	1,903,405
Amgen, Inc.	1,777	643,487
Argenx SE, ADR(a)	284	263,486
BioMarin Pharmaceutical, Inc.(a)	4,549	260,294
Insmed, Inc.(a)	6,448	687,486
Vertex Pharmaceuticals, Inc.(a)	2,403	1,193,642
Total		4,951,800
Health Care Providers & Services 1.7%
Centene Corp.(a)	39,781	2,553,543
CVS Health Corp.	12,285	1,270,883
Total		3,824,426
Life Sciences Tools & Services 0.9%
Charles River Laboratories International, Inc.(a)	8,838	2,004,370
Pharmaceuticals 3.9%
Bristol-Myers Squibb Co.	71,818	4,138,153
Pfizer, Inc.	64,988	1,564,911
Viatris, Inc.	198,687	3,155,150
Total		8,858,214
Total Health Care		19,638,810
Industrials 8.3%
Aerospace & Defense 1.7%
General Dynamics Corp.	11,183	3,961,466
Air Freight & Logistics 1.4%
FedEx Corp.	10,170	3,184,532
Building Products 0.2%
AO Smith Corp.	5,908	370,550
Machinery 4.0%
Cummins, Inc.	4,382	3,125,286
Nordson Corp.	4,286	1,293,043
Pentair PLC	20,999	1,609,783
Snap-On, Inc.	7,871	3,167,291
Total		9,195,403
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 1.0%
Automatic Data Processing, Inc.	4,872	1,091,085
Broadridge Financial Solutions, Inc.	7,973	1,091,902
Total		2,182,987
Total Industrials		18,894,938
Information Technology 37.6%
Communications Equipment 3.3%
Arista Networks, Inc.(a)	25,597	4,348,419
Cisco Systems, Inc.	26,555	3,119,150
Total		7,467,569
Electronic Equipment, Instruments & Components 1.7%
Keysight Technologies, Inc.(a)	11,439	4,004,451
Semiconductors & Semiconductor Equipment 16.6%
Advanced Micro Devices, Inc.(a)	2,191	1,272,774
Broadcom, Inc.	8,687	3,281,514
KLA Corp.	4,146	1,250,889
Lam Research Corp.	5,596	2,424,915
Micron Technology, Inc.	4,158	4,799,538
NVIDIA Corp.	105,152	21,039,864
Teradyne, Inc.	8,092	3,915,233
Total		37,984,727
Software 7.6%
Adobe, Inc.(a)	11,038	2,263,011
Fortinet, Inc.(a)	21,663	3,327,870
Microsoft Corp.	24,728	9,224,038
Palantir Technologies, Inc., Class A(a)	18,601	2,170,179
ServiceNow, Inc.(a)	3,540	351,451
Total		17,336,549
Technology Hardware, Storage & Peripherals 8.4%
Apple, Inc.(b)	61,643	17,837,019
Sandisk Corp.(a)	606	1,377,880
Total		19,214,899
Total Information Technology		86,008,195
Materials 1.9%
Chemicals 0.9%
CF Industries Holdings, Inc.	18,069	1,956,150
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Variable Portfolio – Core Equity Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 1.0%
Newmont Corp.	25,698	2,400,193
Total Materials		4,356,343
Real Estate 1.7%
Hotel & Resort REITs 0.6%
Host Hotels & Resorts, Inc.	59,499	1,410,721
Specialized REITs 1.1%
Equinix, Inc.	2,422	2,524,669
Total Real Estate		3,935,390
Utilities 2.5%
Electric Utilities 2.0%
Edison International	18,485	1,376,208
Exelon Corp.	28,339	1,321,164
PG&E Corp.	120,015	2,018,653
Total		4,716,025
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 0.5%
AES Corp. (The)	75,870	1,112,254
Total Utilities		5,828,279
Total Common Stocks (Cost $156,217,250)		224,635,856

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.767%(c),(d)	4,470,514	4,467,832
Total Money Market Funds (Cost $4,468,381)		4,467,832
Total Investments in Securities (Cost: $160,685,631)		229,103,688
Other Assets & Liabilities, Net		(135,319)
Net Assets		228,968,369
At June 30, 2026, securities and/or cash totaling $748,574 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	13	09/2026	USD	4,906,363	71,591	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2026.
(d)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.767%
	2,184,773	11,470,633	(9,187,019)	(555)	4,467,832	(650)	45,889	4,470,514
Abbreviation Legend
ADR	American Depositary Receipt
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Core Equity Fund  | 2026
5

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	22,225,545	—	—	22,225,545
Consumer Discretionary	20,985,441	—	—	20,985,441
Consumer Staples	9,874,151	—	—	9,874,151
Energy	6,725,461	—	—	6,725,461
Financials	26,163,303	—	—	26,163,303
Health Care	19,638,810	—	—	19,638,810
Industrials	18,894,938	—	—	18,894,938
Information Technology	86,008,195	—	—	86,008,195
Materials	4,356,343	—	—	4,356,343
Real Estate	3,935,390	—	—	3,935,390
Utilities	5,828,279	—	—	5,828,279
Total Common Stocks	224,635,856	—	—	224,635,856
Money Market Funds	4,467,832	—	—	4,467,832
Total Investments in Securities	229,103,688	—	—	229,103,688
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Variable Portfolio – Core Equity Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Derivatives
Asset
Futures Contracts	71,591	—	—	71,591
Total	229,175,279	—	—	229,175,279
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Core Equity Fund  | 2026
7

Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $156,217,250)	$224,635,856
Affiliated issuers (cost $4,468,381)	4,467,832
Receivable for:
Dividends	208,007
Foreign tax reclaims	298
Variation margin for futures contracts	31,200
Expense reimbursement due from Investment Manager	246
Prepaid expenses	594
Total assets	229,344,033
Liabilities
Payable for:
Capital shares redeemed	239,891
Management services fees	2,495
Compensation of chief compliance officer	17
Compensation of board members	1,363
Other expenses	27,742
Deferred compensation of board members	104,156
Total liabilities	375,664
Net assets applicable to outstanding capital stock	$228,968,369
Represented by
Trust capital	$228,968,369
Total - representing net assets applicable to outstanding capital stock	$228,968,369
Shares outstanding	3,875,750
Net asset value per share	59.08
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Variable Portfolio – Core Equity Fund  | 2026

Statement of Operations
Six Months Ended June 30, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$1,475,461
Dividends — affiliated issuers	45,889
Total income	1,521,350
Expenses:
Management services fees	441,156
Custodian fees	4,506
Printing and postage fees	5,879
Accounting services fees	15,990
Legal fees	8,668
Interest on collateral	91
Compensation of chief compliance officer	18
Compensation of board members	6,706
Deferred compensation of board members	16,775
Other	4,158
Total expenses	503,947
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(62,641)
Total net expenses	441,306
Net investment income	1,080,044
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	10,070,608
Investments — affiliated issuers	(650)
Futures contracts	164,439
Net realized gain	10,234,397
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	1,657,769
Investments — affiliated issuers	(555)
Futures contracts	93,528
Net change in unrealized appreciation (depreciation)	1,750,742
Net realized and unrealized gain	11,985,139
Net increase in net assets resulting from operations	$13,065,183
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Core Equity Fund  | 2026
9

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment income	$1,080,044	$2,287,398
Net realized gain	10,234,397	24,375,104
Net change in unrealized appreciation (depreciation)	1,750,742	3,284,154
Net increase in net assets resulting from operations	13,065,183	29,946,656
Decrease in net assets from capital stock activity	(8,817,396)	(27,653,552)
Total increase in net assets	4,247,787	2,293,104
Net assets at beginning of period	224,720,582	222,427,478
Net assets at end of period	$228,968,369	$224,720,582

	Six Months Ended		Year Ended
	June 30, 2026 (Unaudited)		December 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Shares sold	82	4,878	41,157	2,129,016
Shares redeemed	(157,300)	(8,822,274)	(596,394)	(29,782,568)
Total net decrease	(157,218)	(8,817,396)	(555,237)	(27,653,552)
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Variable Portfolio – Core Equity Fund  | 2026

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Per share data
Net asset value, beginning of period	$55.72	$48.48	$38.37	$30.75	$37.75	$28.34
Income from investment operations:
Net investment income	0.27	0.53	0.52	0.47	0.43	0.41
Net realized and unrealized gain (loss)	3.09	6.71	9.59	7.15	(7.43)	9.00
Total from investment operations	3.36	7.24	10.11	7.62	(7.00)	9.41
Net asset value, end of period	$59.08	$55.72	$48.48	$38.37	$30.75	$37.75
Total return	6.03%	14.93%	26.35%	24.78%	(18.54%)	33.20%
Ratios to average net assets
Total gross expenses(a)	0.46%(b)	0.45%(b)	0.45%(b)	0.45%(b)	0.44%	0.45%
Total net expenses(a),(c)	0.40%(b)	0.40%(b)	0.40%(b)	0.40%(b)	0.40%	0.40%
Net investment income	0.98%	1.06%	1.16%	1.37%	1.33%	1.24%
Supplemental data
Portfolio turnover	26%	52%	48%	52%	48%	56%
Net assets, end of period (in thousands)	$228,968	$224,721	$222,427	$198,105	$175,136	$238,272

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Ratios include interest on collateral expense which is less than 0.01%.
(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Core Equity Fund  | 2026
11

Notes to Financial Statements
June 30, 2026 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Core Equity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). You may not buy (nor will you own) shares of the Fund directly. You invest by owning RiverSource Variable Annuity Fund A or RiverSource Variable Annuity Fund B, issued by RiverSource Life Insurance Company (Participating Insurance Companies), and allocating your purchase payments to the variable account that invests in the Fund. Refer to your variable annuity contract prospectus for information regarding the investment options available to you. The Fund is closed to new investors.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency
12
Columbia Variable Portfolio – Core Equity Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
Columbia Variable Portfolio – Core Equity Fund  | 2026
13

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and
14
Columbia Variable Portfolio – Core Equity Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2026:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	71,591 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	164,439

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	93,528
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	2,813,223
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions
Columbia Variable Portfolio – Core Equity Fund  | 2026
15

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of the Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
The Fund is a disregarded entity for federal income tax purposes and does not expect to make regular distributions to shareholders. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The shareholder is subject to tax on its distributive share of the Fund’s income and losses. The components of the Fund’s net assets are reported at the shareholder level for tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
16
Columbia Variable Portfolio – Core Equity Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to 0.40% of the Fund’s daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, under which the Fund did not pay any fees to the Transfer Agent during the reporting period.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) indefinitely, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.40% of the Fund’s average daily net assets.
Under the agreement governing this fee waiver and/or expense reimbursement arrangement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is
Columbia Variable Portfolio – Core Equity Fund  | 2026
17

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $56,942,120 and $66,761,797, respectively, for the six months ended June 30, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2026.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2026.
18
Columbia Variable Portfolio – Core Equity Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At June 30, 2026, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse
Columbia Variable Portfolio – Core Equity Fund  | 2026
19

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
20
Columbia Variable Portfolio – Core Equity Fund  | 2026

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Core Equity Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Columbia Variable Portfolio – Core Equity Fund  | 2026
21

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
22
Columbia Variable Portfolio – Core Equity Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was  below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board took into account, however, that the Management Agreement already provides for a relatively low flat fee regardless of the Fund’s asset level, and requires Columbia Threadneedle to provide investment advice, as well as administrative, accounting and other services to the Fund.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Core Equity Fund  | 2026
23

Columbia Variable Portfolio – Core Equity Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
SAR7003_(08/26)

Columbia Variable Portfolio – Select Mid Cap Value Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Select Mid Cap Value Fund | 2026

Portfolio of Investments
June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.9%
Issuer	Shares	Value ($)
Communication Services 4.3%
Entertainment 2.1%
Take-Two Interactive Software, Inc.(a)	24,532	6,132,510
Media 2.2%
Nexstar Media Group, Inc., Class A	34,509	6,162,962
Total Communication Services		12,295,472
Consumer Discretionary 9.2%
Hotels, Restaurants & Leisure 2.2%
Hyatt Hotels Corp., Class A	31,775	6,159,266
Household Durables 2.2%
D.R. Horton, Inc.	39,245	6,392,226
Leisure Products 1.8%
Hasbro, Inc.	63,154	5,215,889
Specialty Retail 3.0%
Burlington Stores, Inc.(a)	14,417	4,567,306
O’Reilly Automotive, Inc.(a)	45,360	4,177,202
Total		8,744,508
Total Consumer Discretionary		26,511,889
Consumer Staples 5.4%
Consumer Staples Distribution & Retail 3.8%
Dollar Tree, Inc.(a)	33,718	4,078,192
U.S. Foods Holding Corp.(a)	68,928	7,047,888
Total		11,126,080
Food Products 1.6%
Tyson Foods, Inc., Class A	78,273	4,481,129
Total Consumer Staples		15,607,209
Energy 5.9%
Oil, Gas & Consumable Fuels 5.9%
Devon Energy Corp.	165,868	6,853,666
Marathon Petroleum Corp.	39,829	10,183,080
Total		17,036,746
Total Energy		17,036,746
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 16.6%
Banks 4.8%
Popular, Inc.	44,727	7,343,279
Regions Financial Corp.	212,767	6,425,563
Total		13,768,842
Capital Markets 1.6%
Carlyle Group, Inc. (The)	111,079	4,677,537
Consumer Finance 2.1%
Capital One Financial Corp.	30,158	6,050,298
Financial Services 3.7%
Global Payments, Inc.	48,883	3,546,950
Voya Financial, Inc.	80,301	7,269,650
Total		10,816,600
Insurance 4.4%
Hanover Insurance Group, Inc. (The)	30,565	6,544,578
Kemper Corp.	60,435	1,629,327
Reinsurance Group of America, Inc.	20,757	4,413,976
Total		12,587,881
Total Financials		47,901,158
Health Care 8.0%
Health Care Equipment & Supplies 1.5%
Zimmer Biomet Holdings, Inc.	48,703	4,192,841
Health Care Providers & Services 4.9%
Centene Corp.(a)	58,940	3,783,359
Humana, Inc.	10,216	4,057,999
Quest Diagnostics, Inc.	30,418	6,447,095
Total		14,288,453
Life Sciences Tools & Services 1.6%
Agilent Technologies, Inc.	35,850	4,761,956
Total Health Care		23,243,250
Industrials 16.4%
Aerospace & Defense 2.3%
ATI, Inc.(a)	33,992	6,699,823
Building Products 2.1%
Trane Technologies PLC	12,632	6,204,333
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Mid Cap Value Fund  | 2026
3

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 2.7%
AMETEK, Inc.	31,855	7,706,999
Machinery 5.0%
Ingersoll Rand, Inc.	79,210	6,494,428
ITT, Inc.	40,368	7,983,176
Total		14,477,604
Passenger Airlines 2.4%
Southwest Airlines Co.	137,601	7,075,443
Professional Services 1.9%
CACI International, Inc., Class A(a)	11,661	5,402,075
Total Industrials		47,566,277
Information Technology 12.2%
Communications Equipment 1.9%
Motorola Solutions, Inc.	13,372	5,553,258
Electronic Equipment, Instruments & Components 3.1%
CDW Corp.	35,000	4,922,400
Corning, Inc.	15,949	4,073,853
Total		8,996,253
Semiconductors & Semiconductor Equipment 4.0%
ON Semiconductor Corp.(a)	72,413	6,845,925
Teradyne, Inc.	9,942	4,810,337
Total		11,656,262
Software 3.2%
Dynatrace, Inc.(a)	110,000	4,830,100
Tyler Technologies, Inc.(a)	15,000	4,386,900
Total		9,217,000
Total Information Technology		35,422,773
Materials 5.4%
Chemicals 1.3%
Chemours Co. (The)	177,739	3,647,204
Containers & Packaging 2.4%
Smurfit WestRock PLC	148,235	6,857,351
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 1.7%
Freeport-McMoRan, Inc.	80,557	5,066,230
Total Materials		15,570,785
Real Estate 8.2%
Health Care REITs 2.5%
Welltower, Inc.	31,754	7,207,206
Industrial REITs 2.2%
First Industrial Realty Trust, Inc.	102,658	6,293,962
Specialized REITs 3.5%
Gaming and Leisure Properties, Inc.	112,311	5,001,209
Lamar Advertising Co., Class A	33,480	5,222,210
Total		10,223,419
Total Real Estate		23,724,587
Utilities 7.3%
Electric Utilities 4.7%
Entergy Corp.	72,840	8,366,402
PG&E Corp.	304,968	5,129,562
Total		13,495,964
Multi-Utilities 2.6%
Ameren Corp.	66,760	7,546,551
Total Utilities		21,042,515
Total Common Stocks (Cost $182,034,081)		285,922,661

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.767%(b),(c)	3,084,636	3,082,785
Total Money Market Funds (Cost $3,083,101)		3,082,785
Total Investments in Securities (Cost: $185,117,182)		289,005,446
Other Assets & Liabilities, Net		116,342
Net Assets		289,121,788
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Variable Portfolio – Select Mid Cap Value Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.767%
	1,983,644	19,923,868	(18,824,412)	(315)	3,082,785	(817)	44,615	3,084,636
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	12,295,472	—	—	12,295,472
Consumer Discretionary	26,511,889	—	—	26,511,889
Consumer Staples	15,607,209	—	—	15,607,209
Energy	17,036,746	—	—	17,036,746
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Mid Cap Value Fund  | 2026
5

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Financials	47,901,158	—	—	47,901,158
Health Care	23,243,250	—	—	23,243,250
Industrials	47,566,277	—	—	47,566,277
Information Technology	35,422,773	—	—	35,422,773
Materials	15,570,785	—	—	15,570,785
Real Estate	23,724,587	—	—	23,724,587
Utilities	21,042,515	—	—	21,042,515
Total Common Stocks	285,922,661	—	—	285,922,661
Money Market Funds	3,082,785	—	—	3,082,785
Total Investments in Securities	289,005,446	—	—	289,005,446
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Variable Portfolio – Select Mid Cap Value Fund  | 2026

Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $182,034,081)	$285,922,661
Affiliated issuers (cost $3,083,101)	3,082,785
Receivable for:
Investments sold	1,283,434
Dividends	244,990
Foreign tax reclaims	3,316
Expense reimbursement due from Investment Manager	603
Prepaid expenses	667
Total assets	290,538,456
Liabilities
Payable for:
Investments purchased	536,408
Capital shares redeemed	693,901
Management services fees	6,510
Distribution and/or service fees	747
Service fees	13,281
Compensation of chief compliance officer	21
Compensation of board members	1,398
Other expenses	30,367
Deferred compensation of board members	134,035
Total liabilities	1,416,668
Net assets applicable to outstanding capital stock	$289,121,788
Represented by
Trust capital	$289,121,788
Total - representing net assets applicable to outstanding capital stock	$289,121,788
Class 1
Net assets	$142,043,948
Shares outstanding	2,413,539
Net asset value per share	$58.85
Class 2
Net assets	$71,258,887
Shares outstanding	1,257,446
Net asset value per share	$56.67
Class 3
Net assets	$75,818,953
Shares outstanding	1,313,118
Net asset value per share	$57.74
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Mid Cap Value Fund  | 2026
7

Statement of Operations
Six Months Ended June 30, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$2,193,877
Dividends — affiliated issuers	44,615
Foreign taxes withheld	(10,626)
Total income	2,227,866
Expenses:
Management services fees	1,101,216
Distribution and/or service fees
Class 2	79,226
Class 3	42,858
Service fees	57,143
Custodian fees	2,945
Printing and postage fees	7,644
Accounting services fees	16,239
Legal fees	8,969
Compensation of chief compliance officer	21
Compensation of board members	6,932
Deferred compensation of board members	21,408
Other	4,989
Total expenses	1,349,590
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(126,082)
Total net expenses	1,223,508
Net investment income	1,004,358
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	34,765,805
Investments — affiliated issuers	(817)
Net realized gain	34,764,988
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	23,072,374
Investments — affiliated issuers	(315)
Net change in unrealized appreciation (depreciation)	23,072,059
Net realized and unrealized gain	57,837,047
Net increase in net assets resulting from operations	$58,841,405
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Variable Portfolio – Select Mid Cap Value Fund  | 2026

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment income	$1,004,358	$2,217,106
Net realized gain	34,764,988	13,284,134
Net change in unrealized appreciation (depreciation)	23,072,059	17,056,184
Net increase in net assets resulting from operations	58,841,405	32,557,424
Decrease in net assets from capital stock activity	(21,369,061)	(27,881,814)
Total increase in net assets	37,472,344	4,675,610
Net assets at beginning of period	251,649,444	246,973,834
Net assets at end of period	$289,121,788	$251,649,444

	Six Months Ended		Year Ended
	June 30, 2026 (Unaudited)		December 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	37,044	1,959,859	68,226	2,961,446
Shares redeemed	(409,763)	(21,873,019)	(399,658)	(17,828,690)
Net decrease	(372,719)	(19,913,160)	(331,432)	(14,867,244)
Class 2
Shares sold	74,564	3,803,550	100,580	4,205,171
Shares redeemed	(62,366)	(3,188,888)	(254,845)	(10,561,233)
Net increase (decrease)	12,198	614,662	(154,265)	(6,356,062)
Class 3
Shares sold	28,842	1,555,778	27,548	1,219,463
Shares redeemed	(69,747)	(3,626,341)	(185,248)	(7,877,971)
Net decrease	(40,905)	(2,070,563)	(157,700)	(6,658,508)
Total net decrease	(401,426)	(21,369,061)	(643,397)	(27,881,814)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Mid Cap Value Fund  | 2026
9

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$47.34	0.22	11.29	11.51
Year Ended 12/31/2025	$41.46	0.43	5.45	5.88
Year Ended 12/31/2024	$36.84	0.40	4.22	4.62
Year Ended 12/31/2023	$33.40	0.39	3.05	3.44
Year Ended 12/31/2022	$36.88	0.30	(3.78)	(3.48)
Year Ended 12/31/2021	$27.87	0.22	8.79	9.01
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$45.64	0.15	10.88	11.03
Year Ended 12/31/2025	$40.08	0.31	5.25	5.56
Year Ended 12/31/2024	$35.70	0.30	4.08	4.38
Year Ended 12/31/2023	$32.44	0.29	2.97	3.26
Year Ended 12/31/2022	$35.91	0.22	(3.69)	(3.47)
Year Ended 12/31/2021	$27.21	0.14	8.56	8.70
Class 3
Six Months Ended 6/30/2026 (Unaudited)	$46.47	0.19	11.08	11.27
Year Ended 12/31/2025	$40.76	0.37	5.34	5.71
Year Ended 12/31/2024	$36.26	0.35	4.15	4.50
Year Ended 12/31/2023	$32.91	0.34	3.01	3.35
Year Ended 12/31/2022	$36.39	0.26	(3.74)	(3.48)
Year Ended 12/31/2021	$27.54	0.18	8.67	8.85

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Variable Portfolio – Select Mid Cap Value Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$58.85	24.31%	0.91%	0.82%	0.83%	11%	$142,044
Year Ended 12/31/2025	$47.34	14.18%	0.91%	0.82%	1.00%	11%	$131,896
Year Ended 12/31/2024	$41.46	12.54%	0.90%	0.82%	1.00%	7%	$129,275
Year Ended 12/31/2023	$36.84	10.30%	0.89% (c)	0.82% (c)	1.14%	17%	$156,439
Year Ended 12/31/2022	$33.40	(9.44% )	0.88%	0.83%	0.89%	24%	$166,488
Year Ended 12/31/2021	$36.88	32.33%	0.88%	0.82%	0.68%	32%	$222,591
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$56.67	24.17%	1.16%	1.07%	0.60%	11%	$71,259
Year Ended 12/31/2025	$45.64	13.87%	1.16%	1.07%	0.74%	11%	$56,831
Year Ended 12/31/2024	$40.08	12.27%	1.16%	1.07%	0.77%	7%	$56,087
Year Ended 12/31/2023	$35.70	10.05%	1.14% (c)	1.07% (c)	0.89%	17%	$51,720
Year Ended 12/31/2022	$32.44	(9.66% )	1.13%	1.08%	0.66%	24%	$48,561
Year Ended 12/31/2021	$35.91	31.97%	1.13%	1.07%	0.45%	32%	$49,498
Class 3
Six Months Ended 6/30/2026 (Unaudited)	$57.74	24.25%	1.04%	0.94%	0.72%	11%	$75,819
Year Ended 12/31/2025	$46.47	14.01%	1.03%	0.94%	0.87%	11%	$62,923
Year Ended 12/31/2024	$40.76	12.41%	1.03%	0.94%	0.89%	7%	$61,612
Year Ended 12/31/2023	$36.26	10.18%	1.02% (c)	0.95% (c)	1.01%	17%	$62,714
Year Ended 12/31/2022	$32.91	(9.56% )	1.01%	0.95%	0.78%	24%	$65,155
Year Ended 12/31/2021	$36.39	32.14%	1.01%	0.95%	0.57%	32%	$73,390
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Mid Cap Value Fund  | 2026
11

Notes to Financial Statements
June 30, 2026 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Select Mid Cap Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and
12
Columbia Variable Portfolio – Select Mid Cap Value Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Variable Portfolio – Select Mid Cap Value Fund  | 2026
13

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.82% to 0.65% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2026 was 0.82% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan
14
Columbia Variable Portfolio – Select Mid Cap Value Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2026 was 0.04% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2026 through April 30, 2027 (%)	Voluntary expense cap May 1, 2026 through June 30, 2026 (%)	Contractual expense cap prior to May 1, 2026 (%)
Class 1	0.83	0.82	0.82
Class 2	1.08	1.07	1.07
Class 3	0.955	0.945	0.945
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is
Columbia Variable Portfolio – Select Mid Cap Value Fund  | 2026
15

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $28,379,863 and $50,157,416, respectively, for the six months ended June 30, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2026.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2026.
16
Columbia Variable Portfolio – Select Mid Cap Value Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At June 30, 2026, affiliated shareholders of record owned 93.8% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse
Columbia Variable Portfolio – Select Mid Cap Value Fund  | 2026
17

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
18
Columbia Variable Portfolio – Select Mid Cap Value Fund  | 2026

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Select Mid Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Columbia Variable Portfolio – Select Mid Cap Value Fund  | 2026
19

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, and (iii) the net assets of the Fund.  The Board observed that the Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses
20
Columbia Variable Portfolio – Select Mid Cap Value Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.  The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was somewhat higher than the median ratio but lower than the 60th percentile of the Fund’s peer universe.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Select Mid Cap Value Fund  | 2026
21

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[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Variable Portfolio – Select Mid Cap Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
SAR7021_(08/26)

Columbia Variable Portfolio – Seligman Global Technology Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Seligman Global Technology Fund | 2026

Portfolio of Investments
June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.8%
Issuer	Shares	Value ($)
Cayman Islands 1.0%
Grab Holdings Ltd., Class A(a)	170,520	642,860
Rigaku Holdings Corp.	319,200	4,976,193
Total		5,619,053
Germany 0.1%
TeamViewer SE(a)	137,284	772,160
Israel 1.0%
Check Point Software Technologies Ltd.(a)	17,442	2,292,402
Wix.com Ltd.(a)	69,652	3,160,111
Total		5,452,513
Netherlands 1.6%
NXP Semiconductors NV	32,974	9,266,683
South Korea 0.1%
DoubleDown Interactive Co., Ltd., ADR(a)	45,124	518,024
Switzerland 0.2%
Logitech International SA	9,220	867,049
Taiwan 1.9%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	22,788	10,882,865
United Kingdom 0.3%
Klarna Group PLC(a)	88,200	1,785,168
United States 91.6%
Adeia, Inc.	159,643	5,257,044
Advanced Energy Industries, Inc.	15,959	5,950,632
Airbnb, Inc., Class A(a)	32,253	4,615,404
Alphabet, Inc., Class A	55,444	19,814,022
Alphabet, Inc., Class C	23,822	8,417,027
Amazon.com, Inc.(a)	23,712	5,651,518
American Electric Power Co., Inc.	22,774	3,115,711
Amphenol Corp., Class A	35,664	6,288,276
Apple, Inc.	56,019	16,209,658
Applied Materials, Inc.	23,072	16,681,056
Arista Networks, Inc.(a)	71,058	12,071,333
Atlassian Corp., Class A(a)	42,426	3,300,319
BILL Holdings, Inc.(a)	64,348	2,326,824
Block, Inc., Class A(a)	47,120	3,581,120
Common Stocks (continued)
Issuer	Shares	Value ($)
Bloom Energy Corp., Class A(a),(b)	199,802	60,480,065
Broadcom, Inc.	68,038	25,701,354
Cisco Systems, Inc.	48,610	5,709,731
Coherent Corp.(a)	6,111	2,410,606
CommVault Systems, Inc.(a)	17,005	2,410,119
Coursera, Inc.(a)	326,723	1,842,718
DocuSign, Inc.(a)	69,065	3,067,867
Dropbox, Inc., Class A(a)	83,365	2,290,037
eBay, Inc.	18,636	2,082,573
F5, Inc.(a)	7,231	3,007,807
Fiverr International Ltd.(a)	55,762	575,464
Forgent Power Solutions, Inc.(a)	18,040	1,007,714
Gen Digital, Inc.	319,427	7,950,538
Global Payments, Inc.	90,512	6,567,551
GoDaddy, Inc., Class A(a)	138,469	11,753,249
Hewlett Packard Enterprise Co.	201,118	9,072,433
HubSpot, Inc.(a)	2,310	421,598
Intuit, Inc.	6,981	1,822,041
Lam Research Corp.	95,409	41,343,582
Lattice Semiconductor Corp.(a)	16,724	2,558,103
Lyft, Inc., Class A(a)	664,627	9,710,200
Marvell Technology, Inc.	81,127	24,166,922
Match Group, Inc.	219,794	8,363,162
Meta Platforms, Inc., Class A	7,310	4,117,650
Microsoft Corp.	38,168	14,237,427
NetApp, Inc.	47,265	7,314,731
NVIDIA Corp.	116,806	23,371,713
ON Semiconductor Corp.(a)	44,678	4,223,858
Oracle Corp.	32,557	4,771,228
Palo Alto Networks, Inc.(a)	17,583	5,996,155
Pinterest, Inc., Class A(a)	525,904	11,059,761
QUALCOMM, Inc.	27,548	5,090,595
RingCentral, Inc., Class A	55,213	2,152,203
Salesforce, Inc.	33,375	5,228,528
Semtech Corp.(a)	32,997	5,340,564
ServiceNow, Inc.(a)	30,218	3,000,043
Synaptics, Inc.(a)	75,636	9,396,260
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Seligman Global Technology Fund  | 2026
3

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Synopsys, Inc.(a)	13,902	6,201,265
Take-Two Interactive Software, Inc.(a)	2,320	579,954
Tenable Holdings, Inc.(a)	177,083	6,530,821
Teradyne, Inc.	21,805	10,550,131
Trimble, Inc.(a)	145,764	7,460,202
TripAdvisor, Inc.(a)	130,484	1,788,936
Visa, Inc., Class A	31,423	10,780,917
Western Digital Corp.(b)	29,800	19,033,856
X-Energy, Inc.(a)	8,997	165,185
Total		515,987,361
Total Common Stocks (Cost $341,138,201)		551,150,876

Money Market Funds 4.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.767%(c),(d)	26,436,736	26,420,874
Total Money Market Funds (Cost $26,422,344)		26,420,874
Total Investments in Securities (Cost $367,560,545)		577,571,750
Other Assets & Liabilities, Net		(14,159,420)
Net Assets		$563,412,330
At June 30, 2026, securities and/or cash totaling $7,858,230 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Bloom Energy Corp.	Morgan Stanley	USD	(4,025,910)	(133)	350.00	07/17/2026	(90,901)	(187,863)
Western Digital Corp.	Morgan Stanley	USD	(1,149,696)	(18)	980.00	07/02/2026	(20,036)	(126)
Western Digital Corp.	Morgan Stanley	USD	(1,277,440)	(20)	900.00	07/02/2026	(17,265)	(190)
Western Digital Corp.	Morgan Stanley	USD	(1,405,184)	(22)	800.00	07/17/2026	(50,565)	(22,000)
Total							(178,767)	(210,179)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2026.
(d)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.767%
	7,744,103	113,580,779	(94,902,438)	(1,570)	26,420,874	(2,510)	265,852	26,436,736
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Variable Portfolio – Seligman Global Technology Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Cayman Islands	642,860	4,976,193	—	5,619,053
Germany	—	772,160	—	772,160
Israel	5,452,513	—	—	5,452,513
Netherlands	9,266,683	—	—	9,266,683
South Korea	518,024	—	—	518,024
Switzerland	867,049	—	—	867,049
Taiwan	10,882,865	—	—	10,882,865
United Kingdom	1,785,168	—	—	1,785,168
United States	515,987,361	—	—	515,987,361
Total Common Stocks	545,402,523	5,748,353	—	551,150,876
Money Market Funds	26,420,874	—	—	26,420,874
Total Investments in Securities	571,823,397	5,748,353	—	577,571,750
Investments in Derivatives
Liability
Call Option Contracts Written	(210,179)	—	—	(210,179)
Total	571,613,218	5,748,353	—	577,361,571
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Seligman Global Technology Fund  | 2026
5

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Fair value measurements   (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Variable Portfolio – Seligman Global Technology Fund  | 2026

Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $341,138,201)	$551,150,876
Affiliated issuers (cost $26,422,344)	26,420,874
Cash	13
Foreign currency (cost $8)	7
Receivable for:
Investments sold	3,488,958
Capital shares sold	613,765
Dividends	176,418
Foreign tax reclaims	7,602
Expense reimbursement due from Investment Manager	2,613
Prepaid expenses	565
Total assets	581,861,691
Liabilities
Option contracts written, at value (premiums received $178,767)	210,179
Payable for:
Investments purchased	4,477,729
Capital shares redeemed	13,434,237
Management services fees	14,090
Distribution and/or service fees	2,923
Service fees	192,487
Compensation of chief compliance officer	37
Compensation of board members	1,418
Other expenses	29,759
Deferred compensation of board members	86,502
Total liabilities	18,449,361
Net assets applicable to outstanding capital stock	$563,412,330
Represented by
Paid in capital	223,127,862
Total distributable earnings (loss)	340,284,468
Total - representing net assets applicable to outstanding capital stock	$563,412,330
Class 1
Net assets	$138,958,816
Shares outstanding	2,130,769
Net asset value per share	$65.22
Class 2
Net assets	$424,453,514
Shares outstanding	8,026,144
Net asset value per share	$52.88
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Seligman Global Technology Fund  | 2026
7

Statement of Operations
Six Months Ended June 30, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$1,016,809
Dividends — affiliated issuers	265,852
Foreign taxes withheld	(17,298)
Total income	1,265,363
Expenses:
Management services fees	1,940,630
Distribution and/or service fees
Class 2	394,529
Service fees	344,440
Custodian fees	8,871
Printing and postage fees	6,216
Accounting services fees	16,589
Legal fees	9,684
Compensation of chief compliance officer	40
Compensation of board members	7,467
Deferred compensation of board members	14,058
Other	5,149
Total expenses	2,747,673
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(380,512)
Total net expenses	2,367,161
Net investment loss	(1,101,798)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	100,067,193
Investments — affiliated issuers	(2,510)
Foreign currency translations	5,474
Option contracts purchased	88,415
Option contracts written	949,171
Net realized gain	101,107,743
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	97,268,653
Investments — affiliated issuers	(1,570)
Foreign currency translations	104
Option contracts purchased	12,836
Option contracts written	(9,149)
Net change in unrealized appreciation (depreciation)	97,270,874
Net realized and unrealized gain	198,378,617
Net increase in net assets resulting from operations	$197,276,819
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Variable Portfolio – Seligman Global Technology Fund  | 2026

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment loss	$(1,101,798)	$(932,374)
Net realized gain	101,107,743	31,764,618
Net change in unrealized appreciation (depreciation)	97,270,874	47,314,205
Net increase in net assets resulting from operations	197,276,819	78,146,449
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(7,042,268)
Class 2	—	(17,842,292)
Total distributions to shareholders	—	(24,884,560)
Increase in net assets from capital stock activity	40,859,905	54,313,743
Total increase in net assets	238,136,724	107,575,632
Net assets at beginning of period	325,275,606	217,699,974
Net assets at end of period	$563,412,330	$325,275,606

	Six Months Ended		Year Ended
	June 30, 2026 (Unaudited)		December 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	121,270	6,106,426	197,055	7,127,909
Distributions reinvested	—	—	204,717	7,042,268
Shares redeemed	(117,178)	(6,351,268)	(351,092)	(13,685,704)
Net increase (decrease)	4,092	(244,842)	50,680	484,473
Class 2
Shares sold	2,361,528	97,188,728	2,677,673	82,006,733
Distributions reinvested	—	—	638,136	17,842,292
Shares redeemed	(1,290,272)	(56,083,981)	(1,559,869)	(46,019,755)
Net increase	1,071,256	41,104,747	1,755,940	53,829,270
Total net increase	1,075,348	40,859,905	1,806,620	54,313,743
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Seligman Global Technology Fund  | 2026
9

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$41.84	(0.09)	23.47	23.38	—	—	—
Year Ended 12/31/2025	$34.10	(0.07)	11.17	11.10	—	(3.36)	(3.36)
Year Ended 12/31/2024	$28.77	(0.04)	7.50	7.46	—	(2.13)	(2.13)
Year Ended 12/31/2023	$20.66	(0.01)	9.29	9.28	—	(1.17)	(1.17)
Year Ended 12/31/2022	$39.33	(0.04)	(11.51)	(11.55)	—	(7.12)	(7.12)
Year Ended 12/31/2021	$31.55	(0.01)	11.76	11.75	(0.15)	(3.82)	(3.97)
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$33.97	(0.12)	19.03	18.91	—	—	—
Year Ended 12/31/2025	$28.26	(0.13)	9.13	9.00	—	(3.29)	(3.29)
Year Ended 12/31/2024	$24.18	(0.10)	6.25	6.15	—	(2.07)	(2.07)
Year Ended 12/31/2023	$17.55	(0.06)	7.86	7.80	—	(1.17)	(1.17)
Year Ended 12/31/2022	$34.73	(0.10)	(10.04)	(10.14)	—	(7.04)	(7.04)
Year Ended 12/31/2021	$28.26	(0.09)	10.48	10.39	(0.10)	(3.82)	(3.92)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Variable Portfolio – Seligman Global Technology Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$65.22	55.88%	1.11%	0.93%	(0.34% )	36%	$138,959
Year Ended 12/31/2025	$41.84	34.70%	1.12%	0.94%	(0.20% )	28%	$88,989
Year Ended 12/31/2024	$34.10	26.91%	1.15%	0.95%	(0.12% )	38%	$70,784
Year Ended 12/31/2023	$28.77	45.29%	1.17%	0.97%	(0.04% )	34%	$57,981
Year Ended 12/31/2022	$20.66	(31.72% )	1.17% (c)	0.98% (c)	(0.16% )	15%	$40,656
Year Ended 12/31/2021	$39.33	39.03%	1.17% (c)	0.99% (c)	(0.04% )	35%	$65,802
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$52.88	55.67%	1.36%	1.18%	(0.58% )	36%	$424,454
Year Ended 12/31/2025	$33.97	34.37%	1.38%	1.19%	(0.45% )	28%	$236,286
Year Ended 12/31/2024	$28.26	26.58%	1.40%	1.20%	(0.37% )	38%	$146,916
Year Ended 12/31/2023	$24.18	44.87%	1.42%	1.22%	(0.29% )	34%	$100,723
Year Ended 12/31/2022	$17.55	(31.86% )	1.42% (c)	1.23% (c)	(0.41% )	15%	$66,225
Year Ended 12/31/2021	$34.73	38.68%	1.42% (c)	1.24% (c)	(0.28% )	35%	$107,955
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Seligman Global Technology Fund  | 2026
11

Notes to Financial Statements
June 30, 2026 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Seligman Global Technology Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and
12
Columbia Variable Portfolio – Seligman Global Technology Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are
Columbia Variable Portfolio – Seligman Global Technology Fund  | 2026
13

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
14
Columbia Variable Portfolio – Seligman Global Technology Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund may use options that are written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2026:
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Option contracts written, at value	210,179
Columbia Variable Portfolio – Seligman Global Technology Fund  | 2026
15

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Option contracts purchased ($)	Option contracts written ($)	Total ($)
Equity risk	88,415	949,171	1,037,586

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Option contracts purchased ($)	Option contracts written ($)	Total ($)
Equity risk	12,836	(9,149)	3,687
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2026:
Derivative instrument	Average value ($)
Option contracts purchased	14,733
Option contracts written	(1,909,029)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of June 30, 2026:
Morgan Stanley
Liabilities
Call option contracts written	$210,179
Total financial and derivative net assets	(210,179)
Total collateral received (pledged) (a)	(210,179)
Net amount (b)	$-

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a
16
Columbia Variable Portfolio – Seligman Global Technology Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Columbia Variable Portfolio – Seligman Global Technology Fund  | 2026
17

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.915% to 0.705% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2026 was 0.915% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2026 was 0.16% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
18
Columbia Variable Portfolio – Seligman Global Technology Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2027 (%)
Class 1	0.93
Class 2	1.18
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
367,382,000	233,037,000	(23,057,000)	209,980,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $181,810,535 and $148,961,938, respectively, for the six months ended June 30, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Columbia Variable Portfolio – Seligman Global Technology Fund  | 2026
19

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances,
20
Columbia Variable Portfolio – Seligman Global Technology Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At June 30, 2026, two unaffiliated shareholders of record owned 49.6% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 21.5% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Variable Portfolio – Seligman Global Technology Fund  | 2026
21

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Seligman Global Technology Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
22
Columbia Variable Portfolio – Seligman Global Technology Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, and (iii) the net assets of the Fund.  The Board observed that the Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Columbia Variable Portfolio – Seligman Global Technology Fund  | 2026
23

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was somewhat higher than the median ratio but lower than the 60th percentile of the Fund’s peer universe.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
24
Columbia Variable Portfolio – Seligman Global Technology Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Seligman Global Technology Fund  | 2026
25

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Columbia Variable Portfolio – Seligman Global Technology Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
SAR7072_(08/26)

Columbia Variable Portfolio – Select Short Corporate Income Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Select Short Corporate Income Fund | 2026

Portfolio of Investments
June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Corporate Bonds & Notes 88.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 7.9%
BAE Systems PLC(a)
03/26/2029	5.125%	3,416,000	3,463,434
Boeing Co. (The)
05/01/2027	6.259%	1,596,000	1,617,154
05/01/2029	6.298%	2,615,000	2,722,317
L3Harris Technologies, Inc.
01/15/2027	5.400%	6,044,000	6,075,111
06/01/2029	5.050%	1,425,000	1,441,357
Northrop Grumman Corp.
02/01/2027	3.200%	5,146,000	5,113,403
United Technologies Corp.
11/16/2028	4.125%	5,256,000	5,215,598
Total			25,648,374
Banking 18.0%
Bank of America Corp.(b)
10/24/2031	1.922%	8,833,000	7,838,169
02/06/2032	4.456%	1,324,000	1,300,521
Bank of Montreal(b)
06/02/2032	4.879%	1,749,000	1,747,870
Barclays PLC(b)
06/26/2032	5.102%	3,224,000	3,219,749
Citibank(b)
06/18/2032	4.846%	1,654,000	1,652,874
Goldman Sachs Group, Inc. (The)(b)
06/03/2032	4.972%	8,625,000	8,619,300
HSBC Holdings PLC(b)
03/10/2032	4.675%	7,279,000	7,177,290
JPMorgan Chase & Co.(b)
04/23/2032	4.622%	10,822,000	10,698,847
Morgan Stanley(b)
03/12/2032	4.708%	2,364,000	2,335,404
04/16/2032	4.809%	6,626,000	6,574,331
PNC Financial Services Group, Inc. (The)(b)
05/13/2031	4.899%	477,000	479,521
Royal Bank of Canada(b)
02/04/2031	5.153%	143,000	144,731
08/06/2031	4.696%	2,940,000	2,927,241
05/03/2032	4.612%	1,870,000	1,850,919
Wells Fargo & Co.(b)
05/20/2032	4.844%	1,702,000	1,696,078
Total			58,262,845
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.4%
JH North America Holdings, Inc.(a)
01/31/2031	5.875%	325,000	326,491
07/31/2032	6.125%	1,012,000	1,020,966
Total			1,347,457
Cable and Satellite 0.8%
Charter Communications Operating LLC/Capital
04/01/2031	2.800%	2,789,000	2,485,935
Chemicals 1.0%
LYB Finance Co. BV(a)
03/15/2027	8.100%	2,144,000	2,197,374
LYB International Finance III LLC
01/15/2031	5.125%	1,133,000	1,129,852
Total			3,327,226
Diversified Manufacturing 1.4%
Eaton Corp.
03/06/2029	3.950%	4,716,000	4,648,972
Electric 10.0%
AEP Texas, Inc.
07/01/2030	2.100%	2,845,000	2,573,996
Commonwealth Edison Co.
06/01/2031	4.550%	2,347,000	2,332,094
Duke Energy Carolinas LLC
06/15/2031	4.650%	1,481,000	1,479,764
Eversource Energy
08/15/2030	1.650%	3,307,000	2,917,513
FirstEnergy Transmission LLC
01/15/2030	4.550%	3,441,000	3,414,858
NextEra Energy Capital Holdings, Inc.(b)
10/01/2056	6.000%	479,000	478,754
NRG Energy, Inc.(a)
12/02/2027	2.450%	3,190,000	3,085,769
Oncor Electric Delivery Co. LLC(a)
03/15/2031	4.500%	3,310,000	3,276,082
Pacific Gas and Electric Co.
06/15/2028	3.000%	4,331,000	4,191,232
Vistra Operations Co. LLC(a)
04/30/2031	5.000%	3,228,000	3,203,579
WEC Energy Group, Inc.
09/12/2026	5.600%	807,000	808,010
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Short Corporate Income Fund  | 2026
3

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Xcel Energy, Inc.
12/01/2029	2.600%	4,793,000	4,474,605
Total			32,236,256
Food and Beverage 11.1%
Bacardi-Martini BV(a)
02/01/2030	5.550%	7,938,000	8,086,678
Campbell’s Co. (The)
03/21/2031	4.550%	1,669,000	1,624,102
Diageo Capital PLC
10/05/2026	5.375%	6,777,000	6,789,224
Heineken NV(a)
01/29/2028	3.500%	4,909,000	4,835,302
Keurig Dr Pepper, Inc.
03/15/2027	5.100%	4,916,000	4,932,916
Keurig Dr. Pepper, Inc.
05/01/2030	3.200%	1,628,000	1,531,863
Mars, Inc.(a)
03/01/2030	4.800%	2,555,000	2,562,502
Mondelez International, Inc.
03/17/2027	2.625%	2,118,000	2,091,588
Tyson Foods, Inc.
06/02/2027	3.550%	3,321,000	3,294,099
Total			35,748,274
Health Care 4.4%
Abbott Laboratories
03/15/2031	4.000%	4,996,000	4,869,211
CVS Health Corp.
08/15/2029	3.250%	1,475,000	1,412,388
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	1,037,000	1,052,400
12/15/2028	4.150%	1,513,000	1,500,376
HCA, Inc.
03/15/2027	3.125%	2,248,000	2,226,944
09/01/2030	3.500%	3,367,000	3,191,655
Total			14,252,974
Healthcare Insurance 2.0%
UnitedHealth Group, Inc.
12/15/2028	3.875%	4,275,000	4,217,284
05/15/2030	2.000%	2,397,000	2,178,388
Total			6,395,672
Independent Energy 0.7%
Woodside Finance Ltd.
05/19/2030	5.400%	2,327,000	2,365,206
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Integrated Energy 1.0%
BP Capital Markets America, Inc.
11/17/2027	5.017%	3,215,000	3,243,825
Life Insurance 5.2%
Corebridge Global Funding(a)
08/21/2028	4.250%	1,541,000	1,524,930
Met Tower Global Funding(a)
09/16/2030	4.200%	622,000	608,622
New York Life Global Funding(a)
12/05/2029	4.600%	769,000	768,745
06/03/2030	4.600%	693,000	691,152
Northwestern Mutual Global Funding(a)
06/30/2031	4.740%	3,613,000	3,601,064
Principal Life Global Funding II(a)
11/27/2029	4.950%	9,740,000	9,770,697
Total			16,965,210
Media and Entertainment 1.2%
Meta Platforms, Inc.
05/15/2031	4.550%	2,951,000	2,935,124
11/15/2035	4.875%	903,000	878,666
Total			3,813,790
Midstream 4.3%
Colorado Interstate Gas Co. LLC/Issuing Corp.(a)
08/15/2026	4.150%	9,260,000	9,253,702
Enbridge, Inc.
02/15/2031	4.500%	3,328,000	3,277,975
Western Midstream Operating LP
03/01/2031	4.800%	1,399,000	1,383,094
Total			13,914,771
Natural Gas 1.0%
NiSource, Inc.
07/01/2029	5.200%	3,011,000	3,056,527
Pharmaceuticals 3.3%
AbbVie, Inc.
03/03/2028	3.775%	3,350,000	3,317,184
Amgen, Inc.
03/02/2030	5.250%	1,286,000	1,310,275
Merck & Co., Inc.
05/22/2031	4.650%	2,847,000	2,851,372
Novartis Capital Corp.
03/16/2029	4.100%	3,210,000	3,186,530
Total			10,665,361
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Variable Portfolio – Select Short Corporate Income Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 1.2%
Canadian National Railway Co.
05/12/2029	4.350%	935,000	929,196
Canadian Pacific Railway Co.
03/15/2029	4.000%	661,000	651,001
12/02/2031	2.450%	2,582,000	2,296,195
Total			3,876,392
Retailers 1.2%
Amazon.com, Inc.
03/13/2031	4.250%	1,975,000	1,944,885
Lowe’s Cos, Inc.
10/15/2028	4.000%	2,003,000	1,977,819
Total			3,922,704
Technology 6.3%
Alphabet, Inc.
02/15/2031	4.100%	3,504,000	3,443,053
Fidelity National Information Services, Inc.
03/10/2029	4.550%	3,348,000	3,322,258
Foundry JV Holdco LLC(a)
01/25/2031	5.500%	4,221,000	4,317,440
Intel Corp.
11/15/2029	2.450%	1,035,000	962,994
International Business Machines Corp.
02/10/2028	4.650%	1,585,000	1,589,216
NXP BV/NXP Funding LLC/NXP USA, Inc.
06/18/2029	4.300%	1,645,000	1,627,237
Oracle Corp.
02/04/2031	4.950%	1,634,000	1,600,498
09/26/2032	4.800%	3,795,000	3,610,898
Total			20,473,594
Transportation Services 1.2%
ERAC USA Finance LLC(a)
10/30/2029	4.500%	3,749,000	3,725,080
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 4.0%
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2028	5.152%	3,861,200	3,871,006
T-Mobile US, Inc.
04/15/2027	3.750%	4,838,000	4,811,514
04/15/2030	3.875%	2,621,000	2,539,937
Vodafone Group PLC
06/18/2031	4.800%	1,791,000	1,778,747
Total			13,001,204
Wirelines 0.5%
AT&T, Inc.
06/01/2027	2.300%	1,696,000	1,662,908
Total Corporate Bonds & Notes (Cost $286,089,565)			285,040,557

U.S. Treasury Obligations 4.2%

U.S. Treasury
06/30/2028	4.000%	8,532,000	8,505,671
07/31/2030	3.875%	350,000	345,871
12/31/2031	4.500%	4,783,000	4,844,282
Total U.S. Treasury Obligations (Cost $13,710,995)			13,695,824

Money Market Funds 6.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.767%(c),(d)	21,824,155	21,811,061
Total Money Market Funds (Cost $21,813,911)		21,811,061
Total Investments in Securities (Cost: $321,614,471)		320,547,442
Other Assets & Liabilities, Net		3,218,363
Net Assets		323,765,805
At June 30, 2026, securities and/or cash totaling $562,939 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	397	09/2026	USD	81,834,726	—	(13,717)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Short Corporate Income Fund  | 2026
5

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(38)	09/2026	USD	(4,175,844)	—	(39,581)
U.S. Treasury 5-Year Note	(266)	09/2026	USD	(28,474,469)	—	(50,351)
U.S. Treasury Ultra 10-Year Note	(7)	09/2026	USD	(787,281)	—	(10,295)
Total					—	(100,227)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2026, the total value of these securities amounted to $70,190,615, which represents 21.68% of total net assets.

(b)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2026.

(c)	The rate shown is the seven-day current annualized yield at June 30, 2026.
(d)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.767%
	8,655,463	162,741,114	(149,582,611)	(2,905)	21,811,061	(3,319)	343,467	21,824,155
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Variable Portfolio – Select Short Corporate Income Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Fair value measurements   (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	285,040,557	—	285,040,557
U.S. Treasury Obligations	—	13,695,824	—	13,695,824
Money Market Funds	21,811,061	—	—	21,811,061
Total Investments in Securities	21,811,061	298,736,381	—	320,547,442
Investments in Derivatives
Liability
Futures Contracts	(113,944)	—	—	(113,944)
Total	21,697,117	298,736,381	—	320,433,498
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Short Corporate Income Fund  | 2026
7

Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $299,800,560)	$298,736,381
Affiliated issuers (cost $21,813,911)	21,811,061
Cash	8
Margin deposits on:
Futures contracts	562,939
Receivable for:
Capital shares sold	44,329
Dividends	40,339
Interest	3,026,857
Variation margin for futures contracts	87,354
Expense reimbursement due from Investment Manager	1,180
Prepaid expenses	929
Total assets	324,311,377
Liabilities
Payable for:
Capital shares redeemed	218,770
Variation margin for futures contracts	48,411
Management services fees	4,265
Distribution and/or service fees	891
Service fees	14,600
Compensation of chief compliance officer	26
Compensation of board members	1,488
Other expenses	28,959
Deferred compensation of board members	228,162
Total liabilities	545,572
Net assets applicable to outstanding capital stock	$323,765,805
Represented by
Paid in capital	343,668,171
Total distributable earnings (loss)	(19,902,366)
Total - representing net assets applicable to outstanding capital stock	$323,765,805
Class 1
Net assets	$193,935,696
Shares outstanding	20,246,572
Net asset value per share	$9.58
Class 2
Net assets	$129,830,109
Shares outstanding	13,635,876
Net asset value per share	$9.52
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Variable Portfolio – Select Short Corporate Income Fund  | 2026

Statement of Operations
Six Months Ended June 30, 2026 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$343,467
Interest	7,120,043
Interfund lending	503
Total income	7,464,013
Expenses:
Management services fees	783,476
Distribution and/or service fees
Class 2	160,365
Service fees	54,753
Custodian fees	2,927
Printing and postage fees	6,719
Accounting services fees	16,239
Legal fees	9,400
Compensation of chief compliance officer	26
Compensation of board members	7,291
Deferred compensation of board members	35,144
Other	6,385
Total expenses	1,082,725
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(253,162)
Total net expenses	829,563
Net investment income	6,634,450
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	329,814
Investments — affiliated issuers	(3,319)
Futures contracts	(24,141)
Net realized gain	302,354
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(4,357,598)
Investments — affiliated issuers	(2,905)
Futures contracts	(309,421)
Net change in unrealized appreciation (depreciation)	(4,669,924)
Net realized and unrealized loss	(4,367,570)
Net increase in net assets resulting from operations	$2,266,880
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Short Corporate Income Fund  | 2026
9

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment income	$6,634,450	$30,022,001
Net realized gain	302,354	6,250,344
Net change in unrealized appreciation (depreciation)	(4,669,924)	6,318,029
Net increase in net assets resulting from operations	2,266,880	42,590,374
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(28,167,987)
Class 2	—	(7,440,442)
Total distributions to shareholders	—	(35,608,429)
Decrease in net assets from capital stock activity	(10,704,786)	(735,203,701)
Total decrease in net assets	(8,437,906)	(728,221,756)
Net assets at beginning of period	332,203,711	1,060,425,467
Net assets at end of period	$323,765,805	$332,203,711

	Six Months Ended		Year Ended
	June 30, 2026 (Unaudited)		December 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	301,296	2,877,271	1,510,536	14,281,714
Distributions reinvested	—	—	1,803,478	16,718,242
Shares redeemed	(1,375,415)	(13,132,086)	(81,268,165)	(784,036,073)
Net decrease	(1,074,119)	(10,254,815)	(77,954,151)	(753,036,117)
Class 2
Shares sold	952,538	9,045,790	2,531,859	24,164,045
Distributions reinvested	—	—	806,115	7,440,442
Shares redeemed	(1,000,653)	(9,495,761)	(1,443,625)	(13,772,071)
Net increase (decrease)	(48,115)	(449,971)	1,894,349	17,832,416
Total net decrease	(1,122,234)	(10,704,786)	(76,059,802)	(735,203,701)
The accompanying Notes to Financial Statements are an integral part of this statement.
10
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Columbia Variable Portfolio – Select Short Corporate Income Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$9.51	0.20	(0.13)	0.07	—	—
Year Ended 12/31/2025	$9.55	0.42	0.17	0.59	(0.63)	(0.63)
Year Ended 12/31/2024	$9.48	0.41	0.03	0.44	(0.37)	(0.37)
Year Ended 12/31/2023	$9.17	0.35	0.27	0.62	(0.31)	(0.31)
Year Ended 12/31/2022	$9.84	0.23	(0.83)	(0.60)	(0.07)	(0.07)
Year Ended 12/31/2021	$10.06	0.11	(0.17)	(0.06)	(0.16)	(0.16)
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$9.46	0.18	(0.12)	0.06	—	—
Year Ended 12/31/2025	$9.51	0.38	0.18	0.56	(0.61)	(0.61)
Year Ended 12/31/2024	$9.43	0.38	0.05	0.43	(0.35)	(0.35)
Year Ended 12/31/2023	$9.12	0.33	0.27	0.60	(0.29)	(0.29)
Year Ended 12/31/2022	$9.79	0.20	(0.82)	(0.62)	(0.05)	(0.05)
Year Ended 12/31/2021	$10.01	0.08	(0.16)	(0.08)	(0.14)	(0.14)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Variable Portfolio – Select Short Corporate Income Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$9.58	0.74%	0.56%	0.41%	4.16%	64%	$193,936
Year Ended 12/31/2025	$9.51	6.35%	0.51%	0.41%	4.33%	129%	$202,719
Year Ended 12/31/2024	$9.55	4.75%	0.51%	0.41%	4.28%	103%	$948,364
Year Ended 12/31/2023	$9.48	6.89%	0.50%	0.42%	3.77%	78%	$700,239
Year Ended 12/31/2022	$9.17	(6.08% )	0.49%	0.46%	2.45%	110%	$818,216
Year Ended 12/31/2021	$9.84	(0.59% )	0.50%	0.48%	1.08%	88%	$806,365
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$9.52	0.63%	0.82%	0.66%	3.91%	64%	$129,830
Year Ended 12/31/2025	$9.46	6.00%	0.78%	0.66%	4.04%	129%	$129,485
Year Ended 12/31/2024	$9.51	4.64%	0.75%	0.66%	4.03%	103%	$112,061
Year Ended 12/31/2023	$9.43	6.66%	0.75%	0.67%	3.53%	78%	$101,866
Year Ended 12/31/2022	$9.12	(6.36% )	0.74%	0.71%	2.18%	110%	$100,683
Year Ended 12/31/2021	$9.79	(0.84% )	0.75%	0.73%	0.83%	88%	$92,550
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Short Corporate Income Fund  | 2026
13

Notes to Financial Statements
June 30, 2026 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Select Short Corporate Income Fund (formerly known as Columbia Variable Portfolio – Limited Duration Credit Fund) (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Effective May 1, 2026, Columbia Variable Portfolio – Limited Duration Credit Fund was renamed Columbia Variable Portfolio – Select Short Corporate Income Fund.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not
14
Columbia Variable Portfolio – Select Short Corporate Income Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
Columbia Variable Portfolio – Select Short Corporate Income Fund  | 2026
15

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and
16
Columbia Variable Portfolio – Select Short Corporate Income Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2026:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	113,944 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(24,141)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(309,421)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	99,634,470
Futures contracts — short	52,375,918
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
Columbia Variable Portfolio – Select Short Corporate Income Fund  | 2026
17

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.48% to 0.33% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2026 was 0.48% of the Fund’s average daily net assets.
18
Columbia Variable Portfolio – Select Short Corporate Income Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2026 was 0.03% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2027 (%)
Class 1	0.41
Class 2	0.66
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated
Columbia Variable Portfolio – Select Short Corporate Income Fund  | 2026
19

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
321,614,000	501,000	(1,682,000)	(1,181,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(9,336,285)	(45,551,968)	(54,888,253)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $198,495,983 and $216,128,023, respectively, for the six months ended June 30, 2026, of which $6,657,179 and $6,730,000, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
20
Columbia Variable Portfolio – Select Short Corporate Income Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,433,333	4.21	3
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Columbia Variable Portfolio – Select Short Corporate Income Fund  | 2026
21

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At June 30, 2026, affiliated shareholders of record owned 96.5% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
22
Columbia Variable Portfolio – Select Short Corporate Income Fund  | 2026

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Select Short Corporate Income Fund (formerly, Columbia Variable Portfolio – Limited Duration Credit Fund) (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
Columbia Variable Portfolio – Select Short Corporate Income Fund  | 2026
23

Approval of Management Agreement (continued)
(Unaudited)
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, and (iii) the net assets of the Fund.  The Board observed that the Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
24
Columbia Variable Portfolio – Select Short Corporate Income Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
Columbia Variable Portfolio – Select Short Corporate Income Fund  | 2026
25

Approval of Management Agreement (continued)
(Unaudited)
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
26
Columbia Variable Portfolio – Select Short Corporate Income Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Variable Portfolio – Select Short Corporate Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
SAR7015_(08/26)

Columbia Variable Portfolio – Emerging Markets Bond Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Emerging Markets Bond Fund | 2026

Portfolio of Investments
June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Convertible Bonds 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
China 0.1%
Country Garden Holdings Co., Ltd.(a)
12/31/2031	0.000%	2,657,509	190,507
Total Convertible Bonds (Cost $380,220)			190,507

Corporate Bonds & Notes 7.6%

Brazil 0.1%
Raizen Fuels Finance SA(b)
07/08/2032	6.250%	726,000	399,300
China 0.0%
Country Garden Holdings Co., Ltd.(c)
12/31/2032	5.000%	1,282,743	142,668
Indonesia 0.7%
Indofood CBP Sukses Makmur Tbk PT(b)
06/09/2031	3.398%	3,000,000	2,742,305
Malaysia 0.5%
GENM Capital Labuan Ltd.(b)
04/19/2031	3.882%	2,210,000	1,990,424
Russian Federation 0.4%
Phosagro OAO Via Phosagro Bond Funding DAC(b)
09/16/2028	2.600%	2,128,000	1,422,555
Saudi Arabia 2.2%
EIG Pearl Holdings Sarl(b)
08/31/2036	3.545%	2,376,294	2,152,999
Greensaif Pipelines Bidco Sarl(b)
02/23/2036	5.853%	3,371,000	3,442,368
02/23/2038	6.129%	1,500,000	1,550,587
08/23/2042	6.103%	1,455,000	1,487,021
Total			8,632,975
South Korea 1.0%
LG Chem Ltd.(b)
07/07/2026	1.375%	1,536,000	1,535,019
LG Energy Solution Ltd.(b)
04/02/2035	5.875%	2,400,000	2,437,133
Total			3,972,152
Tanzania 0.6%
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%	524,000	495,932
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
HTA Group Ltd.(b)
06/04/2029	7.500%		1,759,000	1,802,975
Total				2,298,907
Turkey 0.8%
Sisecam UK PLC(b)
05/02/2032	8.625%		3,154,000	3,209,651
United Arab Emirates 1.3%
Galaxy Pipeline Assets Bidco Ltd.(b)
03/31/2036	2.625%		2,600,000	2,267,903
09/30/2040	2.940%		3,652,860	3,046,338
Total				5,314,241
Total Corporate Bonds & Notes (Cost $31,455,308)				30,125,178

Foreign Government Obligations(d),(e) 85.5%

Angola 0.9%
Angolan Government International Bond(b)
05/08/2048	9.375%		3,750,000	3,600,448
Argentina 2.7%
Argentine Republic Government International Bond(f)
07/09/2035	2.750%		12,600,000	10,084,777
07/09/2046	3.750%		670,909	513,187
Total				10,597,964
Bahrain 2.7%
Bahrain Government International Bond(b)
05/18/2034	5.625%		2,635,000	2,397,604
06/10/2036	7.125%		1,993,000	1,970,086
CBB International Sukuk Programme Co. WLL(b)
05/18/2029	3.875%		3,867,000	3,630,061
09/03/2034	6.124%		2,816,000	2,759,390
Total				10,757,141
Brazil 1.6%
Brazil Notas do Tesouro Nacional
01/01/2031	10.000%	BRL	589,700	993,197
Brazilian Government International Bond
01/22/2032	6.125%		1,770,000	1,807,089
01/27/2045	5.000%		698,000	557,744
05/13/2054	7.125%		931,000	935,671
01/12/2056	7.250%		2,003,000	2,010,773
Total				6,304,474
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2026
3

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chile 3.9%
Chile Government International Bond
01/05/2036	4.950%	8,504,772	8,411,479
Corp Nacional del Cobre de Chile(b)
01/30/2037	5.529%	4,030,000	3,966,264
Corporación Nacional del Cobre de Chile(b)
01/26/2036	6.440%	1,991,000	2,108,351
Empresa Nacional del Petroleo(b)
05/10/2033	6.150%	881,000	913,635
Total			15,399,729
Colombia 1.8%
Colombia Government International Bond
11/07/2036	7.750%	1,757,000	1,915,623
09/18/2037	7.375%	3,400,000	3,602,703
02/26/2044	5.625%	1,721,000	1,481,940
Total			7,000,266
Dominican Republic 4.2%
Dominican Republic International Bond(b)
01/25/2027	5.950%	4,035,000	4,053,129
01/30/2030	4.500%	3,659,000	3,530,796
09/23/2032	4.875%	1,487,000	1,412,944
10/28/2035	5.875%	2,900,000	2,865,796
04/30/2044	7.450%	2,790,000	3,027,675
01/27/2045	6.850%	271,000	277,789
06/05/2049	6.400%	1,550,000	1,516,413
Total			16,684,542
Ecuador 1.6%
Ecuador Government International Bond(b)
01/29/2034	8.750%	2,010,000	2,025,227
01/29/2039	9.250%	1,108,000	1,135,231
Ecuador Government International Bond(b),(f)
07/31/2035	6.900%	1,304,312	1,195,083
07/31/2040	5.000%	2,485,221	2,079,486
Total			6,435,027
Egypt 1.5%
Egypt Government International Bond(b)
02/21/2048	7.903%	1,491,000	1,364,517
02/16/2061	7.500%	5,440,000	4,685,782
Total			6,050,299
Ghana 1.2%
Ghana Government International Bond(b),(f)
07/03/2035	5.000%	5,135,567	4,760,832
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Guatemala 0.6%
Guatemala Government Bond(b)
08/06/2031	6.050%	879,000	902,752
10/07/2033	3.700%	909,000	806,717
06/01/2050	6.125%	489,000	489,006
Total			2,198,475
Hungary 2.8%
Hungary Government International Bond(b)
09/22/2031	2.125%	5,637,000	4,885,818
09/22/2032	6.250%	1,330,000	1,406,945
03/26/2036	5.500%	3,478,000	3,491,643
09/21/2051	3.125%	1,930,000	1,234,153
Total			11,018,559
India 1.3%
Export-Import Bank of India(b)
02/01/2028	3.875%	2,700,000	2,660,217
01/15/2030	3.250%	2,669,000	2,527,735
Total			5,187,952
Indonesia 6.4%
Indonesia Government International Bond
02/11/2049	5.350%	778,000	744,198
10/30/2049	3.700%	2,255,000	1,643,648
Perusahaan Penerbit SBSN Indonesia III(b)
06/06/2032	4.700%	15,702,000	15,535,786
11/15/2033	5.600%	2,680,000	2,738,603
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(b)
02/03/2036	5.450%	277,000	264,883
PT Perusahaan Listrik Negara(b)
07/17/2049	4.875%	5,679,000	4,556,870
Total			25,483,988
Ivory Coast 1.3%
Ivory Coast Government International Bond(b)
03/03/2028	6.375%	1,667,500	1,686,330
04/01/2036	8.075%	1,157,000	1,265,351
01/30/2037	8.250%	1,800,000	1,993,523
Total			4,945,204
Jordan 0.3%
Jordan Government International Bond(b)
10/10/2047	7.375%	1,361,000	1,352,257
Kazakhstan 2.3%
Baiterek National Investment Holding JSC(b)
05/06/2033	5.200%	2,714,000	2,690,442
Development Bank of Kazakhstan(b)
04/15/2027	5.500%	1,898,000	1,905,721
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
KazMunayGas National Co. JSC(b)
04/19/2047	5.750%		2,598,000	2,481,337
QazaqGaz NC JSC(b)
05/08/2036	5.625%		1,975,000	1,942,916
Total				9,020,416
Kenya 0.5%
Republic of Kenya Government International Bond(b)
02/26/2039	8.700%		1,946,000	1,924,303
Lebanon 0.3%
Lebanon Government International Bond(b),(g)
04/12/2021	0.000%		2,097,000	556,734
11/04/2024	0.000%		1,790,000	439,997
03/20/2028	0.000%		833,000	209,226
Total				1,205,957
Mexico 7.9%
Comision Federal de Electricidad(b)
07/26/2033	3.875%		4,200,000	3,629,615
01/28/2034	6.045%		271,000	265,218
Mexican Bonos
05/31/2029	8.500%	MXN	15,000,000	869,686
Mexico Government International Bond
02/12/2034	3.500%		17,741,000	15,135,047
02/09/2038	6.125%		1,119,000	1,098,650
05/16/2040	5.375%	EUR	694,000	796,815
05/07/2054	6.400%		4,493,000	4,233,499
Petroleos Mexicanos
11/12/2026	7.470%	MXN	4,700,000	268,581
01/23/2045	6.375%		1,657,000	1,410,624
02/12/2048	6.350%		4,191,000	3,442,957
Total				31,150,692
Mongolia 0.1%
Mongolia Government International Bond(b)
01/19/2028	8.650%		488,000	512,333
Morocco 1.2%
OCP SA(b),(f),(h)
	6.741%		1,142,000	1,135,139
OCP SA(b)
03/01/2036	6.700%		1,158,000	1,206,602
06/23/2051	5.125%		3,071,000	2,474,469
Total				4,816,210
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nigeria 1.9%
Nigeria Government International Bond(b)
09/28/2028	6.125%	1,600,000	1,597,928
09/28/2033	7.375%	2,796,000	2,814,666
12/09/2034	10.375%	1,024,000	1,214,593
01/13/2036	8.631%	306,000	331,726
11/28/2047	7.625%	1,739,000	1,701,247
Total			7,660,160
Oman 1.7%
Oman Government International Bond(b)
01/17/2048	6.750%	4,233,000	4,630,653
OQ SAOC(b)
05/06/2028	5.125%	1,964,000	1,962,841
Total			6,593,494
Pakistan 0.7%
Pakistan Government International Bond(b)
12/05/2027	6.875%	1,400,000	1,410,001
04/08/2031	7.375%	1,395,000	1,403,064
Total			2,813,065
Panama 1.7%
Panama Government International Bond
03/01/2031	7.500%	1,494,000	1,645,939
09/29/2032	2.252%	2,800,000	2,349,868
01/19/2033	3.298%	2,978,000	2,642,384
Total			6,638,191
Paraguay 2.1%
Paraguay Government International Bond(b)
06/28/2033	3.849%	2,000,000	1,867,321
08/11/2044	6.100%	5,068,000	5,181,745
03/30/2050	5.400%	1,574,000	1,450,905
Total			8,499,971
Peru 2.2%
Peruvian Government International Bond
01/15/2034	3.000%	3,634,000	3,150,629
11/18/2050	5.625%	5,677,000	5,532,073
Total			8,682,702
Philippines 1.2%
Philippine Government International Bond
06/24/2036	5.325%	1,242,000	1,243,690
07/06/2046	3.200%	5,234,000	3,655,213
Total			4,898,903
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2026
5

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Poland 1.2%
Republic of Poland Government International Bond
10/04/2033	4.875%	1,700,000	1,692,018
03/18/2054	5.500%	3,145,000	2,975,913
Total			4,667,931
Romania 2.5%
Romanian Government International Bond(b)
03/27/2032	3.625%	11,236,000	10,056,943
Russian Federation 0.4%
Gazprom PJSC via Gaz Finance PLC(b)
02/25/2030	3.250%	2,254,000	1,532,720
Saudi Arabia 4.7%
Avilease Capital Ltd.(b)
11/12/2030	4.750%	2,453,000	2,397,234
06/30/2031	5.500%	661,000	664,595
KSA Ijarah Sukuk Ltd.(b)
09/09/2030	4.250%	3,070,000	3,001,626
KSA Sukuk Ltd.(b)
10/29/2029	2.969%	1,000,000	942,144
Saudi Government International Bond(b)
10/22/2030	3.250%	1,900,000	1,786,209
07/18/2033	4.875%	1,830,000	1,815,547
01/13/2035	5.625%	5,587,000	5,785,285
01/12/2056	5.875%	2,477,000	2,403,478
Total			18,796,118
South Africa 2.0%
Republic of South Africa Government International Bond
09/30/2049	5.750%	3,900,000	3,306,580
04/20/2052	7.300%	2,592,000	2,617,329
Republic of South Africa Government International Bond(b)
11/19/2054	7.950%	1,262,000	1,360,627
12/11/2055	7.250%	610,000	608,348
Total			7,892,884
Sri Lanka 0.8%
Sri Lanka Government International Bond(b)
04/15/2028	4.000%	304,684	293,982
Sri Lanka Government International Bond(b),(f)
01/15/2030	3.100%	429,898	435,065
03/15/2033	3.350%	843,238	806,009
06/15/2035	3.600%	569,380	472,391
05/15/2036	3.600%	395,163	396,019
02/15/2038	3.600%	790,658	793,518
Total			3,196,984
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Turkey 5.5%
Turkey Government International Bond
02/17/2028	5.125%	8,000,000	7,927,244
03/14/2029	9.375%	1,600,000	1,734,561
04/26/2029	7.625%	1,885,000	1,964,901
05/11/2047	5.750%	500,000	405,582
Turkiye Government International Bond
03/13/2030	5.250%	4,749,000	4,596,123
05/15/2034	7.625%	3,800,000	3,989,095
01/03/2035	6.500%	1,000,000	976,264
Total			21,593,770
Ukraine 1.7%
Ukraine Government International Bond(b),(f)
02/01/2032	4.000%	2,948,000	2,437,233
02/01/2034	4.500%	1,575,787	1,105,428
02/01/2035	4.500%	4,480,482	3,099,937
Total			6,642,598
United Arab Emirates 5.5%
Abu Dhabi Developmental Holding Co. PJSC(b)
05/06/2035	5.000%	2,179,000	2,142,942
Abu Dhabi Future Energy Co. PJSC Masdar(b)
07/25/2034	5.250%	2,500,000	2,502,757
Adnoc Murban Rsc Ltd.(b)
09/11/2034	4.500%	2,000,000	1,920,381
DAE Sukuk Difc Ltd.(b)
10/16/2030	4.500%	2,051,000	1,974,757
DP World Crescent Ltd.(b)
09/26/2028	4.848%	2,000,000	1,985,173
05/08/2035	5.500%	1,910,000	1,908,477
DP World Ltd.(b)
09/25/2048	5.625%	1,291,000	1,194,007
DP World PLC(b)
07/02/2037	6.850%	5,900,000	6,359,608
MDGH GMTN (RSC), Ltd.(b)
04/28/2033	5.500%	1,808,000	1,851,718
Total			21,839,820
Uruguay 0.9%
Oriental Republic of Uruguay
09/10/2060	5.250%	2,907,578	2,698,701
Uruguay Government International Bond
11/20/2045	4.125%	1,077,570	927,984
Total			3,626,685
Venezuela 1.7%
Petroleos de Venezuela SA(b),(g)
05/16/2024	0.000%	12,559,928	4,716,520
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Venezuela Government International Bond(b),(g)
10/13/2024	0.000%	4,300,000	1,957,300
Total			6,673,820
Total Foreign Government Obligations (Cost $331,245,385)			338,713,827

Money Market Funds 4.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.767%(i),(j)	18,813,624	18,802,336
Total Money Market Funds (Cost $18,805,700)		18,802,336
Total Investments in Securities (Cost $381,886,613)		387,831,848
Other Assets & Liabilities, Net		8,481,297
Net Assets		$396,313,145
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
20,742,607 MXN	1,202,082 USD	HSBC	07/24/2026	18,225	—
3,062,222 EUR	3,560,553 USD	Wells Fargo	07/24/2026	58,334	—
Total				76,559	—
Notes to Portfolio of Investments
(a)	Zero coupon bond.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2026, the total value of these securities amounted to $250,210,426, which represents 63.13% of total net assets.

(c)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2026.

(g)	Represents a security in default.
(h)	Perpetual security with no specified maturity date.
(i)	The rate shown is the seven-day current annualized yield at June 30, 2026.
(j)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.767%
	3,761,490	68,457,961	(53,413,751)	(3,364)	18,802,336	(3,047)	269,322	18,813,624
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2026
7

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Currency Legend
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Convertible Bonds	—	190,507	—	190,507
Corporate Bonds & Notes	—	30,125,178	—	30,125,178
Foreign Government Obligations	—	338,713,827	—	338,713,827
Money Market Funds	18,802,336	—	—	18,802,336
Total Investments in Securities	18,802,336	369,029,512	—	387,831,848
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	76,559	—	76,559
Total	18,802,336	369,106,071	—	387,908,407
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Fair value measurements   (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2026
9

Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $363,080,913)	$369,029,512
Affiliated issuers (cost $18,805,700)	18,802,336
Cash	45,922
Foreign currency (cost $2,812,863)	2,808,930
Unrealized appreciation on forward foreign currency exchange contracts	76,559
Receivable for:
Capital shares sold	1,728
Dividends	60,545
Interest	5,917,045
Foreign tax reclaims	5,663
Prepaid expenses	717
Total assets	396,748,957
Liabilities
Payable for:
Capital shares redeemed	263,178
Management services fees	6,436
Distribution and/or service fees	1,305
Service fees	33,738
Compensation of chief compliance officer	31
Compensation of board members	1,561
Other expenses	28,189
Deferred compensation of board members	101,374
Total liabilities	435,812
Net assets applicable to outstanding capital stock	$396,313,145
Represented by
Paid in capital	474,641,165
Total distributable earnings (loss)	(78,328,020)
Total - representing net assets applicable to outstanding capital stock	$396,313,145
Class 1
Net assets	$203,527,837
Shares outstanding	23,918,509
Net asset value per share	$8.51
Class 2
Net assets	$192,785,308
Shares outstanding	22,677,866
Net asset value per share	$8.50
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2026

Statement of Operations
Six Months Ended June 30, 2026 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$269,322
Interest	11,922,788
Total income	12,192,110
Expenses:
Management services fees	1,182,661
Distribution and/or service fees
Class 2	239,271
Service fees	191,024
Custodian fees	17,782
Printing and postage fees	5,949
Accounting services fees	19,031
Legal fees	9,827
Compensation of chief compliance officer	31
Compensation of board members	7,635
Deferred compensation of board members	16,165
Other	5,205
Total expenses	1,694,581
Net investment income	10,497,529
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,752,086)
Investments — affiliated issuers	(3,047)
Foreign currency translations	15,781
Forward foreign currency exchange contracts	4,883
Net realized loss	(1,734,469)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	2,329,753
Investments — affiliated issuers	(3,364)
Foreign currency translations	(10,526)
Forward foreign currency exchange contracts	66,685
Net change in unrealized appreciation (depreciation)	2,382,548
Net realized and unrealized gain	648,079
Net increase in net assets resulting from operations	$11,145,608
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2026
11

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment income	$10,497,529	$20,751,011
Net realized loss	(1,734,469)	(7,561,052)
Net change in unrealized appreciation (depreciation)	2,382,548	34,064,169
Net increase in net assets resulting from operations	11,145,608	47,254,128
Distributions to shareholders
Net investment income and net realized gains
Class 1	(5,398,123)	(10,673,424)
Class 2	(4,884,643)	(9,798,172)
Total distributions to shareholders	(10,282,766)	(20,471,596)
Decrease in net assets from capital stock activity	(5,313,315)	(19,555,138)
Total increase (decrease) in net assets	(4,450,473)	7,227,394
Net assets at beginning of period	400,763,618	393,536,224
Net assets at end of period	$396,313,145	$400,763,618

	Six Months Ended		Year Ended
	June 30, 2026 (Unaudited)		December 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	152,939	1,309,009	287,928	2,375,292
Distributions reinvested	645,747	5,398,123	1,294,902	10,673,424
Shares redeemed	(1,056,394)	(8,999,866)	(2,244,607)	(18,490,164)
Net decrease	(257,708)	(2,292,734)	(661,777)	(5,441,448)
Class 2
Shares sold	406,967	3,474,914	649,818	5,358,851
Distributions reinvested	584,710	4,884,643	1,189,375	9,798,172
Shares redeemed	(1,336,383)	(11,380,138)	(3,578,093)	(29,270,713)
Net decrease	(344,706)	(3,020,581)	(1,738,900)	(14,113,690)
Total net decrease	(602,414)	(5,313,315)	(2,400,677)	(19,555,138)
The accompanying Notes to Financial Statements are an integral part of this statement.
12
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Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2026
13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$8.49	0.23	0.02	0.25	(0.23)	(0.23)
Year Ended 12/31/2025	$7.94	0.44	0.55	0.99	(0.44)	(0.44)
Year Ended 12/31/2024	$7.86	0.42	0.08	0.50	(0.42)	(0.42)
Year Ended 12/31/2023	$7.52	0.40	0.36	0.76	(0.42)	(0.42)
Year Ended 12/31/2022	$9.37	0.34	(1.85)	(1.51)	(0.34)	(0.34)
Year Ended 12/31/2021	$9.97	0.37	(0.59)	(0.22)	(0.38)	(0.38)
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$8.49	0.22	0.01	0.23	(0.22)	(0.22)
Year Ended 12/31/2025	$7.93	0.42	0.56	0.98	(0.42)	(0.42)
Year Ended 12/31/2024	$7.85	0.39	0.09	0.48	(0.40)	(0.40)
Year Ended 12/31/2023	$7.52	0.38	0.35	0.73	(0.40)	(0.40)
Year Ended 12/31/2022	$9.36	0.32	(1.83)	(1.51)	(0.33)	(0.33)
Year Ended 12/31/2021	$9.96	0.34	(0.59)	(0.25)	(0.35)	(0.35)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$8.51	2.99%	0.74%	0.74%	5.45%	19%	$203,528
Year Ended 12/31/2025	$8.49	12.78%	0.73% (c)	0.73% (c)	5.40%	46%	$205,374
Year Ended 12/31/2024	$7.94	6.39%	0.75% (c)	0.75% (c)	5.20%	45%	$197,159
Year Ended 12/31/2023	$7.86	10.43%	0.76%	0.76%	5.32%	29%	$205,936
Year Ended 12/31/2022	$7.52	(16.03% )	0.75%	0.75%	4.37%	22%	$216,467
Year Ended 12/31/2021	$9.37	(2.20% )	0.76%	0.76%	3.81%	41%	$248,905
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$8.50	2.74%	0.99%	0.99%	5.20%	19%	$192,785
Year Ended 12/31/2025	$8.49	12.65%	0.98% (c)	0.98% (c)	5.15%	46%	$195,389
Year Ended 12/31/2024	$7.93	6.13%	1.00% (c)	1.00% (c)	4.94%	45%	$196,377
Year Ended 12/31/2023	$7.85	10.02%	1.01%	1.01%	5.07%	29%	$200,794
Year Ended 12/31/2022	$7.52	(16.16% )	1.00%	1.00%	4.11%	22%	$199,492
Year Ended 12/31/2021	$9.36	(2.45% )	1.01%	1.01%	3.56%	41%	$250,595
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2026
15

Notes to Financial Statements
June 30, 2026 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Emerging Markets Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
16
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2026
17

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing its investment objectives. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. These instruments may be used for other purposes in future periods.
18
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2026:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	76,559
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)
Foreign exchange risk	4,883

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)
Foreign exchange risk	66,685
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2026:
Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	29,423	(28,035)
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2026
19

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of June 30, 2026:
	HSBC ($)	Wells Fargo ($)	Total ($)
Assets
Forward foreign currency exchange contracts	18,225	58,334	76,559
Total financial and derivative net assets	18,225	58,334	76,559
Total collateral received (pledged) (a)	-	-	-
Net amount (b)	18,225	58,334	76,559

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
20
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.60% to 0.393% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2026 was 0.600% of the Fund’s average daily net assets.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates provide services to the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) either pursuant to subadvisory agreements, delegation agreements, personnel-sharing agreements or similar inter-company or other arrangements or relationships, and the Fund pays no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2026
21

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Pursuant to some of these arrangements or relationships, certain personnel of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), provide such services to the Fund.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2026 was 0.10% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
22
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2026 through April 30, 2027 (%)	Prior to May 1, 2026 (%)
Class 1	0.78	0.75
Class 2	1.03	1.00
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
381,887,000	16,545,000	(10,524,000)	6,021,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(14,129,490)	(68,184,697)	(82,314,187)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2026
23

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $71,151,140 and $94,153,072, respectively, for the six months ended June 30, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2026.
24
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At June 30, 2026, one unaffiliated shareholder of record owned 43.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 52.7% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2026
25

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
26
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2026

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Emerging Markets Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2026
27

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, and (iii) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
28
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2026
29

Approval of Management Agreement (continued)
(Unaudited)
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
30
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Variable Portfolio – Emerging Markets Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
SAR7006_(08/26)

Columbia Variable Portfolio – Commodity Strategy Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Commodity Strategy Fund | 2026

Consolidated Portfolio of Investments
June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 16.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	4,108	4,118
Series 2024-2PL Class A
10/27/2031	5.070%	60,847	60,936
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	17,572	17,662
Affirm Asset Securitization Trust(a)
Series 2024-B Class A
09/15/2029	4.620%	877,000	877,826
Series 2026-X1 Class A
04/15/2031	4.270%	213,528	213,446
Affirm Master Trust(a)
Series 2025-1A Class A
02/15/2033	4.990%	375,000	376,191
Series 2025-2A Class A
07/15/2033	4.670%	100,000	100,190
American Credit Acceptance Receivables Trust(a)
Series 2022-4 Class D
02/15/2029	8.000%	73,945	74,048
CarMax Auto Owner Trust
Series 2023-1 Class A4
01/16/2029	4.650%	575,000	575,815
Series 2023-3 Class A3
05/15/2028	5.280%	196,619	197,254
Series 2024-2 Class A3
01/16/2029	5.500%	782,707	788,287
Series 2025-1 Class A3
01/15/2030	4.840%	250,000	251,105
CNH Equipment Trust
Subordinated Series 2024-A Class A3
06/15/2029	4.770%	492,160	493,843
DailyPay Securitization Trust(a)
Series 2025-1A Class A
06/25/2028	5.630%	225,000	225,718
FCCU Auto Receivables Trust(a)
Series 2026-1A Class A2
10/15/2029	3.980%	263,294	262,551
Ford Credit Auto Owner Trust(a)
Series 2021-2 Class A
05/15/2034	1.530%	250,000	247,547
Series 2022-1 Class A
11/15/2034	3.880%	675,000	672,465
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Credit Auto Owner Trust
Series 2024-C Class A2A
08/15/2027	4.320%	1,834	1,834
GLS Auto Select Receivables Trust(a)
Series 2024-2A Class A2
06/17/2030	5.580%	402,348	404,709
Series 2024-3A Class A2
10/15/2029	5.590%	334,104	336,278
Series 2024-4A Class A2
12/17/2029	4.430%	455,786	455,657
GMF Floorplan Owner Revolving Trust(a)
Series 2024-1A Class A1
03/15/2029	5.130%	725,000	729,034
GreenSky Home Improvement Issuer Trust(a)
Series 2025-1A Class A2
03/25/2060	5.120%	36,241	36,306
Series 2025-2 Class A2
06/25/2060	4.930%	96,705	96,805
Harley-Davidson Motorcycle Trust
Series 2024-A Class A3
03/15/2029	5.370%	382,740	384,798
Hyundai Auto Lease Securitization Trust(a)
Series 2024-C Class A3
04/17/2028	4.620%	950,000	951,273
Series 2025-A Class A3
01/18/2028	4.830%	250,000	250,688
Hyundai Auto Receivables Trust
Series 2025-B Class A2A
08/15/2028	4.450%	27,409	27,429
John Deere Owner Trust
Series 2024-A Class A3
11/15/2028	4.960%	696,458	698,958
Kubota Credit Owner Trust(a)
Series 2024-2A Class A3
11/15/2028	5.260%	616,086	620,014
Marlette Funding Trust(a)
Series 2025-1A Class A
07/16/2035	4.750%	15,616	15,621
Mercedes-Benz Auto Receivables Trust
Series 2023-2 Class A3
11/15/2028	5.950%	98,562	99,309
Nissan Auto Receivables Owner Trust
Series 2025-A Class A2A
02/15/2028	4.500%	432,740	433,091
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund  | 2026
3

Consolidated Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nissan Master Owner Trust Receivables(a)
Series 2024-B Class A
02/15/2029	5.050%	850,000	853,534
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class A
07/15/2032	5.092%	96,570	96,730
Series 2024-5 Class A
10/15/2031	6.278%	25,464	25,479
Series 2025-1 Class A2
07/15/2032	5.156%	67,284	67,365
Series 2025-R3 Class A
01/18/2033	4.841%	76,316	76,109
Pagaya AI Debt Selection Trust(a)
Series 2024-7 Class A
12/15/2031	6.117%	90,615	90,660
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	114,775	114,827
PEAC Solutions Receivables LLC(a)
Series 2024-1A Class A2
06/21/2027	5.790%	55,191	55,404
Series 2024-2A Class A2
04/20/2027	4.740%	38,833	38,868
RCKT Trust(a)
Series 2025-1A Class A
07/25/2034	4.900%	72,180	72,262
Reach Abs Trust(a)
Series 2026-1 Class A
02/15/2033	4.320%	55,802	55,768
Reach ABS Trust(a)
Series 2024-2A Class A
07/15/2031	5.880%	13,881	13,889
Series 2025-2A Class A
08/18/2032	4.930%	80,071	80,228
Research-Driven Pagaya Motor Asset Trust(a)
Series 2025-4A Class A2
04/25/2034	5.124%	87,880	87,997
SBNA Auto Lease Trust(a)
Series 2024-A Class A4
01/22/2029	5.240%	597	598
SoFi Consumer Loan Program(a)
Series 2026-3 Class A
06/25/2035	4.460%	575,000	575,057
SoFi Consumer Loan Program Trust(a)
Series 2025-1 Class A
02/27/2034	4.800%	94,419	94,476
Series 2025-2 Class A
06/25/2034	4.820%	252,414	252,637
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2026-1 Class A
12/26/2035	4.060%	314,470	313,570
Series 2026-2 Class A
03/25/2036	4.270%	115,358	115,185
Toyota Auto Receivables Owner Trust
Series 2023-A Class A3
09/15/2027	4.630%	32,773	32,789
Upgrade Master Pass-Thru Trust(a)
Series 2025-ST5 Class A
09/15/2032	4.794%	111,693	111,669
Series 2026-ST2 Class A
06/15/2034	4.413%	234,408	234,130
Upgrade Master Pass-Thru Trust Series(a)
Series 2025-ST8 Class A
12/15/2033	4.618%	280,321	280,332
Upstart Securitization Trust(a)
Series 2024-1 Class A
11/20/2034	5.330%	23,139	23,160
Series 2025-3 Class A2
09/20/2035	4.600%	105,161	105,124
Volkswagen Auto Lease Trust
Series 2024-A Class A3
06/21/2027	5.210%	457,013	457,684
Series 2024-A Class A4
12/20/2028	5.200%	225,000	225,539
Series 2025-A Class A3
06/20/2028	4.500%	625,000	625,804
Series 2025-B Class A3
01/22/2029	4.010%	300,000	298,911
Volkswagen Auto Loan Enhanced Trust
Series 2024-1 Class A2A
11/22/2027	4.650%	56,170	56,204
World Omni Auto Receivables Trust
Series 2024-A Class A3
03/15/2029	4.860%	40,594	40,720
Total Asset-Backed Securities — Non-Agency (Cost $16,577,432)			16,553,515

Commercial Mortgage-Backed Securities - Non-Agency 3.9%

BANK
Series 2017-BNK5 Class A4
06/15/2060	3.131%	310,283	306,636
Series 2019-BNK18 Class ASB
05/15/2062	3.432%	162,669	160,499
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2017-BNK3 Class A3
02/15/2050	3.311%	442,899	440,568
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
4
Columbia Variable Portfolio – Commodity Strategy Fund  | 2026

Consolidated Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CD Mortgage Trust
Series 2017-CD4 Class ASB
05/10/2050	3.317%	69,673	69,411
Series 2017-CD6 Class ASB
11/13/2050	3.332%	150,265	149,256
CFCRE Commercial Mortgage Trust
Series 2017-C8 Class ASB
06/15/2050	3.367%	6,410	6,399
CGMS Commercial Mortgage Trust
Series 2017-B1 Class AAB
08/15/2050	3.243%	63,643	63,151
DBJPM Mortgage Trust
Series 2016-C3 Class A5
08/10/2049	2.890%	132,430	132,170
FirstKey Homes Trust(a)
Series 2021-SFR1 Class A
08/17/2038	1.538%	410,555	408,750
GS Mortgage Securities Trust
Series 2016-GS4 Class A3
11/10/2049	3.178%	8,908	8,897
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5 Class ASB
03/15/2050	3.549%	260,590	259,989
UBS Commercial Mortgage Trust
Series 2017-C2 Class A3
08/15/2050	3.225%	47,952	47,415
Series 2017-C3 Class ASB
08/15/2050	3.215%	266,683	264,935
Series 2018-C12 Class A4
08/15/2051	4.030%	250,000	246,969
Series 2019-C17 Class ASB
10/15/2052	2.866%	290,463	283,344
Wells Fargo Commercial Mortgage Trust
Series 2016-C36 Class A3
11/15/2059	2.807%	188,265	187,302
Series 2016-LC25 Class A4
12/15/2059	3.640%	475,000	473,187
Series 2018-C45 Class ASB
06/15/2051	4.147%	202,089	201,289
Series 2018-C47 Class ASB
09/15/2061	4.365%	185,029	184,405
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $3,878,946)			3,894,572

Corporate Bonds & Notes 22.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.0%
BAE Systems PLC(a)
03/26/2029	5.125%	250,000	253,472
Boeing Co. (The)
03/01/2029	3.200%	250,000	241,054
Harris Corp.
06/15/2028	4.400%	250,000	249,145
Raytheon Technologies Corp.
03/15/2027	3.500%	240,000	238,762
Total			982,433
Automotive 0.3%
Toyota Motor Credit Corp.(b)
SOFR + 0.480% 05/12/2028	4.100%	250,000	250,040
Banking 6.6%
Bank of America Corp.(b)
SOFR + 1.110% 05/09/2029	4.730%	500,000	503,537
Bank of Montreal(c)
09/10/2027	4.567%	240,000	240,017
Bank of New York Mellon Corp. (The)(b)
SOFR + 0.680% 06/09/2028	4.300%	240,000	240,215
Bank of Nova Scotia (The)(b)
SOFR + 0.760% 09/15/2028	4.380%	240,000	240,480
Canadian Imperial Bank of Commerce(c)
09/08/2028	4.243%	240,000	239,232
Citigroup, Inc.(b)
SOFR + 0.870% 03/04/2029	4.490%	475,000	476,071
Cooperatieve Rabobank UA(b)
SOFR + 0.410% 06/09/2028	4.030%	250,000	250,001
Goldman Sachs Group, Inc. (The)(c)
03/15/2028	3.615%	465,000	461,917
HSBC Holdings PLC(c)
03/13/2028	4.041%	310,000	308,843
JPMorgan Chase & Co.(c)
04/22/2028	5.571%	475,000	479,013
Morgan Stanley(c)
07/20/2027	1.512%	475,000	474,224
PNC Financial Services Group, Inc. (The)(c)
07/23/2027	5.102%	250,000	250,086
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund  | 2026
5

Consolidated Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royal Bank of Canada(b)
SOFR + 0.790% 07/23/2027	4.410%	250,000	250,067
Skandinaviska Enskilda Banken AB(a)
03/05/2027	5.125%	200,000	201,302
State Street Corp.(c)
04/24/2028	4.543%	235,000	235,137
Toronto-Dominion Bank (The)(b)
SOFR + 0.580% 01/13/2028	4.200%	240,000	240,208
Truist Bank(c)
01/27/2029	4.144%	250,000	248,289
UBS Group AG(a),(c)
05/12/2028	4.751%	235,000	235,476
US Bank(b)
SOFR + 0.660% 05/20/2029	4.280%	250,000	249,948
Wells Fargo & Co.(b)
SOFR + 0.720% 05/20/2029	4.340%	425,000	425,168
Westpac Banking Corp.(a),(b)
SOFR + 0.440% 05/11/2028	4.060%	250,000	250,065
Total			6,499,296
Cable and Satellite 0.3%
Charter Communications Operating LLC/Capital
03/15/2028	4.200%	250,000	246,683
Comcast Corp.
10/15/2028	4.150%	79,000	78,288
Total			324,971
Chemicals 0.2%
LYB International Finance II BV
03/02/2027	3.500%	240,000	238,101
Construction Machinery 0.5%
Caterpillar Financial Services Corp.(b)
SOFR + 0.430% 05/15/2028	4.050%	250,000	250,030
John Deere Capital Corp.(b)
SOFR + 0.500% 03/06/2028	4.120%	240,000	240,362
Total			490,392
Diversified Manufacturing 0.5%
Carrier Global Corp.
02/15/2027	2.493%	246,000	243,252
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Siemens Financieringsmaatschappij NV(a)
03/16/2027	3.400%	250,000	248,495
Total			491,747
Electric 2.4%
Dominion Energy, Inc.
05/15/2028	4.600%	250,000	250,111
DTE Energy Co.
06/01/2028	4.875%	250,000	251,122
Duke Energy Corp.
08/15/2027	3.150%	250,000	246,431
Eversource Energy
03/01/2027	2.900%	240,000	237,493
Georgia Power Co.(b)
SOFR + 0.420% 11/22/2027	4.040%	114,000	114,233
NextEra Energy Capital Holdings, Inc.
09/01/2027	4.685%	240,000	240,577
Public Service Enterprise Group, Inc.
11/15/2027	5.850%	235,000	239,190
Southern Co. (The)
03/15/2029	5.500%	110,000	112,514
Vistra Operations Co. LLC(a)
10/15/2028	4.300%	250,000	246,981
WEC Energy Group, Inc.
01/15/2028	4.750%	235,000	235,641
Xcel Energy, Inc.
03/21/2028	4.750%	240,000	240,702
Total			2,414,995
Food and Beverage 1.5%
Bacardi Ltd.(a)
05/15/2028	4.700%	230,000	229,394
Diageo Capital PLC
10/24/2027	5.300%	250,000	252,863
Kraft Heinz Foods Co.
05/15/2027	3.875%	250,000	248,683
Mars, Inc.(a)
03/01/2027	4.450%	250,000	250,385
Mondelez International, Inc.
03/17/2027	2.625%	240,000	237,007
PepsiCo, Inc.
01/15/2029	4.100%	250,000	248,535
Total			1,466,867
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
6
Columbia Variable Portfolio – Commodity Strategy Fund  | 2026

Consolidated Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 1.2%
Becton Dickinson and Co.
06/06/2027	3.700%	240,000	238,403
Cigna Corp.
10/15/2028	4.375%	240,000	238,977
CVS Health Corp.
03/25/2028	4.300%	240,000	238,766
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	240,000	243,564
HCA, Inc.
09/01/2028	5.625%	250,000	253,885
Total			1,213,595
Healthcare Insurance 0.5%
Anthem, Inc.
03/01/2028	4.101%	235,000	233,340
UnitedHealth Group, Inc.
06/15/2028	4.400%	240,000	239,802
Total			473,142
Independent Energy 0.2%
Woodside Finance Ltd.(a)
03/15/2028	3.700%	240,000	236,084
Integrated Energy 0.3%
BP Capital Markets PLC
09/19/2027	3.279%	250,000	247,183
Life Insurance 1.0%
Corebridge Global Funding(a)
08/20/2027	4.650%	235,000	235,235
Metropolitan Life Global Funding I(a)
04/13/2028	4.250%	250,000	248,779
Pricoa Global Funding I(a)
08/27/2027	4.400%	300,000	300,110
Principal Life Global Funding II(a)
08/18/2028	4.250%	250,000	247,788
Total			1,031,912
Midstream 1.6%
Enbridge, Inc.
11/20/2028	4.200%	250,000	247,719
Energy Transfer Operating LP
06/15/2028	4.950%	240,000	241,302
Enterprise Products Operating LLC
06/20/2028	4.300%	250,000	249,145
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kinder Morgan, Inc.
03/01/2028	4.300%	75,000	74,715
MPLX LP
03/15/2028	4.000%	250,000	247,589
Western Midstream Operating LP
01/15/2029	6.350%	235,000	243,028
Williams Companies, Inc. (The)
06/15/2027	3.750%	250,000	248,425
Total			1,551,923
Natural Gas 0.5%
CenterPoint Energy Resources Corp.
03/01/2028	5.250%	240,000	243,134
NiSource, Inc.
03/30/2028	5.250%	240,000	242,699
Total			485,833
Pharmaceuticals 1.4%
AbbVie, Inc.(b)
SOFR + 0.480% 03/03/2028	4.100%	240,000	240,031
Amgen, Inc.
03/02/2028	5.150%	225,000	227,158
AstraZeneca Finance LLC
05/28/2028	1.750%	260,000	247,853
Bristol Myers Squibb Co.
02/20/2028	3.900%	150,000	149,193
Gilead Sciences, Inc.
05/20/2028	4.250%	250,000	249,288
Merck & Co., Inc.(b)
SOFR + 0.370% 05/22/2028	3.990%	250,000	249,900
Total			1,363,423
Railroads 0.2%
Union Pacific Corp.
02/05/2027	2.150%	175,000	172,787
Technology 1.2%
Broadcom Corp./Cayman Finance Ltd.
01/15/2028	3.500%	240,000	236,798
Fidelity National Information Services, Inc.(b)
SOFR + 1.210% 03/10/2029	4.830%	250,000	251,140
NXP BV/Funding LLC/USA, Inc.
06/01/2027	4.400%	240,000	239,853
Oracle Corp.
02/04/2029	4.550%	250,000	246,503
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund  | 2026
7

Consolidated Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Synopsys, Inc.
04/01/2028	4.650%	240,000	240,333
Total			1,214,627
Transportation Services 0.3%
ERAC USA Finance LLC(a)
05/01/2028	4.600%	285,000	285,460
Wireless 0.5%
American Tower Corp.
07/15/2027	3.550%	245,000	242,856
T-Mobile US, Inc.
04/15/2027	3.750%	250,000	248,631
Total			491,487
Wirelines 0.5%
AT&T, Inc.
02/15/2028	4.100%	250,000	248,073
Verizon Communications, Inc.
03/22/2028	2.100%	265,000	254,370
Total			502,443
Total Corporate Bonds & Notes (Cost $22,467,100)			22,428,741

Foreign Government Obligations(d) 0.5%

Canada 0.5%
Province of Ontario Canada
05/21/2027	1.050%	250,000	243,218
Province of Quebec Canada
04/13/2028	3.625%	250,000	247,374
Total			490,592
Total Foreign Government Obligations (Cost $493,101)			490,592

Residential Mortgage-Backed Securities - Non-Agency 4.2%

A&D Mortgage Trust(a),(c)
CMO Series 2023-NQM2 Class A1
05/25/2068	6.132%	288,071	287,420
ACRA Trust(a),(c)
CMO Series 2024-NQM1 Class A1
10/25/2064	5.608%	200,245	200,739
Homes Trust(a),(e)
CMO Series 2025-NQM3 Class A1
02/25/2070	5.630%	348,296	349,501
Homeward Opportunities Fund Trust(a),(c)
CMO Series 2025-RRTL2 Class A1
09/25/2040	5.237%	350,000	350,071
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JP Morgan Mortgage Trust(a),(b)
CMO Series 2024-HE3 Class A1
30-day Average SOFR + 1.200% 02/25/2055	4.809%	183,487	183,864
OBX Trust(a),(e)
CMO Series 2024-NQ17 Class A1
11/25/2064	5.610%	184,289	184,902
OBX Trust(a),(c)
CMO Series 2025-NQM6 Class A1
03/25/2065	5.603%	220,382	221,140
PRET LLC(a),(c)
CMO Series 2025-NPL7 Class A1
07/25/2055	5.657%	130,487	130,514
CMO Series 2025-NPL8 Class A1
08/25/2055	5.732%	265,579	265,646
PRPM LLC(a),(c)
CMO Series 2024-8 Class A1
12/25/2029	5.897%	181,431	181,464
RCO VIII Mortgage LLC(a),(c)
CMO Series 2025-3 Class A1
05/25/2030	6.435%	47,984	48,019
Reneu Redi Q-1 Trust(a),(c)
CMO Series 2026-RTL1 Class A1
06/25/2041	5.892%	225,000	224,858
SAIF Securitization Trust(a),(c)
CMO Series 2024-CES1 Class A1
07/25/2054	5.965%	204,252	204,946
Toorak Mortgage Trust(a),(c)
CMO Series 2025-RRTL1 Class A1
02/25/2040	5.524%	250,000	250,215
Towd Point Mortgage Trust(a),(e)
CMO Series 2021-SJ1 Class A1
07/25/2068	2.250%	160,398	156,319
VCAT LLC(a),(c)
CMO Series 2026-NPL2 Class A1
02/25/2056	5.062%	312,716	311,528
CMO Series 2026-NPL3 Class A1
05/25/2056	5.567%	241,485	241,453
Verus Securitization Trust(a),(c)
Series 2025-10 Class A1FC
06/25/2070	5.017%	192,659	192,235
Vista Point Securitization Trust(a),(c)
CMO Series 2024-CES3 Class A1
01/25/2055	5.679%	162,494	162,629
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $4,158,576)			4,147,463

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
8
Columbia Variable Portfolio – Commodity Strategy Fund  | 2026

Consolidated Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Treasury Bills 0.5%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 0.5%
U.S. Treasury Bills
07/28/2026	3.610%	500,000	498,619
Total Treasury Bills (Cost $498,646)			498,619

U.S. Government & Agency Obligations 0.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks Funding Corp.
08/27/2027	3.625%	250,000	248,546
Federal National Mortgage Association
09/24/2026	1.875%	240,000	238,965
Total U.S. Government & Agency Obligations (Cost $488,888)			487,511

Money Market Funds 38.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.767%(f),(g)	38,130,680	38,107,801
Total Money Market Funds (Cost $38,113,388)		38,107,801
Total Investments in Securities (Cost: $86,676,077)		86,608,814
Other Assets & Liabilities, Net		12,119,891
Net Assets		98,728,705
At June 30, 2026, securities and/or cash totaling $8,354,572 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	6	07/2026	USD	437,700	—	(72,197)
Brent Crude	25	09/2026	USD	1,823,250	—	(221,055)
Brent Crude	25	11/2026	USD	1,812,000	—	(175,562)
Brent Crude	51	01/2027	USD	3,665,370	—	(570,064)
Cocoa	11	12/2026	USD	570,680	154,265	—
Cocoa	11	03/2027	USD	579,260	115,499	—
Coffee	48	09/2026	USD	5,336,100	504,836	—
Coffee	8	12/2026	USD	846,300	55,287	—
Coffee	8	03/2027	USD	832,800	88,631	—
Copper	16	12/2026	USD	2,535,000	174,374	—
Copper	16	03/2027	USD	2,568,200	—	(64,100)
Corn	89	12/2026	USD	1,940,200	—	(129,124)
Corn	86	03/2027	USD	1,939,300	—	(127,080)
Cotton	18	03/2027	USD	703,260	—	(21,144)
Feeder Cattle	20	08/2026	USD	3,646,000	49,710	—
Gas Oil	19	09/2026	USD	1,677,225	—	(100,783)
Gas Oil	6	11/2026	USD	500,250	1,416	—
Gas Oil	3	11/2026	USD	250,125	—	(18,858)
Gas Oil	18	01/2027	USD	1,419,300	—	(111,185)
Gas Oil	9	03/2027	USD	690,075	—	(86,830)
Gold 100 oz.	28	08/2026	USD	11,307,800	—	(1,849,218)
Hard Red Winter Wheat	37	09/2026	USD	1,156,713	1,412	—
Hard Red Winter Wheat	20	09/2026	USD	625,250	—	(19,666)
Hard Red Winter Wheat	18	12/2026	USD	576,225	877	—
Hard Red Winter Wheat	6	12/2026	USD	192,075	—	(4,715)
Hard Red Winter Wheat	24	03/2027	USD	783,000	—	(41,143)
Lead	109	09/2026	USD	5,088,175	—	(170,328)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund  | 2026
9

Consolidated Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Lead	3	11/2026	USD	142,163	—	(5,148)
Lead	7	01/2027	USD	335,825	—	(15,879)
Lead	3	03/2027	USD	145,350	—	(6,516)
Lean Hogs	41	08/2026	USD	1,610,480	14,991	—
Lean Hogs	11	10/2026	USD	360,800	—	(16,088)
Lean Hogs	12	12/2026	USD	353,400	—	(27,172)
Lean Hogs	24	02/2027	USD	742,320	—	(33,357)
Live Cattle	4	08/2026	USD	387,880	4,827	—
Live Cattle	8	10/2026	USD	757,280	24,289	—
Live Cattle	8	12/2026	USD	756,400	21,893	—
Live Cattle	16	02/2027	USD	1,515,840	11,306	—
Natural Gas	87	08/2026	USD	2,778,780	18,603	—
Natural Gas	26	08/2026	USD	830,440	—	(9,488)
Natural Gas	42	10/2026	USD	1,425,060	—	(41,858)
Natural Gas	65	12/2026	USD	2,854,150	—	(122,879)
Natural Gas	45	02/2027	USD	1,419,750	—	(21,661)
Nickel	4	11/2026	USD	393,511	—	(27,084)
Nickel	8	01/2027	USD	793,597	—	(110,213)
Nickel	4	03/2027	USD	399,727	—	(44,579)
NY Harbor ULSD Heat Oil	9	08/2026	USD	1,194,518	—	(36,851)
NY Harbor ULSD Heat Oil	5	10/2026	USD	637,266	25,156	—
NY Harbor ULSD Heat Oil	9	12/2026	USD	1,102,513	—	(38,489)
NY Harbor ULSD Heat Oil	5	02/2027	USD	594,027	—	(64,229)
Primary Aluminum	9	11/2026	USD	693,338	—	(43,458)
Primary Aluminum	19	01/2027	USD	1,459,438	—	(153,950)
Primary Aluminum	9	03/2027	USD	689,906	—	(74,419)
RBOB Gasoline	79	08/2026	USD	9,061,790	—	(462,312)
RBOB Gasoline	2	10/2026	USD	197,047	5,434	—
RBOB Gasoline	4	10/2026	USD	394,094	—	(8,903)
RBOB Gasoline	13	12/2026	USD	1,199,344	—	(81,105)
RBOB Gasoline	6	02/2027	USD	553,594	—	(56,785)
Silver	14	09/2026	USD	4,194,540	—	(183,064)
Soybean	18	11/2026	USD	1,029,375	63,786	—
Soybean	37	01/2027	USD	2,143,688	—	(39,967)
Soybean	18	03/2027	USD	1,050,300	9,573	—
Soybean Meal	90	12/2026	USD	2,727,900	—	(24,986)
Soybean Meal	36	01/2027	USD	1,096,560	—	(41,322)
Soybean Meal	18	03/2027	USD	554,040	—	(7,138)
Soybean Oil	16	12/2026	USD	627,360	55,742	—
Soybean Oil	89	12/2026	USD	3,489,690	—	(87,266)
Soybean Oil	23	01/2027	USD	898,794	12,572	—
Soybean Oil	12	01/2027	USD	468,936	—	(26,278)
Soybean Oil	18	03/2027	USD	701,028	—	(50,697)
Sugar #11	6	09/2026	USD	99,590	6,474	—
Sugar #11	89	02/2027	USD	1,570,957	26,906	—
Wheat	56	09/2026	USD	1,649,900	26,354	—
Wheat	37	12/2026	USD	1,118,325	—	(44,323)
Wheat	36	03/2027	USD	1,112,850	—	(73,213)
WTI Crude	44	08/2026	USD	3,047,880	—	(375,134)
WTI Crude	22	10/2026	USD	1,510,960	—	(143,571)
WTI Crude	44	12/2026	USD	2,992,440	—	(361,153)
WTI Crude	22	02/2027	USD	1,482,140	—	(223,544)
Zinc	44	09/2026	USD	3,925,262	87,841	—
Zinc	5	11/2026	USD	442,803	46,862	—
Zinc	10	01/2027	USD	880,355	36,427	—
Zinc	5	03/2027	USD	437,740	2,646	—
Total					1,647,989	(6,967,131)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
10
Columbia Variable Portfolio – Commodity Strategy Fund  | 2026

Consolidated Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Cocoa	(7)	09/2026	USD	(355,460)	—	(14,343)
Copper	(27)	09/2026	USD	(4,221,450)	54,547	—
Corn	(157)	09/2026	USD	(3,271,488)	264,571	—
Corn	(161)	09/2026	USD	(3,354,838)	—	(8,883)
Cotton	(45)	12/2026	USD	(1,728,000)	14,775	—
Cotton	(48)	12/2026	USD	(1,843,200)	—	(13,375)
Nickel	(16)	09/2026	USD	(1,560,578)	171,822	—
Primary Aluminum	(63)	09/2026	USD	(4,861,159)	76,687	—
U.S. Treasury 2-Year Note	(42)	09/2026	USD	(8,657,578)	1,263	—
U.S. Treasury 2-Year Note	(1)	09/2026	USD	(206,133)	—	(80)
Total					583,665	(36,681)
Notes to Consolidated Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2026, the total value of these securities amounted to $18,889,380, which represents 19.13% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2026.
(c)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2026.

(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2026.

(f)	The rate shown is the seven-day current annualized yield at June 30, 2026.
(g)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.767%
	38,119,755	56,225,818	(56,228,978)	(8,794)	38,107,801	(3,962)	748,392	38,130,680
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund  | 2026
11

Consolidated Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Fair value measurements   (continued)
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	16,553,515	—	16,553,515
Commercial Mortgage-Backed Securities - Non-Agency	—	3,894,572	—	3,894,572
Corporate Bonds & Notes	—	22,428,741	—	22,428,741
Foreign Government Obligations	—	490,592	—	490,592
Residential Mortgage-Backed Securities - Non-Agency	—	4,147,463	—	4,147,463
Treasury Bills	—	498,619	—	498,619
U.S. Government & Agency Obligations	—	487,511	—	487,511
Money Market Funds	38,107,801	—	—	38,107,801
Total Investments in Securities	38,107,801	48,501,013	—	86,608,814
Investments in Derivatives
Asset
Futures Contracts	2,231,654	—	—	2,231,654
Liability
Futures Contracts	(7,003,812)	—	—	(7,003,812)
Total	33,335,643	48,501,013	—	81,836,656
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
12
Columbia Variable Portfolio – Commodity Strategy Fund  | 2026

Consolidated Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $48,562,689)	$48,501,013
Affiliated issuers (cost $38,113,388)	38,107,801
Cash	3,220,814
Margin deposits on:
Futures contracts	8,354,572
Receivable for:
Capital shares sold	10,893
Dividends	124,883
Interest	273,504
Foreign tax reclaims	532
Variation margin for futures contracts	1,216,765
Expense reimbursement due from Investment Manager	190
Prepaid expenses	552
Total assets	99,811,519
Liabilities
Payable for:
Investments purchased	204,062
Capital shares redeemed	111,065
Variation margin for futures contracts	637,522
Management services fees	1,695
Distribution and/or service fees	284
Service fees	3,533
Compensation of chief compliance officer	8
Compensation of board members	1,224
Other expenses	41,514
Deferred compensation of board members	81,907
Total liabilities	1,082,814
Net assets applicable to outstanding capital stock	$98,728,705
Represented by
Paid in capital	229,142,116
Total distributable earnings (loss)	(130,413,411)
Total - representing net assets applicable to outstanding capital stock	$98,728,705
Class 1
Net assets	$56,989,210
Shares outstanding	11,666,648
Net asset value per share	$4.88
Class 2
Net assets	$41,739,495
Shares outstanding	8,765,481
Net asset value per share	$4.76
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund  | 2026
13

Consolidated Statement of Operations
Six Months Ended June 30, 2026 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$748,392
Interest	1,152,651
Total income	1,901,043
Expenses:
Management services fees	321,158
Distribution and/or service fees
Class 2	50,925
Service fees	27,191
Custodian fees	8,681
Printing and postage fees	5,482
Accounting services fees	21,658
Legal fees	7,898
Compensation of chief compliance officer	8
Compensation of board members	6,080
Deferred compensation of board members	13,069
Other	5,557
Total expenses	467,707
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(37,999)
Total net expenses	429,708
Net investment income	1,471,335
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	49,278
Investments — affiliated issuers	(3,962)
Futures contracts	24,844,953
Net realized gain	24,890,269
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(271,789)
Investments — affiliated issuers	(8,794)
Futures contracts	(8,339,991)
Net change in unrealized appreciation (depreciation)	(8,620,574)
Net realized and unrealized gain	16,269,695
Net increase in net assets resulting from operations	$17,741,030
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
14
Columbia Variable Portfolio – Commodity Strategy Fund  | 2026

Consolidated Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment income	$1,471,335	$3,228,015
Net realized gain	24,890,269	8,107,139
Net change in unrealized appreciation (depreciation)	(8,620,574)	1,894,864
Net increase in net assets resulting from operations	17,741,030	13,230,018
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(4,924,699)
Class 2	—	(2,610,352)
Total distributions to shareholders	—	(7,535,051)
Decrease in net assets from capital stock activity	(12,691,353)	(3,915,858)
Total increase in net assets	5,049,677	1,779,109
Net assets at beginning of period	93,679,028	91,899,919
Net assets at end of period	$98,728,705	$93,679,028

	Six Months Ended		Year Ended
	June 30, 2026 (Unaudited)		December 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	220,599	1,075,350	391,569	1,566,154
Distributions reinvested	—	—	1,295,973	4,924,699
Shares redeemed	(3,278,468)	(15,779,678)	(2,876,181)	(11,764,611)
Net decrease	(3,057,869)	(14,704,328)	(1,188,639)	(5,273,758)
Class 2
Shares sold	1,860,438	9,018,812	1,414,801	5,632,750
Distributions reinvested	—	—	703,599	2,610,352
Shares redeemed	(1,431,792)	(7,005,837)	(1,732,176)	(6,885,202)
Net increase	428,646	2,012,975	386,224	1,357,900
Total net decrease	(2,629,223)	(12,691,353)	(802,415)	(3,915,858)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund  | 2026
15

Consolidated Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Increase from payment by affiliate	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$4.10	0.07	0.71	—	0.78	—	—
Year Ended 12/31/2025	$3.88	0.15	0.42	—	0.57	(0.35)	(0.35)
Year Ended 12/31/2024	$3.76	0.16	0.10	—	0.26	(0.14)	(0.14)
Year Ended 12/31/2023	$5.11	0.15	(0.44)	0.00	(0.29)	(1.06)	(1.06)
Year Ended 12/31/2022	$5.73	0.04	1.10	—	1.14	(1.76)	(1.76)
Year Ended 12/31/2021	$4.33	(0.03)	1.44	—	1.41	(0.01)	(0.01)
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$4.00	0.06	0.70	—	0.76	—	—
Year Ended 12/31/2025	$3.79	0.13	0.42	—	0.55	(0.34)	(0.34)
Year Ended 12/31/2024	$3.67	0.15	0.10	—	0.25	(0.13)	(0.13)
Year Ended 12/31/2023	$5.01	0.14	(0.44)	0.00	(0.30)	(1.04)	(1.04)
Year Ended 12/31/2022	$5.65	0.03	1.08	—	1.11	(1.75)	(1.75)
Year Ended 12/31/2021	$4.28	(0.04)	1.41	—	1.37	—	—

Notes to Consolidated Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.
(d)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	12/31/2022	12/31/2021
Class 1	0.01%	0.01%
Class 2	less than 0.01%	0.01%
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
16
Columbia Variable Portfolio – Commodity Strategy Fund  | 2026

Consolidated Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$4.88	19.02%	0.82%	0.74%	2.99%	58%	$56,989
Year Ended 12/31/2025	$4.10	15.48%	0.82%	0.75%	3.63%	92%	$60,336
Year Ended 12/31/2024	$3.88	7.24%	0.81%	0.76%	4.15%	115%	$61,730
Year Ended 12/31/2023	$3.76	(6.82% )(c)	0.78%	0.75%	3.47%	111%	$73,029
Year Ended 12/31/2022	$5.11	19.09%	0.75% (d)	0.74% (d)	0.58%	93%	$87,123
Year Ended 12/31/2021	$5.73	32.63%	0.76% (d)	0.76% (d)	(0.56% )	101%	$102,522
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$4.76	19.00%	1.07%	0.99%	2.74%	58%	$41,739
Year Ended 12/31/2025	$4.00	15.30%	1.07%	1.00%	3.38%	92%	$33,343
Year Ended 12/31/2024	$3.79	7.09%	1.06%	1.01%	3.89%	115%	$30,169
Year Ended 12/31/2023	$3.67	(7.14% )(c)	1.03%	1.00%	3.17%	111%	$31,596
Year Ended 12/31/2022	$5.01	18.70%	1.01% (d)	0.99% (d)	0.48%	93%	$50,602
Year Ended 12/31/2021	$5.65	32.01%	1.01% (d)	1.01% (d)	(0.80% )	101%	$28,996
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund  | 2026
17

Notes to Consolidated Financial Statements
June 30, 2026 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Commodity Strategy Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Basis for consolidation
CVPCSF Offshore Fund, Ltd. (the Subsidiary) is a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle in order to effect certain investment strategies consistent with the Fund’s investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of the Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The consolidated financial statements (financial statements) include the accounts of the consolidated Fund and the respective Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process.
At June 30, 2026, the Subsidiary financial statement information is as follows:
CVPCSF Offshore Fund, Ltd.
% of consolidated fund net assets	12.24%
Net assets	$12,085,751
Net investment income (loss)	54,129
Net realized gain (loss)	24,708,427
Net change in unrealized appreciation (depreciation)	(8,337,235)
The financial statements present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiary on a consolidated basis.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
18
Columbia Variable Portfolio – Commodity Strategy Fund  | 2026

Notes to Consolidated Financial Statements (continued)
June 30, 2026 (Unaudited)
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Consolidated Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment
Columbia Variable Portfolio – Commodity Strategy Fund  | 2026
19

Notes to Consolidated Financial Statements (continued)
June 30, 2026 (Unaudited)
flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
20
Columbia Variable Portfolio – Commodity Strategy Fund  | 2026

Notes to Consolidated Financial Statements (continued)
June 30, 2026 (Unaudited)
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2026:
Asset derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,263 *
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	2,230,391 *
Total		2,231,654

Columbia Variable Portfolio – Commodity Strategy Fund  | 2026
21

Notes to Consolidated Financial Statements (continued)
June 30, 2026 (Unaudited)
Liability derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	80 *
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	7,003,732 *
Total		7,003,812

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the six months ended June 30, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Commodity-related investment risk	24,708,372
Interest rate risk	136,581
Total	24,844,953

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Commodity-related investment risk	(8,337,236)
Interest rate risk	(2,755)
Total	(8,339,991)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	123,039,342
Futures contracts — short	22,824,002
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
22
Columbia Variable Portfolio – Commodity Strategy Fund  | 2026

Notes to Consolidated Financial Statements (continued)
June 30, 2026 (Unaudited)
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Consolidated Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Columbia Variable Portfolio – Commodity Strategy Fund  | 2026
23

Notes to Consolidated Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.63% to 0.49% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2026 was 0.63% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Consolidated Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Consolidated Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2026 was 0.05% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
24
Columbia Variable Portfolio – Commodity Strategy Fund  | 2026

Notes to Consolidated Financial Statements (continued)
June 30, 2026 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2026 through April 30, 2027 (%)	Prior to May 1, 2026 (%)
Class 1	0.73	0.75
Class 2	0.98	1.00
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
86,676,000	2,286,000	(7,125,000)	(4,839,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(8,264)	(185,590)	(193,854)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Variable Portfolio – Commodity Strategy Fund  | 2026
25

Notes to Consolidated Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $28,949,977 and $27,563,765, respectively, for the six months ended June 30, 2026, of which $14,901 and $0, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Consolidated Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2026.
26
Columbia Variable Portfolio – Commodity Strategy Fund  | 2026

Notes to Consolidated Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At June 30, 2026, affiliated shareholders of record owned 78.6% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse
Columbia Variable Portfolio – Commodity Strategy Fund  | 2026
27

Notes to Consolidated Financial Statements (continued)
June 30, 2026 (Unaudited)
judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
28
Columbia Variable Portfolio – Commodity Strategy Fund  | 2026

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Commodity Strategy Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Columbia Variable Portfolio – Commodity Strategy Fund  | 2026
29

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
30
Columbia Variable Portfolio – Commodity Strategy Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
Columbia Variable Portfolio – Commodity Strategy Fund  | 2026
31

Approval of Management Agreement (continued)
(Unaudited)
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
32
Columbia Variable Portfolio – Commodity Strategy Fund  | 2026

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Columbia Variable Portfolio – Commodity Strategy Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
SAR7001_(08/26)

Columbia Variable Portfolio – Disciplined Core Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Disciplined Core Fund | 2026

Portfolio of Investments
June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.1%
Issuer	Shares	Value ($)
Communication Services 9.7%
Interactive Media & Services 9.7%
Alphabet, Inc., Class A	718,235	256,675,642
Meta Platforms, Inc., Class A	199,012	112,101,470
Total		368,777,112
Total Communication Services		368,777,112
Consumer Discretionary 9.2%
Automobile Components 0.4%
Aptiv PLC(a)	218,227	13,394,773
Automobiles 1.2%
General Motors Co.	93,702	7,222,550
Tesla, Inc.(a)	91,095	38,314,557
Total		45,537,107
Broadline Retail 2.3%
Amazon.com, Inc.(a)	373,630	89,050,974
Hotels, Restaurants & Leisure 1.6%
Expedia Group, Inc.	130,629	33,425,348
Las Vegas Sands Corp.	560,004	25,866,585
Total		59,291,933
Household Durables 0.2%
D.R. Horton, Inc.	38,548	6,278,698
Specialty Retail 1.2%
Ross Stores, Inc.	219,642	46,750,800
Textiles, Apparel & Luxury Goods 2.3%
Ralph Lauren Corp.	88,862	35,670,096
Tapestry, Inc.	357,897	52,388,963
Total		88,059,059
Total Consumer Discretionary		348,363,344
Consumer Staples 4.3%
Beverages 0.5%
Molson Coors Beverage Co., Class B	490,281	19,101,348
Consumer Staples Distribution & Retail 0.2%
Kroger Co. (The)	176,689	9,811,540
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.6%
Colgate-Palmolive Co.	82,027	7,520,235
Procter & Gamble Co. (The)	353,889	51,894,283
Total		59,414,518
Tobacco 2.0%
Altria Group, Inc.	1,046,145	75,270,133
Total Consumer Staples		163,597,539
Energy 2.9%
Oil, Gas & Consumable Fuels 2.9%
Chevron Corp.	388,892	64,462,738
Exxon Mobil Corp.	85,918	11,746,709
Valero Energy Corp.	136,014	35,423,486
Total		111,632,933
Total Energy		111,632,933
Financials 11.4%
Banks 2.1%
Citigroup, Inc.	362,185	50,691,413
U.S. Bancorp	497,063	30,022,605
Total		80,714,018
Capital Markets 4.4%
Bank of New York Mellon Corp. (The)	460,118	66,537,664
Blackrock, Inc.	35,171	33,819,027
Charles Schwab Corp. (The)	417,002	38,476,774
CME Group, Inc.	28,240	6,236,239
S&P Global, Inc.	54,104	22,034,395
Total		167,104,099
Consumer Finance 1.3%
Synchrony Financial	670,870	51,019,663
Financial Services 1.8%
MasterCard, Inc., Class A	131,070	67,317,552
Insurance 1.8%
Allstate Corp. (The)	284,340	67,655,860
Total Financials		433,811,192
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Disciplined Core Fund  | 2026
3

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 8.6%
Biotechnology 2.1%
AbbVie, Inc.	125,851	31,669,146
Amgen, Inc.	28,395	10,282,397
Argenx SE, ADR(a)	4,668	4,330,830
BioMarin Pharmaceutical, Inc.(a)	71,198	4,073,950
Insmed, Inc.(a)	107,352	11,445,870
Vertex Pharmaceuticals, Inc.(a)	40,080	19,908,938
Total		81,711,131
Health Care Providers & Services 1.7%
Centene Corp.(a)	659,428	42,328,683
CVS Health Corp.	204,803	21,186,871
Total		63,515,554
Life Sciences Tools & Services 0.9%
Charles River Laboratories International, Inc.(a)	146,625	33,253,084
Pharmaceuticals 3.9%
Bristol-Myers Squibb Co.	1,190,591	68,601,853
Pfizer, Inc.	1,078,281	25,965,007
Viatris, Inc.	3,295,149	52,326,966
Total		146,893,826
Total Health Care		325,373,595
Industrials 8.3%
Aerospace & Defense 1.7%
General Dynamics Corp.	185,606	65,749,070
Air Freight & Logistics 1.4%
FedEx Corp.	168,595	52,792,152
Building Products 0.2%
AO Smith Corp.	98,247	6,162,052
Machinery 4.0%
Cummins, Inc.	72,714	51,860,352
Nordson Corp.	71,468	21,561,181
Pentair PLC	348,976	26,752,500
Snap-On, Inc.	130,723	52,602,935
Total		152,776,968
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 1.0%
Automatic Data Processing, Inc.	81,092	18,160,554
Broadridge Financial Solutions, Inc.	132,112	18,092,738
Total		36,253,292
Total Industrials		313,733,534
Information Technology 37.6%
Communications Equipment 3.3%
Arista Networks, Inc.(a)	425,079	72,212,420
Cisco Systems, Inc.	439,732	51,650,921
Total		123,863,341
Electronic Equipment, Instruments & Components 1.7%
Keysight Technologies, Inc.(a)	190,333	66,629,873
Semiconductors & Semiconductor Equipment 16.6%
Advanced Micro Devices, Inc.(a)	36,472	21,186,949
Broadcom, Inc.	144,232	54,483,638
KLA Corp.	69,158	20,865,660
Lam Research Corp.	92,708	40,173,158
Micron Technology, Inc.	69,044	79,696,799
NVIDIA Corp.	1,744,187	348,994,377
Teradyne, Inc.	134,471	65,062,449
Total		630,463,030
Software 7.6%
Adobe, Inc.(a)	183,712	37,664,634
Fortinet, Inc.(a)	359,382	55,208,263
Microsoft Corp.	411,464	153,484,301
Palantir Technologies, Inc., Class A(a)	308,459	35,987,912
ServiceNow, Inc.(a)	58,770	5,834,686
Total		288,179,796
Technology Hardware, Storage & Peripherals 8.4%
Apple, Inc.(b)	1,023,137	296,054,922
Sandisk Corp.(a)	10,082	22,923,746
Total		318,978,668
Total Information Technology		1,428,114,708
Materials 1.9%
Chemicals 0.9%
CF Industries Holdings, Inc.	300,172	32,496,621
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Variable Portfolio – Disciplined Core Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 1.0%
Newmont Corp.	426,011	39,789,427
Total Materials		72,286,048
Real Estate 1.7%
Hotel & Resort REITs 0.6%
Host Hotels & Resorts, Inc.	987,731	23,419,102
Specialized REITs 1.1%
Equinix, Inc.	40,212	41,916,587
Total Real Estate		65,335,689
Utilities 2.5%
Electric Utilities 2.0%
Edison International	306,205	22,796,962
Exelon Corp.	470,679	21,943,055
PG&E Corp.	1,996,135	33,574,991
Total		78,315,008
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 0.5%
AES Corp. (The)	1,258,765	18,453,494
Total Utilities		96,768,502
Total Common Stocks (Cost $2,622,620,502)		3,727,794,196

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.767%(c),(d)	70,209,711	70,167,585
Total Money Market Funds (Cost $70,177,364)		70,167,585
Total Investments in Securities (Cost: $2,692,797,866)		3,797,961,781
Other Assets & Liabilities, Net		481,161
Net Assets		3,798,442,942
At June 30, 2026, securities and/or cash totaling $11,791,709 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	209	09/2026	USD	78,879,213	1,095,317	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2026.
(d)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.767%
	18,785,985	259,483,237	(208,093,737)	(7,900)	70,167,585	(10,945)	859,961	70,209,711
Abbreviation Legend
ADR	American Depositary Receipt
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Disciplined Core Fund  | 2026
5

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	368,777,112	—	—	368,777,112
Consumer Discretionary	348,363,344	—	—	348,363,344
Consumer Staples	163,597,539	—	—	163,597,539
Energy	111,632,933	—	—	111,632,933
Financials	433,811,192	—	—	433,811,192
Health Care	325,373,595	—	—	325,373,595
Industrials	313,733,534	—	—	313,733,534
Information Technology	1,428,114,708	—	—	1,428,114,708
Materials	72,286,048	—	—	72,286,048
Real Estate	65,335,689	—	—	65,335,689
Utilities	96,768,502	—	—	96,768,502
Total Common Stocks	3,727,794,196	—	—	3,727,794,196
Money Market Funds	70,167,585	—	—	70,167,585
Total Investments in Securities	3,797,961,781	—	—	3,797,961,781
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Variable Portfolio – Disciplined Core Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Derivatives
Asset
Futures Contracts	1,095,317	—	—	1,095,317
Total	3,799,057,098	—	—	3,799,057,098
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Disciplined Core Fund  | 2026
7

Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,622,620,502)	$3,727,794,196
Affiliated issuers (cost $70,177,364)	70,167,585
Receivable for:
Capital shares sold	12,019
Dividends	3,490,352
Foreign tax reclaims	4,927
Variation margin for futures contracts	501,600
Prepaid expenses	2,944
Total assets	3,801,973,623
Liabilities
Payable for:
Capital shares redeemed	2,795,961
Management services fees	66,814
Distribution and/or service fees	5,475
Service fees	76,729
Compensation of chief compliance officer	290
Compensation of board members	5,207
Other expenses	89,877
Deferred compensation of board members	490,328
Total liabilities	3,530,681
Net assets applicable to outstanding capital stock	$3,798,442,942
Represented by
Trust capital	$3,798,442,942
Total - representing net assets applicable to outstanding capital stock	$3,798,442,942
Class 1
Net assets	$2,269,742,351
Shares outstanding	16,562,403
Net asset value per share	$137.04
Class 2
Net assets	$78,774,984
Shares outstanding	598,313
Net asset value per share	$131.66
Class 3
Net assets	$1,449,925,607
Shares outstanding	10,800,479
Net asset value per share	$134.25
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Variable Portfolio – Disciplined Core Fund  | 2026

Statement of Operations
Six Months Ended June 30, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$24,832,752
Dividends — affiliated issuers	859,961
Total income	25,692,713
Expenses:
Management services fees	12,016,601
Distribution and/or service fees
Class 2	94,438
Class 3	885,014
Service fees	453,050
Custodian fees	12,254
Printing and postage fees	23,224
Accounting services fees	16,239
Legal fees	31,364
Interest on collateral	1,845
Compensation of chief compliance officer	291
Compensation of board members	24,963
Deferred compensation of board members	78,681
Other	26,799
Total expenses	13,664,763
Net investment income	12,027,950
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	194,537,006
Investments — affiliated issuers	(10,945)
Futures contracts	1,688,839
Net realized gain	196,214,900
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	4,005,182
Investments — affiliated issuers	(7,900)
Futures contracts	1,440,578
Net change in unrealized appreciation (depreciation)	5,437,860
Net realized and unrealized gain	201,652,760
Net increase in net assets resulting from operations	$213,680,710
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Disciplined Core Fund  | 2026
9

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment income	$12,027,950	$27,201,473
Net realized gain	196,214,900	403,987,412
Net change in unrealized appreciation (depreciation)	5,437,860	81,777,504
Net increase in net assets resulting from operations	213,680,710	512,966,389
Decrease in net assets from capital stock activity	(211,211,663)	(539,307,478)
Total increase (decrease) in net assets	2,469,047	(26,341,089)
Net assets at beginning of period	3,795,973,895	3,822,314,984
Net assets at end of period	$3,798,442,942	$3,795,973,895

	Six Months Ended		Year Ended
	June 30, 2026 (Unaudited)		December 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	37,654	4,845,474	112,454	12,740,286
Shares redeemed	(984,490)	(131,065,140)	(3,112,492)	(375,357,823)
Net decrease	(946,836)	(126,219,666)	(3,000,038)	(362,617,537)
Class 2
Shares sold	14,834	1,861,523	34,050	3,794,781
Shares redeemed	(26,618)	(3,364,033)	(83,353)	(9,443,993)
Net decrease	(11,784)	(1,502,510)	(49,303)	(5,649,212)
Class 3
Shares sold	1,441	178,423	2,672	282,720
Shares redeemed	(651,725)	(83,667,910)	(1,490,998)	(171,323,449)
Net decrease	(650,284)	(83,489,487)	(1,488,326)	(171,040,729)
Total net decrease	(1,608,904)	(211,211,663)	(4,537,667)	(539,307,478)
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Variable Portfolio – Disciplined Core Fund  | 2026

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Columbia Variable Portfolio – Disciplined Core Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$129.47	0.45	7.12	7.57
Year Ended 12/31/2025	$112.94	0.91	15.62	16.53
Year Ended 12/31/2024	$89.59	0.90	22.45	23.35
Year Ended 12/31/2023	$72.04	0.87	16.68	17.55
Year Ended 12/31/2022	$88.63	0.81	(17.40)	(16.59)
Year Ended 12/31/2021	$66.77	0.75	21.11	21.86
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$124.54	0.28	6.84	7.12
Year Ended 12/31/2025	$108.91	0.60	15.03	15.63
Year Ended 12/31/2024	$86.62	0.63	21.66	22.29
Year Ended 12/31/2023	$69.81	0.65	16.16	16.81
Year Ended 12/31/2022	$86.12	0.60	(16.91)	(16.31)
Year Ended 12/31/2021	$65.04	0.55	20.53	21.08
Class 3
Six Months Ended 6/30/2026 (Unaudited)	$126.90	0.37	6.98	7.35
Year Ended 12/31/2025	$110.84	0.75	15.31	16.06
Year Ended 12/31/2024	$88.04	0.76	22.04	22.80
Year Ended 12/31/2023	$70.88	0.76	16.40	17.16
Year Ended 12/31/2022	$87.31	0.70	(17.13)	(16.43)
Year Ended 12/31/2021	$65.86	0.65	20.80	21.45

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Variable Portfolio – Disciplined Core Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$137.04	5.85%	0.68% (c)	0.68% (c)	0.70%	26%	$2,269,742
Year Ended 12/31/2025	$129.47	14.63%	0.68% (c)	0.68% (c)	0.78%	51%	$2,266,850
Year Ended 12/31/2024	$112.94	26.06%	0.67% (c)	0.67% (c)	0.87%	49%	$2,316,299
Year Ended 12/31/2023	$89.59	24.36%	0.68% (c)	0.68% (c)	1.09%	52%	$2,406,947
Year Ended 12/31/2022	$72.04	(18.72% )	0.67% (c)	0.67% (c)	1.05%	50%	$2,376,866
Year Ended 12/31/2021	$88.63	32.74%	0.67% (c)	0.67% (c)	0.96%	58%	$3,111,300
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$131.66	5.72%	0.93% (c)	0.93% (c)	0.45%	26%	$78,775
Year Ended 12/31/2025	$124.54	14.35%	0.93% (c)	0.93% (c)	0.53%	51%	$75,980
Year Ended 12/31/2024	$108.91	25.74%	0.92% (c)	0.92% (c)	0.62%	49%	$71,816
Year Ended 12/31/2023	$86.62	24.08%	0.93% (c)	0.93% (c)	0.84%	52%	$59,789
Year Ended 12/31/2022	$69.81	(18.94% )	0.92% (c)	0.92% (c)	0.80%	50%	$46,623
Year Ended 12/31/2021	$86.12	32.41%	0.92% (c)	0.92% (c)	0.73%	58%	$54,906
Class 3
Six Months Ended 6/30/2026 (Unaudited)	$134.25	5.79%	0.81% (c)	0.81% (c)	0.57%	26%	$1,449,926
Year Ended 12/31/2025	$126.90	14.49%	0.80% (c)	0.80% (c)	0.66%	51%	$1,453,143
Year Ended 12/31/2024	$110.84	25.89%	0.80% (c)	0.80% (c)	0.75%	49%	$1,434,199
Year Ended 12/31/2023	$88.04	24.21%	0.80% (c)	0.80% (c)	0.96%	52%	$1,286,137
Year Ended 12/31/2022	$70.88	(18.82% )	0.80% (c)	0.80% (c)	0.93%	50%	$1,144,120
Year Ended 12/31/2021	$87.31	32.57%	0.79% (c)	0.79% (c)	0.85%	58%	$1,542,306
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Disciplined Core Fund  | 2026
13

Notes to Financial Statements
June 30, 2026 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Disciplined Core Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and
14
Columbia Variable Portfolio – Disciplined Core Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any
Columbia Variable Portfolio – Disciplined Core Fund  | 2026
15

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
16
Columbia Variable Portfolio – Disciplined Core Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2026:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	1,095,317 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	1,688,839

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	1,440,578
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	53,977,661
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Columbia Variable Portfolio – Disciplined Core Fund  | 2026
17

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
18
Columbia Variable Portfolio – Disciplined Core Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2026 was 0.65% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2026 was 0.02% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Columbia Variable Portfolio – Disciplined Core Fund  | 2026
19

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2027 (%)
Class 1	0.70
Class 2	0.95
Class 3	0.825
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $959,308,406 and $1,209,594,690, respectively, for the six months ended June 30, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
20
Columbia Variable Portfolio – Disciplined Core Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2026.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2026.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Columbia Variable Portfolio – Disciplined Core Fund  | 2026
21

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Shareholder concentration risk
At June 30, 2026, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
22
Columbia Variable Portfolio – Disciplined Core Fund  | 2026

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Disciplined Core Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Columbia Variable Portfolio – Disciplined Core Fund  | 2026
23

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers  and benchmarks, and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses
24
Columbia Variable Portfolio – Disciplined Core Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Disciplined Core Fund  | 2026
25

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[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Variable Portfolio – Disciplined Core Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
SAR7004_(08/26)

Columbia Variable Portfolio – Select Corporate Income Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Select Corporate Income Fund | 2026

Portfolio of Investments
June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Corporate Bonds & Notes 92.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 8.7%
BAE Systems PLC(a)
03/26/2029	5.125%	25,600,000	25,955,477
02/15/2031	1.900%	13,250,000	11,698,509
Boeing Co. (The)
05/01/2027	6.259%	9,435,000	9,560,058
08/01/2059	3.950%	7,319,000	5,204,730
05/01/2060	5.930%	12,927,000	12,734,917
L3Harris Technologies, Inc.
01/15/2027	5.400%	39,480,000	39,683,220
06/01/2034	5.350%	3,565,000	3,624,558
Lockheed Martin Corp.
08/15/2030	4.400%	15,890,000	15,817,280
06/15/2050	2.800%	10,312,000	6,516,869
Northrop Grumman Corp.
02/01/2029	4.600%	6,108,000	6,121,553
06/01/2054	5.200%	10,090,000	9,413,716
Raytheon Technologies Corp.
03/15/2027	3.500%	12,763,000	12,697,140
03/15/2032	2.375%	9,387,000	8,294,803
Total			167,322,830
Banking 18.6%
Bank of America Corp.(b)
07/21/2032	2.299%	47,835,000	42,252,367
Subordinated
09/21/2036	2.482%	25,818,000	22,541,263
Bank of Montreal(b)
06/02/2037	5.298%	9,187,000	9,195,166
Barclays PLC(b)
06/26/2037	5.586%	10,628,000	10,610,941
Citibank(b)
06/18/2032	4.846%	9,476,000	9,469,550
Goldman Sachs Group, Inc. (b)
06/03/2037	5.425%	42,489,000	42,649,914
HSBC Holdings PLC(b)
03/10/2037	5.279%	19,872,000	19,640,509
JPMorgan Chase & Co.(b)
07/22/2030	4.995%	15,683,000	15,786,326
04/23/2032	4.622%	27,131,000	26,822,253
01/24/2036	5.502%	25,395,000	25,966,027
Morgan Stanley(b)
04/16/2032	4.809%	10,892,000	10,807,065
04/10/2037	5.296%	28,638,000	28,494,878
Subordinated
09/16/2036	2.484%	11,240,000	9,754,093
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PNC Financial Services Group, Inc. (The)(b)
07/21/2036	5.373%	5,130,000	5,183,131
Royal Bank of Canada(b)
02/04/2031	5.153%	3,068,000	3,105,134
08/06/2031	4.696%	20,602,000	20,512,593
05/03/2032	4.612%	11,482,000	11,364,838
US Bancorp(b)
06/12/2034	5.836%	11,838,000	12,336,436
Wells Fargo & Co.(b)
05/20/2032	4.844%	9,677,000	9,643,330
04/24/2034	5.389%	5,334,000	5,416,101
07/25/2034	5.557%	13,944,000	14,284,667
Total			355,836,582
Building Materials 0.3%
JH North America Holdings, Inc.(a)
01/31/2031	5.875%	2,249,000	2,259,318
07/31/2032	6.125%	3,344,000	3,373,627
Total			5,632,945
Cable and Satellite 1.3%
Charter Communications Operating LLC
06/30/2062	3.950%	18,901,000	11,160,109
Comcast Corp.
11/01/2056	2.937%	25,850,000	13,975,299
Total			25,135,408
Chemicals 0.2%
LYB International Finance III LLC
04/01/2051	3.625%	6,717,000	4,435,754
Construction Machinery 2.1%
Caterpillar Financial Services Corp.
05/15/2028	4.200%	11,650,000	11,612,081
Caterpillar, Inc.
05/15/2035	5.200%	13,649,000	13,928,793
Deere Funding Canada Corp.
10/09/2030	4.150%	14,511,000	14,250,054
Total			39,790,928
Diversified Manufacturing 1.4%
Carrier Global Corp.
02/15/2030	2.722%	25,710,000	24,039,785
Siemens Funding BV(a)
05/28/2035	5.200%	3,004,000	3,054,806
Total			27,094,591
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Corporate Income Fund  | 2026
3

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 12.7%
AEP Texas, Inc.
06/01/2033	5.400%	14,620,000	14,842,059
05/15/2034	5.700%	854,000	881,372
01/15/2050	3.450%	8,593,000	5,877,208
AEP Transmission Co. LLC
06/01/2036	5.250%	2,098,000	2,105,764
Ameren Corp.
05/15/2036	5.000%	9,460,000	9,233,884
American Transmission Systems, Inc.(a)
01/15/2032	2.650%	14,380,000	12,842,987
CenterPoint Energy Houston Electric LLC
08/15/2035	4.950%	4,117,000	4,066,808
Commonwealth Edison Co.
06/01/2056	5.850%	2,128,000	2,145,305
Consolidated Edison Co of New York, Inc.
11/15/2055	5.750%	10,138,000	10,007,785
Consolidated Edison Co. of New York, Inc.
03/15/2055	5.500%	640,000	609,744
DTE Electric Co.
05/15/2035	5.250%	6,580,000	6,656,533
DTE Energy Co.
07/01/2027	4.950%	150,000	150,730
06/15/2029	3.400%	3,645,000	3,518,678
Duke Energy Corp.
09/01/2046	3.750%	16,765,000	12,520,566
Duke Energy Indiana LLC
04/01/2050	2.750%	3,000,000	1,843,577
04/01/2053	5.400%	4,495,000	4,225,016
Edison International
11/15/2028	5.250%	10,789,000	10,808,071
Entergy Louisiana LLC
04/15/2036	4.900%	6,520,000	6,354,379
Eversource Energy
08/15/2030	1.650%	6,305,000	5,562,418
07/15/2034	5.950%	10,446,000	10,910,403
Exelon Corp.
03/15/2052	4.100%	16,174,000	12,355,126
FirstEnergy Corp.
03/01/2050	3.400%	8,128,000	5,531,269
FirstEnergy Transmission LLC
01/15/2035	5.000%	4,090,000	4,021,418
National Grid PLC
06/09/2036	5.405%	5,440,000	5,416,770
NextEra Energy Capital Holdings, Inc.
09/01/2027	4.685%	6,984,000	7,000,782
03/15/2035	5.450%	7,870,000	7,989,034
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextEra Energy Capital Holdings, Inc.(b)
10/01/2056	6.000%	2,829,000	2,827,546
Oncor Electric Delivery Co. LLC
05/15/2050	3.700%	3,470,000	2,532,446
Pacific Gas and Electric Co.
07/01/2050	4.950%	11,730,000	9,788,900
Public Service Electric and Gas Co.
01/01/2056	5.625%	4,223,000	4,168,759
Virginia Electric and Power Co.
03/15/2036	4.950%	18,394,000	17,999,285
Vistra Operations Co. LLC(a)
04/30/2036	5.550%	14,360,000	14,284,538
WEC Energy Group, Inc.
10/15/2030	1.800%	4,655,000	4,136,099
Xcel Energy, Inc.
03/15/2034	5.500%	19,222,000	19,521,353
Total			242,736,612
Food and Beverage 5.4%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2036	4.700%	8,424,000	8,198,718
Bacardi Ltd.(a)
05/15/2038	5.150%	13,778,000	12,840,002
05/15/2048	5.300%	60,000	53,439
Bacardi Ltd./Bacardi-Martini BV(a)
06/15/2033	5.400%	12,425,000	12,394,226
Bacardi-Martini BV(a)
02/01/2035	6.000%	100,000	102,347
Campbell Soup Co.
03/23/2035	4.750%	16,121,000	15,048,073
Constellation Brands, Inc.
05/06/2031	4.850%	8,813,000	8,810,953
Keurig Dr Pepper, Inc.
05/25/2028	4.597%	11,616,000	11,604,812
Kraft Heinz Foods Co.
06/01/2046	4.375%	446,000	355,643
Kraft Heinz Foods Co. (The)
07/15/2045	5.200%	8,734,000	7,785,458
Mars, Inc.(a)
03/01/2030	4.800%	11,619,000	11,653,114
Mondelez International, Inc.
03/17/2027	2.625%	315,000	311,072
PepsiCo., Inc.
02/15/2053	4.650%	2,800,000	2,461,400
Tyson Foods, Inc.
06/02/2027	3.550%	11,358,000	11,265,996
Total			102,885,253
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Variable Portfolio – Select Corporate Income Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 5.4%
Abbott Laboratories
03/09/2029	3.700%	14,767,000	14,491,401
03/15/2036	4.650%	7,972,000	7,740,583
Becton Dickinson & Co.
02/08/2029	4.874%	12,970,000	13,041,969
Cigna Corp.
03/15/2050	3.400%	3,621,000	2,510,679
CVS Health Corp.
03/25/2038	4.780%	18,721,000	17,549,775
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	6,077,000	6,167,249
12/15/2028	4.150%	4,468,000	4,430,721
12/15/2035	4.950%	2,708,000	2,641,571
HCA, Inc.
02/15/2027	4.500%	9,610,000	9,603,646
03/15/2027	3.125%	7,170,000	7,102,842
09/01/2030	3.500%	8,626,000	8,176,780
05/15/2036	5.300%	8,932,000	8,870,807
Total			102,328,023
Healthcare Insurance 1.3%
UnitedHealth Group, Inc.
01/15/2031	4.650%	11,200,000	11,200,019
04/15/2054	5.375%	14,889,000	14,032,329
07/15/2064	5.750%	7,000	6,824
Total			25,239,172
Independent Energy 0.6%
APA Corp.
02/15/2055	6.750%	3,569,000	3,725,491
Occidental Petroleum Corp.
10/01/2054	6.050%	4,448,000	4,506,535
Woodside Finance Ltd.
05/19/2035	6.000%	3,885,000	4,037,800
Total			12,269,826
Integrated Energy 1.4%
BP Capital Markets America, Inc.
11/17/2027	5.017%	8,660,000	8,737,644
03/17/2052	3.001%	14,295,000	9,107,573
TotalEnergies Capital SA
09/10/2064	5.425%	8,995,000	8,456,521
Total			26,301,738
Life Insurance 3.4%
Met Tower Global Funding(a)
09/16/2030	4.200%	7,067,000	6,915,011
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New York Life Global Funding(a)
10/01/2027	3.900%	537,000	533,430
12/05/2029	4.600%	181,000	180,940
06/03/2030	4.600%	164,000	163,563
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	8,985,000	6,628,057
Northwestern Mutual Global Funding(a)
01/13/2030	4.960%	2,843,000	2,870,711
06/30/2031	4.740%	5,276,000	5,258,570
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
05/29/2055	6.170%	4,062,000	4,187,599
Principal Life Global Funding II(a)
11/27/2029	4.950%	27,855,000	27,942,789
Teachers Insurance & Annuity Association of America(a)
Subordinated
05/15/2050	3.300%	11,970,000	7,990,084
06/15/2056	6.050%	2,474,000	2,506,434
Total			65,177,188
Media and Entertainment 1.4%
Beignet Investor LLC(a)
05/30/2049	6.581%	2,715,000	2,774,792
Meta Platforms, Inc.
05/15/2046	6.200%	13,208,000	13,211,039
11/15/2065	5.750%	11,132,000	9,996,782
Total			25,982,613
Midstream 2.4%
Enbridge, Inc.
04/05/2027	5.250%	5,704,000	5,737,206
04/05/2034	5.625%	3,265,000	3,360,925
11/20/2035	5.200%	2,858,000	2,836,741
Energy Transfer LP
05/15/2054	5.950%	15,588,000	14,921,408
Enterprise Products Operating LLC
01/15/2036	5.200%	4,091,000	4,104,827
MPLX LP
03/14/2052	4.950%	6,325,000	5,347,715
Western Gas Partners LP
03/01/2048	5.300%	7,820,000	6,807,421
Williams Companies, Inc. (The)
08/15/2028	5.300%	2,485,000	2,520,065
Total			45,636,308
Natural Gas 1.9%
NiSource, Inc.
05/18/2036	5.300%	20,011,000	20,018,060
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Corporate Income Fund  | 2026
5

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sempra Energy
06/15/2027	3.250%	3,925,000	3,878,686
Southern California Gas Co.
09/01/2034	5.050%	5,955,000	5,951,450
Southern Co Gas Capital Corp.
09/15/2035	5.100%	6,681,000	6,624,024
Total			36,472,220
Pharmaceuticals 4.0%
AbbVie, Inc.
03/15/2029	4.800%	285,000	287,276
11/21/2029	3.200%	22,333,000	21,384,950
Amgen, Inc.
03/02/2028	5.150%	9,820,000	9,914,171
03/02/2063	5.750%	15,771,000	15,293,594
Merck & Co., Inc.
05/22/2036	5.200%	29,826,000	30,188,087
Total			77,068,078
Railroads 3.1%
Burlington Northern Santa Fe LLC
03/15/2056	5.550%	9,128,000	8,941,177
Canadian National Railway Co.
05/12/2029	4.350%	5,395,000	5,361,510
05/12/2036	4.950%	5,479,000	5,443,280
Canadian Pacific Railway Co.
03/15/2029	4.000%	2,933,000	2,888,632
12/02/2031	2.450%	12,781,000	11,366,255
CSX Corp.
11/01/2026	2.600%	7,897,000	7,853,772
Norfolk Southern Corp.
08/01/2030	5.050%	2,830,000	2,873,904
11/01/2047	3.942%	10,475,000	8,163,019
08/25/2051	2.900%	729,000	455,476
Union Pacific Corp.
02/05/2050	3.250%	9,091,000	6,259,898
Total			59,606,923
Retailers 1.8%
Amazon.com, Inc.
03/13/2029	4.000%	4,875,000	4,822,717
03/13/2036	4.875%	17,380,000	17,106,041
03/13/2056	5.800%	6,366,000	6,310,986
Lowe’s Companies, Inc.
04/01/2052	4.250%	8,960,000	7,019,763
Total			35,259,507
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.2%
Kroger Co. (The)
09/15/2064	5.650%	3,595,000	3,371,348
Technology 7.2%
Alphabet, Inc.
02/15/2036	4.800%	13,665,000	13,428,099
02/15/2056	5.650%	3,353,000	3,311,648
02/15/2066	5.750%	3,313,000	3,274,362
Apple, Inc.
02/08/2051	2.650%	7,440,000	4,519,662
Broadcom, Inc.
02/15/2030	4.350%	5,192,000	5,139,665
10/15/2030	4.200%	4,135,000	4,055,617
Broadcom, Inc.(a)
11/15/2036	3.187%	16,982,000	14,201,647
Fidelity National Information Services, Inc.
03/10/2028	4.450%	3,434,000	3,421,807
Foundry JV Holdco LLC(a)
01/25/2034	5.875%	13,992,000	14,226,722
Intel Corp.
08/12/2051	3.050%	9,720,000	6,088,124
International Business Machines Corp.
05/15/2030	1.950%	20,796,000	18,793,055
02/03/2036	4.950%	325,000	316,976
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	11,000	10,478
05/11/2031	2.500%	16,841,000	15,113,050
Oracle Corp.
07/15/2046	4.000%	16,890,000	11,406,231
02/06/2053	5.550%	600,000	483,477
09/26/2065	6.100%	12,069,000	10,092,647
QTS Fayetteville I DC1-2 LLC / TRS(a)
04/15/2036	5.700%	10,930,000	10,389,716
Total			138,272,983
Transportation Services 1.4%
ERAC USA Finance LLC(a)
05/01/2028	4.600%	10,219,000	10,235,504
04/30/2031	4.700%	16,925,000	16,872,402
Total			27,107,906
Wireless 3.5%
T-Mobile US, Inc.
04/15/2027	3.750%	7,885,000	7,841,833
02/15/2029	2.625%	36,915,000	35,109,349
02/15/2031	2.550%	13,903,000	12,611,653
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Variable Portfolio – Select Corporate Income Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vodafone Group PLC
06/18/2031	4.800%	10,604,000	10,531,452
Total			66,094,287
Wirelines 2.7%
AT&T, Inc.
12/01/2057	3.800%	33,207,000	22,160,122
Verizon Communications, Inc.
03/21/2031	2.550%	10,226,000	9,283,783
03/15/2032	2.355%	15,920,000	13,913,437
03/22/2041	3.400%	9,023,000	6,971,535
Total			52,328,877
Total Corporate Bonds & Notes (Cost $1,776,765,940)			1,769,387,900

Foreign Government Obligations(c) 0.2%

France 0.2%
Electricite de France SA(a)
04/22/2056	6.125%	2,860,000	2,821,917
Total Foreign Government Obligations (Cost $2,834,031)			2,821,917

U.S. Treasury Obligations 5.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
02/15/2045	4.750%	37,490,000	36,681,622
05/15/2045	5.000%	46,165,000	46,576,157
08/15/2045	4.875%	2,928,000	2,906,497
02/15/2046	4.625%	18,513,000	17,775,373
05/15/2046	5.000%	5,364,000	5,405,906
Total U.S. Treasury Obligations (Cost $110,074,101)			109,345,555

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.767%(d),(e)	7,187,760	7,183,448
Total Money Market Funds (Cost $7,184,525)		7,183,448
Total Investments in Securities (Cost: $1,896,858,597)		1,888,738,820
Other Assets & Liabilities, Net		25,292,291
Net Assets		1,914,031,111
At June 30, 2026, securities and/or cash totaling $3,458,445 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	362	09/2026	USD	41,087,000	966,226	—
U.S. Treasury 10-Year Note	920	09/2026	USD	101,099,375	562,741	—
U.S. Treasury 2-Year Note	48	09/2026	USD	9,894,375	5,176	—
U.S. Treasury 2-Year Note	608	09/2026	USD	125,328,750	—	(11,388)
Total					1,534,143	(11,388)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(377)	09/2026	USD	(40,356,672)	—	(99,092)
U.S. Treasury Ultra 10-Year Note	(1,426)	09/2026	USD	(160,380,438)	—	(1,461,907)
U.S. Treasury Ultra Bond	(223)	09/2026	USD	(25,902,844)	—	(532,269)
Total					—	(2,093,268)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Corporate Income Fund  | 2026
7

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2026, the total value of these securities amounted to $247,212,278, which represents 12.92% of total net assets.

(b)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2026.

(c)	Principal and interest may not be guaranteed by a governmental entity.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2026.
(e)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.767%
	10,838,334	521,172,851	(524,826,511)	(1,226)	7,183,448	(13,517)	1,111,512	7,187,760
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Variable Portfolio – Select Corporate Income Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	1,769,387,900	—	1,769,387,900
Foreign Government Obligations	—	2,821,917	—	2,821,917
U.S. Treasury Obligations	—	109,345,555	—	109,345,555
Money Market Funds	7,183,448	—	—	7,183,448
Total Investments in Securities	7,183,448	1,881,555,372	—	1,888,738,820
Investments in Derivatives
Asset
Futures Contracts	1,534,143	—	—	1,534,143
Liability
Futures Contracts	(2,104,656)	—	—	(2,104,656)
Total	6,612,935	1,881,555,372	—	1,888,168,307
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Corporate Income Fund  | 2026
9

Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,889,674,072)	$1,881,555,372
Affiliated issuers (cost $7,184,525)	7,183,448
Cash	1
Margin deposits on:
Futures contracts	3,458,445
Receivable for:
Capital shares sold	6,032
Dividends	103,655
Interest	22,125,203
Variation margin for futures contracts	854,130
Expense reimbursement due from Investment Manager	1,624
Prepaid expenses	548
Total assets	1,915,288,458
Liabilities
Payable for:
Capital shares redeemed	368,687
Variation margin for futures contracts	563,399
Management services fees	25,772
Distribution and/or service fees	357
Service fees	4,002
Compensation of chief compliance officer	151
Compensation of board members	3,245
Other expenses	68,732
Deferred compensation of board members	223,002
Total liabilities	1,257,347
Net assets applicable to outstanding capital stock	$1,914,031,111
Represented by
Paid in capital	1,843,055,066
Total distributable earnings (loss)	70,976,045
Total - representing net assets applicable to outstanding capital stock	$1,914,031,111
Class 1
Net assets	$1,828,473,385
Shares outstanding	230,985,268
Net asset value per share	$7.92
Class 2
Net assets	$18,215,530
Shares outstanding	2,355,164
Net asset value per share	$7.73
Class 3
Net assets	$67,342,196
Shares outstanding	8,596,083
Net asset value per share	$7.83
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Variable Portfolio – Select Corporate Income Fund  | 2026

Statement of Operations
Six Months Ended June 30, 2026 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$1,111,512
Interest	46,269,862
Interfund lending	911
Total income	47,382,285
Expenses:
Management services fees	4,666,750
Distribution and/or service fees
Class 2	21,326
Class 3	42,152
Service fees	25,670
Custodian fees	14,459
Printing and postage fees	9,833
Accounting services fees	21,658
Legal fees	19,777
Compensation of chief compliance officer	152
Compensation of board members	15,629
Deferred compensation of board members	39,234
Other	10,202
Total expenses	4,886,842
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(338,812)
Total net expenses	4,548,030
Net investment income	42,834,255
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,278,263)
Investments — affiliated issuers	(13,517)
Futures contracts	16,202
Net realized loss	(1,275,578)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(25,399,154)
Investments — affiliated issuers	(1,226)
Futures contracts	(514,997)
Net change in unrealized appreciation (depreciation)	(25,915,377)
Net realized and unrealized loss	(27,190,955)
Net increase in net assets resulting from operations	$15,643,300
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Corporate Income Fund  | 2026
11

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment income	$42,834,255	$42,420,254
Net realized gain (loss)	(1,275,578)	9,444,716
Net change in unrealized appreciation (depreciation)	(25,915,377)	20,916,840
Net increase in net assets resulting from operations	15,643,300	72,781,810
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(29,987)
Class 2	—	(685,944)
Class 3	—	(4,473,664)
Total distributions to shareholders	—	(5,189,595)
Increase (decrease) in net assets from capital stock activity	(43,755,266)	1,794,758,901
Total increase (decrease) in net assets	(28,111,966)	1,862,351,116
Net assets at beginning of period	1,942,143,077	79,791,961
Net assets at end of period	$1,914,031,111	$1,942,143,077

	Six Months Ended		Year Ended
	June 30, 2026 (Unaudited)		December 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	715,364	5,642,095	238,729,366	1,807,307,735
Distributions reinvested	—	—	4,041	29,987
Shares redeemed	(6,331,881)	(49,746,406)	(2,171,200)	(16,969,500)
Net increase (decrease)	(5,616,517)	(44,104,311)	236,562,207	1,790,368,222
Class 2
Shares sold	415,941	3,205,160	867,853	6,590,570
Distributions reinvested	—	—	94,353	685,944
Shares redeemed	(170,911)	(1,315,912)	(350,059)	(2,665,807)
Net increase	245,030	1,889,248	612,147	4,610,707
Class 3
Shares sold	208,563	1,627,004	388,097	2,960,843
Distributions reinvested	—	—	608,662	4,473,664
Shares redeemed	(406,219)	(3,167,207)	(998,615)	(7,654,535)
Net decrease	(197,656)	(1,540,203)	(1,856)	(220,028)
Total net increase (decrease)	(5,569,143)	(43,755,266)	237,172,498	1,794,758,901
The accompanying Notes to Financial Statements are an integral part of this statement.
12
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Columbia Variable Portfolio – Select Corporate Income Fund  | 2026
13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$7.85	0.18	(0.11)	0.07	—	—
Year Ended 12/31/2025	$7.80	0.34	0.25	0.59	(0.54)	(0.54)
Year Ended 12/31/2024	$7.81	0.35	(0.10)	0.25	(0.26)	(0.26)
Year Ended 12/31/2023	$7.34	0.33	0.39	0.72	(0.25)	(0.25)
Year Ended 12/31/2022	$8.77	0.26	(1.42)	(1.16)	(0.27)	(0.27)
Year Ended 12/31/2021	$9.01	0.25	(0.13)	0.12	(0.36)	(0.36)
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$7.68	0.16	(0.11)	0.05	—	—
Year Ended 12/31/2025	$7.65	0.32	0.23	0.55	(0.52)	(0.52)
Year Ended 12/31/2024	$7.65	0.32	(0.08)	0.24	(0.24)	(0.24)
Year Ended 12/31/2023	$7.21	0.31	0.36	0.67	(0.23)	(0.23)
Year Ended 12/31/2022	$8.61	0.24	(1.39)	(1.15)	(0.25)	(0.25)
Year Ended 12/31/2021	$8.86	0.23	(0.14)	0.09	(0.34)	(0.34)
Class 3
Six Months Ended 6/30/2026 (Unaudited)	$7.77	0.17	(0.11)	0.06	—	—
Year Ended 12/31/2025	$7.73	0.33	0.24	0.57	(0.53)	(0.53)
Year Ended 12/31/2024	$7.74	0.34	(0.10)	0.24	(0.25)	(0.25)
Year Ended 12/31/2023	$7.28	0.32	0.38	0.70	(0.24)	(0.24)
Year Ended 12/31/2022	$8.70	0.25	(1.41)	(1.16)	(0.26)	(0.26)
Year Ended 12/31/2021	$8.95	0.24	(0.14)	0.10	(0.35)	(0.35)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Variable Portfolio – Select Corporate Income Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$7.92	0.89%	0.51%	0.47%	4.50%	61%	$1,828,473
Year Ended 12/31/2025	$7.85	7.93%	0.51% (c)	0.47% (c)	4.41%	94%	$1,857,568
Year Ended 12/31/2024	$7.80	3.35%	0.93%	0.59%	4.52%	44%	$309
Year Ended 12/31/2023	$7.81	10.00%	0.89%	0.61%	4.47%	38%	$10
Year Ended 12/31/2022	$7.34	(13.49% )	0.87% (c)	0.64% (c)	3.42%	31%	$9
Year Ended 12/31/2021	$8.77	1.37%	0.89% (c)	0.61% (c)	2.87%	42%	$11
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$7.73	0.65%	0.76%	0.72%	4.25%	61%	$18,216
Year Ended 12/31/2025	$7.68	7.55%	0.77% (c)	0.76% (c)	4.19%	94%	$16,207
Year Ended 12/31/2024	$7.65	3.30%	1.18%	0.84%	4.26%	44%	$11,455
Year Ended 12/31/2023	$7.65	9.47%	1.14%	0.86%	4.20%	38%	$10,438
Year Ended 12/31/2022	$7.21	(13.63% )	1.12% (c)	0.89% (c)	3.17%	31%	$9,953
Year Ended 12/31/2021	$8.61	1.03%	1.14% (c)	0.86% (c)	2.62%	42%	$11,301
Class 3
Six Months Ended 6/30/2026 (Unaudited)	$7.83	0.77%	0.63%	0.60%	4.37%	61%	$67,342
Year Ended 12/31/2025	$7.77	7.74%	0.65% (c)	0.63% (c)	4.31%	94%	$68,368
Year Ended 12/31/2024	$7.73	3.25%	1.05%	0.71%	4.39%	44%	$68,029
Year Ended 12/31/2023	$7.74	9.81%	1.02%	0.74%	4.32%	38%	$71,109
Year Ended 12/31/2022	$7.28	(13.60% )	0.99% (c)	0.76% (c)	3.28%	31%	$70,602
Year Ended 12/31/2021	$8.70	1.14%	1.01% (c)	0.74% (c)	2.74%	42%	$91,320
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Corporate Income Fund  | 2026
15

Notes to Financial Statements
June 30, 2026 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Select Corporate Income Fund (formerly known as Columbia Variable Portfolio – Corporate Bond Fund) (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Effective May 1, 2026, Columbia Variable Portfolio – Corporate Bond Fund was renamed Columbia Variable Portfolio – Select Corporate Income Fund.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not
16
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Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
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17

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and
18
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Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2026:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,534,143 *

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	2,104,656 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	16,202

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(514,997)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	297,496,778
Futures contracts — short	224,359,500
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Columbia Variable Portfolio – Select Corporate Income Fund  | 2026
19

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
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Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2026 was 0.49% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2026 was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Columbia Variable Portfolio – Select Corporate Income Fund  | 2026
21

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2027 (%)
Class 1	0.47
Class 2	0.72
Class 3	0.595
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,896,859,000	8,049,000	(16,740,000)	(8,691,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	(1,818,723)	(1,818,723)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
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Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,143,619,935 and $1,145,813,225, respectively, for the six months ended June 30, 2026, of which $52,193,072 and $26,515,473, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	7,800,000	4.21	1
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate
Columbia Variable Portfolio – Select Corporate Income Fund  | 2026
23

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At June 30, 2026, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
24
Columbia Variable Portfolio – Select Corporate Income Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Variable Portfolio – Select Corporate Income Fund  | 2026
25

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Select Corporate Income Fund (formerly, Columbia Variable Portfolio – Corporate Bond Fund) (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
26
Columbia Variable Portfolio – Select Corporate Income Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, and (iii) the net assets of the Fund.  The Board observed that the Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Columbia Variable Portfolio – Select Corporate Income Fund  | 2026
27

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.   The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
28
Columbia Variable Portfolio – Select Corporate Income Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Select Corporate Income Fund  | 2026
29

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Variable Portfolio – Select Corporate Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
SAR7008_(08/26)

Columbia Variable Portfolio – Select Small Cap Value Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Select Small Cap Value Fund | 2026

Portfolio of Investments
June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.9%
Issuer	Shares	Value ($)
Consumer Discretionary 8.8%
Automobile Components 1.5%
Visteon Corp.	20,042	1,988,367
Hotels, Restaurants & Leisure 3.0%
Six Flags Entertainment Corp.(a)	58,790	1,252,227
Texas Roadhouse, Inc.	13,906	2,687,056
Total		3,939,283
Household Durables 1.7%
KB Home	35,566	2,226,076
Textiles, Apparel & Luxury Goods 2.6%
Kontoor Brands, Inc.	41,644	3,470,611
Total Consumer Discretionary		11,624,337
Consumer Staples 3.7%
Beverages 2.1%
Primo Brands Corp., Class A	111,429	2,723,325
Food Products 1.6%
Nomad Foods Ltd.	120,170	1,315,861
Utz Brands, Inc.	109,974	846,800
Total		2,162,661
Total Consumer Staples		4,885,986
Energy 5.8%
Energy Equipment & Services 1.4%
Patterson-UTI Energy, Inc.	199,784	1,834,017
Oil, Gas & Consumable Fuels 4.4%
Murphy Oil Corp.	56,288	1,832,737
PBF Energy, Inc., Class A	55,109	2,508,562
SM Energy Co.	58,461	1,525,832
Total		5,867,131
Total Energy		7,701,148
Financials 27.8%
Banks 18.4%
Atlantic Union Bankshares Corp.	76,787	3,248,858
Axos Financial, Inc.(a)	41,522	4,043,828
Columbia Banking System, Inc.	94,996	3,044,622
OceanFirst Financial Corp.	89,223	1,742,525
Popular, Inc.	27,104	4,449,935
Common Stocks (continued)
Issuer	Shares	Value ($)
Seacoast Banking Corp. of Florida	78,829	2,621,064
Stock Yards Bancorp, Inc.	44,836	3,428,609
Triumph Financial, Inc.(a)	23,213	1,771,384
Total		24,350,825
Capital Markets 1.2%
Lazard, Inc.	38,850	1,629,369
Financial Services 1.6%
Radian Group, Inc.	55,563	2,093,058
Insurance 6.6%
CNO Financial Group, Inc.	65,541	3,341,280
Hanover Insurance Group, Inc. (The)	11,317	2,423,196
Kemper Corp.	30,460	821,202
Skyward Specialty Insurance Group, Inc.(a)	35,764	2,086,829
Total		8,672,507
Total Financials		36,745,759
Health Care 10.5%
Biotechnology 2.6%
Cytokinetics, Inc.(a)	19,653	1,674,239
Syndax Pharmaceuticals, Inc.(a)	80,082	1,750,593
Total		3,424,832
Health Care Equipment & Supplies 3.9%
CONMED Corp.	21,735	711,387
Integer Holdings Corp.(a)	10,020	936,369
LivaNova PLC(a)	41,476	3,410,571
Total		5,058,327
Health Care Providers & Services 1.6%
Tenet Healthcare Corp.(a)	11,457	2,143,375
Pharmaceuticals 2.4%
Ligand Pharmaceuticals, Inc.(a)	10,042	3,174,176
Total Health Care		13,800,710
Industrials 17.2%
Aerospace & Defense 4.9%
ATI, Inc.(a)	19,662	3,875,380
DPC Holdings Ltd.(a)	12,185	597,796
Kratos Defense & Security Solutions, Inc.(a)	39,482	1,968,573
Total		6,441,749
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Small Cap Value Fund  | 2026
3

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 2.3%
Zurn Elkay Water Solutions Corp.	60,390	3,051,507
Commercial Services & Supplies 1.0%
HNI Corp.	33,699	1,361,776
Construction & Engineering 1.8%
Primoris Services Corp.	24,506	2,429,035
Electrical Equipment 2.3%
Regal Rexnord Corp.	12,683	3,020,964
Ground Transportation 2.7%
Knight-Swift Transportation Holdings, Inc.	44,908	3,496,986
Machinery 2.0%
Atmus Filtration Technologies, Inc.	52,475	2,675,700
Professional Services 0.2%
Alight, Inc., Class A(a)	330,642	185,159
Total Industrials		22,662,876
Information Technology 11.3%
Communications Equipment 6.9%
Extreme Networks, Inc.(a)	139,946	4,530,052
Viavi Solutions, Inc.(a)	95,607	4,565,234
Total		9,095,286
Electronic Equipment, Instruments & Components 1.4%
Crane NXT Co.	35,841	1,833,626
Semiconductors & Semiconductor Equipment 3.0%
Kulicke & Soffa Industries, Inc.	30,001	4,012,934
Total Information Technology		14,941,846
Materials 3.7%
Chemicals 2.9%
Chemours Co. (The)	98,542	2,022,082
Minerals Technologies, Inc.	23,577	1,743,991
Total		3,766,073
Containers & Packaging 0.8%
O-I Glass, Inc.(a)	114,445	1,102,105
Total Materials		4,868,178
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 7.3%
Health Care REITs 1.8%
Sabra Health Care REIT, Inc.	121,938	2,379,011
Industrial REITs 1.2%
First Industrial Realty Trust, Inc.	24,887	1,525,822
Specialized REITs 4.3%
Gaming and Leisure Properties, Inc.	36,560	1,628,017
Outfront Media, Inc.	125,648	4,116,228
Total		5,744,245
Total Real Estate		9,649,078
Utilities 2.8%
Electric Utilities 2.8%
Portland General Electric Co.	70,591	3,658,731
Total Utilities		3,658,731
Total Common Stocks (Cost $89,222,701)		130,538,649

Rights —%

Health Care —%
Life Sciences Tools & Services —%
OmniAb Operations, Inc.(a),(b),(c),(d)	1,403	—
OmniAb, Inc.(a),(b),(c),(d)	1,403	—
Total		—
Total Health Care		—
Total Rights (Cost $—)		—

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.767%(e),(f)	1,783,088	1,782,018
Total Money Market Funds (Cost $1,782,301)		1,782,018
Total Investments in Securities (Cost: $91,005,002)		132,320,667
Other Assets & Liabilities, Net		(297,497)
Net Assets		132,023,170
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Variable Portfolio – Select Small Cap Value Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2026, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At June 30, 2026, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
OmniAb Operations, Inc.	03/05/2015-06/10/2021	1,403	—	—
OmniAb, Inc.	03/05/2015-06/10/2021	1,403	—	—
			—	—

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at June 30, 2026.
(f)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.767%
	1,228,572	10,157,727	(9,603,998)	(283)	1,782,018	(518)	35,978	1,783,088
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Small Cap Value Fund  | 2026
5

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Fair value measurements   (continued)
determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	11,624,337	—	—	11,624,337
Consumer Staples	4,885,986	—	—	4,885,986
Energy	7,701,148	—	—	7,701,148
Financials	36,745,759	—	—	36,745,759
Health Care	13,800,710	—	—	13,800,710
Industrials	22,662,876	—	—	22,662,876
Information Technology	14,941,846	—	—	14,941,846
Materials	4,868,178	—	—	4,868,178
Real Estate	9,649,078	—	—	9,649,078
Utilities	3,658,731	—	—	3,658,731
Total Common Stocks	130,538,649	—	—	130,538,649
Rights
Health Care	—	—	0 *	0 *
Total Rights	—	—	0 *	0 *
Money Market Funds	1,782,018	—	—	1,782,018
Total Investments in Securities	132,320,667	—	0 *	132,320,667

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Variable Portfolio – Select Small Cap Value Fund  | 2026

Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $89,222,701)	$130,538,649
Affiliated issuers (cost $1,782,301)	1,782,018
Receivable for:
Capital shares sold	631
Dividends	108,462
Expense reimbursement due from Investment Manager	595
Prepaid expenses	535
Total assets	132,430,890
Liabilities
Payable for:
Capital shares redeemed	268,105
Management services fees	3,146
Distribution and/or service fees	547
Service fees	14,040
Compensation of chief compliance officer	9
Compensation of board members	1,240
Other expenses	28,717
Deferred compensation of board members	91,916
Total liabilities	407,720
Net assets applicable to outstanding capital stock	$132,023,170
Represented by
Trust capital	$132,023,170
Total - representing net assets applicable to outstanding capital stock	$132,023,170
Class 1
Net assets	$20,550,041
Shares outstanding	386,336
Net asset value per share	$53.19
Class 2
Net assets	$48,090,072
Shares outstanding	940,740
Net asset value per share	$51.12
Class 3
Net assets	$63,383,057
Shares outstanding	1,214,953
Net asset value per share	$52.17
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Small Cap Value Fund  | 2026
7

Statement of Operations
Six Months Ended June 30, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$1,058,861
Dividends — affiliated issuers	35,978
Foreign taxes withheld	(5,827)
Total income	1,089,012
Expenses:
Management services fees	512,140
Distribution and/or service fees
Class 2	54,080
Class 3	35,924
Service fees	45,423
Custodian fees	1,488
Printing and postage fees	8,253
Accounting services fees	16,239
Legal fees	7,986
Compensation of chief compliance officer	9
Compensation of board members	6,149
Deferred compensation of board members	14,717
Other	3,494
Total expenses	705,902
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(115,485)
Total net expenses	590,417
Net investment income	498,595
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	11,316,008
Investments — affiliated issuers	(518)
Net realized gain	11,315,490
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	16,260,816
Investments — affiliated issuers	(283)
Net change in unrealized appreciation (depreciation)	16,260,533
Net realized and unrealized gain	27,576,023
Net increase in net assets resulting from operations	$28,074,618
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Variable Portfolio – Select Small Cap Value Fund  | 2026

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment income	$498,595	$921,667
Net realized gain	11,315,490	6,510,587
Net change in unrealized appreciation (depreciation)	16,260,533	(856,548)
Net increase in net assets resulting from operations	28,074,618	6,575,706
Decrease in net assets from capital stock activity	(1,459,505)	(14,990,173)
Total increase (decrease) in net assets	26,615,113	(8,414,467)
Net assets at beginning of period	105,408,057	113,822,524
Net assets at end of period	$132,023,170	$105,408,057

	Six Months Ended		Year Ended
	June 30, 2026 (Unaudited)		December 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	91,687	4,399,815	113,390	4,313,942
Shares redeemed	(29,986)	(1,469,651)	(182,178)	(7,141,149)
Net increase (decrease)	61,701	2,930,164	(68,788)	(2,827,207)
Class 2
Shares sold	44,629	2,048,551	72,009	2,669,960
Shares redeemed	(80,926)	(3,726,350)	(255,793)	(9,701,260)
Net decrease	(36,297)	(1,677,799)	(183,784)	(7,031,300)
Class 3
Shares sold	15,288	726,759	27,823	1,048,185
Shares redeemed	(74,008)	(3,438,629)	(159,483)	(6,179,851)
Net decrease	(58,720)	(2,711,870)	(131,660)	(5,131,666)
Total net decrease	(33,316)	(1,459,505)	(384,232)	(14,990,173)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Small Cap Value Fund  | 2026
9

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$41.92	0.24	11.03	11.27
Year Ended 12/31/2025	$39.33	0.41	2.18	2.59
Year Ended 12/31/2024	$34.51	0.40	4.42	4.82
Year Ended 12/31/2023	$30.51	0.33	3.67	4.00
Year Ended 12/31/2022	$35.77	0.36	(5.62)	(5.26)
Year Ended 12/31/2021	$27.32	0.20	8.25	8.45
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$40.33	0.17	10.62	10.79
Year Ended 12/31/2025	$37.94	0.30	2.09	2.39
Year Ended 12/31/2024	$33.38	0.27	4.29	4.56
Year Ended 12/31/2023	$29.58	0.23	3.57	3.80
Year Ended 12/31/2022	$34.77	0.26	(5.45)	(5.19)
Year Ended 12/31/2021	$26.62	0.11	8.04	8.15
Class 3
Six Months Ended 6/30/2026 (Unaudited)	$41.14	0.20	10.83	11.03
Year Ended 12/31/2025	$38.65	0.36	2.13	2.49
Year Ended 12/31/2024	$33.96	0.32	4.37	4.69
Year Ended 12/31/2023	$30.06	0.27	3.63	3.90
Year Ended 12/31/2022	$35.29	0.30	(5.53)	(5.23)
Year Ended 12/31/2021	$26.98	0.15	8.16	8.31

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Variable Portfolio – Select Small Cap Value Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$53.19	26.88%	1.05%	0.85%	1.03%	13%	$20,550
Year Ended 12/31/2025	$41.92	6.59%	1.05%	0.85%	1.04%	9%	$13,607
Year Ended 12/31/2024	$39.33	13.97%	1.04%	0.85%	1.06%	24%	$15,473
Year Ended 12/31/2023	$34.51	13.11%	1.04%	0.85%	1.02%	19%	$8,035
Year Ended 12/31/2022	$30.51	(14.71% )	1.03%	0.85%	1.14%	7%	$7,735
Year Ended 12/31/2021	$35.77	30.93%	1.04%	0.85%	0.59%	16%	$6,364
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$51.12	26.75%	1.30%	1.10%	0.74%	13%	$48,090
Year Ended 12/31/2025	$40.33	6.30%	1.30%	1.10%	0.79%	9%	$39,407
Year Ended 12/31/2024	$37.94	13.66%	1.29%	1.10%	0.76%	24%	$44,040
Year Ended 12/31/2023	$33.38	12.85%	1.29%	1.10%	0.75%	19%	$41,129
Year Ended 12/31/2022	$29.58	(14.93% )	1.28%	1.10%	0.84%	7%	$37,261
Year Ended 12/31/2021	$34.77	30.62%	1.29%	1.10%	0.34%	16%	$41,125
Class 3
Six Months Ended 6/30/2026 (Unaudited)	$52.17	26.81%	1.17%	0.97%	0.87%	13%	$63,383
Year Ended 12/31/2025	$41.14	6.44%	1.17%	0.97%	0.93%	9%	$52,394
Year Ended 12/31/2024	$38.65	13.81%	1.16%	0.97%	0.88%	24%	$54,309
Year Ended 12/31/2023	$33.96	12.97%	1.16%	0.97%	0.87%	19%	$53,718
Year Ended 12/31/2022	$30.06	(14.82% )	1.15%	0.97%	0.95%	7%	$52,200
Year Ended 12/31/2021	$35.29	30.80%	1.16%	0.98%	0.45%	16%	$62,331
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Small Cap Value Fund  | 2026
11

Notes to Financial Statements
June 30, 2026 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Select Small Cap Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and
12
Columbia Variable Portfolio – Select Small Cap Value Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Variable Portfolio – Select Small Cap Value Fund  | 2026
13

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2026 was 0.87% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan
14
Columbia Variable Portfolio – Select Small Cap Value Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2026 was 0.08% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2027 (%)
Class 1	0.85
Class 2	1.10
Class 3	0.975
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is
Columbia Variable Portfolio – Select Small Cap Value Fund  | 2026
15

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $14,794,748 and $16,054,710, respectively, for the six months ended June 30, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2026.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2026.
16
Columbia Variable Portfolio – Select Small Cap Value Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At June 30, 2026, affiliated shareholders of record owned 82.7% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse
Columbia Variable Portfolio – Select Small Cap Value Fund  | 2026
17

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
18
Columbia Variable Portfolio – Select Small Cap Value Fund  | 2026

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Select Small Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Columbia Variable Portfolio – Select Small Cap Value Fund  | 2026
19

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, and (iii) the net assets of the Fund.  The Board observed that the Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses
20
Columbia Variable Portfolio – Select Small Cap Value Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.  The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Select Small Cap Value Fund  | 2026
21

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[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Variable Portfolio – Select Small Cap Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
SAR7022_(08/26)

Columbia Variable Portfolio – Intermediate Bond Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Intermediate Bond Fund | 2026

Portfolio of Investments
June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities — Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2014-20I Class 1
09/01/2034	2.920%	63,431	59,972
Total Asset-Backed Securities — Agency (Cost $64,114)			59,972

Asset-Backed Securities - Non-Agency 11.9%

ACHV ABS Trust(a)
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	574,394	577,325
ASP WHCO Participation LP(a),(b),(c)
30-day Average SOFR + 2.400% Floor 3.000% 03/29/2029	6.713%	16,300,000	16,300,000
Bain Capital Credit CLO Ltd.(a),(c)
Series 2026-2A Class E
3-month Term SOFR + 5.950% Floor 5.950% 04/26/2039	5.930%	7,850,000	7,933,077
Ballyrock CLO Ltd.(a),(c)
Series 2024-22AR Class A1R
3-month Term SOFR + 1.200% 07/15/2039	3.660%	18,150,000	18,152,541
Basswood Park CLO Ltd.(a),(c)
Series 2025-1A Class AR
3-month Term SOFR + 1.030% Floor 1.030% 04/20/2034	4.705%	14,400,000	14,401,325
BCAT(a),(b),(c),(d)
Series 2026-1 Class B
1-month Term SOFR + 1.400% 06/12/2031	6.669%	13,956,174	13,956,607
CIFC Funding Ltd.(a),(c)
Series 2023-1AR Class A1R
3-month Term SOFR + 1.240% Floor 1.240% 10/15/2038	4.913%	8,800,000	8,806,424
EDGEX Issuer Trust(a)
Series 2025-1NN Class A
01/15/2031	5.410%	4,065,439	4,059,213
Series 2025-2NN Class A
01/15/2032	5.498%	6,761,675	6,743,206
EDGEX Issuer Trust(a),(e)
Series 2025-1NN Class CERT
01/15/2031	0.000%	4,000,000	2,352,627
GLS Auto Select Receivables Trust(a)
Series 2024-4A Class A2
12/17/2029	4.430%	1,758,031	1,757,534
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GoldenTree Loan Management US CLO Ltd.(a),(c)
Series 2025-27 Class A
3-month Term SOFR + 1.190% Floor 1.190% 01/20/2039	4.865%	14,400,000	14,404,320
GreenSky Home Improvement Trust(a)
Series 2024-1 Class A2
06/25/2059	5.880%	27,166	27,201
Lendbuzz Securitization Trust(a)
Series 2025-2A Class A2
05/15/2030	5.180%	4,011,735	4,013,233
Madison Park Funding XXIX Ltd.(a),(c)
Series 2018-29AR Class A1R2
3-month Term SOFR + 1.180% Floor 1.180% 03/25/2038	4.855%	14,350,000	14,356,558
Magnetite XVII Ltd.(a),(c)
Series 2016-17A Class BR3
3-month Term SOFR + 1.450% Floor 1.450% 07/25/2039	5.101%	11,150,000	11,168,509
MPOWER Education Trust(a)
Series 2025-1 Class A
12/22/2042	6.250%	8,851,405	8,852,661
Series 2025-A Class A
07/21/2042	6.620%	2,252,829	2,285,920
OHA Credit Funding Ltd.(a),(c)
Series 2023-16RA Class A1
3-month Term SOFR + 1.200% Floor 1.200% 10/20/2038	4.875%	13,500,000	13,506,750
Oportun Issuance Trust(a)
Series 2021-B Class A
05/08/2031	1.470%	2,578,689	2,539,769
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class B
07/15/2032	5.637%	2,944,737	2,954,855
Series 2024-11 Class D
07/15/2032	6.307%	4,643,825	4,656,011
Series 2025-6 Class B
04/15/2033	4.883%	8,199,244	8,141,710
Series 2025-R3 Class A
01/18/2033	4.841%	5,082,612	5,068,866
Series 2026-3 Class A2
12/15/2033	5.241%	7,600,000	7,598,248
Series 2026-3 Class B
12/15/2033	6.201%	14,930,000	14,892,294
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2026-4 Class B
01/16/2034	6.254%	8,750,000	8,778,436
Subordinated Series 2024-10 Class B
06/15/2032	5.750%	3,466,663	3,467,812
Subordinated Series 2024-10 Class C
06/15/2032	5.992%	4,695,395	4,694,871
Subordinated Series 2024-10 Class D
06/15/2032	6.429%	1,885,611	1,879,472
Subordinated Series 2024-5 Class B
10/15/2031	6.601%	3,382,254	3,383,811
Subordinated Series 2024-6 Class B
11/15/2031	6.589%	3,546,273	3,547,890
Subordinated Series 2024-8 Class B
01/15/2032	5.456%	3,892,447	3,892,519
Subordinated Series 2024-8 Class C
01/15/2032	6.030%	3,112,568	3,113,638
Subordinated Series 2024-9 Class B
03/15/2032	5.306%	3,839,174	3,837,592
Subordinated Series 2024-9 Class C
03/15/2032	5.774%	2,967,208	2,966,478
Pagaya AI Debt Selection Trust(a)
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	2,776,818	2,778,068
Subordinated Series 2024-7 Class C
12/15/2031	7.095%	3,112,413	3,115,675
Pagaya Point of Sale Holdings Grantor Trust(a)
Series 2025-2 Class A
07/20/2033	5.065%	6,600,000	6,591,619
Palmer Square CLO Ltd.(a),(c),(f)
Series 2026-2A Class A
3-month Term SOFR + 1.180% Floor 1.180% 07/20/2039	3.657%	14,700,000	14,699,838
Reach Abs Trust(a)
Series 2026-1 Class A
02/15/2033	4.320%	4,575,786	4,572,982
Reach ABS Trust(a)
Series 2024-2A Class A
07/15/2031	5.880%	177,509	177,609
Research-Driven Pagaya Motor Asset Trust(a)
Series 2024-3A Class A
03/25/2033	5.281%	5,664,487	5,670,850
Series 2026-2A Class A4
02/26/2035	5.620%	9,800,000	9,754,942
Series 2026-3 Class A4
03/26/2035	5.883%	14,950,000	14,989,610
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	1,098,959	1,093,905
Truist Bank Auto Credit-Linked Notes(a)
Series 2025-1 Class B
09/26/2033	4.728%	3,945,443	3,936,976
Upgrade Master Pass-Thru Trust(a),(e)
Series 2025-ST5 Class CERT
09/15/2032	0.000%	3,950,000	2,318,117
Upgrade Master Pass-Thru Trust(a)
Series 2026-ST2 Class A
06/15/2034	4.413%	1,875,267	1,873,039
Upstart Securitization Trust(a)
Series 2024-1 Class A
11/20/2034	5.330%	1,218,665	1,219,776
Series 2025-2 Class A2
06/20/2035	5.220%	2,018,674	2,021,086
Series 2025-3 Class A2
09/20/2035	4.600%	3,758,770	3,757,423
Series 2025-4 Class D
11/20/2035	7.670%	1,000,000	1,024,506
Total Asset-Backed Securities — Non-Agency (Cost $328,767,908)			328,665,324

Commercial Mortgage-Backed Securities - Non-Agency 1.3%

BX Commercial Mortgage Trust(a),(c)
Series 2024-SLCT Class A
1-month Term SOFR + 1.443% Floor 1.443% 01/15/2042	4.949%	5,600,000	5,589,502
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Series 2014-USA Class A2
09/15/2037	3.953%	15,735,000	14,639,304
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	3,115,000	2,526,869
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	2,100,000	1,528,449
Hilton USA Trust(a),(g)
Subordinated Series 2016-SFP Class E
11/05/2035	0.000%	10,901,000	272,878
One New York Plaza Trust(a),(c)
Subordinated Series 2020-1NYP Class D
1-month Term SOFR + 2.864% Floor 2.750% 01/15/2036	6.490%	4,150,000	3,973,387
SFO Commercial Mortgage Trust(a),(c)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	4.891%	4,150,000	4,148,788
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust(a),(h)
Series 2026-1250B Class A
03/10/2041	4.677%	4,350,000	4,294,257
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $49,757,230)			36,973,434

Corporate Bonds & Notes 20.4%

Aerospace & Defense 1.1%
Allegheny Technologies, Inc.
10/01/2031	5.125%	292,000	288,941
ATI, Inc.
06/15/2033	5.875%	104,000	105,437
BAE Systems PLC(a)
03/26/2029	5.125%	3,832,000	3,885,211
02/15/2031	1.900%	500,000	441,453
Boeing Co. (The)
08/01/2059	3.950%	8,300,000	5,902,344
L3Harris Technologies, Inc.
07/31/2033	5.400%	2,447,000	2,502,867
Northrop Grumman Corp.
02/01/2027	3.200%	1,554,000	1,544,156
Raytheon Technologies Corp.
03/15/2027	3.500%	10,223,000	10,170,247
03/15/2032	2.375%	3,695,000	3,265,079
TransDigm, Inc.(a)
08/15/2028	6.750%	268,000	270,685
03/01/2029	6.375%	678,000	688,683
01/15/2033	6.000%	310,000	312,950
05/31/2033	6.375%	409,000	413,158
01/31/2034	6.750%	555,000	569,569
07/31/2034	6.125%	138,000	137,874
Total			30,498,654
Automotive 0.2%
American Axle & Manufacturing, Inc.(a)
10/15/2032	6.375%	259,000	258,047
10/15/2033	7.750%	1,025,000	1,012,868
Clarios Global LP/US Finance Co.(a)
02/15/2030	6.750%	197,000	202,951
09/15/2032	6.750%	200,000	204,115
Goodyear Tire & Rubber Co. (The)
07/15/2032	8.875%	200,000	201,723
IHO Verwaltungs GmbH(a),(i)
11/15/2032	8.000%	263,000	273,691
05/15/2033	7.375%	208,000	216,286
Nissan Motor Acceptance Co. LLC(a)
09/30/2030	6.125%	138,000	135,653
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nissan Motor Co., Ltd.(a)
07/17/2032	7.750%	203,000	210,331
07/17/2035	8.125%	314,000	334,664
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	213,000	214,347
03/24/2031	7.500%	576,000	579,978
04/23/2032	6.875%	695,000	683,719
Total			4,528,373
Banking 4.5%
Bank of America Corp.(j)
04/23/2032	4.695%	24,168,000	23,966,057
07/21/2032	2.299%	6,000	5,300
02/04/2033	2.972%	10,000,000	9,027,042
Goldman Sachs Group, Inc. (j)
06/03/2037	5.425%	15,526,000	15,584,800
HSBC Holdings PLC(j)
03/10/2037	5.279%	10,806,000	10,680,120
JPMorgan Chase & Co.(j)
07/22/2030	4.995%	15,301,000	15,401,809
04/23/2032	4.622%	18,947,000	18,731,385
Morgan Stanley(j)
03/12/2032	4.708%	2,383,000	2,354,174
04/16/2032	4.809%	8,217,000	8,152,924
01/30/2037	5.073%	688,000	672,996
04/10/2037	5.296%	2,556,000	2,543,226
Subordinated
09/16/2036	2.484%	6,694,000	5,809,066
PNC Financial Services Group, Inc. (The)(j)
10/20/2034	6.875%	1,658,000	1,831,033
Royal Bank of Canada(j)
02/04/2031	5.153%	1,326,000	1,342,050
08/06/2031	4.696%	1,243,000	1,237,606
05/03/2032	4.612%	3,105,000	3,073,317
Wells Fargo & Co.(j)
05/20/2032	4.844%	4,123,000	4,108,655
Total			124,521,560
Brokerage/Asset Managers/Exchanges 0.1%
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	319,000	336,356
Hightower Holding LLC(a)
04/15/2029	6.750%	274,000	272,996
01/31/2030	9.125%	322,000	335,549
Osaic Holdings, Inc.(a)
08/01/2032	6.750%	338,000	338,674
08/01/2033	8.000%	534,000	535,164
Total			1,818,739
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.2%
Core & Main LP(a),(f)
07/01/2034	6.000%	183,000	183,793
CP Atlas Buyer, Inc.(a)
07/15/2030	9.750%	248,000	238,493
JH North America Holdings, Inc.(a)
01/31/2031	5.875%	134,000	134,615
LBM Acquisition LLC(a)
06/15/2031	9.500%	512,000	457,532
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%	947,000	966,975
03/01/2033	6.750%	602,000	613,518
QXO Building Products, Inc.(a)
07/15/2031	6.500%	288,000	293,477
04/30/2032	6.750%	266,000	274,588
07/15/2034	6.875%	416,000	427,027
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	213,000	214,421
White Cap Supply Holdings LLC(a)
11/15/2030	7.375%	552,000	560,217
Total			4,364,656
Cable and Satellite 0.5%
CCO Holdings LLC/Capital Corp.(a)
02/01/2028	5.000%	274,000	270,512
03/01/2030	4.750%	289,000	274,233
08/15/2030	4.500%	823,000	765,503
02/01/2031	4.250%	481,000	433,307
03/01/2031	7.375%	120,000	120,434
02/01/2032	4.750%	939,000	839,226
02/01/2033	7.000%	326,000	319,438
06/01/2033	4.500%	111,000	96,234
01/15/2034	4.250%	485,000	410,000
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	234,000	206,689
Charter Communications Operating LLC
12/01/2061	4.400%	4,780,000	3,070,043
06/30/2062	3.950%	2,345,000	1,384,607
Comcast Corp.
11/01/2056	2.937%	6,110,000	3,303,253
CSC Holdings LLC(a)
02/01/2028	5.375%	319,000	200,005
02/01/2029	6.500%	341,000	204,077
01/15/2030	5.750%	255,000	60,033
12/01/2030	4.125%	233,000	138,287
12/01/2030	4.625%	279,000	64,055
11/15/2031	5.000%	244,000	55,813
DirectTV Financing LLC/Co-Obligor, Inc.(a)
06/01/2032	9.250%	268,000	272,209
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DirecTV Financing LLC(a)
02/01/2030	8.875%	134,000	136,529
DISH DBS Corp.
07/01/2028	7.375%	138,000	132,536
06/01/2029	5.125%	400,000	361,547
DISH DBS Corp.(a)
12/01/2028	5.750%	406,000	393,635
EchoStar Corp.
11/30/2029	10.750%	508,893	550,072
EchoStar Corp.(i)
11/30/2030	6.750%	272,433	276,795
Sirius XM Radio, Inc.(a)
07/01/2030	4.125%	192,000	180,681
Virgin Media Finance PLC(a)
07/15/2030	5.000%	434,000	327,949
VZ Secured Financing BV(a)
01/15/2032	5.000%	462,000	404,625
Total			15,252,327
Chemicals 0.4%
Ashland LLC(a)
09/01/2031	3.375%	517,000	481,742
Celanese US Holdings LLC
04/15/2030	6.500%	50,000	50,959
02/15/2031	7.000%	123,000	126,556
07/15/2032	6.879%	63,000	66,150
04/15/2033	6.750%	133,000	135,520
11/15/2033	7.700%	128,000	136,753
02/15/2034	7.375%	194,000	200,389
FMC Corp.
05/18/2033	5.650%	7,000	6,266
10/01/2049	4.500%	228,000	147,542
FMC Corp.(j)
Subordinated
11/01/2055	8.450%	13,000	9,485
INEOS Finance PLC(a)
05/15/2028	6.750%	233,000	232,235
04/15/2029	7.500%	1,527,000	1,483,831
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	537,000	504,754
Innophos Holdings, Inc.(a)
06/15/2029	11.500%	577,806	534,061
Inversion Escrow Issuer LLC(a)
08/01/2032	6.750%	671,000	655,449
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	591,000	573,368
10/01/2029	6.250%	208,000	204,594
06/15/2031	7.250%	445,000	451,918
02/15/2033	7.250%	1,945,000	1,922,249
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tronox, Inc.(a)
03/15/2029	4.625%	208,000	145,598
W.R. Grace Holdings LLC(a)
08/15/2029	5.625%	787,000	739,887
03/01/2031	7.375%	275,000	276,138
08/15/2032	6.625%	1,034,000	1,002,072
08/01/2033	7.000%	208,000	202,776
Total			10,290,292
Construction Machinery 0.1%
Herc Holdings, Inc.(a)
03/15/2031	5.750%	130,000	129,761
06/15/2033	7.250%	660,000	688,284
03/15/2034	6.000%	361,000	358,536
Synergy Infrastructure Holdings LLC(a)
12/01/2030	7.875%	412,000	431,949
07/15/2034	7.000%	436,000	442,165
Total			2,050,695
Consumer Cyclical Services 0.0%
Arches Buyer, Inc.(a)
12/01/2028	6.125%	669,000	658,587
ASGN, Inc.(a)
05/15/2028	4.625%	440,000	407,661
Match Group Holdings II LLC(a)
10/01/2031	3.625%	243,000	218,209
Total			1,284,457
Consumer Products 0.0%
Newell Brands, Inc.(a)
06/01/2028	8.500%	72,000	75,316
Newell Brands, Inc.
05/15/2030	6.375%	205,000	207,751
05/15/2032	6.625%	137,000	138,733
Opal Bidco SAS(a)
03/31/2032	6.500%	266,000	271,301
Prestige Brands, Inc.(a),(f)
07/15/2034	6.250%	177,000	177,000
Whirlpool Corp.
06/15/2030	6.125%	109,000	100,528
06/15/2033	6.500%	114,000	98,833
Whirlpool Corp.(a)
07/01/2031	7.500%	127,000	128,602
07/01/2034	7.875%	168,000	168,670
Total			1,366,734
Diversified Manufacturing 0.0%
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	238,000	246,064
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WESCO Distribution, Inc.(a)
04/15/2031	5.250%	151,000	149,918
03/15/2032	6.625%	425,000	438,035
03/15/2033	6.375%	86,000	88,239
04/15/2034	5.500%	253,000	250,326
Total			1,172,582
Electric 1.1%
AEP Texas, Inc.
01/15/2050	3.450%	2,930,000	2,003,982
Alpha Generation LLC(a)
01/15/2034	6.250%	252,000	247,973
Clearway Energy Operating LLC(a)
02/15/2031	3.750%	649,000	602,059
01/15/2032	3.750%	397,000	360,991
DTE Energy Co.
07/01/2027	4.950%	5,345,000	5,371,017
Edison International
11/15/2028	5.250%	4,956,000	4,964,761
Long Ridge Energy LLC(a)
02/15/2032	8.750%	191,000	201,529
NextEra Energy Capital Holdings, Inc.
03/15/2035	5.450%	4,960,000	5,035,020
NRG Energy, Inc.(a)
07/15/2029	5.750%	34,000	34,006
02/15/2031	3.625%	791,000	734,441
01/15/2034	5.750%	374,000	370,626
05/15/2034	5.875%	175,000	174,022
11/01/2034	6.250%	425,000	430,280
05/15/2036	6.125%	178,000	178,187
Pacific Gas and Electric Co.
07/01/2050	4.950%	4,180,000	3,488,286
PG&E Corp.(j)
03/15/2055	7.375%	200,000	203,823
Talen Energy Supply LLC(a)
02/01/2036	6.500%	441,000	444,450
TerraForm Power Operating LLC(a)
01/15/2030	4.750%	351,000	339,081
Virginia Electric and Power Co.
03/15/2036	4.950%	3,486,000	3,411,194
XPLR Infrastructure Operating Partners LP(a)
01/15/2031	8.375%	334,000	356,195
03/15/2033	8.625%	116,000	124,416
04/15/2034	7.750%	258,000	271,551
Total			29,347,890
Environmental 0.0%
Waste Pro USA, Inc.(a)
02/01/2033	7.000%	661,000	676,507
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.3%
Blackstone Private Credit Fund
05/15/2031	5.950%	2,667,000	2,627,270
CrossCountry Intermediate HoldCo LLC(a)
10/01/2030	6.500%	257,000	253,407
goeasy Ltd.(a)
07/01/2029	7.625%	71,000	67,009
05/15/2030	6.875%	74,000	65,866
10/01/2030	7.375%	74,000	66,578
Navient Corp.
03/15/2029	5.500%	582,000	558,541
03/15/2031	11.500%	128,000	135,089
OneMain Finance Corp.
03/15/2030	7.875%	200,000	208,164
09/15/2030	4.000%	472,000	436,299
05/15/2031	7.500%	328,000	338,877
03/15/2032	6.750%	618,000	619,886
09/15/2032	7.125%	464,000	471,945
03/15/2033	6.500%	71,000	69,847
09/15/2033	6.750%	207,000	205,013
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	568,000	593,074
Rocket Cos, Inc.(a)
08/01/2030	6.125%	276,000	281,028
08/01/2031	6.125%	226,000	230,817
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	383,000	344,797
United Wholesale Mortgage LLC(a)
04/15/2029	5.500%	970,000	900,848
UWM Holdings LLC(a)
02/01/2030	6.625%	360,000	335,110
03/15/2031	6.250%	755,000	672,193
Total			9,481,658
Food and Beverage 1.3%
Bacardi Ltd.(a)
05/15/2028	4.700%	1,513,000	1,509,016
05/15/2048	5.300%	7,277,000	6,481,303
Bacardi Ltd./Bacardi-Martini BV(a)
06/15/2033	5.400%	10,512,000	10,485,964
Bacardi-Martini BV(a)
02/01/2035	6.000%	5,217,000	5,339,422
Chobani LLC/Finance Corp., Inc.(a)
04/15/2034	6.375%	336,000	341,048
Constellation Brands, Inc.
08/01/2029	3.150%	2,223,000	2,125,543
Mars, Inc.(a)
03/01/2035	5.200%	7,420,000	7,449,091
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Post Holdings, Inc.(a)
02/15/2032	6.250%	169,000	171,559
03/01/2033	6.375%	157,000	155,842
10/15/2034	6.250%	606,000	595,299
03/15/2036	6.500%	154,000	152,207
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
04/30/2029	4.375%	282,000	275,373
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	352,000	339,996
US Foods, Inc.(a)
06/01/2030	4.625%	560,000	546,481
Total			35,968,144
Gaming 0.1%
Caesars Entertainment, Inc.(a)
02/15/2030	7.000%	200,000	201,241
02/15/2032	6.500%	206,000	200,668
10/15/2032	6.000%	225,000	203,907
Light & Wonder International, Inc.(a)
10/01/2033	6.250%	137,000	136,117
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	605,000	579,767
Rivers Enterprise Borrower LLC/Finance Corp.(a)
02/01/2033	6.625%	333,000	338,105
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	798,000	682,666
Scientific Games International, Inc.(a)
11/15/2029	7.250%	411,000	418,795
Voyager Parent LLC(a)
07/01/2032	9.250%	440,000	465,281
Total			3,226,547
Health Care 1.3%
Abbott Laboratories
03/15/2036	4.650%	3,510,000	3,408,109
Acadia Healthcare Co., Inc.(a)
03/15/2033	7.375%	693,000	713,843
Avantor Funding, Inc.(a)
11/01/2029	3.875%	216,000	206,211
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	331,000	340,492
CHS/Community Health Systems, Inc.(a)
05/15/2030	5.250%	219,000	206,635
02/15/2031	4.750%	148,000	136,211
01/15/2032	10.875%	178,000	191,924
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	260,000	269,366
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	11,940,000	12,117,321
12/15/2028	4.150%	1,812,000	1,796,881
HCA, Inc.
09/01/2030	3.500%	12,689,000	12,028,189
LifePoint Health, Inc.(a)
05/01/2034	7.000%	212,000	203,096
Select Medical Corp.(a)
12/01/2032	6.250%	310,000	301,283
Star Parent, Inc.(a)
10/01/2030	9.000%	556,000	583,328
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	541,000	547,897
Tenet Healthcare Corp.
06/15/2028	4.625%	507,000	502,609
05/15/2031	6.750%	370,000	379,041
Tenet Healthcare Corp.(a)
11/15/2032	5.500%	485,000	482,253
11/15/2033	6.000%	356,000	359,104
Total			34,773,793
Healthcare Insurance 0.6%
Centene Corp.
10/15/2030	3.000%	1,228,000	1,110,366
UnitedHealth Group, Inc.
01/15/2031	4.650%	2,209,000	2,209,004
04/15/2034	5.000%	12,181,000	12,173,967
04/15/2054	5.375%	2,742,000	2,584,233
Total			18,077,570
Independent Energy 0.4%
APA Corp.
02/15/2055	6.750%	2,461,000	2,568,908
Civitas Resources, Inc.(a)
11/01/2030	8.625%	90,000	94,536
07/01/2031	8.750%	382,000	398,832
06/15/2033	9.625%	437,000	479,026
CNX Resources Corp.(a)
03/01/2034	5.875%	262,000	254,728
Crescent Energy Finance LLC(a)
04/01/2032	7.625%	344,000	346,488
01/15/2033	7.375%	292,000	290,146
01/15/2034	8.375%	66,000	67,974
Hilcorp Energy I LP/Finance Co.(a)
04/15/2032	6.250%	208,000	201,325
11/01/2033	8.375%	377,000	392,838
02/15/2035	7.250%	400,000	393,714
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Matador Resources Co.(a)
04/15/2033	6.250%	409,000	407,395
04/15/2034	6.000%	217,000	211,480
Occidental Petroleum Corp.
10/01/2054	6.050%	3,642,000	3,689,928
SM Energy Co.(a)
08/01/2032	7.000%	544,000	548,916
04/15/2034	6.625%	343,000	337,681
Vital Energy, Inc.(a)
04/15/2032	7.875%	114,000	115,437
Total			10,799,352
Integrated Energy 0.4%
BP Capital Markets America, Inc.
11/17/2027	5.017%	10,150,000	10,241,003
Leisure 0.2%
Carnival Corp.(a)
03/15/2030	5.750%	193,000	195,274
02/15/2033	6.125%	187,000	189,323
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	228,000	228,374
NCL Corp., Ltd.(a)
01/15/2031	5.875%	346,000	335,662
02/01/2032	6.750%	209,000	208,471
09/15/2033	6.250%	457,000	443,678
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	684,000	679,999
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC(a)
01/15/2032	8.625%	736,000	758,066
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	698,000	707,222
Viking Cruises Ltd.(a)
10/15/2033	5.875%	537,000	537,305
Total			4,283,374
Life Insurance 0.1%
Met Tower Global Funding(a)
04/12/2029	5.250%	4,100,000	4,167,924
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
03/15/2033	5.875%	110,000	111,016
Hilton Grand Vacations Borrower Escrow LLC(a)
01/15/2032	6.625%	530,000	537,938
Marriott Ownership Resorts, Inc.(a)
10/01/2033	6.500%	483,000	479,920
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Travel + Leisure Co.(a)
06/01/2031	6.250%	341,000	343,147
09/01/2033	6.125%	42,000	41,524
Total			1,513,545
Media and Entertainment 0.6%
CBS Corp.
07/01/2042	4.850%	86,000	58,261
Clear Channel Outdoor Holdings, Inc.(a)
02/15/2031	7.125%	404,000	418,616
03/15/2033	7.500%	194,000	204,488
Discovery Global Holdings, Inc.
03/15/2032	4.279%	340,000	304,660
03/15/2042	5.050%	1,240,000	907,660
03/15/2052	5.141%	182,000	121,878
Gray Escrow II, Inc.(a)
11/15/2031	5.375%	147,000	98,604
Gray Media, Inc.(a)
07/15/2032	9.625%	356,000	343,647
08/15/2033	7.250%	136,000	133,879
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	409,782	397,633
Mav Acquisition Corp.(a)
08/01/2029	8.000%	134,000	134,269
Meta Platforms, Inc.
05/15/2046	6.200%	5,631,000	5,632,296
11/15/2055	5.625%	3,199,000	2,899,007
11/15/2065	5.750%	2,320,000	2,083,411
Nexstar Media, Inc.(a)
09/15/2033	6.500%	338,000	338,123
04/15/2034	7.250%	608,000	606,360
OAK-Eagle Acquireco, Inc.(a)
07/01/2034	8.750%	336,000	356,560
Outfront Media Capital LLC/Corp.(a)
01/15/2029	4.250%	245,000	238,586
06/15/2034	6.000%	169,000	168,677
Snap, Inc.(a)
03/01/2033	6.875%	343,000	334,148
03/15/2034	6.875%	579,000	560,595
Univision Communications, Inc.(a)
04/15/2033	8.875%	278,000	273,808
Viacom, Inc.
03/15/2043	4.375%	209,000	135,193
09/01/2043	5.850%	166,000	124,447
ViacomCBS, Inc.
05/19/2032	4.200%	158,000	137,139
05/19/2050	4.950%	80,000	51,646
Total			17,063,591
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 0.1%
Carpenter Technology Corp.(a)
03/01/2034	5.625%	337,000	336,982
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	71,000	71,600
03/15/2032	7.000%	85,000	84,578
05/01/2033	7.375%	90,000	89,880
Constellium SE(a)
04/15/2029	3.750%	228,000	219,037
Hudbay Minerals, Inc.(a)
04/01/2029	6.125%	434,000	436,213
Kaiser Aluminum Corp.(a)
03/01/2034	5.875%	622,000	615,189
Novelis Corp.(a)
01/30/2030	4.750%	301,000	291,175
08/15/2031	3.875%	149,000	135,630
08/15/2033	6.375%	342,000	344,530
Novelis, Inc.(a)
01/30/2030	6.875%	65,000	66,588
WS Escrow LLC(a)
06/01/2033	7.750%	611,000	627,031
Total			3,318,433
Midstream 0.8%
AmeriGas Partners LP/Finance Corp.(a)
06/01/2030	9.500%	192,000	206,001
CNX Midstream Partners LP(a)
04/15/2030	4.750%	794,000	756,321
Delek Logistics Partners LP/Finance Corp.(a)
06/30/2033	7.375%	694,000	707,870
06/01/2034	6.875%	390,000	388,654
Enbridge, Inc.
04/05/2027	5.250%	4,744,000	4,771,618
Energy Transfer LP
05/15/2054	5.950%	4,640,000	4,441,579
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2040	3.250%	5,684,000	4,478,775
Harvest Midstream I LP(a)
05/15/2034	6.750%	307,000	311,155
Sunoco LP(a),(j),(k)
	7.875%	652,000	677,951
Sunoco LP(a)
05/01/2029	7.000%	251,000	258,329
07/15/2031	5.375%	311,000	306,816
05/01/2032	7.250%	1,028,000	1,065,815
07/01/2033	6.250%	248,000	250,055
TransMontaigne Partners LLC(a)
06/15/2030	8.500%	820,000	835,343
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Venture Global Calcasieu Pass LLC(a)
05/01/2036	6.000%	658,000	664,968
Venture Global LNG, Inc.(a),(j),(k)
	9.000%	820,000	798,639
Venture Global LNG, Inc.(a)
06/01/2031	8.375%	261,000	271,712
02/01/2032	9.875%	177,000	188,887
12/15/2034	6.375%	225,000	221,096
Venture Global Plaquemines LNG LLC(a)
05/01/2033	7.500%	125,000	137,187
06/15/2034	6.500%	216,000	224,922
05/01/2035	7.750%	348,000	390,120
01/15/2036	6.750%	635,000	673,096
Total			23,026,909
Oil Field Services 0.1%
Archrock Partners LP/Finance Corp.(a)
09/01/2032	6.625%	131,000	133,421
Archrock Services LP /Partners Finance Corp.(a)
02/01/2034	6.000%	338,000	335,781
Kodiak Gas Services LLC(a)
04/01/2031	5.875%	295,000	295,616
10/01/2033	6.500%	460,000	465,651
10/01/2035	6.750%	261,000	267,726
Nabors Industries, Inc.(a)
01/31/2030	9.125%	256,000	267,615
11/15/2032	7.625%	265,000	271,021
Oceaneering International, Inc.(a),(f)
07/15/2034	6.875%	176,000	178,856
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	462,154	471,840
Transocean, Inc.(a)
05/15/2029	8.250%	122,000	125,980
05/15/2031	8.500%	260,000	269,830
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	265,000	271,493
Total			3,354,830
Other Industry 0.0%
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	170,000	168,599
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	153,000	156,217
04/15/2030	6.625%	215,000	221,467
Total			546,283
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other REIT 0.0%
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	213,000	212,959
02/01/2030	7.000%	146,000	149,579
RHP Hotel Properties LP/Finance Corp.(a)
06/15/2033	6.500%	300,000	307,835
03/15/2034	5.750%	105,000	103,880
Total			774,253
Packaging 0.1%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	508,000	482,942
01/30/2031	6.250%	231,000	233,452
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2030	8.750%	417,000	411,390
04/15/2032	6.750%	316,000	306,746
Sword Purchaser LLC(a)
04/15/2033	8.250%	330,000	341,347
04/15/2034	10.500%	398,000	415,905
Total			2,191,782
Pharmaceuticals 1.6%
1261229 BC Ltd.(a)
04/15/2032	10.000%	668,000	676,175
AbbVie, Inc.
03/15/2029	4.800%	28,400,000	28,626,797
11/21/2029	3.200%	11,168,000	10,693,911
Bausch Health Companies, Inc.(a)
06/01/2028	4.875%	224,000	207,100
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	487,000	478,077
Merck & Co., Inc.
05/22/2036	5.200%	1,994,000	2,018,207
Organon Finance 1 LLC(a)
04/30/2028	4.125%	222,000	219,199
04/30/2031	5.125%	78,000	77,200
Total			42,996,666
Property & Casualty 0.4%
Acrisure LLC/Finance, Inc.(a)
02/01/2029	8.250%	359,000	337,813
08/01/2029	6.000%	656,000	580,372
11/06/2030	7.500%	376,000	356,517
07/01/2032	6.750%	641,000	576,282
Alliant Holdings Intermediate LLC/Co-Issuer(a)
01/15/2031	7.000%	739,000	750,926
10/01/2031	6.500%	120,000	119,644
10/01/2032	7.375%	2,206,000	2,191,763
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ardonagh Finco Ltd.(a)
02/15/2031	7.750%	875,000	884,989
Ardonagh Group Finance Ltd.(a)
02/15/2032	8.875%	2,032,000	1,974,280
Asurion LLC and Asurion Co-Issuer, Inc.(a)
02/01/2034	8.375%	258,000	239,106
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	485,000	473,646
Howden UK Refinance PLC/2 PLC/US Refinance LLC(a)
02/15/2032	8.125%	450,000	405,107
HUB International Ltd.(a)
12/01/2029	5.625%	586,000	582,653
01/31/2032	7.375%	400,000	407,335
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	1,129,000	1,124,947
Total			11,005,380
Railroads 0.3%
Canadian Pacific Railway Co.
03/15/2029	4.000%	1,123,000	1,106,012
12/02/2031	2.450%	6,474,000	5,757,385
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	202,000	205,048
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	526,000	540,210
Total			7,608,655
Restaurants 0.0%
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	573,000	561,922
Retailers 0.4%
Advance Auto Parts, Inc.(a)
08/01/2030	7.000%	302,000	309,778
08/01/2033	7.375%	259,000	268,251
Amazon.com, Inc.
03/13/2036	4.875%	8,950,000	8,808,922
Beach Acquisition Bidco LLC(a),(i)
07/15/2033	10.000%	369,508	419,283
Group 1 Automotive, Inc.(a)
01/15/2030	6.375%	66,000	66,856
L Brands, Inc.
11/01/2035	6.875%	271,000	277,514
Total			10,150,604
Supermarkets 0.0%
Albertsons Cos, Inc.(a)
03/31/2032	5.625%	208,000	201,008
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 1.8%
Alphabet, Inc.
02/15/2036	4.800%	5,230,000	5,139,331
Amentum Escrow Corp.(a)
08/01/2032	7.250%	688,000	708,410
APLD ComputeCo 2 LLC(a)
03/15/2031	6.750%	1,117,000	1,120,762
APLD ComputeCo 3 LLC(a)
06/15/2031	7.000%	411,000	410,402
APLD ComputeCo LLC(a)
12/15/2030	9.250%	766,000	826,431
Block, Inc.(a)
08/15/2030	5.625%	319,000	319,851
08/15/2033	6.000%	250,000	251,581
Block, Inc.
05/15/2032	6.500%	404,000	412,564
Broadcom, Inc.(a)
11/15/2036	3.187%	1,400,000	1,170,787
CACI International, Inc.(a)
06/15/2033	6.375%	418,000	423,954
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	41,000	23,000
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	243,000	130,460
Cipher Compute LLC(a)
11/15/2030	7.125%	198,000	206,033
Clarivate Science Holdings Corp.(a)
07/01/2029	4.875%	733,000	655,860
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	1,376,000	1,335,982
06/30/2032	8.250%	389,000	364,204
08/15/2033	6.625%	153,000	132,502
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	1,559,000	1,324,826
Core Scientific Finance I LLC(a)
05/15/2031	7.750%	538,000	545,457
CoreWeave, Inc.(a)
02/01/2031	9.000%	531,000	525,073
10/01/2031	9.750%	398,000	396,964
07/15/2032	9.625%	472,000	465,073
Fair Isaac Corp.(a)
05/15/2033	6.000%	154,000	151,637
Fidelity National Information Services, Inc.
03/10/2028	4.450%	1,364,000	1,359,157
Flash Compute LLC(a)
12/31/2030	7.250%	194,000	199,576
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Intel Corp.
03/25/2050	4.750%	4,170,000	3,458,481
ION Platform Finance US, Inc.(a)
09/30/2032	7.875%	269,000	195,215
ION Platform Finance US, Inc./SARL(a)
05/01/2028	5.000%	229,000	209,628
05/15/2028	5.750%	213,000	195,558
05/01/2029	8.750%	140,000	124,854
Iron Mountain, Inc.(a)
01/15/2033	6.250%	106,000	107,005
Meridian Arc Holdco LLC(a)
04/30/2031	6.250%	548,000	548,991
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	421,000	403,704
NCR Corp.(a)
10/01/2028	5.000%	464,000	452,383
04/15/2029	5.125%	93,000	90,714
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	399,000	407,037
05/15/2031	10.375%	260,000	269,377
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	789,000	751,538
05/11/2031	2.500%	1,093,000	980,854
01/15/2033	5.000%	4,258,000	4,244,080
Oracle Corp.
09/26/2065	6.100%	10,096,000	8,442,735
PR RNO Property Owner 1 LLC(a)
05/01/2031	6.500%	1,163,000	1,161,424
QTS Fayetteville I DC1-2 LLC / TRS(a)
04/15/2036	5.700%	5,795,000	5,508,546
Sabre GLBL, Inc.(a)
11/15/2029	10.750%	30,000	28,842
03/15/2030	10.750%	69,000	65,833
07/15/2030	11.125%	108,000	103,568
Science Applications International Corp.(a)
11/01/2033	5.875%	276,000	271,893
Shift4 Payments LLC/Finance Sub, Inc.(a)
08/15/2032	6.750%	408,000	408,845
Stingray Compute LLC(a)
06/15/2031	6.000%	225,000	225,519
SV RNO Property Owner 1 LLC(a)
03/01/2031	5.875%	1,166,000	1,149,534
UKG, Inc.(a)
02/01/2031	6.875%	296,000	287,395
WEX, Inc.(a)
03/15/2033	6.500%	274,000	272,908
WULF Compute LLC(a)
10/15/2030	7.750%	271,000	284,448
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	661,000	537,165
Total			49,787,951
Transportation Services 0.2%
Avis Budget Car Rental LLC/Finance, Inc.(a)
02/15/2031	8.000%	337,000	340,241
06/15/2032	8.375%	202,000	203,406
ERAC USA Finance LLC(a)
05/01/2028	4.600%	4,023,000	4,029,497
04/30/2031	4.700%	1,450,000	1,445,494
Total			6,018,638
Wireless 0.6%
Altice France(a)
04/15/2032	6.500%	140,507	135,822
07/15/2032	6.875%	397,866	386,032
Altice France Lux 3/Holdings 1(a)
01/15/2033	10.000%	112,200	110,213
T-Mobile US, Inc.
02/15/2031	2.550%	5,394,000	4,892,991
02/15/2031	2.875%	10,303,000	9,478,122
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	328,000	270,545
07/15/2031	4.750%	325,000	267,358
04/15/2032	7.750%	261,000	235,122
Total			15,776,205
Wirelines 0.4%
AT&T, Inc.
12/01/2057	3.800%	2,397,000	1,599,597
Iliad Holding SAS(a)
10/15/2028	7.000%	202,000	202,962
Iliad Holding SASU(a)
04/15/2031	8.500%	137,000	145,139
04/15/2032	7.000%	315,000	320,756
Level 3 Financing, Inc.(a)
01/15/2036	8.500%	247,000	265,438
02/15/2037	7.500%	91,000	93,451
Uniti Group LP/Fiber Holdings, Inc./CSL Capital LLC(a)
01/15/2030	6.000%	115,000	112,347
Uniti Group LP/Finance 2019, Inc./CSL Capital LLC(a)
06/15/2032	8.625%	195,000	203,757
Verizon Communications, Inc.
01/15/2036	5.000%	6,450,000	6,289,467
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	536,000	565,255
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Windstream Services LLC(a)
10/15/2033	7.500%	287,000	302,261
Total			10,100,430
Total Corporate Bonds & Notes (Cost $566,307,949)			564,189,916

Foreign Government Obligations(l) 5.6%

Angola 0.1%
Angolan Government International Bond(a)
05/08/2048	9.375%	2,832,000	2,719,058
Bahrain 0.1%
Bahrain Government International Bond(a)
02/03/2038	7.100%	1,777,000	1,726,267
Brazil 0.2%
Brazilian Government International Bond
01/12/2056	7.250%	4,719,000	4,737,313
Chile 0.1%
Corp Nacional del Cobre de Chile(a)
01/30/2037	5.529%	4,247,000	4,179,832
Dominican Republic 0.5%
Dominican Republic International Bond(a)
01/30/2030	4.500%	11,381,000	10,982,232
01/30/2060	5.875%	4,252,000	3,754,989
Total			14,737,221
Egypt 0.1%
Egypt Government International Bond(a)
02/16/2061	7.500%	3,555,000	3,062,124
Guatemala 0.2%
Guatemala Government Bond(a)
08/15/2036	6.250%	6,130,000	6,390,803
Hungary 0.1%
Hungary Government International Bond(a)
09/22/2032	6.250%	2,590,000	2,739,839
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%	2,000,000	1,894,144
Indonesia 0.4%
Indonesia Government International Bond
07/28/2031	2.150%	1,585,000	1,388,911
02/11/2049	5.350%	861,000	823,592
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Perusahaan Penerbit SBSN Indonesia III(a)
06/06/2032	4.700%	1,054,000	1,042,843
11/15/2033	5.600%	290,000	296,341
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(a)
05/21/2048	6.150%	3,988,000	3,795,309
PT Pertamina Persero(a)
05/30/2044	6.450%	5,025,000	5,090,226
Total			12,437,222
Ivory Coast 0.1%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%	2,747,000	2,726,601
Mexico 1.0%
Comision Federal de Electricidad(a)
01/28/2034	6.045%	251,000	245,645
Mexico Government International Bond
03/22/2033	5.375%	3,085,000	3,022,210
05/07/2036	6.000%	3,376,000	3,371,971
02/09/2038	6.125%	4,813,000	4,725,472
Petroleos Mexicanos
09/21/2047	6.750%	5,000,000	4,274,854
02/12/2048	6.350%	6,535,000	5,368,581
01/23/2050	7.690%	6,556,000	6,113,715
Total			27,122,448
Mongolia 0.1%
Mongolia Government International Bond(a)
01/19/2028	8.650%	2,605,000	2,734,890
Nigeria 0.1%
Nigeria Government International Bond(a)
11/28/2047	7.625%	2,977,000	2,912,370
Oman 0.1%
Oman Government International Bond(a)
01/17/2048	6.750%	3,300,000	3,610,006
Pakistan 0.1%
Pakistan Government International Bond(a)
04/08/2031	7.375%	2,821,000	2,837,307
Paraguay 0.1%
Paraguay Government International Bond(a)
08/11/2044	6.100%	2,060,000	2,106,234
Peru 0.3%
Peruvian Government International Bond
03/30/2036	5.500%	9,004,000	9,100,982
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Romania 0.1%
Romanian Government International Bond(a)
02/10/2037	7.500%	2,394,000	2,586,397
Russian Federation 0.1%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%	2,740,000	2,342,771
Saudi Arabia 0.1%
Saudi Government International Bond(a)
02/02/2061	3.450%	4,084,000	2,582,451
South Africa 0.8%
Republic of South Africa Government International Bond
09/30/2049	5.750%	13,911,000	11,794,315
04/20/2052	7.300%	2,882,000	2,910,163
Republic of South Africa Government International Bond(a)
12/11/2055	7.250%	6,124,000	6,107,420
Total			20,811,898
Turkey 0.6%
Turkiye Government International Bond
02/12/2032	7.125%	13,518,000	13,849,504
01/14/2038	6.875%	1,876,000	1,841,739
Total			15,691,243
United Arab Emirates 0.1%
DP World Ltd.(a)
09/25/2048	5.625%	2,982,000	2,757,961
Total Foreign Government Obligations (Cost $155,812,756)			154,547,382

Joint Ventures(m) 0.9%
Value ($)
Itasca Park LLC(b),(n),(o),(p)	14,428,194
Itasca Park LLC - Unfunded(b),(n),(o),(p)	8,759,000
Total Joint Ventures (Cost $23,050,000)	23,187,194

Residential Mortgage-Backed Securities - Agency 39.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS(c),(q)
CMO Series 2022-27 Class SJ
-1.0 x 30-day Average SOFR + 6.100% Cap 6.100% 06/25/2052	2.472%	25,254,816	2,241,782
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-46 Class SC
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	2.258%	34,108,942	3,412,835
CMO Series 2023-57 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 02/25/2050	2.258%	40,240,946	4,720,335
CMO Series 2023-65 Class S
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/25/2050	2.258%	17,325,030	1,840,667
CMO Series 2026-36 Class SN
-1.0 x 30-day Average SOFR + 5.600% Cap 5.600% 05/25/2056	1.972%	35,675,043	2,767,292
Fannie Mae REMICS(c)
CMO Series 2022-60A Class FA
30-day Average SOFR + 0.700% Floor 0.700%, Cap 6.000% 09/25/2052	4.328%	19,133,356	18,966,241
CMO Series 2025-10 Class FB
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 02/25/2055	4.478%	9,744,565	9,703,828
CMO Series 2025-15 Class ME
30-day Average SOFR + 3.300% Floor 3.300%, Cap 7.800% 04/25/2055	6.928%	11,566,923	11,706,287
CMO Series 2025-6 Class LF
30-day Average SOFR + 1.800% Floor 1.800%, Cap 6.000% 02/25/2055	5.428%	13,412,243	13,586,724
CMO Series 2025-86 Class FH
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 09/25/2055	4.478%	26,555,848	26,513,974
Federal Home Loan Mortgage Corp.(r)
08/01/2045	3.500%	9,229,361	8,606,951
Federal Home Loan Mortgage Corp.
10/01/2045	4.000%	4,067,653	3,867,009
12/01/2051- 03/01/2052	2.500%	32,888,058	28,155,103
05/01/2052	3.000%	20,960,439	18,494,733
09/01/2052- 10/01/2053	5.000%	38,233,389	38,125,393
02/01/2053	4.500%	18,923,264	18,320,524
12/01/2053	5.500%	19,556,718	19,886,401
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12/01/2053	6.000%	19,101,581	19,887,737
Series 2024
08/01/2054	5.500%	20,812,468	21,180,304
Federal Home Loan Mortgage Corp.(c),(q)
CMO Series 3922 Class SH
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 09/15/2041	2.193%	190,282	13,458
CMO Series 4097 Class ST
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2042	2.343%	700,361	77,283
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	1.972%	579,117	61,096
CMO Series 4831 Class SD
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/15/2048	2.493%	5,269,645	519,531
CMO Series 4903 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/25/2049	2.308%	16,181,487	1,499,378
CMO Series 4979 Class KS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2048	2.308%	8,226,596	922,385
CMO STRIPS Series 2012-278 Class S1
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2042	2.343%	1,295,548	110,843
CMO STRIPS Series 309 Class S4
-1.0 x 30-day Average SOFR + 5.856% Cap 5.970% 08/15/2043	2.263%	694,342	61,549
Federal Home Loan Mortgage Corp.(q)
CMO Series 4176 Class BI
03/15/2043	3.500%	647,008	72,410
Federal Home Loan Mortgage Corp. REMICS(c),(q)
CMO Series 4937 Class YS
-1.0 x 30-day Average SOFR + 6.336% Cap 6.450% 11/15/2041	2.743%	17,046,100	1,908,764
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5345 Class SE
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2048	2.293%	24,566,982	2,301,641
CMO Series 5386 Class SB
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 12/15/2041	2.293%	15,586,659	1,386,008
Federal National Mortgage Association
02/01/2027- 04/01/2052	3.000%	81,964,032	72,797,097
08/01/2043- 05/01/2052	3.500%	58,362,008	53,535,859
05/01/2044- 08/01/2052	4.000%	88,377,441	83,674,147
09/01/2053	5.000%	12,577,544	12,542,844
10/01/2053	5.500%	19,264,832	19,589,588
CMO Series 2017-72 Class B
09/25/2047	3.000%	7,852,530	7,261,521
Federal National Mortgage Association(r)
10/01/2051	2.500%	17,367,159	14,601,072
05/01/2052	3.500%	29,751,602	27,372,421
Federal National Mortgage Association(c),(q)
CMO Series 2013-101 Class CS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 10/25/2043	2.158%	1,301,884	114,647
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	2.408%	1,790,389	190,799
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2046	2.258%	932,661	92,636
CMO Series 2016-53 Class KS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	2.258%	6,402,462	677,148
CMO Series 2016-57 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	2.258%	14,134,443	1,375,558
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-109 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2048	2.408%	6,782,620	711,890
CMO Series 2017-20 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 04/25/2047	2.358%	6,447,930	703,735
CMO Series 2017-54 Class NS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	2.408%	6,068,869	734,987
CMO Series 2017-54 Class SN
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	2.408%	11,852,056	1,391,140
CMO Series 2018-66 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	2.458%	7,664,128	847,861
CMO Series 2018-67 MS Class MS
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	2.458%	6,055,843	691,222
CMO Series 2018-74 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 10/25/2048	2.408%	9,938,543	951,574
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	2.308%	21,782,972	2,048,218
CMO Series 2019-60 Class SH
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 10/25/2049	2.308%	16,665,768	1,678,696
CMO Series 2019-67 Class SE
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 11/25/2049	2.308%	12,582,701	1,463,484
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(q)
CMO Series 2021-3 Class TI
02/25/2051	2.500%	47,452,081	8,060,500
Federal National Mortgage Association REMICS(c),(q)
CMO Series 2019-25 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2049	2.308%	19,555,407	1,948,182
Freddie Mac REMICS(q)
CMO Series 5152 Class XI
11/25/2050	2.500%	47,725,329	6,513,481
CMO Series 5287 Class NI
05/25/2051	3.500%	23,051,507	4,549,876
Freddie Mac REMICS(c),(q)
CMO Series 5326 Class SE
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 08/25/2053	2.322%	17,845,999	1,291,620
CMO Series 5362 Class S
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 05/15/2049	2.343%	21,807,448	2,289,099
Freddie Mac REMICS(c)
CMO Series 5460 Class FN
30-day Average SOFR + 1.100% Floor 1.100%, Cap 6.500% 10/25/2054	4.728%	20,196,926	20,259,267
CMO Series 5462 Class FA
30-day Average SOFR + 1.100% Floor 1.100%, Cap 6.500% 10/25/2054	4.728%	18,259,420	18,297,305
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	7.578%	12,091,403	12,263,758
CMO Series 5513 Class MU
30-day Average SOFR + 3.950% Cap 8.250% 11/25/2054	7.578%	13,802,239	14,125,980
CMO Series 5518 Class FC
30-day Average SOFR + 1.320% Floor 1.320%, Cap 6.500% 03/25/2055	4.948%	11,886,195	11,987,016
CMO Series 5542 Class F
30-day Average SOFR + 4.300% 05/25/2055	7.928%	8,653,201	8,889,472
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5573 Class F
30-day Average SOFR + 1.000% Cap 8.550% 09/25/2055	7.928%	7,025,637	7,212,458
CMO Series 5668 Class FL
30-day Average SOFR + 1.450% Floor 1.450%, Cap 6.000% 06/25/2056	5.078%	24,732,178	24,952,421
Government National Mortgage Association
04/20/2048	4.500%	5,614,645	5,502,059
08/20/2053	6.000%	9,814,163	10,318,276
Government National Mortgage Association(q)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	2,011,126	180,759
CMO Series 2020-175 Class KI
11/20/2050	2.500%	43,611,482	6,453,745
CMO Series 2020-191 Class UG
12/20/2050	3.500%	24,387,880	3,971,500
CMO Series 2021-119 Class QI
07/20/2051	3.000%	24,788,932	4,049,143
CMO Series 2021-140 Class IJ
08/20/2051	3.000%	31,068,694	5,266,489
CMO Series 2021-16 Class KI
01/20/2051	2.500%	29,940,236	4,305,861
CMO Series 2021-179 Class IB
09/20/2051	3.000%	30,363,175	5,462,772
Government National Mortgage Association(c),(q)
CMO Series 2017-130 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	2.447%	7,795,491	850,878
CMO Series 2017-149 Class BS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2047	2.447%	9,341,162	1,179,488
CMO Series 2017-163 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	2.447%	4,061,806	456,711
CMO Series 2017-37 Class SB
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 03/20/2047	2.397%	5,587,558	717,645
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-103 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	2.447%	5,300,992	581,730
CMO Series 2018-112 Class LS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	2.447%	6,598,050	723,933
CMO Series 2018-125 Class SK
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 09/20/2048	2.497%	8,817,953	819,159
CMO Series 2018-134 Class KS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2048	2.447%	7,036,253	700,340
CMO Series 2018-139 Class SC
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	2.397%	4,868,530	508,807
CMO Series 2018-148 Class SB
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 01/20/2048	2.447%	13,394,382	1,703,291
CMO Series 2018-151 Class SA
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	2.397%	11,194,611	1,201,814
CMO Series 2018-89 Class MS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2048	2.447%	6,676,899	784,731
CMO Series 2018-91 Class DS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	2.447%	7,295,711	703,536
CMO Series 2018-97 Class SM
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	2.447%	7,131,794	662,820
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-20 Class JS
-1.0 x 1-month Term SOFR + 5.886% Cap 6.000% 02/20/2049	2.247%	11,007,192	1,112,514
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 01/20/2049	2.397%	7,724,984	766,101
CMO Series 2019-56 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2049	2.397%	8,145,382	852,933
CMO Series 2019-59 Class KS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2049	2.297%	8,292,499	873,542
CMO Series 2019-85 Class SC
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	2.397%	7,323,829	593,054
CMO Series 2019-90 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	2.397%	10,679,126	1,316,676
CMO Series 2019-99 Class SJ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	2.297%	22,789,415	2,311,421
CMO Series 2020-188 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 12/20/2050	2.547%	13,899,565	1,807,631
CMO Series 2020-21 Class VS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 02/20/2050	2.297%	5,801,413	682,199
CMO Series 2020-61 Class SW
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	2.297%	21,923,261	2,304,249
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-62 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2050	2.397%	8,466,370	918,814
CMO Series 2022-18 Class SL
-1.0 x 30-day Average SOFR + 6.300% Cap 6.300% 01/20/2052	2.691%	23,786,779	3,333,215
CMO Series 2022-190 Class ES
-1.0 x 1-month Term SOFR + 6.050% Cap 6.050% 10/20/2049	2.297%	20,988,058	1,827,285
CMO Series 2022-207 Class SC
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2050	2.347%	34,907,119	3,721,598
CMO Series 2022-63 Class GS
-1.0 x 30-day Average SOFR + 5.500% Cap 5.500% 04/20/2052	1.891%	21,099,718	1,900,559
CMO Series 2022-81 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	2.447%	18,772,490	1,928,611
CMO Series 2023-101 Class SE
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 07/20/2053	2.391%	17,334,872	926,968
CMO Series 2023-132 Class SB
-1.0 x 30-day Average SOFR + 6.500% Cap 6.500% 09/20/2053	2.891%	38,276,694	3,181,995
CMO Series 2023-141 Class SN
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/20/2049	2.297%	32,605,807	3,421,709
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	2.297%	33,389,287	3,146,750
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-66 Class AS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 09/20/2049	2.347%	30,078,775	3,229,375
CMO Series 2024-125 Class SW
30-day Average SOFR + 6.050% Cap 6.050% 08/20/2054	2.441%	35,253,545	2,849,008
CMO Series 2024-30 Class XH
-1.0 x 30-day Average SOFR + 5.850% Cap 5.850% 02/20/2054	2.241%	32,884,225	2,420,891
CMO Series 2024-51 Class SA
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 03/20/2054	2.391%	28,263,837	2,297,864
CMO Series 2024-59 Class JS
30-day Average SOFR + 7.150% Cap 7.150% 04/20/2054	3.541%	42,692,250	4,159,643
CMO Series 2024-59 Class SW
-1.0 x 30-day Average SOFR + 5.450% Cap 5.450% 04/20/2054	1.841%	27,576,549	1,672,008
CMO Series 2024-64 Class KS
-1.0 x 30-day Average SOFR + 5.450% Cap 5.450% 04/20/2054	1.841%	61,166,840	4,217,918
CMO Series 2024-79 Class SC
-1.0 x 30-day Average SOFR + 5.350% Cap 5.350% 05/20/2054	1.741%	56,175,952	2,692,665
CMO Series 2024-92 Class DS
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 05/20/2054	2.341%	21,052,422	1,613,719
CMO Series 2025-150 Class MS
-1.0 x 30-day Average SOFR + 4.350% Cap 4.350% 09/20/2055	0.741%	164,289,874	3,878,670
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(c)
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	7.609%	11,123,339	11,128,910
CMO Series 2026-106 Class M
30-day Average SOFR + 2.910% Floor 2.910%, Cap 7.110% 06/20/2056	6.510%	5,000,000	4,937,500
Government National Mortgage Association TBA(f)
07/20/2056	4.500%	14,000,000	13,444,896
07/20/2056	5.000%	22,000,000	21,687,651
Uniform Mortgage-Backed Security TBA(f)
07/16/2041	3.000%	66,000,000	62,353,687
07/16/2041	3.500%	8,000,000	7,621,293
07/13/2056	4.000%	8,000,000	7,476,231
07/13/2056	4.500%	45,000,000	43,105,078
07/13/2056	5.500%	11,250,000	11,285,946
07/13/2056	6.000%	43,000,000	43,956,699
Total Residential Mortgage-Backed Securities - Agency (Cost $1,116,239,588)			1,078,670,008

Residential Mortgage-Backed Securities - Non-Agency 15.0%

A&D Mortgage Trust(a),(j)
CMO Series 2024-NQM1 Class A1
02/25/2069	6.195%	3,347,723	3,352,804
CMO Series 2025-NQM3 Class A1
08/25/2070	5.374%	11,097,832	11,107,322
CMO Series 2025-NQM4 Class A1
10/25/2070	5.225%	11,192,225	11,176,994
A&D Mortgage Trust(a),(h)
CMO Series 2026-NQM1 Class A1
02/25/2071	4.912%	9,675,925	9,564,556
ACRA(a),(h)
CMO Series 2026-NQM1 Class A1
06/25/2066	5.573%	8,000,000	7,996,837
AlphaFlow Transitional Mortgage Trust(a)
CMO Series 2021-WL1 Class A1
01/25/2026	3.280%	623,033	464,662
Angel Oak Mortgage Trust(a),(h)
CMO Series 2020-R1 Class M1
04/25/2053	2.781%	3,918,000	3,689,472
Angel Oak Mortgage Trust(a),(j)
CMO Series 2025-8 Class A1
07/25/2070	5.410%	6,863,894	6,873,090
Arroyo Mortgage Trust(a),(h)
CMO Series 2019-2 Class A3
04/25/2049	3.800%	832,874	822,990
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BRAVO Residential Funding Trust(a),(h)
CMO Series 2026-NMR1 Class A1
08/25/2062	5.395%	13,184,089	13,120,155
CHNGE Mortgage Trust(a),(h)
CMO Series 2022-2 Class A1
03/25/2067	3.757%	9,557,955	9,469,251
CHNGE Mortgage Trust(a),(j)
CMO Series 2023-3 Class A1
07/25/2058	7.100%	4,108,453	4,103,535
CIM Trust(a),(j)
CMO Series 2026-NR1 Class A1
07/25/2065	5.000%	14,752,789	14,351,420
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B3
01/25/2053	4.250%	1,230,021	1,197,683
COLT Mortgage Loan Trust(a),(h)
CMO Series 2021-3 Class A1
09/27/2066	0.956%	7,070,310	5,877,813
CMO Series 2021-3 Class A2
09/27/2066	1.162%	2,926,896	2,446,221
CMO Series 2021-5 Class A3
11/26/2066	2.807%	8,381,000	6,619,888
COLT Mortgage Loan Trust(a),(j)
CMO Series 2024-7 Class A1
12/26/2069	5.538%	4,769,217	4,782,463
Cross Mortgage Trust(a),(h)
CMO Series 2024-H7 Class A1
11/25/2069	5.585%	7,482,197	7,497,438
CMO Series 2025-H5 Class A1
07/25/2070	5.509%	4,177,534	4,186,233
CSMC Trust(a),(h)
CMO Series 2022-NQM5 Class M1
05/25/2067	5.169%	6,477,700	6,455,594
Deephaven Residential Mortgage Trust(a),(h)
CMO Series 2021-4 Class A3
11/25/2066	2.239%	4,395,436	3,967,318
EASY(a),(j)
CMO Series 2025-RTL1 Class A1
05/25/2040	6.456%	8,250,000	8,300,979
EFMT(a),(h)
CMO Series 2026-NQM5 Class A1
06/25/2071	5.558%	8,621,849	8,636,115
Ellington Financial Mortgage Trust(a),(h)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	5,761,000	5,546,890
FIGRE Trust(a),(h)
CMO Series 2023-HE3 Class B
01/25/2042	6.971%	3,250,957	3,318,408
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Figure Line of Credit Trust(a),(h)
CMO Series 2020-1 Class A
09/25/2049	4.040%	815,668	787,717
Freddie Mac STACR REMIC Trust(a),(c)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	5.278%	1,031,530	1,034,507
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	8.378%	10,256,000	11,374,227
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	5.778%	790,749	792,251
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(c)
CMO Series 2020-CS01 Class B1
30-day Average SOFR + 0.114% 04/25/2033	4.454%	6,225,488	6,059,851
GCAT Trust(a),(h)
CMO Series 2019-NQM3 Class A3
11/25/2059	3.043%	1,159,876	1,145,355
CMO Series 2021-CM1 Class A1
04/25/2065	2.469%	3,794,391	3,663,052
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	2,252,458	2,141,794
CMO Series 2021-NQM6 Class A2
08/25/2066	2.710%	5,000,000	4,284,053
CMO Series 2021-NQM6 Class A3
08/25/2066	2.810%	8,003,000	6,580,679
CMO Series 2025-NQM5 Class A1
08/25/2070	4.981%	14,213,158	14,081,452
GCAT Trust(a),(j)
CMO Series 2025-NQM3 Class A1
05/25/2070	5.550%	5,354,387	5,364,940
GITSIT Mortgage Loan Trust(a),(j)
CMO Series 2025-NPL1 Class A1
02/25/2055	6.276%	1,207,035	1,207,549
GS Mortgage-Backed Securities Corp. Trust(a),(j)
CMO Series 2025-NQM6 Class A1
11/25/2029	5.021%	7,952,175	7,884,380
GS Mortgage-Backed Securities Trust(a),(j)
CMO Series 2025-NQM4 Class A1
10/25/2065	5.006%	7,973,122	7,919,577
HOMES Trust(a),(j)
CMO Series 2025-AFC2 Class AIA
06/25/2060	5.471%	3,588,799	3,592,481
HOMES Trust(a),(h)
CMO Series 2025-NQM4 Class A1
08/25/2070	5.220%	6,517,104	6,503,943
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HTAP Issuer Trust(a)
CMO Series 2024-2 Class A
04/25/2042	6.500%	6,279,078	6,248,346
CMO Series 2025-1 Class A
11/25/2042	6.500%	4,395,590	4,353,416
Imperial Fund Mortgage Trust(a),(h)
CMO Series 2021-NQM4 Class A2
01/25/2057	2.296%	3,148,714	2,804,103
MFA Trust(a),(h)
CMO Series 2020-NQM2 Class M1
04/25/2065	3.034%	10,000,000	9,692,616
CMO Series 2024-RPL1 Class A2
02/25/2066	4.250%	6,200,000	5,386,404
CMO Series 2026-INVR1 Class A1
12/25/2059	5.492%	12,140,989	12,072,027
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2021-GNT1 Class A
11/25/2026	3.474%	3,069,182	3,045,195
OBX Trust(a),(h)
CMO Series 2021-NQM3 Class A1
07/25/2061	1.054%	4,277,746	3,574,262
CMO Series 2025-NQM13 Class A1
05/25/2065	5.441%	9,926,112	9,942,386
OBX Trust(a),(j)
CMO Series 2024-NQM16 Class A1
10/25/2064	5.530%	4,096,379	4,105,716
PRKCM Trust(a),(h)
CMO Series 2021-AFC1 Class M1
08/25/2056	3.114%	6,966,000	5,150,569
PRPM Trust(a),(h)
CMO Series 2025-NQM3 Class A1
05/25/2070	5.606%	8,452,485	8,475,455
CMO Series 2025-NQM4 Class A1
07/25/2070	4.980%	5,884,776	5,838,788
RCO Trust(a),(j)
CMO Series 2025-PR1 Class A
02/25/2055	6.250%	6,137,467	6,041,108
RCO VIII Mortgage LLC(a),(j)
CMO Series 2025-3 Class A1
05/25/2030	6.435%	1,938,562	1,939,972
SAIF Securitization Trust(a),(j)
CMO Series 2025-CES1 Class A1
06/25/2065	5.406%	6,856,157	6,841,476
SG Residential Mortgage Trust(a),(h)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	4,846,858	4,782,385
Starwood Mortgage Residential Trust(a)
CMO Series 2020-INV1 Class M1
11/25/2055	2.501%	2,900,000	2,729,971
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Starwood Mortgage Residential Trust(a),(h)
CMO Series 2021-3 Class A1
06/25/2056	1.127%	2,037,872	1,763,896
CMO Series 2022-2 Class A1
02/25/2067	4.177%	2,697,135	2,603,957
Structured Agency Credit Risk(c)
Subordinated CMO Series 2020-CS02 Class B1
30-day Average SOFR + 0.114% 06/25/2033	4.465%	5,124,868	5,032,844
Toorak Mortgage Trust(a),(j)
CMO Series 2024-RRTL2 Class A1
09/25/2039	5.504%	12,375,000	12,385,352
Towd Point Mortgage Trust(a),(h)
CMO Series 2019-4 Class M1B
10/25/2059	3.000%	24,114,000	20,320,183
Unlock HEA Trust(a)
CMO Series 2023-1 Class A
10/25/2038	7.000%	7,272,228	7,263,761
Verus Securitization Trust(a),(h)
CMO Series 2021-5 Class A2
09/25/2066	1.218%	1,997,859	1,721,659
CMO Series 2021-5 Class A3
09/25/2066	1.373%	3,781,662	3,273,872
CMO Series 2021-5 Class M1
09/25/2066	2.331%	3,800,000	2,735,799
CMO Series 2021-7 Class A3
10/25/2066	2.240%	6,367,776	5,599,800
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $426,276,462)			415,069,257

Rights 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Wireless Telecommunication Services 0.0%
Altice Luxembourg France SA, CVR(a),(b),(o)	0	2
Total Communication Services		2
Total Rights (Cost $0)		2
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)

Senior Loans(s) 7.7%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
Goat Holdco LLC(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.500% 01/27/2032	6.144%	49,126	49,073
Karman Holdings, Inc.(c),(t)
Term Loan
3-month Term SOFR + 2.750% 04/01/2032	6.482%	482,430	483,941
Signature Aviation US Holdings, Inc.(c),(t)
Tranche B2 Term Loan
3-month Term SOFR + 2.500% Floor 0.500% 07/01/2031	6.160%	393,523	394,274
TransDigm, Inc.(c),(t)
Tranche J Term Loan
1-month Term SOFR + 2.500% 02/28/2031	6.144%	343,875	343,916
Tranche M Term Loan
1-month Term SOFR + 2.500% 08/19/2032	6.144%	2,020,058	2,020,300
Tranche N Term Loan
1-month Term SOFR + 2.500% 02/13/2033	6.144%	14,249	14,247
Total			3,305,751
Airlines 0.1%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(c),(t)
Term Loan
3-month Term SOFR + 2.250% 04/20/2028	5.925%	1,500,000	1,497,420
3-month Term SOFR + 2.750% 05/28/2032	6.425%	357,116	357,116
American Airlines, Inc.(c),(t)
Term Loan
3-month Term SOFR + 2.250% 06/04/2029	5.907%	343,000	336,775
3-month Term SOFR + 3.000% 05/20/2033	6.661%	90,955	89,743
Total			2,281,054
Automotive 0.1%
American Axle & Manufacturing, Inc.(c),(t)
Tranche B Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/13/2029	6.624%	198,958	199,123
Clarios Global LP(c),(t)
1st Lien Term Loan
1-month Term SOFR + 2.500% 01/28/2032	6.144%	1,813,109	1,813,109
Senior Loans(s) (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
First Brands Group LLC(g),(t)
1st Lien Term Loan
03/30/2027	0.000%	175,710	91
First Brands Group LLC(c),(t),(u)
Debtor in Possession Term Loan
1-month Term SOFR + 10.000% 06/29/2026	0.000%	69,993	10,237
First Brands Group LLC(c),(t)
Term Loan
1-month Term SOFR + 7.000% 06/29/2026	0.000%	201,677	67
Total			2,022,627
Brokerage/Asset Managers/Exchanges 0.5%
Aretec Group, Inc.(c),(t),(v)
Tranche B4 1st Lien Term Loan
1-month Term SOFR + 3.000% 08/09/2030	6.644%	1,240,790	1,234,710
Chicago US Midco III LP(c),(t),(v),(w)
Delayed Draw Term Loan
3-month Term SOFR + 2.500% 11/01/2032	2.500%	119,464	119,220
Chicago US Midco III LP(c),(t),(v)
Term Loan
1-month Term SOFR + 2.500% 11/01/2032	6.144%	802,383	798,758
Citadel Securities Global Holdings LLC(c),(t),(v)
Term Loan
3-month Term SOFR + 2.000% 06/30/2033		2,229,357	2,223,939
DRW Holdings LLC(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.500% 06/26/2031	7.144%	742,424	710,559
Focus Financial Partners LLC(c),(t)
Tranche C Term Loan
1-month Term SOFR + 2.500% 09/15/2031	6.144%	2,058,160	2,005,677
GIH Borrower LLC(c),(t),(v)
Term Loan
3-month Term SOFR + 2.500% 11/26/2031	6.232%	498,734	496,236
GTCR Everest Borrower LLC(c),(t),(v)
Term Loan
3-month Term SOFR + 2.500% 09/05/2031	6.232%	1,422,986	1,406,924
HighTower Holding LLC(c),(t)
Term Loan
3-month Term SOFR + 2.750% 02/03/2032	6.408%	65,928	65,361
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Senior Loans(s) (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Hudson River Trading LLC(c),(t),(v)
Tranche B2 Term Loan
1-month Term SOFR + 2.500% 03/18/2030	6.139%	1,342,453	1,325,416
Jefferies Finance LLC(c),(t)
Term Loan
1-month Term SOFR + 2.750% 10/21/2031	6.387%	935,385	933,121
Jump Financial LLC(c),(t),(v)
Tranche B1 Term Loan
3-month Term SOFR + 3.500% 02/26/2032	7.232%	261,129	260,108
June Purchaser LLC(c),(t),(v),(w)
Delayed Draw Term Loan
3-month Term SOFR + 2.750% 11/28/2031	2.750%	19,286	19,286
June Purchaser LLC(c),(t)
Term Loan
1-month Term SOFR + 2.750% 11/28/2031	6.394%	114,268	114,268
Osaic Holdings, Inc.(c),(t)
Tranche B1 Term Loan
3-month Term SOFR + 2.500% 07/30/2032	6.232%	213,165	210,127
PEX Holdings LLC(c),(t)
Term Loan
3-month Term SOFR + 2.750% 11/26/2031	6.482%	212,266	211,735
VFH Parent LLC(c),(t)
Tranche B2 Term Loan
1-month Term SOFR + 2.500% 06/21/2031	6.144%	1,447,294	1,446,570
Total			13,582,015
Building Materials 0.3%
Cornerstone Building Brands, Inc.(c),(t)
Tranche C Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 05/15/2031	8.164%	55,194	28,039
Covia Holdings LLC(c),(t)
Term Loan
3-month Term SOFR + 2.750% 02/26/2032	6.427%	347,368	345,343
DG Investment Intermediate Holdings 2, Inc.(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.250% 07/09/2032	6.894%	387,707	388,191
Senior Loans(s) (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Green Infrastructure Partners, Inc.(c),(t),(v)
Term Loan
3-month Term SOFR + 2.750% 09/24/2032	6.482%	1,423,134	1,413,856
Johnstone Supply LLC(c),(t)
Term Loan
1-month Term SOFR + 2.250% 06/09/2031	5.870%	419,725	419,113
LBM Acquisition LLC(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 06/06/2031	7.502%	342,120	285,201
Madison Safety & Flow LLC(c),(t)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 1.500% 09/26/2031	0.000%	455,052	455,125
Park River Holdings, Inc.(c),(t)
Term Loan
3-month Term SOFR + 4.500% 03/15/2031	8.192%	90,147	89,940
Quikrete Holdings, Inc.(c),(t)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.250% 04/14/2031	5.894%	341,273	340,847
Tranche B2 1st Lien Term Loan
1-month Term SOFR + 2.250% 03/19/2029	5.894%	99,239	99,247
Tranche B3 1st Lien Term Loan
1-month Term SOFR + 2.250% 02/10/2032	5.894%	1,745,581	1,743,399
QXO Building Products, Inc.(c),(t),(v)
Tranche B Term Loan
3-month Term SOFR + 2.000% 06/03/2033		262,332	261,603
Smyrna Ready Mix Concrete LLC(c),(t)
Term Loan
1-month Term SOFR + 3.000% 04/02/2029	6.644%	1,166,302	1,168,494
Specialty Building Products Holdings LLC(c),(t)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/16/2028	7.494%	116,619	104,981
White Cap Supply Holdings LLC(c),(t)
Tranche C Term Loan
1-month Term SOFR + 3.250% 10/19/2029	6.894%	248,111	247,533
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Senior Loans(s) (continued)
Borrower	Coupon Rate		Principal Amount ($)	Value ($)
White Cap Supply Holdings LLC(c),(t),(v)
Tranche D Term Loan
1-month Term SOFR + 3.500% 02/10/2033			1,250,000	1,244,137
Total				8,635,049
Cable and Satellite 0.1%
Iridium Communications, Inc.(c),(t),(v)
Tranche B4 Term Loan
1-month Term SOFR + 2.250% Floor 0.750% 09/20/2030	5.894%		1,000,000	1,003,743
Sunrise Financing Partnership(c),(t)
Tranche AAA Term Loan
6-month Term SOFR + 2.470% 02/15/2032	6.099%		906,604	893,494
Telesat Canada(c),(t)
Tranche B5 Term Loan
3-month Term SOFR + 2.750% 12/07/2026	6.677%		200,000	177,500
Total				2,074,737
Chemicals 0.4%
A-AP Buyer, Inc.(c),(t),(v)
Term Loan
3-month Term SOFR + 2.750% 09/09/2031	6.413%		902,348	904,225
Bond US Bidco 1, Inc.(c),(t),(v)
Tranche B Term Loan
3-month Term SOFR + 3.500% 05/06/2033			1,000,000	1,002,750
Chemours Co. (The)(c),(t)
Tranche B4 Term Loan
1-month Term SOFR + 3.500% 10/15/2032	7.144%		1,057,718	1,054,418
Ineos Finance PLC(c),(t),(v)
Term Loan
3-month Term SOFR + 2.750% 11/09/2028		EUR	424,928	453,561
Ineos Quattro Holdings UK Ltd.(c),(t)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/02/2029	7.994%		3,095,996	2,727,572
Ineos US Finance LLC(c),(t)
Term Loan
1-month Term SOFR + 3.250% 02/19/2030	6.894%		490,420	450,696
1-month Term SOFR + 3.000% 02/07/2031	6.644%		530,771	469,334
Senior Loans(s) (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Lummus Technology Holdings V LLC(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/31/2029	6.144%	195,865	193,033
Nouryon Finance BV(c),(t),(v)
Tranche B Term Loan
3-month Term SOFR + 3.500% 07/03/2033		216,729	216,549
Olympus Water US Holding Corp.(c),(t)
Tranche B6 Term Loan
3-month Term SOFR + 3.000% 06/20/2031	6.732%	466,151	465,047
Qnity Electronics, Inc.(c),(t)
Term Loan
3-month Term SOFR + 2.000% 11/01/2032	5.666%	767,442	768,233
USALCO LLC(c),(t),(v)
Term Loan
1-month Term SOFR + 3.500% 09/30/2031	7.144%	770,909	765,251
Windsor Holdings III LLC(c),(t),(v)
Tranche B Term Loan
1-month Term SOFR + 2.750% 08/01/2030	6.394%	1,477,408	1,475,561
Total			10,946,230
Construction Machinery 0.0%
Engineered Machinery Holdings, Inc.(c),(t),(v)
Term Loan
3-month Term SOFR + 3.250% 11/26/2032	6.982%	569,115	569,444
Consumer Cyclical Services 0.5%
Allied Universal Holdco LLC(c),(t)
Term Loan
1-month Term SOFR + 3.250% 08/20/2032	6.894%	397,000	396,948
AmSpec Parent LLC(c),(t)
Term Loan
1-month Term SOFR + 3.500% 12/22/2031	7.232%	148,530	148,604
Arches Buyer, Inc.(c),(t)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	6.994%	340,979	339,605
BCPE Empire Holdings, Inc.(c),(t),(v)
1st Lien Term Loan
1-month Term SOFR + 3.500% 12/29/2032	7.144%	1,475,752	1,436,293
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Senior Loans(s) (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
CHG Healthcare Services, Inc.(c),(t),(v)
1st Lien Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 09/29/2031	6.657%	1,494,380	1,489,555
Corporation Service Co.(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 11/02/2029	5.644%	936,973	931,352
Cushman & Wakefield US Borrower LLC(c),(t),(v)
Term Loan
1-month Term SOFR + 2.250% 06/03/2033	5.894%	1,150,000	1,147,125
Fleet Midco I Ltd.(c),(t)
Tranche B2 Term Loan
1-month Term SOFR + 2.750% 02/21/2031	6.394%	120,367	120,367
Frontdoor, Inc.(c),(t),(v)
Tranche B Term Loan
1-month Term SOFR + 2.250% 12/19/2031	5.894%	1,145,079	1,139,454
GAIA Purchaser, Inc.(c),(t),(v)
Tranche B Term Loan
3-month Term SOFR + 4.000% 06/25/2033		897,745	896,623
GBT US III LLC(c),(t)
Tranche B2 Term Loan
3-month Term SOFR + 2.000% 07/25/2031	5.667%	1,500,000	1,498,125
OMNIA Partners LLC(c),(t),(v)
Tranche B Term Loan
3-month Term SOFR + 2.750% 12/31/2032	6.417%	895,251	889,979
Prime Security Services Borrower LLC(c),(t)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.000% 10/13/2030	5.619%	1,919,294	1,905,379
Raven Acquisition Holdings LLC(c),(t),(v),(w)
Delayed Draw Term Loan
3-month Term SOFR + 3.000% 11/19/2031	3.000%	69,713	68,735
Raven Acquisition Holdings LLC(c),(t),(v)
Term Loan
1-month Term SOFR + 3.000% 11/19/2031	6.644%	963,776	945,686
Rosen International SARL(c),(t),(v)
Term Loan
3-month Term SOFR + 2.000% 03/26/2031	5.732%	742,690	742,190
Senior Loans(s) (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
WW International, Inc.(c),(t)
Term Loan
3-month Term SOFR + 6.800% 06/24/2030	10.528%	235,120	175,237
Total			14,271,257
Consumer Products 0.2%
Bombardier Recreational Products, Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.250% 01/22/2031	5.894%	1,089,412	1,088,017
Lavender Dutch BorrowCo BV(c),(t)
Tranche B Term Loan
3-month Term SOFR + 3.250% 12/30/2032	6.982%	1,636,304	1,617,896
Opal Holdco 4 SAS(c),(t),(v)
Tranche B6 Term Loan
3-month Term SOFR + 2.500% 04/23/2032	6.232%	1,661,771	1,659,544
Osmosis Buyer Ltd.(c),(t),(v)
Tranche B Term Loan
3-month Term SOFR + 2.500% 06/25/2033		129,765	129,619
Recess Holdings, Inc.(c),(t)
1st Lien Term Loan
3-month Term SOFR + 3.750% 02/20/2030	7.417%	107,491	107,296
SRAM LLC(c),(t)
Term Loan
1-month Term SOFR + 2.250% 02/27/2032	5.894%	399,874	399,206
Total			5,001,578
Diversified Manufacturing 0.5%
Columbus McKinnon Corp.(c),(t)
Term Loan
3-month Term SOFR + 3.500% 02/03/2033	7.232%	1,750,208	1,745,098
Compass Power Generation LLC(c),(t)
Tranche B5 Term Loan
1-month Term SOFR + 2.500% 04/16/2029	6.147%	51,594	51,552
CompoSecure Holdings LLC(c),(t)
Term Loan
3-month Term SOFR + 2.250% 01/14/2033	5.918%	1,070,832	1,063,721
Dynamo Midco BV(c),(t)
Tranche B1 Term Loan
1-month Term SOFR + 3.250% 09/30/2031	6.894%	58,955	55,959
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Senior Loans(s) (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
EMRLD Borrower LP(c),(t),(v)
Term Loan
3-month Term SOFR + 2.250% 05/31/2030	5.916%	1,324,340	1,322,565
Filtration Group Corp.(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.500% 10/21/2028	6.144%	838,099	838,099
Gates Corp.(c),(t)
Tranche B5 Term Loan
1-month Term SOFR + 1.750% 06/04/2031	5.394%	1,496,193	1,493,290
Madison IAQ LLC(c),(t),(v)
Term Loan
6-month Term SOFR + 1.750% 05/06/2032	5.470%	1,088,253	1,085,424
Resilience Parent LLC(c),(t),(v)
1st Lien Term Loan
3-month Term SOFR + 2.500% 02/28/2033	6.232%	1,406,638	1,403,262
Skyshield US Bidco Ltd.(c),(t),(v)
Tranche B Term Loan
3-month Term SOFR + 2.500% 06/02/2033		1,259,690	1,258,115
Tiger Acquisition LLC(c),(t)
Term Loan
1-month Term SOFR + 2.500% 08/23/2032	6.153%	283,260	283,909
TK Elevator Midco GmbH(c),(t)
Tranche B Term Loan
6-month Term SOFR + 2.750% 04/30/2030	6.377%	341,792	343,080
WEC US Holdings, Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.000% 01/27/2031	5.620%	1,576,922	1,575,108
Total			12,519,182
Electric 0.1%
Alpha Generation LLC(c),(t),(v)
Tranche B Term Loan
1-month Term SOFR + 1.750% 09/30/2031	5.394%	997,462	977,108
Astoria Project Partners LLC/Energy LLC(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.250% 06/23/2032	5.929%	265,852	265,703
Bayonne Energy Center LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 3.000% 10/01/2032	6.732%	190,863	191,394
Senior Loans(s) (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Carroll County Energy LLC(c),(t)
Term Loan
3-month Term SOFR + 2.750% 06/30/2031	6.482%	316,258	316,786
Clean Energy Future-Trumbull LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 3.000% 04/29/2033	6.732%	51,648	51,713
Constellation Renewables LLC(c),(t)
Term Loan
3-month Term SOFR + 2.000% Floor 1.000% 12/15/2027	5.666%	376,115	374,626
CPV Fairview LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 2.500% 08/14/2031	6.232%	65,578	65,576
CPV Three Rivers LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 2.750% 04/15/2033	6.482%	67,167	67,027
EFS Cogen Holdings I LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 2.500% 10/03/2031	6.232%	457,506	457,849
Hamilton Projects Acquiror LLC(c),(t)
Term Loan
1-month Term SOFR + 2.500% 05/30/2031	6.144%	136,726	137,029
Invenergy Thermal Operating I LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 2.750% 05/17/2032	0.000%	77,440	77,610
Tranche C Term Loan
3-month Term SOFR + 2.750% 05/17/2032	0.000%	5,037	5,048
Jackson Generation LLC(c),(t),(v)
Tranche B Term Loan
3-month Term SOFR + 2.750% 07/08/2033		141,296	141,296
Lackawanna Energy Center LLC(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.750% 08/05/2032	6.374%	139,771	139,859
New Frontera Holdings LLC(c),(t)
2nd Lien Term Loan
3-month Term SOFR + 1.500% Floor 1.000% 07/28/2028	5.494%	250,000	247,500
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Senior Loans(s) (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
South Field Energy LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/29/2031	6.732%	357,302	357,152
Tranche C Term Loan
3-month Term SOFR + 3.000% 08/29/2031	6.732%	23,421	23,411
West Deptford Energy Holdings LLC(c),(t)
Term Loan
1-month Term SOFR + 4.000% 07/24/2032	7.719%	76,184	75,803
Total			3,972,490
Environmental 0.1%
EnergySolutions LLC/Envirocare of Utah LLC(c),(t)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 09/20/2030	6.894%	141,208	141,296
GFL Environmental Services, Inc.(c),(t)
Term Loan
3-month Term SOFR + 2.500% 03/03/2032	6.156%	397,000	396,802
Northstar Group Services, Inc.(c),(t),(v)
Tranche B Term Loan
3-month Term SOFR + 4.750% Floor 0.500% 05/31/2030	8.413%	600,197	599,140
Reworld Holding Corp.(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.250% 01/15/2031	5.889%	88,196	88,054
Tranche B1 Term Loan
1-month Term SOFR + 2.250% 11/30/2028	5.902%	1,330,929	1,330,596
Tranche C Term Loan
1-month Term SOFR + 2.250% 01/15/2031	5.889%	14,332	14,309
Tidal Waste & Recycling Holdings LLC(c),(t)
Term Loan
3-month Term SOFR + 2.750% 10/24/2031	6.482%	356,990	356,620
Total			2,926,817
Finance Companies 0.0%
Neptune BidCo US, Inc.(c),(t)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 5.000% 02/03/2033	8.769%	374,979	371,540
Senior Loans(s) (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Orion Midco Ltd.(c),(t)
1st Lien Term Loan
3-month Term SOFR + 3.500% 10/08/2032	7.169%	444,500	444,402
Snacking Investments BidCo Pty Ltd.(c),(t)
Term Loan
3-month Term SOFR + 3.000% 10/29/2032	6.657%	410,280	411,052
Total			1,226,994
Food and Beverage 0.3%
Aramark Intermediate HoldCo Corp.(c),(t)
Tranche B9 Term Loan
1-month Term SOFR + 1.750% 04/06/2028	5.394%	350,000	350,728
Aspire Bakeries Holdings LLC(c),(t)
Term Loan
1-month Term SOFR + 3.000% 12/23/2030	6.644%	104,389	104,694
CHG PPC Parent LLC(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/08/2028	6.758%	320,141	320,240
Froneri International Ltd.(c),(t)
Tranche B6 1st Lien Term Loan
6-month Term SOFR + 2.500% 09/30/2032	6.127%	1,799,250	1,785,684
Golden State Foods LLC(c),(t)
Term Loan
3-month Term SOFR + 3.500% 12/04/2031	7.232%	327,941	328,079
Primo Brands Corp.(c),(t)
1st Lien Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 03/31/2031	6.482%	1,784,537	1,792,032
Red SPV LLC(c),(t)
Term Loan
1-month Term SOFR + 2.250% 03/15/2032	5.902%	1,548,197	1,547,547
Sazerac Co., Inc.(c),(t),(v)
Tranche B2 Term Loan
1-month Term SOFR + 2.000% 07/09/2032	5.630%	1,646,442	1,641,353
Treehouse Foods, Inc.(c),(t)
Term Loan
1-month Term SOFR + 4.250% 02/11/2033	7.894%	108,733	108,942
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Senior Loans(s) (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Utz Quality Foods LLC(c),(t)
1st Lien Term Loan
1-month Term SOFR + 2.500% 01/29/2032	6.144%	300,000	300,000
Total			8,279,299
Gaming 0.4%
Caesars Entertainment, Inc.(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 02/06/2030	5.894%	370,753	357,662
Tranche B1 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 02/06/2031	5.894%	396,954	380,457
ECL Entertainment LLC(c),(t)
Tranche B Term Loan
1-month Term SOFR + 3.000% 08/30/2030	6.644%	142,418	142,374
Entain PLC(c),(t)
Tranche B5 Term Loan
3-month Term SOFR + 2.250% 07/31/2032	5.982%	997,487	995,822
Tranche B6 Term Loan
3-month Term SOFR + 2.250% 10/31/2029	5.982%	392,659	391,897
Fertitta Entertainment LLC(c),(t),(v)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 01/27/2029	6.894%	1,244,812	1,240,150
Flutter Entertainment PLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 1.750% 11/30/2030	5.482%	341,250	337,752
Flutter Entertainment PLC(c),(t),(v)
Tranche B Term Loan
3-month Term SOFR + 2.000% 06/04/2032	5.732%	1,235,787	1,225,945
HRNI Holdings LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 12/11/2028	8.132%	295,312	286,175
Jack Ohio Finance LLC(c),(t)
Term Loan
1-month Term SOFR + 4.000% 02/02/2032	7.644%	307,365	302,678
Senior Loans(s) (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Light and Wonder International, Inc.(c),(t)
Tranche B3 Term Loan
1-month Term SOFR + 2.000% 04/16/2029	5.639%	1,496,250	1,496,250
Ontario Gaming GTA LP(c),(t)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 08/01/2030	7.982%	303,384	288,272
PCI Gaming Authority(c),(t),(v)
Tranche B Term Loan
1-month Term SOFR + 2.000% 07/18/2031	5.644%	748,092	744,913
Peninsula Pacific Entertainment Development LLC(c),(t)
Tranche B Term Loan
6-month Term SOFR + 4.750% 10/01/2032	8.596%	119,786	119,786
Pioneer Opco LLC(c),(t)
Tranche B Term Loan
1-month Term SOFR + 3.250% 05/16/2033	6.894%	192,571	193,156
Voyager Parent LLC(c),(t),(v)
Tranche B Term Loan
3-month Term SOFR + 4.250% 07/01/2032	7.982%	1,662,126	1,653,709
Total			10,156,998
Health Care 0.6%
ACP Tara Holdings, Inc.(c),(t),(v)
1st Lien Term Loan
3-month Term SOFR + 2.500% 12/15/2032	6.232%	1,392,259	1,388,007
Hologic, Inc.(c),(t)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 2.250% 04/07/2033	5.995%	1,499,864	1,466,432
Mamba Purchaser, Inc.(c),(t)
1st Lien Term Loan
1-month Term SOFR + 2.750% 10/14/2031	6.402%	413,882	413,819
McKesson Medical-Surgical Top Holdings, Inc.(c),(t),(v)
Tranche B Term Loan
3-month Term SOFR + 2.250% 06/03/2032	5.982%	1,674,799	1,667,684
Medline Borrower LP(c),(t)
Term Loan
1-month Term SOFR + 1.500% Floor 0.500% 05/30/2033	5.144%	1,939,403	1,926,448
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Senior Loans(s) (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Paradigm Parent LLC(c),(t)
Term Loan
3-month Term SOFR + 4.500% 04/16/2032	8.232%	248,125	212,241
Parexel International, Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.500% 12/12/2031	6.144%	2,074,491	2,074,491
Resonetics LLC(c),(t),(v)
1st Lien Term Loan
3-month Term SOFR + 2.750% 06/18/2031	6.419%	1,634,937	1,627,460
Southern Veterinary Partners LLC(c),(t)
1st Lien Term Loan
3-month Term SOFR + 2.500% 12/04/2031	6.156%	2,092,978	2,089,378
Star Parent, Inc.(c),(t),(v)
Tranche B Term Loan
3-month Term SOFR + 4.000% 09/27/2030	7.732%	1,842,125	1,843,599
Upstream Newco, Inc.(c),(t)
1st Lien Term Loan
3-month Term SOFR + 4.250% 11/20/2029	8.187%	153,265	143,763
US Fertility Enterprises LLC(c),(t),(v),(w)
Delayed Draw Term Loan
3-month Term SOFR + 1.750% 12/30/2032		45,079	45,145
US Fertility Enterprises LLC(c),(t),(v)
Term Loan
3-month Term SOFR + 3.250% 12/30/2032	6.902%	416,593	417,201
WS Audiology A/S(c),(t),(v)
Tranche B Term Loan
3-month Term SOFR + 3.250% 02/27/2032		277,149	277,288
WS Audiology A/S(c),(t)
Tranche B9 Term Loan
6-month Term SOFR + 3.250% 02/28/2029	6.919%	345,137	345,309
Total			15,938,265
Healthcare Insurance 0.0%
Alera Group, Inc.(c),(t)
1st Lien Term Loan
1-month Term SOFR + 2.750% 05/30/2032	6.394%	396,903	376,514
Senior Loans(s) (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 0.0%
Salas O’Brien, Inc.(c),(t),(v),(w)
Delayed Draw Term Loan
1-month Term SOFR + 2.750% 01/22/2033	6.394%	7,596	7,596
Salas O’Brien, Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.750% 01/31/2033	6.394%	58,869	58,869
Trilon Group LLC(c),(t),(v),(w)
Delayed Draw Term Loan
3-month Term SOFR + 1.000% 06/04/2033	1.000%	7,056	7,047
Trilon Group LLC(c),(t)
Term Loan
1-month Term SOFR + 3.500% 06/10/2033	7.124%	79,377	79,278
Total			152,790
Independent Energy 0.0%
Hilcorp Energy I LP(c),(t)
Term Loan
1-month Term SOFR + 1.750% 02/11/2030	5.389%	59,250	59,213
Leisure 0.1%
Alterra Mountain Co.(c),(t)
Tranche B8 Term Loan
1-month Term SOFR + 2.500% 05/31/2030	6.144%	76,712	76,553
Tranche B9 Term Loan
1-month Term SOFR + 2.500% 08/17/2028	6.144%	316,329	316,329
Arcis Golf LLC(c),(t)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 11/24/2028	6.394%	397,183	397,679
Bulldog Purchaser, Inc.(c),(t)
1st Lien Term Loan
3-month Term SOFR + 3.250% 02/04/2033	6.913%	349,537	349,683
Cinemark USA, Inc.(c),(t)
Term Loan
3-month Term SOFR + 2.000% 05/24/2030	5.644%	390,824	390,965
EOC Borrower LLC(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.750% 03/24/2032	6.394%	44,550	44,528
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Senior Loans(s) (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
TKO Worldwide Holdings LLC(c),(t)
Tranche B7 1st Lien Term Loan
3-month Term SOFR + 1.750% 11/21/2031	5.412%	1,787,004	1,780,303
Total			3,356,040
Life Insurance 0.0%
OneDigital Borrower LLC(c),(t),(v)
1st Lien Term Loan
1-month Term SOFR + 3.000% 07/02/2031	6.644%	1,172,408	1,121,262
Lodging 0.2%
Hilton Grand Vacations Borrower LLC(c),(t),(v)
Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 08/02/2028	5.644%	1,945,977	1,942,919
SGH2 LLC(c),(t),(v)
Term Loan
3-month Term SOFR + 4.500% 08/18/2032	8.232%	877,873	872,553
Travel + Leisure Co.(c),(t),(v)
Term Loan
1-month Term SOFR + 2.000% 12/14/2029	5.644%	1,203,988	1,198,462
TRQ Sales LLC(c),(t)
Term Loan
3-month Term SOFR + 3.250% 12/30/2032	6.982%	397,552	389,602
Total			4,403,536
Media and Entertainment 0.2%
Cengage Learning, Inc.(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.000% 03/24/2031	6.644%	246,262	243,423
Creative Artists Agency LLC(c),(t)
Term Loan
1-month Term SOFR + 2.500% 10/01/2031	6.144%	1,589,905	1,588,458
Discovery Global Holdings, Inc.(c),(t),(v)
Term Loan
1-month Term SOFR + 2.500% 05/27/2033	6.144%	1,471,154	1,463,326
NEP Group, Inc.(c),(t)
Term Loan
1-month Term SOFR + 4.500% 10/17/2031	8.144%	202,968	190,715
Senior Loans(s) (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Oak-Eagle Acquireco, Inc.(c),(t),(v)
Tranche B Term Loan
3-month Term SOFR + 3.500% 03/24/2033		2,377,850	2,382,963
Plano Holdco, Inc.(c),(t)
Term Loan
3-month Term SOFR + 3.500% 10/02/2031	7.232%	392,997	306,537
Univision Communications, Inc.(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/31/2029	7.008%	392,471	390,018
Total			6,565,440
Midstream 0.2%
AL GCX Holdings LLC(c),(t),(v)
Term Loan
1-month Term SOFR + 2.250% 12/17/2032	5.863%	1,605,636	1,605,058
CQP Holdco LP(c),(t)
Term Loan
3-month Term SOFR + 1.750% 12/31/2032	5.482%	2,095,640	2,082,165
GIP Pilot Acquisition Partners LP(c),(t)
Term Loan
3-month Term SOFR + 2.000% 05/19/2033	5.641%	340,954	340,528
ITT Holdings LLC(c),(t)
Term Loan
1-month Term SOFR + 1.975% 10/11/2030	5.619%	396,000	395,224
Pelican Pipeline LLC(c),(t)
Term Loan
3-month Term SOFR + 2.750% 03/25/2033	6.482%	104,206	104,206
Rockpoint Gas Storage Partners LP(c),(t)
Term Loan
3-month Term SOFR + 2.250% 09/18/2031	5.982%	147,750	147,681
WhiteWater DBR Holdco LLC(c),(t)
Tranche B1 Term Loan
3-month Term SOFR + 2.250% 03/03/2031	6.000%	305,927	306,844
Total			4,981,706
Natural Gas 0.0%
AL GCX Fund VIII Holdings LLC(c),(t)
Term Loan
1-month Term SOFR + 2.000% 01/30/2032	5.613%	24,031	24,001
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Senior Loans(s) (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Other Financial Institutions 0.3%
19th Holdings Golf LLC(c),(t)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/07/2029	6.964%	247,423	247,964
Acuren Delaware Holdco, Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.500% 07/30/2031	6.144%	219,486	219,440
Apex Group Treasury LLC(c),(t)
Term Loan
3-month Term SOFR + 3.500% 02/27/2032	7.153%	263,875	249,198
BCP VI Summit Holdings LP(c),(t)
Term Loan
1-month Term SOFR + 2.750% 01/30/2032	6.370%	65,466	65,595
Chrysaor Bidco SARL(c),(t)
Tranche B1 Term Loan
3-month Term SOFR + 3.000% 10/30/2031	6.669%	400,321	400,789
Citco Funding LLC(c),(t)
Term Loan
3-month Term SOFR + 2.000% 01/30/2033	5.663%	1,111,602	1,107,834
Emerald 2 Ltd.(c),(t)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 3.250% 01/12/2032	6.982%	115,996	116,286
EP Wealth Advisors LLC(c),(t)
Term Loan
3-month Term SOFR + 2.500% 10/18/2032	6.166%	399,000	398,669
Hunter Douglas Holding BV(c),(t)
Tranche B1 Term Loan
3-month Term SOFR + 3.000% 01/17/2032	6.732%	1,557,835	1,554,595
Kestra Advisor Services Holdings A, Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.750% 03/22/2031	6.394%	431,227	426,872
Mariner Wealth Advisers LLC(c),(t)
Term Loan
3-month Term SOFR + 2.250% 12/31/2030	5.982%	1,109,495	1,107,709
Mermaid Bidco, Inc.(c),(t)
Tranche B Term Loan
3-month Term SOFR + 3.250% 07/03/2031	6.908%	298,481	288,533
Senior Loans(s) (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
NTI Buyer LLC(c),(t),(v)
Term Loan
3-month Term SOFR + 4.250% 06/12/2033	7.897%	195,613	193,901
Trans Union LLC(c),(t)
Tranche B9 Term Loan
1-month Term SOFR + 1.750% 06/24/2031	5.394%	1,496,203	1,491,714
Total			7,869,099
Other Industry 0.3%
Artera Services LLC(c),(t)
Tranche C 1st Lien Term Loan
1-month Term SOFR + 4.500% 02/15/2031	8.144%	279,659	246,584
Bach Finance Ltd.(c),(t),(v)
1st Lien Term Loan
3-month Term SOFR + 2.250% Floor 0.500% 01/09/2032	5.916%	1,096,509	1,092,276
Belden, Inc.(c),(t),(v)
Term Loan
3-month Term SOFR + 2.250% 06/11/2033		1,153,380	1,153,380
Brand Industrial Services, Inc.(c),(t)
Tranche C Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/01/2030	8.163%	16,292	12,712
Catawba Nation Gaming Authority(c),(t)
Tranche B Term Loan
3-month Term SOFR + 4.750% 03/29/2032	8.413%	394,349	393,714
Chariot Buyer LLC(c),(t),(v)
1st Lien Term Loan
1-month Term SOFR + 3.000% 09/08/2032	6.644%	1,628,138	1,622,788
Dayforce Bidco LLC(c),(t)
Term Loan
3-month Term SOFR + 3.000% 02/04/2033	6.663%	786,980	715,058
LSF12 Helix Parent LLC(c),(t),(v)
Term Loan
1-month Term SOFR + 3.500% 02/10/2033	7.144%	1,498,230	1,468,805
MRP Buyer LLC(c),(t)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 06/04/2032		29,241	28,748
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Senior Loans(s) (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
MRP Buyer LLC(c),(t),(v)
Term Loan
3-month Term SOFR + 3.250% 06/04/2032	6.982%	1,229,006	1,232,643
Pinnacle Buyer LLC(c),(t),(v),(w)
Tranche B Delayed Draw Term Loan
3-month Term SOFR + 2.500% 10/01/2032	2.500%	68,548	68,634
Pinnacle Buyer LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 2.500% 10/01/2032	6.182%	355,560	356,005
WireCo WorldGroup, Inc.(c),(t)
Term Loan
3-month Term SOFR + 3.750% 11/13/2028	7.414%	247,462	246,618
Total			8,637,965
Other REIT 0.0%
OEG Borrower LLC(c),(t)
Term Loan
3-month Term SOFR + 3.500% 06/30/2031	7.168%	54,583	54,745
Packaging 0.2%
Charter Next Generation, Inc.(c),(t)
1st Lien Term Loan
1-month Term SOFR + 2.500% 11/29/2030	6.114%	292,268	292,186
Clydesdale Acquisition Holdings, Inc.(c),(t)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.175% Floor 0.500% 04/13/2029	6.819%	347,728	340,972
1-month Term SOFR + 3.250% 04/01/2032	6.894%	98,720	94,750
Graham Packaging Co., Inc.(c),(t),(v)
Term Loan
1-month Term SOFR + 2.250% 01/26/2033	5.894%	1,496,250	1,491,554
LC Ahab US Bidco LLC(c),(t)
Term Loan
1-month Term SOFR + 2.500% 05/01/2031	6.144%	151,717	151,338
Owens-Brockway Glass Container, Inc.(c),(t)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 09/30/2032	6.644%	396,463	392,622
Senior Loans(s) (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
ProAmpac PG Borrower LLC(c),(t),(v)
1st Lien Term Loan
3-month Term SOFR + 4.000% 03/07/2033	7.664%	1,532,979	1,497,425
Sword Purchaser LLC(c),(t)
Term Loan
1-month Term SOFR + 4.000% 04/09/2033	7.644%	176,075	171,481
Tosca Services LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 4.250% 11/30/2028	8.082%	676,259	633,026
Total			5,065,354
Paper 0.0%
Verde Purchaser LLC(c),(t)
Term Loan
3-month Term SOFR + 4.000% 11/30/2030	7.732%	196,500	185,421
Pharmaceuticals 0.2%
Alkermes, Inc.(c),(t)
Tranche B Term Loan
3-month Term SOFR + 2.750% 08/12/2031	6.482%	58,328	58,473
Amneal Pharmaceuticals LLC(c),(t),(v)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 08/01/2032	6.644%	1,379,721	1,380,140
Dechra Pharmaceuticals Holdings Ltd.(c),(t)
Tranche B3 Term Loan
6-month Term SOFR + 2.750% 01/27/2032	6.387%	396,380	396,812
Elanco Animal Health, Inc.(c),(t),(v)
Tranche B Term Loan
1-month Term SOFR + 1.750% 10/29/2032	5.370%	997,494	985,260
Grifols International Services Designated Activity Co.(c),(t)
Tranche B Term Loan
6-month Term SOFR + 2.500% 04/14/2033	6.187%	2,007,125	2,011,139
Total			4,831,824
Property & Casualty 0.3%
Alliant Holdings Intermediate LLC(c),(t)
Term Loan
1-month Term SOFR + 2.500% 09/19/2031	6.144%	555,039	547,096
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Senior Loans(s) (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
AmWINS Group, Inc.(c),(t)
Term Loan
3-month Term SOFR + 2.000% 01/30/2032	5.732%	1,793,936	1,752,585
Broadstreet Partners Group LLC(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.500% 06/13/2031	6.144%	443,387	426,694
CRC Insurance Group LLC(c),(t)
1st Lien Term Loan
3-month Term SOFR + 2.750% 05/06/2031	6.482%	263,642	257,117
HUB International Ltd.(c),(t)
Term Loan
3-month Term SOFR + 2.250% 06/20/2030	5.922%	1,637,420	1,634,734
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.(c),(t)
Term Loan
1-month Term SOFR + 2.500% 07/31/2031	6.144%	1,439,147	1,418,913
USI, Inc.(c),(t),(v)
Tranche D Term Loan
3-month Term SOFR + 2.250% 11/21/2029		1,394,439	1,383,612
Total			7,420,751
Restaurants 0.1%
Dave & Buster’s, Inc.(c),(t)
Tranche B Term Loan
3-month Term SOFR + 3.250% 11/01/2031	6.938%	217,499	175,692
Flynn Restaurant Group LP(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.750% 01/28/2032	7.394%	395,990	391,519
IRB Holding Corp.(c),(t),(v)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/15/2030	6.144%	1,293,911	1,293,781
Whatabrands LLC(c),(t),(v)
Tranche B Term Loan
1-month Term SOFR + 2.500% 08/03/2028	6.144%	1,208,584	1,203,712
Total			3,064,704
Retailers 0.2%
Beach Acquisition Bidco LLC(c),(t)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 09/12/2032	6.394%	298,502	299,675
Senior Loans(s) (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Belron Finance 2019 LLC(c),(t)
Term Loan
3-month Term SOFR + 2.000% 10/16/2031	5.657%	2,134,791	2,131,674
Great Outdoors Group LLC(c),(t)
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/23/2032	6.894%	389,969	390,944
Harbor Freight Tools USA, Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.250% 06/11/2031	5.894%	1,512,056	1,505,797
LS Group Opco Acquisition LLC/PropCo(c),(t)
Tranche B1 Term Loan
3-month Term SOFR + 2.500% 04/23/2031	6.166%	372,174	370,380
Mavis Tire Express Services Topco Corp.(c),(t)
1st Lien Term Loan
6-month Term SOFR + 3.000% 05/04/2028	6.669%	391,289	390,416
PetSmart LLC(c),(t)
Term Loan
1-month Term SOFR + 4.000% 08/18/2032	7.652%	442,625	441,704
Restoration Hardware, Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 10/20/2028	6.258%	296,883	288,665
Total			5,819,255
Technology 0.9%
Access CIG LLC(c),(t)
1st Lien Term Loan
1-month Term SOFR + 4.000% 08/19/2030	7.644%	363,357	320,662
Adeia, Inc.(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.500% 06/08/2028	6.144%	228,512	227,941
Ahead DB Holdings LLC(c),(t)
Tranche B5 1st Lien Term Loan
3-month Term SOFR + 2.500% Floor 0.750% 02/01/2031	6.232%	622,016	609,576
Applied Systems, Inc.(c),(t),(v)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 2.250% 02/24/2031	5.982%	1,343,365	1,310,676
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Senior Loans(s) (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ascend Learning LLC(c),(t),(v)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	6.644%	1,380,603	1,337,195
athenahealth Group, Inc.(c),(t)
Term Loan
1-month Term SOFR + 3.250% 02/14/2032	6.894%	342,982	339,038
Barracuda Parent LLC(c),(t)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	8.163%	104,560	70,622
BCPE Pequod Buyer, Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.750% 11/25/2031	6.394%	379,965	368,171
Boxer Parent Co., Inc.(c),(t)
Term Loan
3-month Term SOFR + 2.750% 07/30/2031	6.416%	337,953	303,455
Calabrio, Inc.(c),(t)
Term Loan
3-month Term SOFR + 4.000% 11/26/2032	7.666%	159,711	123,105
Central Parent LLC(c),(t)
1st Lien Term Loan
3-month Term SOFR + 3.250% 07/06/2029	6.982%	195,513	98,880
Cloud Software Group, Inc.(c),(t)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 08/13/2032	6.982%	236,348	203,765
Tranche B2 Term Loan
3-month Term SOFR + 3.250% 03/21/2031	6.982%	124,373	108,775
Cloudera, Inc.(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/08/2028	7.494%	341,094	263,007
Coherent Corp.(c),(t),(v)
Tranche B3 Term Loan
1-month Term SOFR + 1.750% 07/02/2029	5.394%	1,000,000	997,500
CoreLogic, Inc.(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 06/02/2028	7.258%	394,566	389,634
Senior Loans(s) (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cornerstone OnDemand, Inc.(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/16/2028	7.508%	395,857	250,379
Cotiviti, Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.750% 05/01/2031	6.370%	441,398	403,054
Darktrace Finco US LLC(c),(t)
1st Lien Term Loan
3-month Term SOFR + 3.250% 10/09/2031	6.927%	367,585	334,319
DS Admiral Bidco LLC(c),(t)
Term Loan
3-month Term SOFR + 4.250% 06/26/2031	7.982%	392,341	373,003
Ellucian Holdings, Inc.(c),(t)
1st Lien Term Loan
1-month Term SOFR + 2.500% 10/09/2029	6.144%	278,265	267,953
Flash Charm, Inc.(c),(t)
2nd Lien Term Loan
3-month Term SOFR + 6.750% Floor 0.750% 03/02/2029	10.563%	251,938	151,283
Fortress Intermediate 3, Inc.(c),(t),(v)
Tranche B Term Loan
1-month Term SOFR + 3.000% 06/27/2031	6.624%	1,398,217	1,380,231
Genesys Cloud Services Holdings I LLC(c),(t),(v)
Term Loan
1-month Term SOFR + 2.500% 01/30/2032	6.144%	1,631,151	1,559,331
Icon Parent I, Inc.(c),(t)
1st Lien Term Loan
3-month Term SOFR + 2.750% 11/13/2031	6.446%	289,134	269,907
IGT Holding IV AB(c),(t)
Tranche B7 Term Loan
3-month Term SOFR + 3.000% 09/01/2031	6.732%	369,174	360,177
Imprivata, Inc.(c),(t),(v)
Term Loan
3-month Term SOFR + 4.000% 12/03/2029		486,550	485,946
ION Platform Finance US, Inc.(c),(t)
Term Loan
3-month Term SOFR + 3.750% 10/07/2032	7.482%	358,561	254,399
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Senior Loans(s) (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
KnowBe4, Inc.(c),(t)
1st Lien Term Loan
3-month Term SOFR + 3.750% 07/23/2032	7.413%	139,079	107,786
McAfee Corp.(c),(t)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	6.644%	343,015	303,569
Mitchell International, Inc.(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 06/17/2031	6.644%	432,337	410,603
Nielsen Consumer, Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.250% 10/31/2030	5.894%	1,643,980	1,623,430
Peraton Corp.(c),(t)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	7.513%	246,682	222,014
Ping Identity Holding Corp.(c),(t)
Term Loan
1-month Term SOFR + 2.750% 11/15/2032	6.375%	221,836	215,736
PointClickCare Technologies, Inc.(c),(t),(v)
Term Loan
3-month Term SOFR + 2.750% 11/03/2031	6.413%	1,323,934	1,313,578
Project Boost Purchaser LLC(c),(t)
1st Lien Term Loan
3-month Term SOFR + 2.750% 07/16/2031	6.482%	308,335	299,751
Proofpoint, Inc.(c),(t),(v)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.000% 08/31/2028	6.732%	1,592,803	1,531,939
Sanmina Corp.(c),(t)
Tranche B1 Term Loan
1-month Term SOFR + 1.750% 10/27/2032	5.394%	129,062	129,224
Sovos Compliance LLC(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.250% 08/13/2029	6.894%	342,114	319,931
SS&C Technologies, Inc.(c),(t),(v)
Tranche B8 Term Loan
1-month Term SOFR + 2.000% 05/09/2031	5.644%	1,500,000	1,496,565
Senior Loans(s) (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Storable, Inc.(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.250% 04/16/2031	6.894%	254,212	226,038
UKG, Inc.(c),(t)
1st Lien Term Loan
3-month Term SOFR + 2.250% 02/10/2031	5.913%	2,171,673	2,040,634
Virtusa Corp.(c),(t)
Tranche B2 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 02/15/2029	6.903%	221,571	191,244
VS Buyer LLC(c),(t)
Term Loan
3-month Term SOFR + 2.250% 04/12/2031	5.913%	347,375	333,046
Xplor T1 LLC(c),(t)
Term Loan
3-month Term SOFR + 3.250% 12/01/2032	6.907%	238,836	217,938
Total			24,145,010
Tobacco 0.0%
Savor Acquisition, Inc.(c),(t),(v),(w)
Delayed Draw Term Loan
3-month Term SOFR + 3.000% 02/19/2032	3.000%	34,562	34,726
Savor Acquisition, Inc.(c),(t)
Term Loan
3-month Term SOFR + 3.000% 02/19/2032	6.663%	362,690	364,413
Total			399,139
Transportation Services 0.2%
Apple Bidco LLC(c),(t)
1st Lien Term Loan
1-month Term SOFR + 2.500% 09/23/2031	6.144%	1,638,399	1,639,120
Beacon Mobility Corp.(c),(t),(v),(w)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 08/06/2030	6.994%	48,471	48,486
Beacon Mobility Corp.(c),(t)
Term Loan
3-month Term SOFR + 2.750% 08/06/2030	6.482%	983,090	983,394
Construction Partners, Inc.(c),(t),(v)
Term Loan
1-month Term SOFR + 2.000% 11/03/2031	5.637%	1,144,846	1,138,632
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Senior Loans(s) (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
First Student Bidco, Inc.(c),(t)
Tranche B Term Loan
3-month Term SOFR + 2.250% 08/15/2030	5.982%	1,294,190	1,294,190
Student Transportation of America Holdings, Inc.(c),(t)
Delayed Draw Term Loan
1-month Term SOFR + 2.750% 06/24/2032	6.596%	85,578	85,814
Student Transportation of America Holdings, Inc.(c),(t),(v)
Tranche B Term Loan
3-month Term SOFR + 2.750% 06/24/2032	6.424%	762,020	764,116
Total			5,953,752
Wireless 0.0%
Crown Subsea Communications Holding, Inc.(c),(t)
Term Loan
1-month Term SOFR + 3.000% Floor 0.750% 01/30/2031	6.644%	1,096,500	1,099,241
Total Senior Loans (Cost $216,383,408)			213,296,549

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $4,760,398)	548,980

Money Market Funds 8.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.767%(n),(x)	235,560,060	235,418,724
Total Money Market Funds (Cost $235,453,270)		235,418,724
Total Investments in Securities (Cost: $3,122,873,083)		3,050,626,742
Other Assets & Liabilities, Net		(284,554,062)
Net Assets		2,766,072,680
At June 30, 2026, securities and/or cash totaling $35,385,063 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-BTP	118	09/2026	EUR	14,083,300	135,580	—
Euro-Bund	234	09/2026	EUR	29,797,560	234,287	—
Euro-Schatz	2,597	09/2026	EUR	275,178,120	562,961	—
U.S. Long Bond	1,662	09/2026	USD	188,637,000	5,244,941	—
U.S. Treasury 10-Year Note	2,439	09/2026	USD	268,023,234	1,563,250	—
U.S. Treasury Ultra 10-Year Note	20	09/2026	USD	2,249,375	14,328	—
U.S. Treasury Ultra Bond	1,156	09/2026	USD	134,276,625	3,339,327	—
Total					11,094,674	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(3,643)	09/2026	USD	(750,941,834)	455,100	—
U.S. Treasury 2-Year Note	(700)	09/2026	USD	(144,292,968)	—	(127,285)
U.S. Treasury 5-Year Note	(2,414)	09/2026	USD	(258,411,156)	5,041	—
Total					460,141	(127,285)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	60,000,000	60,000,000	3.50	12/01/2026	1,041,000	175,158
30-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	28,000,000	28,000,000	3.50	10/29/2026	757,400	50,241
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	50,000,000	50,000,000	3.40	09/08/2026	492,500	36,500
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	150,000,000	150,000,000	3.50	10/08/2026	1,380,000	287,070
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	112,959,875	112,959,875	3.10	07/09/2026	1,089,498	11
Total							4,760,398	548,980

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	5,000,000	550,435	(2,500)	634,020	—	—	(86,085)
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	9,000,000	990,782	(4,500)	2,053,394	—	—	(1,067,112)
CMBX North America Index, Series 12 BBB-	Citi	08/17/2061	3.000	Monthly	USD	7,800,000	1,570,011	(3,900)	1,960,060	—	—	(393,949)
CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	3,700,000	407,322	(1,850)	506,289	—	—	(100,817)
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	16,643,819	4,954,046	(8,322)	613,326	—	4,332,398	—
CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	3,700,000	407,322	(1,850)	111,934	—	293,538	—
CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	3,916,193	1,165,658	(1,958)	206,437	—	957,263	—
CMBX North America Index, Series 16 BBB-	Morgan Stanley	04/17/2065	3.000	Monthly	USD	7,750,000	1,492,666	(3,875)	1,676,988	—	—	(188,197)
Total							11,538,242	(28,755)	7,762,448	—	5,583,199	(1,836,160)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX Emerging Markets Index, Series 45	Morgan Stanley	06/20/2031	1.000	Quarterly	USD	52,000,000	(535,464)	—	—	—	(535,464)

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	6.677	USD	15,000,000	(2,286,817)	7,500	—	(2,190,192)	—	(89,125)
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	127.197	USD	9,790,482	(2,914,145)	4,895	—	(1,914,689)	—	(994,561)
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	127.197	USD	9,790,482	(2,914,145)	4,895	—	(1,483,183)	—	(1,426,067)
CMBX North America Index, Series 18 BBB-	Morgan Stanley	12/17/2057	3.000	Monthly	6.238	USD	5,000,000	(406,374)	2,500	—	(446,416)	42,542	—
CMBX North America Index, Series 18 BBB-	Morgan Stanley	12/17/2057	3.000	Monthly	6.238	USD	15,000,000	(1,219,122)	7,500	—	(1,246,007)	34,385	—
CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	45.748	USD	6,341,212	(1,776,586)	3,171	—	(1,173,375)	—	(600,040)
Total								(11,517,189)	30,461	—	(8,453,862)	76,927	(3,109,793)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2026, the total value of these securities amounted to $1,038,556,838, which represents 37.55% of total net assets.

(b)	Valuation based on significant unobservable inputs.
(c)	Variable rate security. The interest rate shown was the current rate as of June 30, 2026.
(d)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2026, the total value of these securities amounted to $13,956,607, which represents 0.50% of total net assets.

(e)
Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security, the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of June 30, 2026 and is not reflective of the cash flow payments.  The security is represented in shares.

(f)	Represents a security purchased on a when-issued basis.
(g)	Represents a security in default.
(h)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2026.

(i)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(j)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2026.

(k)	Perpetual security with no specified maturity date.
(l)	Principal and interest may not be guaranteed by a governmental entity.
(m)
The Fund’s committed equity ownership interest in the joint venture is 23% of the LLC, which is not held in the form of shares. Investments into the LLC will be called from the Fund over a commitment period ending December 31, 2026. Any unfunded commitments are indicated as such.

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(n)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.767%
	143,343,217	654,662,487	(562,550,090)	(36,890)	235,418,724	(15,376)	2,919,144	235,560,060
Itasca Park LLC
	4,975,665	9,220,000	—	232,529	14,428,194	—	—	—
Itasca Park LLC - Unfunded
	17,979,000	(9,220,000)	—	—	8,759,000	—	—	—
Total	166,297,882			195,639	258,605,918	(15,376)	2,919,144

(o)	Non-income producing investment.
(p)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At June 30, 2026, the total market value of these securities amounted to $23,187,194, which represents 0.84% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Itasca Park LLC	09/02/2025-03/23/2026	—	14,291,000	14,428,194
Itasca Park LLC - Unfunded	07/28/2025	—	8,759,000	8,759,000
			23,050,000	23,187,194

(q)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(r)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(s)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(t)
The stated interest rate represents the weighted average interest rate at June 30, 2026 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(u)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(v)	Represents a security purchased on a forward commitment basis.
(w)
At June 30, 2026, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Beacon Mobility Corp. Delayed Draw Term Loan 08/06/2030 6.994%	17,400
Chicago US Midco III LP Delayed Draw Term Loan 11/01/2032 2.500%	54,809
June Purchaser LLC Delayed Draw Term Loan 11/28/2031 2.750%	19,286
Pinnacle Buyer LLC Tranche B Delayed Draw Term Loan 10/01/2032 2.500%	68,548
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
Borrower	Unfunded Commitment ($)
Raven Acquisition Holdings LLC Delayed Draw Term Loan 11/19/2031 3.000%	19,241
Salas O’Brien, Inc. Delayed Draw Term Loan 01/22/2033 6.394%	4,748
Savor Acquisition, Inc. Delayed Draw Term Loan 02/19/2032 3.000%	34,562
Trilon Group LLC Delayed Draw Term Loan 06/04/2033 1.000%	7,056
US Fertility Enterprises LLC Delayed Draw Term Loan 12/30/2032	9,168

(x)	The rate shown is the seven-day current annualized yield at June 30, 2026.
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CVR	Contingent Value Rights
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
EUR	Euro
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Fair value measurements   (continued)
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Agency	—	59,972	—	59,972
Asset-Backed Securities - Non-Agency	—	298,408,717	30,256,607	328,665,324
Commercial Mortgage-Backed Securities - Non-Agency	—	36,973,434	—	36,973,434
Corporate Bonds & Notes	—	564,189,916	—	564,189,916
Foreign Government Obligations	—	154,547,382	—	154,547,382
Joint Ventures	—	—	23,187,194	23,187,194
Residential Mortgage-Backed Securities - Agency	—	1,078,670,008	—	1,078,670,008
Residential Mortgage-Backed Securities - Non-Agency	—	415,069,257	—	415,069,257
Rights
Communication Services	—	—	2	2
Total Rights	—	—	2	2
Senior Loans	—	213,296,549	—	213,296,549
Call Option Contracts Purchased	—	548,980	—	548,980
Money Market Funds	235,418,724	—	—	235,418,724
Total Investments in Securities	235,418,724	2,761,764,215	53,443,803	3,050,626,742
Investments in Derivatives
Asset
Futures Contracts	11,554,815	—	—	11,554,815
Swap Contracts	—	5,660,126	—	5,660,126
Liability
Futures Contracts	(127,285)	—	—	(127,285)
Swap Contracts	—	(5,481,417)	—	(5,481,417)
Total	246,846,254	2,761,942,924	53,443,803	3,062,232,981
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 12/31/2025 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 06/30/2026 ($)
Asset-Backed Securities - Non-Agency	16,300,000	-	-	433	13,956,174	-	-	-	30,256,607
Joint Ventures	22,954,665	-	-	232,529	-	-	-	-	23,187,194
Rights	7,581	-	7,152	(7,551)	-	(7,180)	-	-	2
Senior Loans	121,427	-	-	-	-	-	-	(121,427)	-
Total	39,383,673	-	7,152	225,411	13,956,174	(7,180)	-	(121,427)	53,443,803
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Fair value measurements   (continued)
(a) Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2026 was $225,411, which is comprised of Asset-Backed Securities - Non-Agency of $433, Joint Ventures of $232,529, and Rights of $(7,551).
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable, and observable market data to value these assets as of period end.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. The following table is a summary of valuation technique(s) used to value the Fund’s investments at June 30, 2026:
	Valuation Technique	Value ($)
Asset-Backed Securities - Non-Agency	Single Market Quotes from Broker	30,256,607
Joint Ventures	Market Approach	23,187,194
Rights
Communication Services	Single Market Quotes from Broker	2
Total		53,443,803
The following table provides quantitative information for Level 3 securities held by the Fund at June 30, 2026 that were valued based on unobservable inputs (these amounts exclude valuations provided by a Broker):
	Value ($)	Valuation Technique	Unobservable input	Range (weighted average)	Impact to Valuation from an increase in input
Joint Ventures	23,187,194	Market Approach	Price-to-Book Value Multiple	1.0x (no range; single point estimate)	Increase
The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,859,609,415)	$2,791,471,844
Affiliated issuers (cost $258,503,270)	258,605,918
Option contracts purchased (cost $4,760,398)	548,980
Cash	997,053
Foreign currency (cost $301)	301
Cash collateral held at broker for:
Swap contracts	2,160,000
Other(a)	526,000
Margin deposits on:
Swap contracts	1,511,308
Unrealized appreciation on swap contracts	5,660,126
Upfront payments on swap contracts	7,762,448
Receivable for:
Investments sold	1,456,074
Investments sold on a delayed delivery basis	78,876
Capital shares sold	52,799
Dividends	591,781
Interest	18,299,627
Foreign tax reclaims	7,100
Variation margin for futures contracts	1,002,260
Prepaid expenses	2,787
Total assets	3,090,735,282
Liabilities
Unrealized depreciation on swap contracts	4,945,953
Upfront receipts on swap contracts	8,453,862
Payable for:
Investments purchased	4,524,348
Investments purchased on a delayed delivery basis	302,089,333
Capital shares redeemed	978,654
Variation margin for futures contracts	2,720,458
Variation margin for swap contracts	16,144
Management services fees	36,590
Distribution and/or service fees	2,216
Service fees	30,587
Compensation of chief compliance officer	221
Compensation of board members	4,227
Other expenses	90,569
Deferred compensation of board members	769,440
Total liabilities	324,662,602
Net assets applicable to outstanding capital stock	$2,766,072,680
Represented by
Paid in capital	3,254,812,274
Total distributable earnings (loss)	(488,739,594)
Total - representing net assets applicable to outstanding capital stock	$2,766,072,680
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Statement of Assets and Liabilities (continued)
June 30, 2026 (Unaudited)
Class 1
Net assets	$2,254,356,737
Shares outstanding	259,206,620
Net asset value per share	$8.70
Class 2
Net assets	$132,168,899
Shares outstanding	15,292,057
Net asset value per share	$8.64
Class 3
Net assets	$379,547,044
Shares outstanding	43,607,235
Net asset value per share	$8.70

(a)	Includes collateral related to option contracts purchased and swap contracts.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Statement of Operations
Six Months Ended June 30, 2026 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$2,919,144
Interest	67,863,822
Interfund lending	5,249
Foreign taxes withheld	(37,164)
Total income	70,751,051
Expenses:
Management services fees	6,652,600
Distribution and/or service fees
Class 2	160,294
Class 3	240,896
Service fees	171,541
Custodian fees	30,742
Printing and postage fees	16,495
Accounting services fees	27,078
Legal fees	26,399
Interest on collateral	217,180
Compensation of chief compliance officer	219
Compensation of board members	20,204
Deferred compensation of board members	126,062
Other	22,177
Total expenses	7,711,887
Net investment income	63,039,164
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(3,730,846)
Investments — affiliated issuers	(15,376)
Foreign currency translations	(16,964)
Forward foreign currency exchange contracts	(70,077)
Futures contracts	(13,327,915)
Option contracts purchased	(5,205,910)
Option contracts written	451,806
Swap contracts	251,964
Net realized loss	(21,663,318)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(29,462,410)
Investments — affiliated issuers	195,639
Foreign currency translations	(41)
Forward sale commitments	(40,781)
Forward foreign currency exchange contracts	(30,426)
Futures contracts	16,167,829
Option contracts purchased	2,365,368
Option contracts written	(186,480)
Swap contracts	(619,946)
Net change in unrealized appreciation (depreciation)	(11,611,248)
Net realized and unrealized loss	(33,274,566)
Net increase in net assets resulting from operations	$29,764,598
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment income	$63,039,164	$128,013,800
Net realized loss	(21,663,318)	(11,809,198)
Net change in unrealized appreciation (depreciation)	(11,611,248)	128,341,015
Net increase in net assets resulting from operations	29,764,598	244,545,617
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(124,370,754)
Class 2	—	(6,256,200)
Class 3	—	(20,655,727)
Total distributions to shareholders	—	(151,282,681)
Decrease in net assets from capital stock activity	(92,831,164)	(75,032,212)
Total increase (decrease) in net assets	(63,066,566)	18,230,724
Net assets at beginning of period	2,829,139,246	2,810,908,522
Net assets at end of period	$2,766,072,680	$2,829,139,246

	Six Months Ended		Year Ended
	June 30, 2026 (Unaudited)		December 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	1,214,958	10,501,171	1,435,363	12,276,612
Distributions reinvested	—	—	14,966,396	124,370,754
Shares redeemed	(10,324,051)	(89,259,555)	(26,322,910)	(225,775,272)
Net decrease	(9,109,093)	(78,758,384)	(9,921,151)	(89,127,906)
Class 2
Shares sold	1,486,226	12,807,289	3,449,728	29,461,213
Distributions reinvested	—	—	756,493	6,256,200
Shares redeemed	(999,856)	(8,579,740)	(2,194,660)	(18,696,858)
Net increase	486,370	4,227,549	2,011,561	17,020,555
Class 3
Shares sold	391,213	3,388,856	1,037,744	8,872,887
Distributions reinvested	—	—	2,482,660	20,655,727
Shares redeemed	(2,509,807)	(21,689,185)	(3,786,532)	(32,453,475)
Net decrease	(2,118,594)	(18,300,329)	(266,128)	(2,924,861)
Total net decrease	(10,741,317)	(92,831,164)	(8,175,718)	(75,032,212)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$8.60	0.20	(0.10)	0.10	—	—	—
Year Ended 12/31/2025	$8.34	0.39	0.35	0.74	(0.48)	—	(0.48)
Year Ended 12/31/2024	$8.59	0.40	(0.23)	0.17	(0.42)	—	(0.42)
Year Ended 12/31/2023	$8.27	0.39	0.13	0.52	(0.20)	—	(0.20)
Year Ended 12/31/2022	$10.31	0.31	(2.05)	(1.74)	(0.29)	(0.01)	(0.30)
Year Ended 12/31/2021	$11.53	0.31	(0.32)	(0.01)	(0.38)	(0.83)	(1.21)
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$8.56	0.18	(0.10)	0.08	—	—	—
Year Ended 12/31/2025	$8.30	0.37	0.35	0.72	(0.46)	—	(0.46)
Year Ended 12/31/2024	$8.55	0.38	(0.23)	0.15	(0.40)	—	(0.40)
Year Ended 12/31/2023	$8.24	0.37	0.11	0.48	(0.17)	—	(0.17)
Year Ended 12/31/2022	$10.26	0.28	(2.03)	(1.75)	(0.26)	(0.01)	(0.27)
Year Ended 12/31/2021	$11.48	0.28	(0.32)	(0.04)	(0.35)	(0.83)	(1.18)
Class 3
Six Months Ended 6/30/2026 (Unaudited)	$8.62	0.19	(0.11)	0.08	—	—	—
Year Ended 12/31/2025	$8.35	0.38	0.36	0.74	(0.47)	—	(0.47)
Year Ended 12/31/2024	$8.60	0.39	(0.23)	0.16	(0.41)	—	(0.41)
Year Ended 12/31/2023	$8.28	0.38	0.13	0.51	(0.19)	—	(0.19)
Year Ended 12/31/2022	$10.32	0.30	(2.05)	(1.75)	(0.28)	(0.01)	(0.29)
Year Ended 12/31/2021	$11.54	0.30	(0.33)	(0.03)	(0.36)	(0.83)	(1.19)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	6/30/2026	12/31/2025	12/31/2024	12/31/2023	12/31/2022	12/31/2021
Class 1	0.02%	0.02%	0.02%	0.01%	0.01%	less than 0.01%
Class 2	0.02%	0.02%	0.02%	0.01%	0.01%	less than 0.01%
Class 3	0.02%	0.02%	0.02%	0.01%	0.01%	less than 0.01%
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$8.70	1.16%	0.53% (c)	0.53% (c)	4.58%	90%	$2,254,357
Year Ended 12/31/2025	$8.60	9.06%	0.53% (c)	0.53% (c)	4.58%	214%	$2,308,450
Year Ended 12/31/2024	$8.34	1.97%	0.52% (c)	0.52% (c)	4.70%	212%	$2,320,609
Year Ended 12/31/2023	$8.59	6.34%	0.51% (c)	0.51% (c)	4.74%	248%	$2,960,855
Year Ended 12/31/2022	$8.27	(17.06% )	0.50% (c)	0.50% (c)	3.41%	165%	$2,904,351
Year Ended 12/31/2021	$10.31	(0.24% )	0.49% (c)	0.49% (c)	2.81%	204%	$3,734,781
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$8.64	0.93%	0.78% (c)	0.78% (c)	4.34%	90%	$132,169
Year Ended 12/31/2025	$8.56	8.84%	0.78% (c)	0.78% (c)	4.33%	214%	$126,745
Year Ended 12/31/2024	$8.30	1.73%	0.77% (c)	0.77% (c)	4.44%	212%	$106,209
Year Ended 12/31/2023	$8.55	5.96%	0.76% (c)	0.76% (c)	4.52%	248%	$89,892
Year Ended 12/31/2022	$8.24	(17.20% )	0.75% (c)	0.75% (c)	3.17%	165%	$67,593
Year Ended 12/31/2021	$10.26	(0.49% )	0.74% (c)	0.74% (c)	2.56%	204%	$80,859
Class 3
Six Months Ended 6/30/2026 (Unaudited)	$8.70	0.93%	0.65% (c)	0.65% (c)	4.46%	90%	$379,547
Year Ended 12/31/2025	$8.62	9.04%	0.65% (c)	0.65% (c)	4.45%	214%	$393,944
Year Ended 12/31/2024	$8.35	1.85%	0.65% (c)	0.65% (c)	4.58%	212%	$384,090
Year Ended 12/31/2023	$8.60	6.19%	0.63% (c)	0.63% (c)	4.61%	248%	$401,573
Year Ended 12/31/2022	$8.28	(17.17% )	0.62% (c)	0.62% (c)	3.28%	165%	$399,928
Year Ended 12/31/2021	$10.32	(0.35% )	0.61% (c)	0.61% (c)	2.69%	204%	$543,892
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Notes to Financial Statements
June 30, 2026 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Intermediate Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.

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Notes to Financial Statements (continued)
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Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management
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Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
(hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

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Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing its investment objectives. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
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Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund may use options that are written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the option is exercised. Changes in the value of purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.

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Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the marked-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty provides some protection in the case of clearing member default. The central counterparty stands between the buyer and the seller of the swap contract; therefore, failure of the clearinghouse may pose additional counterparty credit risk. However, credit risk still exists in centrally cleared swaps to the extent initial and variation margin is held in an FCM’s customer account. While FCMs are required to segregate customer margin from their own assets, in the event that an FCM becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the FCM for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the FCM’s customers (including the Fund) by account class, potentially resulting in losses to the Fund. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to hedge or manage the risks associated with assets held in the Fund and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. These swaps are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the
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Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2026:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	5,660,126 *
Credit risk	Upfront payments on swap contracts	7,762,448
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	11,554,815 *
Interest rate risk	Investments, at value — Option contracts purchased	548,980
Total		25,526,369

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	5,481,417 *
Credit risk	Upfront receipts on swap contracts	8,453,862
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	127,285 *
Total		14,062,564

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

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Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	251,964	251,964
Foreign exchange risk	(70,077)	—	—	—	—	(70,077)
Interest rate risk	—	(13,327,915)	(5,205,910)	451,806	—	(18,082,019)
Total	(70,077)	(13,327,915)	(5,205,910)	451,806	251,964	(17,900,132)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	(619,946)	(619,946)
Foreign exchange risk	(30,426)	—	—	—	—	(30,426)
Interest rate risk	—	16,167,829	2,365,368	(186,480)	—	18,346,717
Total	(30,426)	16,167,829	2,365,368	(186,480)	(619,946)	17,696,345
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	1,086,367,198
Futures contracts — short	770,353,933
Credit default swap contracts — buy protection	84,072,060
Credit default swap contracts — sell protection	54,341,989

Derivative instrument	Average value ($)
Option contracts purchased	8,106,875
Option contracts written	(26,650)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	50,679	(64,551)
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for
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Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased on a delayed delivery basis. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

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Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Joint venture
Long Run Partners (LRP) and the Fund, along with certain other affiliated funds, are members of Itasca Park LLC, a joint venture formed as a Delaware limited liability company that is not consolidated by any member for financial reporting purposes. Investments into Itasca Park LLC will be called from the members over a commitment period to end on December 31, 2026 (Commitment Period). All portfolio and other material decisions regarding Itasca Park LLC must be submitted to Itasca Park LLC’s board of directors which is comprised of two LRP representatives and one representative for each of the affiliated investing funds. Because management of Itasca Park LLC is shared between LRP and the other members, the Fund does not believe it controls Itasca Park LLC for purposes of the Investment Company Act or otherwise. The Fund does not consider this non-consolidated investment as a significant subsidiary under Regulation S-X Rules 3-09 and 4-08(g).
The Fund has made a commitment of $23,050,000 to Itasca Park LLC of which $14,291,000 has been funded and $8,759,000 remains unfunded for the six months ended June 30, 2026.
Funded investments in non-consolidated joint ventures are stated at fair value. Unfunded investments are stated at cost with a corresponding liability for securities purchased on a delayed delivery basis. The Fund’s ownership interests are valued based on the Fund’s ownership interest in Itasca Park LLC and the fair value of the underlying loans and residential mortgages, using the same techniques as described within this Note. Any other factors, such as ownership percentage, ownership rights, buy/sell agreements, distribution provisions, and capital call obligations are also considered.
Distributions to the Fund are not expected during the Commitment Period. During the Commitment Period, all available cash will be used to aggregate additional loans. Upon completion of the Commitment Period, available cash will be distributed first based on pro rata equity ownership in Itasca Park LLC until all capital contributions have been returned then as income and gain distributions. Itasca Park LLC will return capital within 48 months of the completion of the Commitment Period with two, 12-month extension options.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of June 30, 2026:
	Citi (a)	Citi (a)	Goldman Sachs International	JPMorgan	Morgan Stanley(a)	Morgan Stanley(a)	Total
Assets
Call option contracts purchased	$498,728	-	-	-	50,252	-	548,980
OTC credit default swap contracts (b)	$-	4,647,474	506,289	5,351,196	2,917,615	-	13,422,574
Total assets	498,728	4,647,474	506,289	5,351,196	2,967,867	-	13,971,554
Liabilities
Centrally cleared credit default swap contracts (c)	$-	-	-	-	-	16,144	16,144
OTC credit default swap contracts (b)	$-	1,547,146	2,380,134	5,818,500	3,654,035	-	13,399,815
Total liabilities	-	1,547,146	2,380,134	5,818,500	3,654,035	16,144	13,415,959
Total financial and derivative net assets	498,728	3,100,328	(1,873,845)	(467,304)	(686,168)	(16,144)	555,595
Total collateral received (pledged) (d)	375,500	3,026,000	(1,730,000)	(430,000)	(526,000)	(16,144)	699,356
Net amount (e)	$123,228	74,328	(143,845)	(37,304)	(160,168)	-	(143,761)

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(c)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for
Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2026 was 0.48% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2026 was 0.01% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2026 through April 30, 2027 (%)	Voluntary expense cap May 1, 2026 through June 30, 2026 (%)	Contractual expense cap prior to May 1, 2026 (%)
Class 1	0.56	0.53	0.53
Class 2	0.81	0.78	0.78
Class 3	0.685	0.655	0.655
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
3,122,182,000	62,914,000	(123,554,000)	(60,640,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(205,315,780)	(382,088,832)	(587,404,612)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,606,065,441 and $2,706,496,243, respectively, for the six months ended June 30, 2026, of which $1,668,627,628 and $1,792,294,751, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	6,342,857	4.23	7
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate

Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At June 30, 2026, affiliated shareholders of record owned 99.3% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Intermediate Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Variable Portfolio – Intermediate Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
SAR7012_(08/26)

Columbia Variable Portfolio – Cornerstone Equity Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Cornerstone Equity Fund | 2026

Portfolio of Investments
June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.5%
Issuer	Shares	Value ($)
Communication Services 8.7%
Diversified Telecommunication Services 1.1%
AT&T, Inc.	1,725,785	35,723,749
Interactive Media & Services 7.6%
Alphabet, Inc., Class C	487,530	172,258,975
Meta Platforms, Inc., Class A	141,566	79,742,712
Total		252,001,687
Total Communication Services		287,725,436
Consumer Discretionary 8.3%
Automobiles 1.3%
General Motors Co.	552,696	42,601,808
Broadline Retail 3.1%
Amazon.com, Inc.(a)	437,648	104,309,024
Hotels, Restaurants & Leisure 2.4%
Hilton Worldwide Holdings, Inc.	106,344	35,142,438
Royal Caribbean Cruises Ltd.	136,308	43,281,879
Total		78,424,317
Specialty Retail 1.5%
TJX Companies, Inc. (The)	324,631	49,181,597
Total Consumer Discretionary		274,516,746
Consumer Staples 4.3%
Consumer Staples Distribution & Retail 1.9%
Walmart, Inc.	534,222	60,505,984
Household Products 2.4%
Colgate-Palmolive Co.	295,101	27,054,860
Procter & Gamble Co. (The)	361,002	52,937,333
Total		79,992,193
Total Consumer Staples		140,498,177
Energy 1.7%
Oil, Gas & Consumable Fuels 1.7%
Chevron Corp.	220,028	36,471,841
Valero Energy Corp.	80,186	20,883,642
Total		57,355,483
Total Energy		57,355,483
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 13.8%
Banks 6.9%
Bank of America Corp.	1,069,815	60,958,059
Citigroup, Inc.	486,008	68,021,679
JPMorgan Chase & Co.	305,357	99,952,507
Total		228,932,245
Capital Markets 3.0%
Charles Schwab Corp. (The)	532,102	49,097,052
Goldman Sachs Group, Inc. (The)	50,628	51,203,640
Total		100,300,692
Financial Services 1.9%
MasterCard, Inc., Class A	121,212	62,254,483
Insurance 2.0%
Chubb Ltd.	192,879	65,721,591
Total Financials		457,209,011
Health Care 11.2%
Biotechnology 4.3%
AbbVie, Inc.	288,958	72,713,391
Insmed, Inc.(a)	201,969	21,533,935
Revolution Medicines, Inc.(a)	115,674	21,663,427
Vertex Pharmaceuticals, Inc.(a)	51,057	25,361,543
Total		141,272,296
Health Care Equipment & Supplies 0.7%
Intuitive Surgical, Inc.(a)	60,069	23,888,240
Health Care Providers & Services 0.8%
Guardant Health, Inc.(a)	183,821	27,578,665
Life Sciences Tools & Services 1.6%
Danaher Corp.	171,938	32,750,750
Illumina, Inc.(a)	118,160	20,776,073
Total		53,526,823
Pharmaceuticals 3.8%
Eli Lilly & Co.	68,500	82,160,955
Merck & Co., Inc.	334,063	42,927,095
Total		125,088,050
Total Health Care		371,354,074
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Cornerstone Equity Fund  | 2026
3

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 10.4%
Aerospace & Defense 2.6%
Arxis, Inc.(a)	512,542	23,648,688
General Dynamics Corp.	107,559	38,101,700
Karman Holdings, Inc.(a)	461,325	23,029,344
Total		84,779,732
Commercial Services & Supplies 2.1%
Cintas Corp.	202,941	34,516,205
Republic Services, Inc.	168,336	35,869,035
Total		70,385,240
Construction & Engineering 0.6%
MasTec, Inc.(a)	46,407	19,308,096
Electrical Equipment 2.6%
Eaton Corp. PLC	115,115	49,052,804
Vertiv Holdings Co.	108,564	36,349,398
Total		85,402,202
Ground Transportation 1.2%
CSX Corp.	846,762	40,246,598
Machinery 1.3%
Parker-Hannifin Corp.	44,512	43,538,078
Total Industrials		343,659,946
Information Technology 35.7%
IT Services 0.7%
Snowflake, Inc., Class A(a)	84,838	21,591,271
Semiconductors & Semiconductor Equipment 20.6%
Broadcom, Inc.	326,163	123,208,073
Cerebras Systems, Inc., Class A(a)	27,832	6,150,872
Lam Research Corp.	220,368	95,492,065
Microchip Technology, Inc.	456,899	41,669,189
Micron Technology, Inc.	115,195	132,968,437
NVIDIA Corp.	1,414,919	283,111,143
Total		682,599,779
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 8.6%
CrowdStrike Holdings, Inc., Class A(a)	73,324	55,956,477
Microsoft Corp.	333,153	124,272,732
Palo Alto Networks, Inc.(a)	251,119	85,636,601
ServiceNow, Inc.(a)	195,956	19,454,512
Total		285,320,322
Technology Hardware, Storage & Peripherals 5.8%
Apple, Inc.	665,364	192,529,727
Total Information Technology		1,182,041,099
Real Estate 1.4%
Specialized REITs 1.4%
Equinix, Inc.	45,825	47,767,522
Total Real Estate		47,767,522
Utilities 4.0%
Electric Utilities 1.4%
Entergy Corp.	394,560	45,319,162
Multi-Utilities 2.6%
Ameren Corp.	377,670	42,691,817
DTE Energy Co.	292,287	44,535,770
Total		87,227,587
Total Utilities		132,546,749
Total Common Stocks (Cost $1,792,915,662)		3,294,674,243

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.767%(b),(c)	24,853,496	24,838,584
Total Money Market Funds (Cost $24,840,463)		24,838,584
Total Investments in Securities (Cost: $1,817,756,125)		3,319,512,827
Other Assets & Liabilities, Net		(9,772,496)
Net Assets		3,309,740,331
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Variable Portfolio – Cornerstone Equity Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.767%
	10,439,635	289,596,677	(275,195,180)	(2,548)	24,838,584	1,229	403,198	24,853,496
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	287,725,436	—	—	287,725,436
Consumer Discretionary	274,516,746	—	—	274,516,746
Consumer Staples	140,498,177	—	—	140,498,177
Energy	57,355,483	—	—	57,355,483
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Cornerstone Equity Fund  | 2026
5

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Financials	457,209,011	—	—	457,209,011
Health Care	371,354,074	—	—	371,354,074
Industrials	343,659,946	—	—	343,659,946
Information Technology	1,182,041,099	—	—	1,182,041,099
Real Estate	47,767,522	—	—	47,767,522
Utilities	132,546,749	—	—	132,546,749
Total Common Stocks	3,294,674,243	—	—	3,294,674,243
Money Market Funds	24,838,584	—	—	24,838,584
Total Investments in Securities	3,319,512,827	—	—	3,319,512,827
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Variable Portfolio – Cornerstone Equity Fund  | 2026

Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,792,915,662)	$3,294,674,243
Affiliated issuers (cost $24,840,463)	24,838,584
Cash	7
Receivable for:
Capital shares sold	2,432
Dividends	1,198,256
Foreign tax reclaims	39,252
Prepaid expenses	1,682
Total assets	3,320,754,456
Liabilities
Payable for:
Capital shares redeemed	10,736,959
Management services fees	60,236
Distribution and/or service fees	65
Service fees	356
Compensation of chief compliance officer	252
Compensation of board members	4,641
Other expenses	52,123
Deferred compensation of board members	159,493
Total liabilities	11,014,125
Net assets applicable to outstanding capital stock	$3,309,740,331
Represented by
Trust capital	$3,309,740,331
Total - representing net assets applicable to outstanding capital stock	$3,309,740,331
Class 1
Net assets	$3,300,210,129
Shares outstanding	112,812,691
Net asset value per share	$29.25
Class 2
Net assets	$9,530,202
Shares outstanding	332,721
Net asset value per share	$28.64
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Cornerstone Equity Fund  | 2026
7

Statement of Operations
Six Months Ended June 30, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$16,617,614
Dividends — affiliated issuers	403,198
Foreign taxes withheld	(33,892)
Total income	16,986,920
Expenses:
Management services fees	10,670,147
Distribution and/or service fees
Class 2	10,173
Service fees	2,376
Custodian fees	10,234
Printing and postage fees	5,758
Accounting services fees	16,239
Legal fees	28,008
Compensation of chief compliance officer	249
Compensation of board members	22,269
Deferred compensation of board members	25,632
Other	24,026
Total expenses	10,815,111
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(16,653)
Total net expenses	10,798,458
Net investment income	6,188,462
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	317,867,312
Investments — affiliated issuers	1,229
Option contracts written	946,787
Net realized gain	318,815,328
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(46,964,270)
Investments — affiliated issuers	(2,548)
Net change in unrealized appreciation (depreciation)	(46,966,818)
Net realized and unrealized gain	271,848,510
Net increase in net assets resulting from operations	$278,036,972
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Variable Portfolio – Cornerstone Equity Fund  | 2026

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment income	$6,188,462	$15,573,056
Net realized gain	318,815,328	178,333,930
Net change in unrealized appreciation (depreciation)	(46,966,818)	246,900,597
Net increase in net assets resulting from operations	278,036,972	440,807,583
Decrease in net assets from capital stock activity	(219,403,194)	(565,250,217)
Total increase (decrease) in net assets	58,633,778	(124,442,634)
Net assets at beginning of period	3,251,106,553	3,375,549,187
Net assets at end of period	$3,309,740,331	$3,251,106,553

	Six Months Ended		Year Ended
	June 30, 2026 (Unaudited)		December 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	101,473	2,701,313	360,028	7,984,968
Shares redeemed	(7,903,992)	(223,215,182)	(22,954,474)	(574,556,975)
Net decrease	(7,802,519)	(220,513,869)	(22,594,446)	(566,572,007)
Class 2
Shares sold	66,361	1,791,653	72,444	1,685,107
Shares redeemed	(25,558)	(680,978)	(15,719)	(363,317)
Net increase	40,803	1,110,675	56,725	1,321,790
Total net decrease	(7,761,716)	(219,403,194)	(22,537,721)	(565,250,217)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Cornerstone Equity Fund  | 2026
9

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$26.89	0.05	2.31	2.36
Year Ended 12/31/2025	$23.53	0.12	3.24	3.36
Year Ended 12/31/2024	$18.96	0.11	4.46	4.57
Year Ended 12/31/2023	$14.81	0.15	4.00	4.15
Year Ended 12/31/2022	$18.41	0.14	(3.74)	(3.60)
Year Ended 12/31/2021	$14.23	0.12	4.06	4.18
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$26.36	0.02	2.26	2.28
Year Ended 12/31/2025	$23.13	0.05	3.18	3.23
Year Ended 12/31/2024	$18.68	0.06	4.39	4.45
Year Ended 12/31/2023	$14.62	0.10	3.96	4.06
Year Ended 12/31/2022	$18.23	0.14	(3.75)	(3.61)
Year Ended 12/31/2021	$14.12	0.07	4.04	4.11

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Variable Portfolio – Cornerstone Equity Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2026 (Unaudited)	$29.25	8.78%	0.67%	0.67%	0.39%	39%	$3,300,210
Year Ended 12/31/2025	$26.89	14.28%	0.67%	0.67%	0.48%	44%	$3,243,411
Year Ended 12/31/2024	$23.53	24.10%	0.67%	0.67%	0.52%	48%	$3,370,110
Year Ended 12/31/2023	$18.96	28.02%	0.68%	0.68%	0.88%	50%	$3,151,387
Year Ended 12/31/2022	$14.81	(19.56% )	0.67% (c)	0.67% (c)	0.87%	44%	$2,958,820
Year Ended 12/31/2021	$18.41	29.37%	0.66% (c)	0.66% (c)	0.71%	60%	$3,960,214
Class 2
Six Months Ended 6/30/2026 (Unaudited)	$28.64	8.65%	0.92%	0.92%	0.14%	39%	$9,530
Year Ended 12/31/2025	$26.36	13.96%	0.92%	0.92%	0.22%	44%	$7,695
Year Ended 12/31/2024	$23.13	23.82%	0.92%	0.92%	0.27%	48%	$5,439
Year Ended 12/31/2023	$18.68	27.77%	0.93%	0.93%	0.61%	50%	$3,018
Year Ended 12/31/2022	$14.62	(19.80% )	0.95% (c)	0.94% (c)	0.98%	44%	$505
Year Ended 12/31/2021	$18.23	29.11%	0.91% (c)	0.91% (c)	0.45%	60%	$5
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Cornerstone Equity Fund  | 2026
11

Notes to Financial Statements
June 30, 2026 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Cornerstone Equity Fund (formerly known as Columbia Variable Portfolio – Select Large Cap Equity Fund) (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Effective May 1, 2026, Columbia Variable Portfolio – Select Large Cap Equity Fund was renamed Columbia Variable Portfolio – Cornerstone Equity Fund.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
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Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the
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Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund may use options that are written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends
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Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
At June 30, 2026, the Fund had no outstanding derivatives.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Option contracts written ($)
Equity risk	946,787
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2026:
Derivative instrument	Average value ($)
Option contracts written	(96,891)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
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Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
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Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2026 was 0.66% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2026 was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
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17

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2026 through April 30, 2027 (%)	Prior to May 1, 2026 (%)
Class 1	0.67	0.70
Class 2	0.92	0.95
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,253,359,359 and $1,472,734,574, respectively, for the six months ended June 30, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
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Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2026.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2026.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At June 30, 2026, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Columbia Variable Portfolio – Cornerstone Equity Fund  | 2026
19

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
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Columbia Variable Portfolio – Cornerstone Equity Fund  | 2026

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Cornerstone Equity Fund (the Fund), formerly known as Columbia Select Large Cap Equity Fund. Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
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Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
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Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
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The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
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Terms of the Management Agreement;
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Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
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Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
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Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
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Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
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Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
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The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
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Approval of Management Agreement (continued)
(Unaudited)
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Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers  and benchmarks, and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the
22
Columbia Variable Portfolio – Cornerstone Equity Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Cornerstone Equity Fund  | 2026
23

Columbia Variable Portfolio – Cornerstone Equity Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
SAR7071_(08/26)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in “Compensation of board members” and “Deferred compensation of board members” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR. Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in “Compensation of chief compliance officer” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting. During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Columbia Threadneedle’s oversight.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics required to be disclosed under Item 2 of Form N-CSR. Not applicable for semiannual reports.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Columbia Funds Variable Series Trust II

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	August 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	August 24, 2026

By:	/s/ Charles H. Chiesa
Name:	Charles H. Chiesa
Title:	Treasurer, Chief Financial Officer, Chief Accounting Officer and Principal Financial Officer

Date:	August 24, 2026